As filed with the Securities and Exchange Commission on April 19, 2004

--------------------------------------------------------------------------------

                              File Nos. 333-102295
                                    811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 2

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 28

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                 1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10036


Approximate date of proposed public offering: Continuous.
It is proposed that this filing will become effective (Check Appropriate Box)

( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on May 1, 2004 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
544 LAKEVIEW PARKWAY, SUITE 300
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                    PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 40 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 38 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS (SERIES
 SERIES (CLASS X SHARES)                   I)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.   ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 (CLASS I SHARES)                          SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS   FRANKLIN TEMPLETON VARIABLE INSURANCE
 I AND CLASS II SHARES)                    PRODUCTS TRUST (CLASS 2 SHARES)
                                          PUTNAM VARIABLE TRUST (CLASS IB
                                           SHARES)



WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 55 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          12
--------------------------------------------------------------------------------
  Purchases                                                             13
--------------------------------------------------------------------------------
  Contract Value                                                        14
--------------------------------------------------------------------------------
  Investment Alternatives                                               15
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          15
--------------------------------------------------------------------------------
     The Fixed Account Options                                          18
--------------------------------------------------------------------------------
     Transfers                                                          19
--------------------------------------------------------------------------------
  Expenses                                                              21
--------------------------------------------------------------------------------
  Access To Your Money                                                  23
--------------------------------------------------------------------------------
  Income Payments                                                       24
--------------------------------------------------------------------------------

                                                                        PAGE
--------------------------------------------------------------------------------
  Death Benefits                                                        27
--------------------------------------------------------------------------------
  Longevity Reward Rider                                                31
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     32
--------------------------------------------------------------------------------
     Allstate Life                                                      32
--------------------------------------------------------------------------------
     The Variable Account                                               33
--------------------------------------------------------------------------------
     The Portfolios                                                     33
--------------------------------------------------------------------------------
     The Contract                                                       34
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan               34
--------------------------------------------------------------------------------
     Legal Matters                                                      34
--------------------------------------------------------------------------------
  Taxes                                                                 35
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES                                     41
--------------------------------------------------------------------------------
APPENDIX B -CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT              53
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   55
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      6
--------------------------------------------------------------------------------
Accumulation Unit                                                       12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 12
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    32
--------------------------------------------------------------------------------
Annuitant                                                               12
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 20
--------------------------------------------------------------------------------
Automatic Additions Program                                             13
--------------------------------------------------------------------------------
Beneficiary                                                             12
--------------------------------------------------------------------------------
Contract*                                                               19
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  12
--------------------------------------------------------------------------------
Contract Value                                                          14
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               27
--------------------------------------------------------------------------------
Death Benefit Combination Option                                        28
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           20
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                             18
--------------------------------------------------------------------------------
Due Proof of Death                                                      27
--------------------------------------------------------------------------------
Enhanced Death Benefit Option                                           28
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Option                                  29
--------------------------------------------------------------------------------
Fixed Account Options                                                   18
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  22
--------------------------------------------------------------------------------

                                                                        Page

--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Periods                                                       19
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                                     26
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                           28
--------------------------------------------------------------------------------
Income Plan                                                             24
--------------------------------------------------------------------------------
Investment Alternatives                                                 15
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Longevity Reward Rider                                                  31
--------------------------------------------------------------------------------
Payout Phase                                                            6
--------------------------------------------------------------------------------
Payout Start Date                                                       24
--------------------------------------------------------------------------------
Performance Benefit Combination Option                                  28
--------------------------------------------------------------------------------
Performance Death Benefit Option                                        28
--------------------------------------------------------------------------------
Performance Income Benefit Option                                       25
--------------------------------------------------------------------------------
Portfolios                                                              33
--------------------------------------------------------------------------------
Qualified Contracts                                                     38
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           23
--------------------------------------------------------------------------------
Valuation Date                                                          13
--------------------------------------------------------------------------------
Variable Account                                                        33
--------------------------------------------------------------------------------
Variable Sub-Account                                                    15
--------------------------------------------------------------------------------
  *In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS       We are no longer offering new contracts. You can add to
                        your Contract as often and as much as you like. Each
                        payment must be at least $25. You must maintain a
                        minimum account value of $500.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees (mortality and
                          expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                          Base Contract 1.35%

                          w/Enhanced Death Benefit Option 1.48%

                          w/Performance Death Benefit Option 1.48%

                          w/Performance Income Benefit Option 1.48%

                          w/Performance Benefit Combination Option 1.59%

                          w/Death Benefit Combination Option 1.59%

                          w/Income Benefit Combination Option 2 1.65%

                          w/Income and Death Benefit Combination Option 2 1.85%

                        .If you select the Enhanced Earnings Death Benefit
                          Option, you would pay an additional mortality and expense risk charge of 0.20%.

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases)

                        .Withdrawal charges ranging from 0% to 6% of purchase
                          payment(s) withdrawn (with certain exceptions)

                        .Transfer fee of $25 after 12th transfer in any
                          Contract Year

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 41 investment alternatives
ALTERNATIVES            including:

                        .2 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .39 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . Morgan Stanley Investment Advisors Inc.

                          . Van Kampen (1)

                          . Van Kampen Asset Management

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . Franklin Advisers, Inc.

                          . Franklin Mutual Advisers, LLC

                          . Templeton Investment Counsel, LLC

                          . Putnam Investment Management, LLC

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                        Sub-Accounts have performed, call us at 1-800-654-2397.
-------------------------------------------------------------------------------
(1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

                                 4  PROSPECTUS

SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with payments guaranteed for 10 years

                        . joint and survivor life income payments

                        . guaranteed payments for a specified period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the ANNUITANT dies before the PAYOUT START
                        DATE, we will pay the death benefit described in the
                        Contract. We also offer 4 death benefit options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the entire amount in the investment
                        alternative, whichever is less.

                        There is a $25 fee per transfer after the 12th transfer
                        in each CONTRACT YEAR, which we measure from the date
                        we issue your Contract or a Contract anniversary
                        ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. In general, you
                        must withdraw at least $100 at a time or the total
                        amount in the investment alternative, if less.
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first.  If the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        also may apply.
-------------------------------------------------------------------------------



                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 40 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 24. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received  0    1    2    3    4    5     6+
 the Purchase Payment Being Withdrawn**:
-------------------------------------------------------------------------------
Applicable Charge                           6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                      $30.00***
-------------------------------------------------------------------------------
Transfer Fee                                           $25.00****
-------------------------------------------------------------------------------

  *
   During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  ** If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 31 for details.

  *** If you qualify for and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

  **** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                              With the
                                                              Enhanced
                                                          Death Benefit,*        With the
                                                          the Performance      Performance
                                                               Income            Benefit                           With the
                                                             Benefit,*         Combination*       With the          Income
                                                               or the          or the Death        Income         and Death
                                                            Performance          Benefit          Benefit          Benefit
                                               Base        Death Benefit       Combination      Combination      Combination
                                             Contract          Option             Option         Option 2*        Option 2*
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.25%           1.38%              1.49%            1.55%            1.75%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                  0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.35%           1.48%              1.59%            1.65%            1.85%
-------------------------------------------------------------------------------------------------------------------------------
   If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**            1.45%           1.58%              1.69%            1.75%            1.95%
-------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                 0.10%           0.10%              0.10%            0.10%            0.10%
-------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense**        1.55%           1.68%              1.79%            1.85%            2.05%
-------------------------------------------------------------------------------------------------------------------------------


  * These Options are no longer available to be added to your Contract.

  ** If you qualify for and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.


                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                    Minimum                   Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.46%                      4.31%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The expenses shown in this table do not include any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                                                            Rule
                                                                                Management  12b-1   Other     Total Portfolio
PORTFOLIO                                                                          Fees     Fees   Expenses   Annual Expenses
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X                          0.75%      N/A    0.12%          0.87%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X                            0.57%      N/A    0.02%          0.59%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X                                     0.50%      N/A    0.02%          0.52%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Growth Portfolio - Class X                            0.95%      N/A    0.09%          1.04%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X                           0.65%      N/A    0.28%          0.93%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X                     0.75%      N/A    0.07%          0.82%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X                                 0.50%      N/A    0.20%          0.70%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X                             0.75%      N/A    0.09%          0.84%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information Portfolio - Class X                                0.75%      N/A    0.37%          1.12%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X                           0.45%      N/A    0.06%          0.51%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X                               0.50%      N/A    0.02%          0.52%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus Portfolio - Class X                        0.50%      N/A    0.03%          0.53%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X                              0.40%      N/A    0.06%          0.46%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X                                 0.50%      N/A    0.02%          0.52%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X                                  0.65%      N/A    0.05%          0.70%
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class I (2, 3)                 1.25%      N/A    0.62%          1.87%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (2, 3)                           0.55%      N/A    0.39%          0.94%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio - Class I (2, 3)                    0.80%      N/A    0.58%          1.38%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class I (2, 3)                          0.75%      N/A    0.58%          1.33%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (2, 3, 4)                   0.75%      N/A    0.37%          1.12%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class I (2, 3)                        0.80%      N/A    0.31%          1.11%
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (5, 6)                      0.00%     0.25%   4.06%          4.31%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class I                                       0.60%      N/A    0.05%          0.65%
------------------------------------------------------------------------------------------------------------------------------

                                 8  PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio - Class I                                0.70%      N/A    0.07%          0.77%
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                     0.61%      N/A    0.24%          0.85%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I                                                   0.63%      N/A    0.27%          0.90%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I                                      0.73%      N/A    0.34%          1.07%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                           0.61%      N/A    0.24%          0.85%
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio - Class B                                      0.75%     0.25%   0.14%          1.14%
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio - Class B (7)                       0.63%     0.25%   0.03%          0.91%
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio - Class B (7)                          1.00%     0.25%   0.05%          1.30%
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Fund - Class 2 (8, 9)                                  0.58%     0.25%   0.04%          0.87%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2 (8, 9)                            0.48%     0.25%   0.03%          0.76%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2 (9)                                 0.60%     0.25%   0.20%          1.05%
------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2 (10)                            0.69%     0.25%   0.22%          1.16%
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB                                       0.48%     0.25%   0.05%          0.78%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB                                    0.76%     0.25%   0.18%          1.19%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (11)                                    0.79%     0.25%   0.12%          1.16%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB                                                 0.55%     0.25%   0.07%          0.87%
------------------------------------------------------------------------------------------------------------------------------


1. Figures shown in the Table are for the year ended December 31, 2003 (except as otherwise noted).

2. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3. The fees in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's Adviser to the extent Total Annual Portfolio Expenses exceed the "Operating Expense Limitation" in the table below. The Adviser may terminate these voluntary waivers at any time at its sole discretion. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                    Operating   Management  Rule 12b-1   Other          Total
                                     Expense       Fees        Fees     Expenses   Portfolio Annual
PORTFOLIO                           Limitation                                         Expenses
----------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets       1.75%       1.16%        N/A       0.62%          1.78%
Equity Portfolio -Class I
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth          0.85%       0.46%        N/A       0.39%          0.85%
Portfolio - Class I
----------------------------------------------------------------------------------------------------
Van Kampen UIF International          1.15%       0.57%        N/A       0.58%          1.15%
Magnum Portfolio - Class I
----------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth         1.05%       0.47%        N/A       0.58%          1.05%
Portfolio - Class I
----------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value     1.05%       0.68%        N/A       0.37%          1.05%
Portfolio - Class I
----------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate       1.10%       0.79%        N/A       0.31%          1.10%
Portfolio - Class I
----------------------------------------------------------------------------------------------------


 Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from Total Annual Portfolio Expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Van Kampen UIF Emerging Markets Equity Portfolio, Class I are 0.03% of such investment related expenses.

4. Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen U.S. Mid Cap Value Portfolio, Class I.


                                 9  PROSPECTUS

5. For the year ended December 31, 2003, the Adviser voluntarily waived $26,074 of its investment advisory fees and assumed $79,674 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the Adviser. When the effects of the voluntary waivers discussed above are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.75%, 0.25%, 0.26%, and 1.26%, respectively.

6. Effective April 30, 2004, the LSA Aggressive Growth Fund was merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II.

7. "Total Annual Portfolio Expenses" do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the fee reduction is expected to continue for a period of at least five years. With this waiver, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                                                                                      Total
                                                                 Management  Rule 12b-1   Other     Portfolio
                                                                    Fees        Fees     Expenses     Annual
PORTFOLIO                                                                                            Expenses
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio - Class B            0.55%      0.25%      0.03%     0.83%
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio - Class B               0.75%      0.25%      0.05%     1.05%
---------------------------------------------------------------------------------------------------------------


8. The Fund administration fee is paid indirectly through the management fee.

9. While the maximum amount payable under the Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current Rule 12b-1 fee at 0.25% per year.

10.The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were 0.65%, 0.25%, 0.22%, and 1.12%, respectively.

11.
  Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in this portfolio you may continue your investment. If, as of July 15, 2003, you were enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses        $1,107          $2,265          $3,377          $6,305
-----------------------------------------------------------------------------------------------------------------------



                                 10  PROSPECTUS


Costs Based on Minimum Annual Portfolio Expenses        $712            $1,133          $1,577          $3,135
-----------------------------------------------------------------------------------------------------------------------



EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                           1 Year         3 Years         5 Years          10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses        $682            $2,010          $3,292          $6,305
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses        $287            $878            $1,492          $3,135
-----------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate Life appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and ALLSTATE LIFE, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the owner, while the Annuitant is alive,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

                                 12  PROSPECTUS

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM / Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the

                                 13  PROSPECTUS

Accumulation Unit Values computed on the next Valuation Date.

CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 14  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request
that complies with the Sub-Account limitation.   If you wish to transfer more
than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

For most Sub-Accounts, the restriction was effective as of February 2, 2004.
 The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Growth and Putnam VT International Growth. The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield, Morgan Stanley VISGlobal Dividend Growth and Morgan Stanley VISGlobal Advantage and the Van Kampen UIF Emerging Markets Equity, Van Kampen UIF International Magnum, Van Kampen UIF U.S. Mid Cap Value and Van Kampen UIF Mid Cap Growth Sub-Accounts.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or May 1, 2004 for new funds. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.


                                 15  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class X


-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth           and long-term growth of
 Portfolio - Class X       income and capital
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -        investments in common
 Class X                   stocks of companies
                           believed by the Investment
                           Adviser to have potential
                           for superior growth.
                           Income as a secondary
                           objective but only when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Growth           appreciation of its
 Portfolio - Class X       investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth    and long-term growth of
 Portfolio - Class X       income and capital          MORGAN STANLEY
-------------------------------------------------------INVESTMENT ADVISORS INC.
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class   income and, as a secondary
 X                         objective, capital
                           appreciation when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder            secondary objective,
 Portfolio - Class X       growth of capital
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital
 Information Portfolio -   appreciation
 Class X
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration          income consistent with
 Portfolio - Class X       preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -        preservation of capital,
 Class X                   and liquidity
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Quality Income Plus       income and, as a secondary
 Portfolio - Class X       objective, capital
                           appreciation when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -     before expenses,
 Class X                   correspond to the total
                           return (i.e., combination
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
Strategist Portfolio -     return through a fully
 Class X                   maanged investment policy
                           utilizing equity,
                           fixed-income and money
                           market securities and the
                           writing of covered call
                           and put options
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -     current income
 Class X
-------------------------------------------------------------------------------

                                 16  PROSPECTUS

-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
 Markets Equity            appreciation
 Portfolio - Class I
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio -        appreciation by investing
 Class I                   primarily on
                           growth-oriented equity
                           securities of large
                           capitalization companies
-------------------------------------------------------
Van Kampen UIF            Long-term capital
 International Magnum      appreciation by investing
 Portfolio - Class I       primarily in equity
                           securities of non-U.S.
                           issuers domiciled in EAFE   VAN KAMPEN (1)
                           countries
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth
 Growth Portfolio -
 Class I
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
 Cap Value Portfolio -     over a market cycle of
 Class I (2)               three to five years by
                           investing in common stocks
                           and other equity
                           securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above-average current
 Estate Portfolio -        income and long-term
 Class I                   capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio - Class II
 (3)
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income    VAN KAMPEN ASSET
 Portfolio - Class I                                   MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation
 Growth Portfolio -
 Class I
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (4)
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
 Appreciation Fund -
 Series I
-------------------------------------------------------
AIM V.I. Growth Fund -    Growth of capital            A I M ADVISORS, INC.
 Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital
 Equity Fund - Series I
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of
 Fund - Series I           capital.  Income is a
                           secondary objective.
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
 Portfolio - Class B       capital. Current income is
                           incidental to the
                           Portfolio's objective.      ALLIANCE CAPITAL
-------------------------------------------------------MANAGEMENT, L.P.
AllianceBernstein Growth  Reasonable current income
 and Income Portfolio -    and reasonable opportunity
 Class B                   for appreciation
-------------------------------------------------------
AllianceBernstein         Growth of capital by
 Premier Growth            pursuing aggressive
 Portfolio - Class B       investment policies
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
 FTVIP Franklin High      High level of income with
 Income Fund - Class 2     capital appreciation as a   FRANKLIN ADVISERS, INC.
                           secondary goal
-------------------------------------------------------
 FTVIP Franklin Income    Maximize income while
 Securities Fund - Class   mantaining prospects for
 2                         capital appreciation
-------------------------------------------------------------------------------
 FTVIP Mutual Shares      Capital appreciation with    FRANKLIN MUTUAL
 Securities Fund - Class   income is a secondary       ADVISERS, LLC
 2                         objective
-------------------------------------------------------------------------------
 FTVIP Templeton Foreign  Long-term capital growth     TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------

                                 17  PROSPECTUS

-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class IB    income
-------------------------------------------------------
Putnam VT International   Capital appreciation         PUTNAM INVESTMENT
 Equity Fund - Class IB                                MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation
 Value Fund - Class IB
 (5)
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation
 Class IB
-------------------------------------------------------------------------------

(1) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that portfolio.

(3) Effective April 30, 2004, the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II.

(4) A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio you may continue your investment. If, as of July 15, 2003, you were enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 20, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.


                                 18  PROSPECTUS

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.


GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 15. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

                                 19  PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio

                                 20  PROSPECTUS

Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

 The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you qualify for and elect the Longevity Reward Rider. See "Longevity Reward Rider" on page 31 for details.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

.. 1.25% Base Contract

.. 1.38% w/Enhanced Death Benefit Option

.. 1.38% w/Performance Death Benefit Option

.. 1.38% w/Performance Income Benefit Option

.. 1.49% w/Performance Benefit Combination Option

.. 1.49% w/Death Benefit Combination Option

.. 1.55% w/Income Benefit Combination Option 2

.. 1.68% w/Income and Performance Death Benefit Option (State of Washington only)

.. 1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you qualify for and elect the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

                                 21  PROSPECTUS

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on pages 31 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless
you instruct otherwise.   For purposes of the withdrawal charge, we will treat
withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

 Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

                                 22  PROSPECTUS

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-10. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

 2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets/TM/- Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

                                 23  PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date;

.. no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed amount income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract

                                 24  PROSPECTUS

Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

  1. deducting any applicable premium tax; and

  2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited.
 Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that

                                 25  PROSPECTUS
provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary;

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.


INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

.. For purchase payments, Income Base A is equal to the most recently calculated
  Income Base A plus the purchase payment.

.. For withdrawals, Income Base A is equal to the most recently calculated Income
  Base A reduced by a withdrawal adjustment (described below).

.. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and

                                 26  PROSPECTUS
not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited.
 Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

                                 27  PROSPECTUS

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 29 below. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

  .  (i) = the withdrawal amount

  .   (ii) = the Contract Value just before the withdrawal

  .   (iii) = the most recently calculated Enhanced Death Benefit

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION.The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

If you selected the Income and Death Benefit Combination Option 2, which combines the features of

                                 28  PROSPECTUS
the Income Benefit Combination (described on page 26) with the features of the Death Benefit Combination (described on page 28) with the following modifications. The death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the first Contract Anniversary after the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age
85).

In calculating the death benefit payable provided by the Enhanced Death Benefit, for all ages, withdrawals will reduce the Enhanced Death Benefit by an amount equal to: (i) the Enhanced Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

The Income and Death Benefit Combination Option 2 is not available in the state of Washington. In the state of Washington only, we offer the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. The mortality and expense risk charge for the Income and Death Benefit Combination Option is an additional 0.43% which reflects an additional 0.30% for the Income Benefit Combination portion and 0.13% for the Performance Death Benefit portion.

If you select the Income and Performance Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive a written request to add the rider, cannot exceed age 75.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

.. 40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

.. 25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

  In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

                                 29  PROSPECTUS

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Conract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i) transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The

                                 30  PROSPECTUS

Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

  (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

(a) The Contract owner may elect to receive the death benefit in a lump sum; or

(b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.


LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

This rider may not be appropriate for you if you expect to make a withdrawal within the first three years of the rider date.

ELIGIBILITY. You may elect the Longevity Reward Rider (Long Term Retention Rider in some states) at any time during the Accumulation Phase if on the date of application for the Rider:

.. the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

.. the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elect the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the

                                 31  PROSPECTUS

Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elect the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 29 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

.. Transfer all or a portion of the excess among the Variable Sub-Accounts;

.. Transfer all or a portion of the excess into the Standard Fixed Account; or

.. Transfer all or a portion of the excess into a combination of Variable
  Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elect the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:


EXISTING PURCHASE      NEW PURCHASE
     PAYMENTS            PAYMENTS
                        Number of
                     Complete Years        Withdrawal
                    Since We Received     Charge (as a
                    the New Purchase    Percentage of New
                           Paym            or Existing
Number of Complete          en              Purchase
Years Since Rider        t Being            Payments
       Date             Withdrawn           Withdrawn)


        0                   0                   3%
        1                   1                   2%
        2                   2                   1%

        3+                  3+                  0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elect the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date
or the most recent Contract Anniversary, whichever is later.   As with all
withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate

                                 32  PROSPECTUS

Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or

                                 33  PROSPECTUS
trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc., Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

In states where we are still offering the Contracts, we may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.75% of the average net assets of the Fixed Account to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.

                                 34  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate

Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable

Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 35  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 36  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 37  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                 38  PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity.


                                 39  PROSPECTUS

Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 40  PROSPECTUS

APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income Plus, Morgan Stanley VIS High Yield, Morgan Stanley VIS Utilities, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Variable Sub-Account was first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Van Kampen UIF Equity Growth, Van Kampen UIF International Magnum, Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The Van Kampen UIF U.S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, International Growth and Voyager Variable Sub-Accounts were first offered on January 31, 2000. The Information Sub-Account was first offered on November 6, 2001. The Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock, and Putnam VT Small Cap Value Variable Sub-Accounts were first offered on May 1, 2002.

No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts which were first offered on May 1, 2004.


                                 41  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT FOR EACH OF THE LAST TEN FISCAL YEARS (BASE CONTRACT)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                               1994         1995         1996         1997          1998
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
 Accumulation Unit Value, Beginning of Period                   $    16.746  $    15.981  $    21.505  $    26.298   $    32.590
 Accumulation Unit Value, End of Period                         $    15.981  $    21.505  $    26.298  $    32.590   $    36.725
 Number of Units Outstanding, End of Period                      28,980,558   33,515,201   38,902,776   39,673,542    36,334,173
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity
 Accumulation Unit Value, Beginning of Period                   $    19.604  $    18.392  $    25.864  $    28.669   $    38.873
 Accumulation Unit Value, End of Period                         $    18.392  $    25.864  $    28.669  $    38.873   $    50.025
 Number of Units Outstanding, End of Period                       8,914,107   10,835,413   13,438,192   13,511,972    12,608,741
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
 Accumulation Unit Value, Beginning of Period                   $    14.290  $    15.278  $    18.976  $    24.335   $    27.870
 Accumulation Unit Value, End of Period                         $    15.278  $    18.976  $    24.335  $    27.870   $    34.083
 Number of Units Outstanding, End of Period                       8,491,681    8,587,679   10,006,937    9,765,284     8,967,887
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
 Accumulation Unit Value, Beginning of Period                             -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                   -            -            -            -   $     9.728
 Number of Units Outstanding, End of Period                               -            -            -            -     1,432,745
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
 Accumulation Unit Value, Beginning of Period                   $    10.000  $      9.12  $    11.935  $    13.845   $    15.304
 Accumulation Unit Value, End of Period                         $     9.912  $    11.935  $    13.845  $    15.304   $    16.991
 Number of Units Outstanding, End of Period                      12,306,690   15,325,898   19,847,332   21,662,482    17,634,472
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
 Accumulation Unit Value, Beginning of Period                   $    20.022  $    19.264  $    21.859  $    24.148   $    26.652
 Accumulation Unit Value, End of Period                         $    19.264  $    21.859  $    24.148  $    26.652   $    24.658
 Number of Units Outstanding, End of Period                       4,082,485    5,536,230    7,988,916    8,797,892     8,199,142
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
 Accumulation Unit Value, Beginning of Period                             -            -            -  $    10.000   $    12.084
 Accumulation Unit Value, End of Period                                   -            -            -  $    12.084   $    12.297
 Number of Units Outstanding, End of Period                               -            -            -    2,364,583     2,979,980
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market
 Accumulation Unit Value, Beginning of Period                   $    10.913  $    11.178  $    11.653  $    12.084   $    12.546
 Accumulation Unit Value, End of Period                         $    11.178  $    11.653  $    12.084  $    12.546   $    12.979
 Number of Units Outstanding, End of Period                      19,047,342   17,483,665   21,476,904   18,625,330    21,159,031
---------------------------------------------------------------------------------------------------------------------------------

                                 42  PROSPECTUS

---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (2)
 Accumulation Unit Value, Beginning of Period                   $    10.000  $     9.221  $     9.619  $     9.858   $     6.059
 Accumulation Unit Value, End of Period                         $     9.221  $     9.619  $     9.858  $     6.059   $     5.356
 Number of Units Outstanding, End of Period                       7,080,863    8,865,898   11,810,540    8,191,656     6,325,967
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
 Accumulation Unit Value, Beginning of Period                   $    14.487  $    13.344  $    16.373  $    16.404   $    17.983
 Accumulation Unit Value, End of Period                         $    13.344  $    16.373  $    16.404  $    17.983   $    19.265
 Number of Units Outstanding, End of Period                      25,348,646   26,735,500   24,233,104   20,839,536    20,312,197
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
 Accumulation Unit Value, Beginning of Period                             -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                   -            -            -            -   $    11.126
 Number of Units Outstanding, End of Period                               -            -            -            -     1,722,709
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist
 Accumulation Unit Value, Beginning of Period                   $    15.286  $    15.675  $    16.919  $    19.199   $    21.540
 Accumulation Unit Value, End of Period                         $    15.675  $    16.919  $    19.199  $    21.540   $    26.875
 Number of Units Outstanding, End of Period                      18,218,900   17,717,645   17,132,441   16,153,105    14,574,012
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
 Accumulation Unit Value, Beginning of Period                   $    15.798  $    14.180  $    17.999  $    19.298   $    24.208
 Accumulation Unit Value, End of Period                         $    14.180  $    17.999  $    19.298  $    24.208   $    29.461
 Number of Units Outstanding, End of Period                      22,552,568   22,626,178   19,259,329   15,172,387    13,541,542
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
 Accumulation Unit Value, Beginning of Period                             -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                   -            -            -            -   $     7.102
 Number of Units Outstanding, End of Period                               -            -            -            -        82,002
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
 Accumulation Unit Value, Beginning of Period                             -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                   -            -            -            -   $    10.104
 Number of Units Outstanding, End of Period                               -            -            -            -       822,038
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum
 Accumulation Unit Value, Beginning of Period                             -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                   -            -            -            -   $     9.790
 Number of Units Outstanding, End of Period                               -            -            -            -       136,628
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (1)
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
 Accumulation Unit Value, Beginning of Period                             -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                   -            -            -            -   $     9.062
 Number of Units Outstanding, End of Period                               -            -            -            -        79,729
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II SHARES)
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth - Class II
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock - Class I
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------

                                 43  PROSPECTUS

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth - Class I
 Accumulation Unit Value, Beginning of Period                             -            -            -            -   $    10.000
 Accumulation Unit Value, End of Period                                   -            -            -            -   $    11.997
 Number of Units Outstanding, End of Period                               -            -            -            -       254,704
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth (3)
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
---------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------

                                 44  PROSPECTUS

---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value (4)
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager
 Accumulation Unit Value, Beginning of Period                             -            -            -            -             -
 Accumulation Unit Value, End of Period                                   -            -            -            -             -
 Number of Units Outstanding, End of Period                               -            -            -            -             -
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                                1999         2000         2001         2002          2003
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    14.447  $     8.324  $     9.905   $     7.563
 Accumulation Unit Value, End of Period                          $    14.447  $     8.324  $     9.905  $     7.563   $     9.407
 Number of Units Outstanding, End of Period                          924,675      330,757    2,037,605    1,469,643     1,182,043
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
 Accumulation Unit Value, Beginning of Period                    $    36.725  $    35.384  $    36.762  $    34.380   $    27.809
 Accumulation Unit Value, End of Period                          $    35.384  $    36.762  $    34.380  $    27.809   $    35.088
 Number of Units Outstanding, End of Period                       31,771,950   22,447,720   18,402,631   14,271,895    11,388,813
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity
 Accumulation Unit Value, Beginning of Period                    $    50.025  $    78.284  $    67.698  $    48.840   $    37.962
 Accumulation Unit Value, End of Period                          $    78.284  $    67.698  $    48.840  $    37.962   $    45.995
 Number of Units Outstanding, End of Period                       13,033,466   12,262,797    9,213,699    6,962,525     5,390,368
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
 Accumulation Unit Value, Beginning of Period                    $    34,083  $    43.419  $    40.733  $    33.048   $    25.640
 Accumulation Unit Value, End of Period                          $    43.419  $    40.733  $    33.048  $    25.640   $    32.640
 Number of Units Outstanding, End of Period                        7,442,535    6,307,478    4,613,136    3,538,947     2,729,709
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
 Accumulation Unit Value, Beginning of Period                    $     9.728  $    12.177  $     9.926  $     7.501   $     5.865
 Accumulation Unit Value, End of Period                          $    12.177  $     9.926  $     7.501  $     5.865   $     7.587
 Number of Units Outstanding, End of Period                        1,766,647    2,405,879    1,726,377    1,176,968     1,000,001
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
 Accumulation Unit Value, Beginning of Period                    $    16.991  $    19.219  $    18.489  $    17.100   $    14.759
 Accumulation Unit Value, End of Period                          $    19.219  $    18.489  $    17.100  $    14.759   $    19.231
 Number of Units Outstanding, End of Period                       15,377,323   11,064,552    8,650,672    6,686,000     5,329,708
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
 Accumulation Unit Value, Beginning of Period                    $    24.658  $    24.009  $    16.055  $    10.493   $     9.614
 Accumulation Unit Value, End of Period                          $    24.009  $    16.055  $    10.493  $     9.614   $    12.115
 Number of Units Outstanding, End of Period                        6,186,696    4,112,148    2,971,097    2,130,485     2,018,163
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
 Accumulation Unit Value, Beginning of Period                    $    12.297  $    12.997  $    12.846  $    12.964   $    11.813
 Accumulation Unit Value, End of Period                          $    12.997  $    12.846  $    12.964  $    11.813   $    14.084
 Number of Units Outstanding, End of Period                        2,557,977    1,868,522    1,759,604    1,492,253     1,199,577
----------------------------------------------------------------------------------------------------------------------------------

                                 45  PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information
 Accumulation Unit Value, Beginning of Period                              -  $    10.000  $     9.292  $     5.236   $     2.940
 Accumulation Unit Value, End of Period                                    -  $     9.292  $     5.236  $     2.940   $     4.672
 Number of Units Outstanding, End of Period                                -       63,540      289,805      200,890       313,079
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    10.065  $    10.511  $    11.067   $    11.361
 Accumulation Unit Value, End of Period                          $    10.065  $    10.511  $    11.067  $    11.361   $    11.459
 Number of Units Outstanding, End of Period                          127,159      247,190      998,378    2,184,695     1,875,942
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market
 Accumulation Unit Value, Beginning of Period                    $    12.979  $    13.460  $    14.083  $    14.436   $    14.433
 Accumulation Unit Value, End of Period                          $    13.460  $    14.083  $    14.436  $    14.433   $    14.334
 Number of Units Outstanding, End of Period                       17,541,394   13,100,511   14,122,157   12,828,970     8,011,135
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (2)
 Accumulation Unit Value, Beginning of Period                    $     5.356  $     8.780  $     5.762  $     4.126   $     3.140
 Accumulation Unit Value, End of Period                          $     8.780  $     5.762  $     4.126  $     3.140   $     4.026
 Number of Units Outstanding, End of Period                        7,412,158    5,717,245    3,936,434    2,975,850     2,666,211
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
 Accumulation Unit Value, Beginning of Period                    $    19.265  $    18.200  $    19.949  $    21.563   $    22.447
 Accumulation Unit Value, End of Period                          $    18.200  $    19.949  $    21.563  $    22.447   $    24.016
 Number of Units Outstanding, End of Period                       16,872,144   12,923,991   11,955,743    9,891,692     7,521,052
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
 Accumulation Unit Value, Beginning of Period                    $    11.126  $    13.198  $    11.800  $    10.217   $     7.813
 Accumulation Unit Value, End of Period                          $    13.198  $    11.800  $    10.217  $     7.813   $     9.856
 Number of Units Outstanding, End of Period                        4,729,418    5,685,459    4,881,154    4,046,964     3,888,379
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist
 Accumulation Unit Value, Beginning of Period                    $    26.875  $    31.136  $    31.226  $    27.669   $    24.598
 Accumulation Unit Value, End of Period                          $    31.136  $    31.226  $    27.669  $    24.598   $    30.638
 Number of Units Outstanding, End of Period                       13,273,409   11,520,579    8,955,954    6,737,267     5,265,389
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
 Accumulation Unit Value, Beginning of Period                    $    29.461  $    32.870  $    33.417  $    24.478   $    16.627
 Accumulation Unit Value, End of Period                          $    32.870  $    33.417  $    24.478  $    18.627   $    21.565
 Number of Units Outstanding, End of Period                       11,688,649    9,889,545    7,554,143    5,635,019     4,217,232
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
 Accumulation Unit Value, Beginning of Period                    $     7.102  $    13.643  $     8.224  $     7.586   $     6.819
 Accumulation Unit Value, End of Period                          $    13.643  $     8.224  $     7.586  $     6.819   $    10.069
 Number of Units Outstanding, End of Period                          609,573      496,918      391,194      461,316       507,331
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
 Accumulation Unit Value, Beginning of Period                    $    10.104  $    13.901  $    12.105  $    10.137   $     7.214
 Accumulation Unit Value, End of Period                          $    13.901  $    12.105  $    10.137  $     7.214   $     8.892
 Number of Units Outstanding, End of Period                        1,653,843    2,584,832    1,754,951    1,312,108     1,115,541
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum
 Accumulation Unit Value, Beginning of Period                    $     9.790  $    12.092  $    10.448  $     8.319   $     6.827
 Accumulation Unit Value, End of Period                          $    12.092  $    10.448  $     8.319  $     6.827   $     8.582
 Number of Units Outstanding, End of Period                          281,569      521,562      463,678      405,211       472,457
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth
 Accumulation Unit Value, Beginning of Period                              -            -            -  $    10.000   $     7.326
 Accumulation Unit Value, End of Period                                    -            -            -  $     7.326   $    10.246
 Number of Units Outstanding, End of Period                                -            -            -       35,545       253,955
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (1)
 Accumulation Unit Value, Beginning of Period                              -  $    10.000  $    10.243  $     9.786   $     6.949
 Accumulation Unit Value, End of Period                                    -  $    10.243  $     9.786  $     6.949   $     9.702
 Number of Units Outstanding, End of Period                                -      130,014      842,184      863,660       848,880
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
 Accumulation Unit Value, Beginning of Period                    $     9.062  $     8.808  $    11.235  $    12.174   $    11.835
 Accumulation Unit Value, End of Period                          $     8.808  $    11.235  $    12.174  $    11.835   $    16.167
 Number of Units Outstanding, End of Period                          230,000      509,161      494,048      644,176       567,867
----------------------------------------------------------------------------------------------------------------------------------

                                 46  PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth - Class II
 Accumulation Unit Value, Beginning of Period                              -            -            -            -             -
 Accumulation Unit Value, End of Period                                    -            -            -            -             -
 Number of Units Outstanding, End of Period                                -            -            -            -             -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock - Class I
 Accumulation Unit Value, Beginning of Period                              -            -            -  $    10.000   $     8.066
 Accumulation Unit Value, End of Period                                    -            -            -  $     8.066   $    10.425
 Number of Units Outstanding, End of Period                                -            -            -      612,695     1,477,236
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth - Class I
 Accumulation Unit Value, Beginning of Period                    $    11.997  $    24.191  $    21.445  $    14.493   $     9.654
 Accumulation Unit Value, End of Period                          $    24.191  $    21.445  $    14.493  $     9.654   $    12.129
 Number of Units Outstanding, End of Period                        1,761,875    3,397,290    2,278,513    1,675,939     1,366,571
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    14.447  $     8.324  $     6.300   $     4.702
 Accumulation Unit Value, End of Period                          $    14.447  $     8.324  $     6.300  $     4.702   $     6.008
 Number of Units Outstanding, End of Period                                -      330,757      336,633      284,291       306,517
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    14.447  $     7.343  $     4.789   $     3.262
 Accumulation Unit Value, End of Period                          $    14.447  $     7.343  $     4.789  $     3.262   $     4.223
 Number of Units Outstanding, End of Period                                -      199,117      189,526      155,200       276,614
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
 Accumulation Unit Value, Beginning of Period                              -            -            -            -             -
 Accumulation Unit Value, End of Period                                    -            -            -            -             -
 Number of Units Outstanding, End of Period                                -            -            -            -             -
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    14.447  $     8.001  $     6.901   $     4.748
 Accumulation Unit Value, End of Period                          $    14.447  $     8.001  $     6.901  $     4.748   $     5.860
 Number of Units Outstanding, End of Period                                -      658,113      997,796      740,004       575,993
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    14.447  $     8.145  $     6.135   $     4.342
 Accumulation Unit Value, End of Period                          $    14.447  $     8.145  $     6.135  $     4.342   $     5.770
 Number of Units Outstanding, End of Period                                -      256,762      375,013      279,753       582,899
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    14.447  $    10.764  $    10.635   $     8.156
 Accumulation Unit Value, End of Period                          $    14.447  $    10.764  $    10.635  $     8.156   $    10.636
 Number of Units Outstanding, End of Period                                -      710,787    2,686,180    2,122,155     2,063,625
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
 Accumulation Unit Value, Beginning of Period                    $    10.000  $    14.447  $     7.861  $     6.406   $     4.371
 Accumulation Unit Value, End of Period                          $    14.447  $     7.861  $     6.406  $     4.371   $     5.320
 Number of Units Outstanding, End of Period                                -    1,090,403    1,004,407      923,651       670,836
----------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
----------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth (3)
 Accumulation Unit Value, Beginning of Period                              -            -            -  $    10.000   $     7.301
 Accumulation Unit Value, End of Period                                    -            -            -  $     7.301   $     9.991
 Number of Units Outstanding, End of Period                                -            -            -        4,442         5,580
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income
 Accumulation Unit Value, Beginning of Period                              -            -            -            -             -
 Accumulation Unit Value, End of Period                                    -            -            -            -             -
 Number of Units Outstanding, End of Period                                -            -            -            -             -
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities
 Accumulation Unit Value, Beginning of Period                              -            -            -            -             -
 Accumulation Unit Value, End of Period                                    -            -            -            -             -
 Number of Units Outstanding, End of Period                                -            -            -            -             -
----------------------------------------------------------------------------------------------------------------------------------

                                 47  PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
 Accumulation Unit Value, Beginning of Period                              -            -            -            -             -
 Accumulation Unit Value, End of Period                                    -            -            -            -             -
 Number of Units Outstanding, End of Period                                -            -            -            -             -
----------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
 Accumulation Unit Value, Beginning of Period                              -            -            -            -             -
 Accumulation Unit Value, End of Period                                    -            -            -            -             -
 Number of Units Outstanding, End of Period                                -            -            -            -             -
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB)
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income
 Accumulation Unit Value, Beginning of Period                              -  $    10.000  $    10.800  $     9.973   $     7.971
 Accumulation Unit Value, End of Period                                    -  $    10.800  $     9.973  $     7.971   $    10.018
 Number of Units Outstanding, End of Period                                -      294,258      357,566      337,171       356,652
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity
 Accumulation Unit Value, Beginning of Period                              -  $    10.000  $     9.083  $     7.114   $     5.778
 Accumulation Unit Value, End of Period                                    -  $     9.083  $     7.114  $     5.778   $     7.327
 Number of Units Outstanding, End of Period                                -      577,155      662,362      594,387       619,117
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value (4)
 Accumulation Unit Value, Beginning of Period                              -            -            -  $    10.000   $     7.308
 Accumulation Unit Value, End of Period                                    -            -            -  $     7.308   $    10.789
 Number of Units Outstanding, End of Period                                -            -            -      198,217       180,269
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager
 Accumulation Unit Value, Beginning of Period                              -  $    10.000  $     8.125  $     6.219   $     4.508
 Accumulation Unit Value, End of Period                                    -  $     8.125  $     6.219  $     4.508   $     5.555
 Number of Units Outstanding, End of Period                                -      594,706      647,820      801,112       457,530
----------------------------------------------------------------------------------------------------------------------------------

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.

*The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table on page 41. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

                                 48  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2)
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                              2000     2001     2002      2003
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.129  $ 7.098   $ 5.382
 Accumulation Unit Value, End of Period                          $10.129  $ 7.098  $ 5.382   $ 6.647
 Number of Units Outstanding, End of Period                            0    1,652    1,817     2,091
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.495  $ 9.745   $ 7.828
 Accumulation Unit Value, End of Period                          $10.495  $ 9.745  $ 7.828   $ 9.808
 Number of Units Outstanding, End of Period                        3,475   41,334   55,944    62,454
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.128  $ 9.745   $ 5.600
 Accumulation Unit Value, End of Period                          $10.128  $ 9.745  $ 5.600   $ 6.737
 Number of Units Outstanding, End of Period                            0   69,035   82,007    85,882
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.401  $ 8.378   $ 6.455
 Accumulation Unit Value, End of Period                          $10.401  $ 8.378  $ 6.455     8.160
 Number of Units Outstanding, End of Period                            0   25,476   33,850    33,441
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.869  $ 7.411   $ 5.749
 Accumulation Unit Value, End of Period                          $ 9.869  $ 7.411  $ 5.749   $ 7.386
 Number of Units Outstanding, End of Period                            0    5,126    8,431     7,075
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.319  $ 9.476   $ 8.121
 Accumulation Unit Value, End of Period                          $10.319  $ 9.476  $ 8.121   $10.509
 Number of Units Outstanding, End of Period                            0   18,699   27,267    33,076
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
 Accumulation Unit Value, Beginning of Period                    $10.000  $$9.542  $ 6.192   $ 5.633
 Accumulation Unit Value, End of Period                          $ 9.542  $ 6.192  $ 5.633   $ 7.050
 Number of Units Outstanding, End of Period                           98      204    1,853     2,331
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.277  $10.483   $ 9.318
 Accumulation Unit Value, End of Period                          $10.277  $10.483  $ 9.318   $11.032
 Number of Units Outstanding, End of Period                            0        0      936     8,277
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.593  $ 5.367   $ 2.992
 Accumulation Unit Value, End of Period                          $ 9.593  $ 5.367  $ 2.992   $ 4.723
 Number of Units Outstanding, End of Period                            0    1,581      228     1,470
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.007  $10.461   $10.664
 Accumulation Unit Value, End of Period                          $10.007  $10.461  $10.664   $10.681
 Number of Units Outstanding, End of Period                            0    9,043   30,423     8,647
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.017  $10.194   $10.121
 Accumulation Unit Value, End of Period                          $10.017  $10.194  $10.121   $ 9.982
 Number of Units Outstanding, End of Period                            0        0    7,283    10,899
-----------------------------------------------------------------------------------------------------

                                 49  PROSPECTUS

-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (2)
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.499  $ 6.753   $ 5.103
 Accumulation Unit Value, End of Period                          $ 9.499  $ 6.753  $ 5.103   $ 6.481
 Number of Units Outstanding, End of Period                            0    5,263    8,162     8,868
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.017  $10.751   $11.114
 Accumulation Unit Value, End of Period                          $10.017  $10.751  $11.114   $11.808
 Number of Units Outstanding, End of Period                        2,755   13,344   18,094    19,180
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.978  $ 8.578   $ 6.514
 Accumulation Unit Value, End of Period                          $ 9.978  $ 8.578  $ 6.514   $ 8.159
 Number of Units Outstanding, End of Period                            0    4,348   10,101     7,819
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.071  $ 8.861   $ 7.822
 Accumulation Unit Value, End of Period                          $10.071  $ 8.861  $ 7.822   $ 9.675
 Number of Units Outstanding, End of Period                        3,347    5,682    3,623    11,837
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.139  $ 7.374   $ 5.573
 Accumulation Unit Value, End of Period                          $10.139  $ 7.374  $ 5.573   $ 6.406
 Number of Units Outstanding, End of Period                        6,315    3,081    1,656     2,634
-----------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.538  $ 8.736   $ 7.797
 Accumulation Unit Value, End of Period                          $ 9.538  $ 8.736  $ 7.797   $11.433
 Number of Units Outstanding, End of Period                            0    7,015   10,972    15,738
-----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.829  $ 8.172   $ 5.775
 Accumulation Unit Value, End of Period                          $ 9.829  $ 8.172  $ 5.775   $ 7.069
 Number of Units Outstanding, End of Period                            0    6,041    8,634     8,594
-----------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.198  $ 8.062   $ 6.571
 Accumulation Unit Value, End of Period                          $10.198  $ 8.062  $ 6.571   $ 8.202
 Number of Units Outstanding, End of Period                            0    4,891    8,959     7,729
-----------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth
 Accumulation Unit Value, Beginning of Period                          -        -  $10.000   $ 7.291
 Accumulation Unit Value, End of Period                                -        -  $ 7.291   $10.127
 Number of Units Outstanding, End of Period                            -        -    9,244     9,732
-----------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Mid Cap Value (1)
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.319  $ 9.790   $ 6.903
 Accumulation Unit Value, End of Period                          $10.319  $ 9.790  $ 6.903   $ 9.571
 Number of Units Outstanding, End of Period                            0    7,459    9,315    14,752
-----------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.025  $10.786   $10.412
 Accumulation Unit Value, End of Period                          $10.025  $10.786  $10.412   $14.124
 Number of Units Outstanding, End of Period                            0    4,991    9,476     6,979
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II SHARES)
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth - Class II
 Accumulation Unit Value, Beginning of Period                          -        -        -         -
 Accumulation Unit Value, End of Period                                -        -        -         -
 Number of Units Outstanding, End of Period                            -        -        -         -
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock - Class I
 Accumulation Unit Value, Beginning of Period                          -        -  $10.000   $ 8.029
 Accumulation Unit Value, End of Period                                -        -  $ 8.029   $10.304
 Number of Units Outstanding, End of Period                            -        -      359     8,291
-----------------------------------------------------------------------------------------------------

                                 50  PROSPECTUS

-----------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth - Class I
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.838  $ 6.601   $ 4.366
 Accumulation Unit Value, End of Period                          $ 9.838  $ 6.601  $ 4.366   $ 5.448
 Number of Units Outstanding, End of Period                            0   17,319   25,304    24,193
-----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.895  $ 7.436   $ 5.510
 Accumulation Unit Value, End of Period                          $ 9.895  $ 7.436  $ 5.510   $ 6.992
 Number of Units Outstanding, End of Period                            0   13,961   25,054    21,313
-----------------------------------------------------------------------------------------------------
AIM V.I. Growth
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.911  $ 6.418   $ 4.340
 Accumulation Unit Value, End of Period                          $ 9.911  $ 6.418  $ 4.340   $ 5.581
 Number of Units Outstanding, End of Period                            0    4,135    9,984     8,458
-----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
 Accumulation Unit Value, Beginning of Period                          -        -        -         -
 Accumulation Unit Value, End of Period                                -        -        -         -
 Number of Units Outstanding, End of Period                            -        -        -         -
-----------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.158  $ 8.700   $ 5.944
 Accumulation Unit Value, End of Period                          $10.158  $ 8.700  $ 5.944   $ 7.284
 Number of Units Outstanding, End of Period                            0    3,960    7,462     6,862
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
-----------------------------------------------------------------------------------------------------
AllianceBernstein Growth
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.927  $ 7.424   $ 5.217
 Accumulation Unit Value, End of Period                          $ 9.927  $ 7.424  $ 5.217   $ 6.885
 Number of Units Outstanding, End of Period                            0    4,367    6,161     5,057
-----------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.359  $10.162   $ 7.739
 Accumulation Unit Value, End of Period                          $10.359  $10.162  $ 7.739   $10.022
 Number of Units Outstanding, End of Period                            0    5,013    7,042    12,771
-----------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.807  $ 7.935   $ 5.376
 Accumulation Unit Value, End of Period                          $ 9.807  $ 7.935  $ 5.376   $ 6.498
 Number of Units Outstanding, End of Period                            0    5,423    5,914     4,757
-----------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-----------------------------------------------------------------------------------------------------
LSA Aggressive Growth (3)
 Accumulation Unit Value, Beginning of Period                          -        -  $10.000   $ 7.267
 Accumulation Unit Value, End of Period                                -        -  $ 7.267   $ 9.875
 Number of Units Outstanding, End of Period                            -        -       52         0
-----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
-----------------------------------------------------------------------------------------------------
FTVIP Franklin High Income
 Accumulation Unit Value, Beginning of Period                          -        -        -         -
 Accumulation Unit Value, End of Period                                -        -        -         -
 Number of Units Outstanding, End of Period                            -        -        -         -
-----------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities
 Accumulation Unit Value, Beginning of Period                          -        -        -         -
 Accumulation Unit Value, End of Period                                -        -        -         -
 Number of Units Outstanding, End of Period                            -        -        -         -
-----------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
 Accumulation Unit Value, Beginning of Period                          -        -        -         -
 Accumulation Unit Value, End of Period                                -        -        -         -
 Number of Units Outstanding, End of Period                            -        -        -         -
-----------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
 Accumulation Unit Value, Beginning of Period                          -        -        -         -
 Accumulation Unit Value, End of Period                                -        -        -         -
 Number of Units Outstanding, End of Period                            -        -        -         -
-----------------------------------------------------------------------------------------------------

                                 51  PROSPECTUS

----------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB)
-----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.225  $ 9.375   $ 7.441
 Accumulation Unit Value, End of Period                          $10.225  $ 9.375  $ 7.441   $ 9.286
 Number of Units Outstanding, End of Period                            0    3,587    5,340    11,842
-----------------------------------------------------------------------------------------------------
Putnam VT International Equity
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.316  $ 8.022   $ 6.470
 Accumulation Unit Value, End of Period                          $10.316  $ 8.022  $ 6.470   $ 8.147
 Number of Units Outstanding, End of Period                            0    4,133    7,113     7,249
-----------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value (4)
 Accumulation Unit Value, Beginning of Period                          -        -  $10.000   $ 7.274
 Accumulation Unit Value, End of Period                                -        -  $ 7.274   $10.664
 Number of Units Outstanding, End of Period                            -        -      158       315
-----------------------------------------------------------------------------------------------------
Putnam VT Voyager
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.817  $ 7.522   $ 5.414
 Accumulation Unit Value, End of Period                          $ 9.817  $ 7.522  $ 5.414   $ 6.625
 Number of Units Outstanding, End of Period                            0    4,086    7,096     6,303
-----------------------------------------------------------------------------------------------------

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.

*Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown on page 41 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                                 52  PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals =                                                     $0
-------------------------------------------------------------------------------------------------------------------------
In-Force Premium =
                                                                                     $100,000 ($100,000 + $0 - $0)
-------------------------------------------------------------------------------------------------------------------------
  Death Benefit Earnings =                                                           $25,000 ($125,000 - $100,000)
-------------------------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit  =                                                  40% x $25,000 = $10,000
-------------------------------------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000.
 Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

 Excess of Earnings Withdrawals =                          $5,000 ($10,000 - $5,000)
--------------------------------------------------------------------------------------------------------
 In-Force Premium =                                        $95,000 ($100,000 + $0 - $5,000)
--------------------------------------------------------------------------------------------------------
 Death Benefit Earnings =                                  $19,000 ($114,000 - $95,000)


--------------------------------------------------------------------------------------------------------
 Enhanced Earnings Death Benefit =                         40% x $19,000 = $7,600
--------------------------------------------------------------------------------------------------------


Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

 Excess of Earnings         $30,000 ($50,000-$20,000)
 Withdrawals =
-------------------------------------------------------------------------------
 In-Force Premium =               $120,000        ($110,000 + $40,000 - $30,000)
-------------------------------------------------------------------------------
Death Benefit Earnings =          $20,000                ($140,000 - $120,000)
-------------------------------------------------------------------------------
 Enhanced Earnings Death          25% of $20,000 = $5,000
 Benefit =
-------------------------------------------------------------------------------


                                 53  PROSPECTUS

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals.
 Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 54  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 55  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY II ASSETMANAGER

ALLSTATE LIFE INSURANCE COMPANY
544 LAKEVIEW PARKWAY, SUITE 300
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                    PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II AssetManager, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. New Contracts may not be purchased in all states. The Contract is no longer offered for new sales.

The Contract offers 34 investment alternatives ("INVESTMENT ALTERNATIVES") which include the 34 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I)
 SERIES (CLASS X SHARES)               ALLIANCEBERNSTEIN VARIABLE PRODUCTS
THE UNIVERSAL INSTITUTIONAL FUNDS,      SERIES FUND, INC. (CLASS B  SHARES)
 INC. (CLASS I SHARES)                 PUTNAM VARIABLE TRUST (CLASS IB SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST
 (CLASS I AND CLASS II SHARES)



WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 9
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          9
--------------------------------------------------------------------------------
  Purchases                                                             10
--------------------------------------------------------------------------------
  Contract Value                                                        11
--------------------------------------------------------------------------------
  Investment Alternatives                                               12
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          12
--------------------------------------------------------------------------------
     The Fixed Account Options                                          14
--------------------------------------------------------------------------------
     Transfers                                                          14
--------------------------------------------------------------------------------
  Expenses                                                              16
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                                  18
--------------------------------------------------------------------------------
  Income Payments                                                       19
--------------------------------------------------------------------------------
  Death Benefits                                                        21
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     24
--------------------------------------------------------------------------------
     Allstate Life                                                      24
--------------------------------------------------------------------------------
     The Variable Account                                               24
--------------------------------------------------------------------------------
     The Portfolios                                                     24
--------------------------------------------------------------------------------
     The Contract                                                       25
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan               26
--------------------------------------------------------------------------------
     Legal Matters                                                      26
--------------------------------------------------------------------------------
  Taxes                                                                 27
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                   33
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   45
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      6
--------------------------------------------------------------------------------
Accumulation Unit                                                       9
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 9
--------------------------------------------------------------------------------
Annuitant                                                               9
--------------------------------------------------------------------------------
Automatic Additions Program                                             10
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 16
--------------------------------------------------------------------------------
Beneficiary                                                             9
--------------------------------------------------------------------------------
*Contract                                                               9
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  9
--------------------------------------------------------------------------------
Contract Value                                                          11
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               21
--------------------------------------------------------------------------------
Death Benefit Combination Option                                        22
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                             14
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           15
--------------------------------------------------------------------------------
Due Proof of Death                                                      21
--------------------------------------------------------------------------------
Enhanced Death Benefit Option                                           22
--------------------------------------------------------------------------------
Fixed Account Options                                                   14
--------------------------------------------------------------------------------
                                                                        PAGE

--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  17
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Income Plan                                                             19
--------------------------------------------------------------------------------
Investment Alternatives                                                 12
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    24
--------------------------------------------------------------------------------
Payout Phase                                                            6
--------------------------------------------------------------------------------
Payout Start Date                                                       19
--------------------------------------------------------------------------------
Performance Benefit Combination Option                                  22
--------------------------------------------------------------------------------
Performance Death Benefit Option                                        22
--------------------------------------------------------------------------------
Performance Income Benefit Option                                       20
--------------------------------------------------------------------------------
Portfolios                                                              24
--------------------------------------------------------------------------------
Qualified Contracts                                                     30
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        23
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           18
--------------------------------------------------------------------------------
Valuation Date                                                          11
--------------------------------------------------------------------------------
Variable Account                                                        24
--------------------------------------------------------------------------------
Variable Sub-Account                                                    12
--------------------------------------------------------------------------------
  *In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       The Contract is no longer offered for new sales. You
                        can add to your Contract as often and as much as you
                        like, but each payment must be at least $100. You must
                        maintain a minimum account value of $500.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.59% of
                          average daily net assets (1.72% if you select the ENHANCED DEATH BENEFIT OPTION, the PERFORMANCE DEATH
                          BENEFIT OPTION, or the PERFORMANCE INCOME BENEFIT
                          OPTION, and 1.83% if you select the PERFORMANCE
                          BENEFIT COMBINATION OPTION, or the DEATH BENEFIT
                          COMBINATION OPTION)

                        .Annual contract maintenance charge of $35(waived in
                          certain cases)

                        .Withdrawal charges not to exceed 1% of purchase
                          payment(s) withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 34 investment alternatives
ALTERNATIVES            including:

                        .34 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . Morgan Stanley Investment Advisors Inc.

                          . Van Kampen (1)

                          . Putnam Investment Management, LLC

                          . Van Kampen Asset Management

                        To find out current availability of the Fixed Account
                        Options, or to find out how the Variable Sub-Accounts
                        have performed, call us at 1-800-654-2397.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        . joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period
-------------------------------------------------------------------------------
(1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

                                 4  PROSPECTUS

DEATH BENEFITS          If you or the ANNUITANT dies before the PAYOUT START
                        DATE, we will pay the death benefit described in the
                        Contract. We also offer 3 Death Benefit Options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the total amount in the investment
                        alternative, whichever is less.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each "CONTRACT
                        YEAR," which we measure from the date we issue your
                        contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY ")
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. In general, you
                        must withdraw at least $100 at a time or the total
                        amount in the investment alternative, if less.
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first. If the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        also may apply.
-------------------------------------------------------------------------------


                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 34 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts. If you invest in the Fixed Account Options (currently not available), you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 19. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being        0      1
 Withdrawn
-------------------------------------------------------------------------------
Applicable Charge                                                   1%     0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                  $35.00**
-------------------------------------------------------------------------------
Transfer Fee                                                         $10***
-------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  ** We will waive this charge in certain cases. See "Expenses."

   *** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)
Basic Contract

Mortality and Expense Risk Charge                                        1.49%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.59%
-------------------------------------------------------------------------------


With the Enhanced Death Benefit, Performance Income Benefit* or Performance Death Benefit Option

Mortality and Expense Risk Charge                                        1.62%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.72%
-------------------------------------------------------------------------------


With the Performance Benefit Combination or the Death Benefit Combination
   Option*

Mortality and Expense Risk Charge                                         1.73%
--------------------------------------------------------------------------------
Administrative Expense Charge                                             0.10%
--------------------------------------------------------------------------------
Total Variable Account Annual Expense                                     1.83%
--------------------------------------------------------------------------------


* These Options are no longer available to be added to your Contract.


                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                    Minimum                 Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,         0.46%                               4.31%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period; and

.. elected the Performance Benefit Combination Option or the Death Benefit
  Combination Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                        1 Year         3 Years         5 Years          10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Portfolio Expenses      $630          $1,865            $3,069          $5,944
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio Expenses      $235          $725              $1,241          $2,654
------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT AN EXAMPLE AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLE ASSUMES THE ELECTION OF THE PERFORMANCE BENEFIT COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.73%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 8  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. The financial statements of Allstate Life appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity II AssetManager is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Owner, while the Annuitant is alive,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a Grantor Trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you

                                 9  PROSPECTUS
and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM// / Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase


                                 10  PROSPECTUS
payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 11  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth           and long-term growth of
 Portfolio - Class X       income and capital
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -        investments in common
 Class X                   stocks of companies
                           believed by the Investment
                           Adviser to have potential
                           for superior growth.
                           Income as a secondary
                           objective but only when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Growth           appreciation of its
 Portfolio - Class X       investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class X
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth    and long-term growth of
 Portfolio - Class X       income and capital
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class   income and, as a secondary  MORGAN STANLEY
 X                         objective, capital          INVESTMENT ADVISORS INC.
                           appreciation when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder            secondary objective,
 Portfolio - Class X       growth of capital
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital
 Information Portfolio -   appreciation
 Class X
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration          income consistent with
 Portfolio - Class X       preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -        preservation of capital,
 Class X                   and liquidity
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Quality Income Plus       income and, as a secondary
 Portfolio - Class X       objective, capital
                           appreciation when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -     before expenses,
 Class X                   correspond to the total
                           return (i.e., combination
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -    return through a fully
 Class X                   managed investment policy
                           utilizing equity,
                           fixed-income and money
                           market securities and the
                           writing of covered call
                           and put options
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -     current income
 Class X
-------------------------------------------------------------------------------

                                 12  PROSPECTUS

-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
 Markets Equity            appreciation
 Portfolio - Class I
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio -        appreciation by investing
 Class I                   primarily on
                           growth-oriented equity
                           securities of large
                           capitalization companies
-------------------------------------------------------
Van Kampen UIF            Long-term capital            VAN KAMPEN (2)
 International Magnum      appreciation by investing
 Portfolio - Class I       primarily in equity
                           securities of non-U.S.
                           issuers domiciled in EAFE
                           countries
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth
 Growth Portfolio -
 Class I
-------------------------------------------------------
Van Kampen UIF Mid Cap    Above-average total return
 Value Portfolio - Class   over a market cycle of
 I (1)                     three to five years by
                           investing in common stocks
                           and other equity
                           securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above-average current
 Estate Portfolio -        income and long-term
 Class I                   capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio - Class I
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation         VAN KAMPEN ASSET
 Growth Portfolio -                                    MANAGEMENT
 Class I
-------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio - Class II
 (3)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS*
-------------------------------------------------------------------------------
AIM V. I. Capital         Growth of capital
 Appreciation Fund -
 Series I
-------------------------------------------------------
AIM V. I. Growth Fund -   Growth of capital            A I M ADVISORS, INC.
 Series I
-------------------------------------------------------
AIM V. I. Premier Equity  Long-term growth of
 Fund - Series I           capital.  Income is a
                           secondary objective.
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
 Portfolio - Class B       capital. Current income is
                           incidental to the
                           Portfolio's objective
-------------------------------------------------------
AllianceBernstein Growth  Reasonable current income    ALLIANCE CAPITAL
 and Income Portfolio -    and reasonable opportunity  MANAGEMENT, L.P.
 Class B                   for appreciaiton
-------------------------------------------------------
AllianceBernstein         Growth of capital by
 Premier Growth            pursuing aggressive
 Portfolio - Class B       investment policies
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class IB    income
-------------------------------------------------------
Putnam VT International   Capital appreciation         PUTNAM INVESTMENT
 Equity Fund - Class IB                                MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation
 Value Fund - Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation
 Class IB
-------------------------------------------------------------------------------


(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that portfolio.

(2) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) Effective April 30, 2004, the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II.

*A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.


                                 13  PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
--------------------------------------------------------------------------------

The Fixed Account options are not currently available. In the future, we may offer the Basic Dollar Cost Averaging Option and the 6 and 12 Month Dollar Cost Averaging Options described below. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. In the future, we may offer the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your Morgan Stanley Financial Advisor or our customer support unit at 1-800-654-2397.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers from the Dollar Cost Averaging Fixed Account Options do not count towards the 12 free transfers each Contract Year.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6


                                 14  PROSPECTUS
months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer fees and restrictions.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-

                                 15  PROSPECTUS

Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

   Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.




EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

 The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all of your money is allocated to the Fixed Account Options, as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if:

.. the Contract Value is $50,000 or more as of the Payout Start Date, or

.. all income payments are fixed amount income payments.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.49% of the average daily net assets you have invested in the Variable Sub-Accounts (1.62% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option, and 1.73% if you select the

                                 16  PROSPECTUS

Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We will not increase the administrative expense charge for the life of the Contract.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. However, during each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

 We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
  This waiver does not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

 Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, also may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract's value in the investment alternative bears to the total Contract Value.

                                 17  PROSPECTUS

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" below.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $1000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1000, we will inform you in writing of our intention to terminate your Contract and

                                 18  PROSPECTUS
give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other applicable charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a chance, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOMEPLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as either the Annuitant or joint Annuitant, named at the time of Income Plan selection, lives. If both the Annuitant and the joint Annuitant die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed

                                 19  PROSPECTUS
annual investment rate that we use to complete such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option or the Performance Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


PERFORMANCE INCOME BENEFIT
The Performance Income Benefit is no longer available to be added to your Contract. On the date we issue the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract

                                 20  PROSPECTUS

Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

  1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

  2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.




DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner ("New Owner") would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner. A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment for the death benefit. Any death benefit amounts attributable to any beneficiary which remains in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
The Enhanced Death Benefit, the Performance Death Benefit, and the Death Benefit Combination Options are optional benefits that you may elect.

Keep in mind that once you have selected an optional death benefit your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the

                                 21  PROSPECTUS
greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.


ENHANCED DEATH BENEFIT OPTION
The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

 First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. For cash withdrawal, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (ii), when:

   (i) = withdrawal amount

   (ii) = the Contract Value just before the withdrawal,

   (iii) = the most recently calculated Enhanced Death Benefit.

.. We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the maximum age of any owner, or annuitant if the owner is a non-living person, on the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the maximum age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

If you select the Death Benefit Combination Option, the maximum age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offereing the Performance Benefit Combination Option. The following describes the option for contract owners who have previously elected this option. This option combines the Performance Death Benefit with the Performance Income Benefit.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

                                 22  PROSPECTUS

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time).
   Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.
   Within 30 days of the date the Conract is continued, your surviving spouse may transfer all or a portion of the excess among the Variable Sub-Accounts without incurring a transfer fee.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is a living person, or if there are multiple living person New Owners, and not your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a)  The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for payment of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account.
   The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

                                 23  PROSPECTUS

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance.
 We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts each of which invests in a corresponding portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those

                                 24  PROSPECTUS
shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

..  Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                                 25  PROSPECTUS

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 26  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate

Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable

Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 27  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 28  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 29  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                 30  PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity.


                                 31  PROSPECTUS

Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 32  PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for the base Contracts without any option benefit (with a 1.49% mortality and expense risk charge), and Contracts with the Performance Benefit Combination or the Death Benefit Combination Option (with a 1.73% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with the other options benefits. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.


ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
BASE POLICY
--------------------------------------------------------------------------------


For the Years begining January 1* and ending December 31,     1998      1999      2000      2001       2002
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                      -  $ 10.000  $ 14.450  $ 13.980   $  9.842
 Accumulation Unit Value, End of Period                            -  $ 14.450  $ 13.980  $  9.842   $  7.497
 Number of Units Outstanding, End of Period                        -    11,455    98,550    78,751     45,972
MORGAN STANLEY VIS DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.101  $  9.704  $ 10.058   $  9.384
 Accumulation Unit Value, End of Period                     $ 10.101  $  9.704  $ 10.058  $  9.384   $  7.572
 Number of Units Outstanding, End of Period                  147,314   441,792   586,657   491,889    425,115
MORGAN STANLEY VIS EQUITY
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.273  $ 16.035  $ 13.834   $  9.957
 Accumulation Unit Value, End of Period                     $ 10.273  $ 16.035  $ 13.834  $  9.957   $  7.720
 Number of Units Outstanding, End of Period                   34,510   277,235   534,869   404,495    366,990
MORGAN STANLEY VIS EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.014  $ 11.454  $ 10.720   $  8.676
 Accumulation Unit Value, End of Period                     $  9.014  $ 11.454  $ 10.720  $  8.676   $  6.715
 Number of Units Outstanding, End of Period                   22,053    84,846   162,560   103,507     96,307
MORGAN STANLEY VIS GLOBAL ADVANTAGE
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.568  $ 11.948  $  9.716   $  7.331
 Accumulation Unit Value, End of Period                     $  9.568  $ 11.948  $  9.716  $  7.331   $  5.714
 Number of Units Outstanding, End of Period                   17,570    59,367   137,800    87,826     72,555
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.886  $ 11.156  $ 10.707   $  9.879
 Accumulation Unit Value, End of Period                     $  9.886  $ 11.156  $ 10.707  $  9.879   $  8.506
 Number of Units Outstanding, End of Period                   15,232    80,482    79,995    61,921     56,852
MORGAN STANLEY VIS HIGH YIELD
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.866  $  8.610  $  5.744   $  3.745
 Accumulation Unit Value, End of Period                     $  8.866  $  8.610  $  5.744  $  3.745   $  3.423
 Number of Units Outstanding, End of Period                   93,600   183,538   124,910    82,977     59,999
MORGAN STANLEY VIS INCOME BUILDER
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.685  $ 10.205  $ 10.062   $ 10.131
 Accumulation Unit Value, End of Period                     $  9.685  $ 10.205  $ 10.062  $ 10.131   $  9.209
 Number of Units Outstanding, End of Period                   18,227    38,046    46,861    40,016     29,883
MORGAN STANLEY VIS INFORMATION
 Accumulation Unit Value, Beginning of Period                      -         -  $ 10.000  $  9.289   $  5.222
 Accumulation Unit Value, End of Period                            -         -  $  9.289  $  5.222   $  2.925
 Number of Units Outstanding, End of Period                        -         -    54,105     1,393     14,677

                                 33  PROSPECTUS

MORGAN STANLEY VIS LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                      -  $ 10.000  $ 10.050  $ 10.470   $ 10.996
 Accumulation Unit Value, End of Period                            -  $ 10.050  $ 10.470  $ 10.996   $ 11.262
 Number of Units Outstanding, End of Period                        -    11,170     8,768    12,780     46,334
MORGAN STANLEY VIS MONEY MARKET
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.153  $ 10.470  $ 10.931   $ 11.177
 Accumulation Unit Value, End of Period                     $ 10.153  $ 10.470  $ 10.931  $ 11.177   $ 11.148
 Number of Units Outstanding, End of Period                   81,705   326,539   267,768   306,856    224,221
MORGAN STANLEY VIS PACIFIC GROWTH (1)
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.994  $ 17.972  $ 11.771   $  8.407
 Accumulation Unit Value, End of Period                     $ 10.994  $ 17.972  $ 11.771  $  8.407   $  6.382
 Number of Units Outstanding, End of Period                    1,450    16,849    25,984    16,616     10,572
MORGAN STANLEY VIS QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.359  $  9.775  $ 10.667   $ 11.502
 Accumulation Unit Value, End of Period                     $ 10.359  $  9.755  $ 10.667  $ 11.502   $ 11.945
 Number of Units Outstanding, End of Period                  178,028   353,126   432,406   397,468    347,066
MORGAN STANLEY VIS S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.382  $ 12.286  $ 10.959   $  9.465
 Accumulation Unit Value, End of Period                     $ 10.382  $ 12.286  $ 10.959  $  9.465   $  7.221
 Number of Units Outstanding, End of Period                   35,394   167,065   328,022   251,684    200,244
MORGAN STANLEY VIS STRATEGIST
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.343  $ 11.946  $ 11.952   $ 10.565
 Accumulation Unit Value, End of Period                     $ 10.343  $ 11.946  $ 11.952  $ 10.565   $  9.370
 Number of Units Outstanding, End of Period                   70,036   198,638   324,724   269,136    226,193
MORGAN STANLEY VIS UTILITIES
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.904  $ 12.096  $ 12.268   $  8.965
 Accumulation Unit Value, End of Period                     $ 10.904  $ 12.096  $ 12.268  $  8.965   $  6.806
 Number of Units Outstanding, End of Period                   46,349   137,439   237,119   155,258    127,349
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.119  $ 15.558  $  9.356   $  8.610
 Accumulation Unit Value, End of Period                     $  8.119  $ 15.558  $  9.356  $  8.610   $  7.720
 Number of Units Outstanding, End of Period                      123     8,933    28,385    18,419     17,837
VAN KAMPEN UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.883  $ 13.564  $ 11.783   $  9.844
 Accumulation Unit Value, End of Period                     $  9.883  $ 13.564  $ 11.783  $  9.844   $  6.989
 Number of Units Outstanding, End of Period                   14,358    48,641   123,037    98,680     85,168
VAN KAMPEN UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  8.763  $ 10.797  $  9.307   $  7.392
 Accumulation Unit Value, End of Period                     $  8.763  $ 10.797  $  9.307  $  7.392   $  6.052
 Number of Units Outstanding, End of Period                    6,589    25,209    68,164    47,852     41,028
VAN KAMPEN UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  7.314
 Number of Units Outstanding, End of Period                        -         -         -         -      4,049
VAN KAMPEN UIF MID CAP VALUE (2)
 Accumulation Unit Value, Beginning of Period                      -         -         -  $ 10.000   $ 12.096
 Accumulation Unit Value, End of Period                            -         -         -  $ 12.096   $  8.568
 Number of Units Outstanding, End of Period                        -         -         -         -      7.634
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period               $ 10.000  $  9.115  $  8.839  $ 11.247   $ 12.158
 Accumulation Unit Value, End of Period                     $  9.115  $  8.839  $ 11.247  $ 12.158   $ 11.791
 Number of Units Outstanding, End of Period                    3,294    13,344    27,787    39,100     27,661
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II SHARES)
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH - CLASS II (3)
 Accumulation Unit Value, Beginning of Period                      -         -         -         -          -
 Accumulation Unit Value, End of Period                            -         -         -         -          -
 Number of Units Outstanding, End of Period                        -         -         -         -          -

                                 34  PROSPECTUS

VAN KAMPEN LIT COMSTOCK - CLASS I
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  8.053
 Number of Units Outstanding, End of Period                        -         -         -         -     46,781
VAN KAMPEN LIT EMERGING GROWTH - CLASS I
 Accumulation Unit Value, Beginning of Period               $ 10.000  $ 10.510  $ 21.141  $ 18.696   $ 12.605
 Accumulation Unit Value, End of Period                     $ 10.510  $ 21.141  $ 18.696  $ 12.605   $  8.376
 Number of Units Outstanding, End of Period                   10,947    90,139   245,349   211,770    156,557
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  8.817
 Number of Units Outstanding, End of Period                        -         -         -         -      1,644
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  7.403
 Number of Units Outstanding, End of Period                        -         -         -         -          0
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  7.590
 Number of Units Outstanding, End of Period                        -         -         -         -      8,933
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  8.228
 Number of Units Outstanding, End of Period                        -         -         -         -        133
ALLIANCEBERNSTEIN GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  8.462
 Number of Units Outstanding, End of Period                        -         -         -         -     12,558
ALLIANCEBERNSTEIN PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  7.757
 Number of Units Outstanding, End of Period                        -         -         -         -      1,724
LSA VARIABLE SERIES TRUST
--------------------------------------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH (3)
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  7.290
 Number of Units Outstanding, End of Period                        -         -         -         -          0
PUTNAM VARIABLE TRUST (CLASS IB)
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  8.477
 Number of Units Outstanding, End of Period                        -         -         -         -      1,803
PUTNAM VT INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  8.774
 Number of Units Outstanding, End of Period                        -         -         -         -     13,967
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  7.296
 Number of Units Outstanding, End of Period                        -         -         -         -      3,158
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                      -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                            -         -         -         -   $  7.979
 Number of Units Outstanding, End of Period                        -         -         -         -      2,987


                                 35  PROSPECTUS

     For the Years begining January 1* and ending December 31,          2003
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
-------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.497
 Accumulation Unit Value, End of Period                               $  9.302
 Number of Units Outstanding, End of Period                             31,789
MORGAN STANLEY VIS DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.572
 Accumulation Unit Value, End of Period                               $  9.531
 Number of Units Outstanding, End of Period                            373,960
MORGAN STANLEY VIS EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.720
 Accumulation Unit Value, End of Period                               $  9.332
 Number of Units Outstanding, End of Period                            291,162
MORGAN STANLEY VIS EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                         $  6.715
 Accumulation Unit Value, End of Period                               $  8.528
 Number of Units Outstanding, End of Period                             81,348
MORGAN STANLEY VIS GLOBAL ADVANTAGE
 Accumulation Unit Value, Beginning of Period                         $  5.714
 Accumulation Unit Value, End of Period                               $  7.374
 Number of Units Outstanding, End of Period                             60,344
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                         $  8.506
 Accumulation Unit Value, End of Period                               $ 11.057
 Number of Units Outstanding, End of Period                             53,845
MORGAN STANLEY VIS HIGH YIELD
 Accumulation Unit Value, Beginning of Period                         $  3.423
 Accumulation Unit Value, End of Period                               $  4.303
 Number of Units Outstanding, End of Period                             52,690
MORGAN STANLEY VIS INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                         $  9.209
 Accumulation Unit Value, End of Period                               $ 10.953
 Number of Units Outstanding, End of Period                             28,525
MORGAN STANLEY VIS INFORMATION
 Accumulation Unit Value, Beginning of Period                         $  2.925
 Accumulation Unit Value, End of Period                               $  4.637
 Number of Units Outstanding, End of Period                              1,386
MORGAN STANLEY VIS LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                         $ 11.262
 Accumulation Unit Value, End of Period                               $ 11.331
 Number of Units Outstanding, End of Period                             41,018
MORGAN STANLEY VIS MONEY MARKET
 Accumulation Unit Value, Beginning of Period                         $ 11.148
 Accumulation Unit Value, End of Period                               $ 11.045
 Number of Units Outstanding, End of Period                            195,058
MORGAN STANLEY VIS PACIFIC GROWTH (1)
 Accumulation Unit Value, Beginning of Period                         $  6.382
 Accumulation Unit Value, End of Period                               $  8.144
 Number of Units Outstanding, End of Period                             10,046
MORGAN STANLEY VIS QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                         $ 11.945
 Accumulation Unit Value, End of Period                               $ 12.750
 Number of Units Outstanding, End of Period                            292,009

                                 36  PROSPECTUS

MORGAN STANLEY VIS S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                         $  7.221
 Accumulation Unit Value, End of Period                               $  9.087
 Number of Units Outstanding, End of Period                            163,820
MORGAN STANLEY VIS STRATEGIST
 Accumulation Unit Value, Beginning of Period                         $  9.370
 Accumulation Unit Value, End of Period                               $ 11.643
 Number of Units Outstanding, End of Period                            200,371
MORGAN STANLEY VIS UTILITIES
 Accumulation Unit Value, Beginning of Period                         $  6.806
 Accumulation Unit Value, End of Period                               $  7.860
 Number of Units Outstanding, End of Period                            113,027
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.720
 Accumulation Unit Value, End of Period                               $ 11.373
 Number of Units Outstanding, End of Period                             16,006
VAN KAMPEN UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                         $  6.989
 Accumulation Unit Value, End of Period                               $  8.593
 Number of Units Outstanding, End of Period                             73,573
VAN KAMPEN UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                         $  6.052
 Accumulation Unit Value, End of Period                               $  7.590
 Number of Units Outstanding, End of Period                             43,941
VAN KAMPEN UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.314
 Accumulation Unit Value, End of Period                               $ 10.205
 Number of Units Outstanding, End of Period                              6,649
VAN KAMPEN UIF MID CAP VALUE (2)
 Accumulation Unit Value, Beginning of Period                         $  8.568
 Accumulation Unit Value, End of Period                               $ 11.934
 Number of Units Outstanding, End of Period                              8,368
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                         $ 11.791
 Accumulation Unit Value, End of Period                               $ 16,068
 Number of Units Outstanding, End of Period                             21,566
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II SHARES)
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH - CLASS II (3)
 Accumulation Unit Value, Beginning of Period                                -
 Accumulation Unit Value, End of Period                                      -
 Number of Units Outstanding, End of Period                                  -
VAN KAMPEN LIT COMSTOCK - CLASS I
 Accumulation Unit Value, Beginning of Period                         $  8.053
 Accumulation Unit Value, End of Period                               $ 10.383
 Number of Units Outstanding, End of Period                             65,192
VAN KAMPEN LIT EMERGING GROWTH - CLASS I
 Accumulation Unit Value, Beginning of Period                         $  8.376
 Accumulation Unit Value, End of Period                               $ 10.498
 Number of Units Outstanding, End of Period                            118,133
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
-------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                         $  8.817
 Accumulation Unit Value, End of Period                               $ 11.240
 Number of Units Outstanding, End of Period                              2,061

                                 37  PROSPECTUS

AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.403
 Accumulation Unit Value, End of Period                               $  9.563
 Number of Units Outstanding, End of Period                                787
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.590
 Accumulation Unit Value, End of Period                               $  9.344
 Number of Units Outstanding, End of Period                                886
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH
 Accumulation Unit Value, Beginning of Period                         $  8.228
 Accumulation Unit Value, End of Period                               $ 10.908
 Number of Units Outstanding, End of Period                                952
ALLIANCEBERNSTEIN GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                         $  8.462
 Accumulation Unit Value, End of Period                               $ 11.009
 Number of Units Outstanding, End of Period                             19,258
ALLIANCEBERNSTEIN PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.757
 Accumulation Unit Value, End of Period                               $  9.419
 Number of Units Outstanding, End of Period                              1,724
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH (3)
 Accumulation Unit Value, Beginning of Period                         $  7.290
 Accumulation Unit Value, End of Period                               $  9.951
 Number of Units Outstanding, End of Period                                  0
PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                         $  8.477
 Accumulation Unit Value, End of Period                               $ 10.628
 Number of Units Outstanding, End of Period                             11,846
PUTNAM VT INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                         $  8.774
 Accumulation Unit Value, End of Period                               $ 11.099
 Number of Units Outstanding, End of Period                             15,604
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                         $  7.296
 Accumulation Unit Value, End of Period                               $ 10.746
 Number of Units Outstanding, End of Period                              5,121
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                         $  7.979
 Accumulation Unit Value, End of Period                               $  9.809
 Number of Units Outstanding, End of Period                              3,489


(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
 - Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

*The Contracts were first offered on July 20, 1998.  All of the Variable
 Sub-Accounts were first offered under the Contracts on July 20, 1998, except the Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Morgan Stanley VIS Information Sub-Account which commenced operations on November 6, 2000, and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc. and Putnam Variable Trust, and the Van Kampen UIF Mid Cap Growth, Van Kampen UIF Mid Cap Value, Van Kampen LIT Comstock and LSA Aggressive Growth Sub-Accounts which were first offered under the Contracts on May 1, 2002. No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth Variable Sub-Account which was first offered on May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.


                                 38  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION
--------------------------------------------------------------------------------


For the Years begining January* 1 and ending December 31,    1998      1999      2000      2001       2002
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                     -  $ 10.000  $ 14.430  $ 13.924   $  9.779
 Accumulation Unit Value, End of Period                           -  $ 14.430  $ 13.924  $  9.779   $  7.432
 Number of Units Outstanding, End of Period                       -    44,292   268,946   166,074    132,936
MORGAN STANLEY VIS DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                10.000  $ 10.090  $  9.670  $  9.999   $  9.306
 Accumulation Unit Value, End of Period                     $10.090  $  9.670  $  9.999  $  9.306   $  7.491
 Number of Units Outstanding, End of Period                  58,954   256,374   519,014   548,030    452,621
MORGAN STANLEY VIS EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.262  $ 15.980  $ 13.753   $  9.874
 Accumulation Unit Value, End of Period                     $10.262  $ 15.980  $ 13.753  $  9.874   $  7.638
 Number of Units Outstanding, End of Period                  30,606   323,544   649,397   516,235    441,426
MORGAN STANLEY VIS EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000  $  9.004  $ 11.414  $ 10.657   $  8.605
 Accumulation Unit Value, End of Period                     $ 9.004  $ 11.414  $ 10.657  $  8.605   $  6.644
 Number of Units Outstanding, End of Period                  10,221    75,890   289,934   193,593    167,227
MORGAN STANLEY VIS GLOBAL ADVANTAGE
 Accumulation Unit Value, Beginning of Period               $10.000  $  9.557  $ 11.906  $  9.659   $  7.270
 Accumulation Unit Value, End of Period                     $ 9.557  $ 11.906  $  9.659  $  7.270   $  5.653
 Number of Units Outstanding, End of Period                  12,369    23,894   131,742   114,726     91,142
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000  $  9.876  $ 11.117  $ 10.645   $  9.797
 Accumulation Unit Value, End of Period                     $ 9.876  $ 11.117  $ 10.645  $  9.797   $  8.415
 Number of Units Outstanding, End of Period                  14,652    62,965    93,823    77,053    102,067
MORGAN STANLEY VIS HIGH YIELD
 Accumulation Unit Value, Beginning of Period               $10.000  $  8.857  $  8.580  $  5.710   $  3.714
 Accumulation Unit Value, End of Period                     $ 8.857  $  8.580  $  5.710  $  3.714   $  3.386
 Number of Units Outstanding, End of Period                  11,399    38,054    67,992   139,822    125,265
MORGAN STANLEY VIS INCOME BUILDER
 Accumulation Unit Value, Beginning of Period               $10.000  $  9.674  $ 10.169  $ 10.003   $ 10.047
 Accumulation Unit Value, End of Period                     $ 9.674  $ 10.169  $ 10.003  $ 10.047   $  9.111
 Number of Units Outstanding, End of Period                   3,158    20,223    24,882    34,139     28,455
MORGAN STANLEY VIS INFORMATION
 Accumulation Unit Value, Beginning of Period                     -         -  $ 10.000  $  9.285   $  5.207
 Accumulation Unit Value, End of Period                           -         -  $  9.285  $  5.207   $  2.910
 Number of Units Outstanding, End of Period                       -         -     4,195     9,925     17,043
MORGAN STANLEY VIS LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                     -  $ 10.000  $ 10.030  $ 10.428   $ 10.926
 Accumulation Unit Value, End of Period                           -  $  10030  $ 10.428  $ 10.926   $ 11.163
 Number of Units Outstanding, End of Period                       -     5,436    13,362    13,643     49,362
MORGAN STANLEY VIS MONEY MARKET
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.142  $ 10.440  $ 10.867   $ 11.085
 Accumulation Unit Value, End of Period                     $10.142  $ 10.440  $ 10.867  $ 11.085   $ 11.029
 Number of Units Outstanding, End of Period                  15,056   123,921   280,898   385,744    349,019

                                 39  PROSPECTUS

MORGAN STANLEY VIS PACIFIC GROWTH (1)
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.982  $ 17.910  $ 11.702   $  8.338
 Accumulation Unit Value, End of Period                     $10.982  $ 17.910  $ 11.702  $  8.338   $  6.314
 Number of Units Outstanding, End of Period                   4,550    73,243   119,400   128,210    125,987
MORGAN STANLEY VIS QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.348  $  9.721  $ 10.605   $ 11.408
 Accumulation Unit Value, End of Period                     $10.348  $  9.721  $ 10.605  $ 11.408   $ 11.818
 Number of Units Outstanding, End of Period                  81,071   172,419   276,236   458,288    404,407
MORGAN STANLEY VIS S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.371  $ 12.242  $ 10.894   $  9.386
 Accumulation Unit Value, End of Period                     $10.371  $ 12.242  $ 10.894  $  9.386   $  7.144
 Number of Units Outstanding, End of Period                  41,697   168,103   293,639   276,666    270,562
MORGAN STANLEY VIS STRATEGIST
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.332  $ 11.904  $ 11.882   $ 10.478
 Accumulation Unit Value, End of Period                     $10.332  $ 11.904  $ 11.882  $ 10.478   $  9.270
 Number of Units Outstanding, End of Period                  18,089    68,969   218,043   207,846    184,597
MORGAN STANLEY VIS UTILITIES
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.892  $ 12.054  $ 12.197   $  8.891
 Accumulation Unit Value, End of Period                     $10.892  $ 12.054  $ 12.197  $  8.891   $  6.733
 Number of Units Outstanding, End of Period                  19,644   100,464   217,451   185,573    169,276
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period               $10.000  $  8.109  $ 15.503  $  9.300   $  8.538
 Accumulation Unit Value, End of Period                     $ 8.109  $ 15.503  $  9.300  $  8.538   $  7.637
 Number of Units Outstanding, End of Period                   4,235    51,240   113,031   111,255    105,377
VAN KAMPEN UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period               $10.000  $  9.872  $ 13.516  $ 11.713   $  9.762
 Accumulation Unit Value, End of Period                     $ 9.872  $ 13.516  $ 11.713  $  9.762   $  6.914
 Number of Units Outstanding, End of Period                       -    16,474   129,313    85,598     78,043
VAN KAMPEN UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period               $10.000  $  8.753  $ 10.759  $  9.252   $  7.331
 Accumulation Unit Value, End of Period                     $ 8.753  $ 10.759  $  9.252  $  7.331   $  5.988
 Number of Units Outstanding, End of Period                       -    21,796    55,354    65,898     64,006
VAN KAMPEN UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                     -         -         -  $ 10.000   $ 12.088
 Accumulation Unit Value, End of Period                           -         -         -  $ 12.088   $  7.302
 Number of Units Outstanding, End of Period                       -         -         -         -      4,700
VAN KAMPEN UIF MID CAP VALUE (2)
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  8.543
 Number of Units Outstanding, End of Period                       -         -         -         -     55,287
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period               $10.000  $  9.105  $  8.807  $ 11.180   $ 12.057
 Accumulation Unit Value, End of Period                     $ 9.105  $  8.807  $ 11.180  $ 12.057   $ 11.664
 Number of Units Outstanding, End of Period                       -    30,211    67,341    75,343     67,810
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II SHARES)
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH - CLASS II (3)
 Accumulation Unit Value, Beginning of Period                     -         -         -         -          -
 Accumulation Unit Value, End of Period                           -         -         -         -          -
 Number of Units Outstanding, End of Period                       -         -         -         -          -
VAN KAMPEN LIT COMSTOCK - CLASS I
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  8.040
 Number of Units Outstanding, End of Period                       -         -         -         -     32,152

                                 40  PROSPECTUS

VAN KAMPEN LIT EMERGING GROWTH - CLASS I
 Accumulation Unit Value, Beginning of Period               $10.000  $ 10.498  $ 21.066  $ 18.585   $ 12.500
 Accumulation Unit Value, End of Period                     $10.498  $ 21.066  $ 18.585  $ 12.500   $  8.286
 Number of Units Outstanding, End of Period                  27,030   129,629   388,197   300,357    263,277
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  8.790
 Number of Units Outstanding, End of Period                       -         -         -         -      6,309
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  7.381
 Number of Units Outstanding, End of Period                       -         -         -         -         88
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  7.567
 Number of Units Outstanding, End of Period                       -         -         -         -      2,660
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  8.203
 Number of Units Outstanding, End of Period                       -         -         -         -         85
ALLIANCEBERNSTEIN GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  8.436
 Number of Units Outstanding, End of Period                       -         -         -         -     50,325
ALLIANCEBERNSTEIN PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  7.734
 Number of Units Outstanding, End of Period                       -         -         -         -         88
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH (3)
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  7.278
 Number of Units Outstanding, End of Period                       -         -         -         -          0
PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  8.452
 Number of Units Outstanding, End of Period                       -         -         -         -        753
PUTNAM VT INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  8.747
 Number of Units Outstanding, End of Period                       -         -         -         -     10,904
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  7.284
 Number of Units Outstanding, End of Period                       -         -         -         -     22,406
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                     -         -         -         -   $ 10.000
 Accumulation Unit Value, End of Period                           -         -         -         -   $  7.955
 Number of Units Outstanding, End of Period                       -         -         -         -      6,849



                                 41  PROSPECTUS

     For the Years begining January* 1 and ending December 31,          2003
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.432
 Accumulation Unit Value, End of Period                               $  9.198
 Number of Units Outstanding, End of Period                            120,473
MORGAN STANLEY VIS DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.491
 Accumulation Unit Value, End of Period                               $  9.407
 Number of Units Outstanding, End of Period                            431,934
MORGAN STANLEY VIS EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.638
 Accumulation Unit Value, End of Period                               $  9.210
 Number of Units Outstanding, End of Period                            375,346
MORGAN STANLEY VIS EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                         $  6.644
 Accumulation Unit Value, End of Period                               $  8.417
 Number of Units Outstanding, End of Period                            150,875
MORGAN STANLEY VIS GLOBAL ADVANTAGE
 Accumulation Unit Value, Beginning of Period                         $  5.653
 Accumulation Unit Value, End of Period                               $  7.277
 Number of Units Outstanding, End of Period                             87,617
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                         $  8.415
 Accumulation Unit Value, End of Period                               $ 10.913
 Number of Units Outstanding, End of Period                            106,573
MORGAN STANLEY VIS HIGH YIELD
 Accumulation Unit Value, Beginning of Period                         $  3.386
 Accumulation Unit Value, End of Period                               $  4.247
 Number of Units Outstanding, End of Period                            110,018
MORGAN STANLEY VIS INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                         $  9.111
 Accumulation Unit Value, End of Period                               $ 10.810
 Number of Units Outstanding, End of Period                             35,019
MORGAN STANLEY VIS INFORMATION
 Accumulation Unit Value, Beginning of Period                         $  2.910
 Accumulation Unit Value, End of Period                               $  4.602
 Number of Units Outstanding, End of Period                             14,488
MORGAN STANLEY VIS LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                         $ 11.163
 Accumulation Unit Value, End of Period                               $ 11.205
 Number of Units Outstanding, End of Period                            124,025
MORGAN STANLEY VIS MONEY MARKET
 Accumulation Unit Value, Beginning of Period                         $ 11.029
 Accumulation Unit Value, End of Period                               $ 10.902
 Number of Units Outstanding, End of Period                            154,453
MORGAN STANLEY VIS PACIFIC GROWTH (1)
 Accumulation Unit Value, Beginning of Period                         $  6.314
 Accumulation Unit Value, End of Period                               $  8.048
 Number of Units Outstanding, End of Period                            138,353
MORGAN STANLEY VIS QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                         $ 11.818
 Accumulation Unit Value, End of Period                               $ 12.584
 Number of Units Outstanding, End of Period                            438,241

                                 42  PROSPECTUS

MORGAN STANLEY VIS S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                         $  7.144
 Accumulation Unit Value, End of Period                               $  8.968
 Number of Units Outstanding, End of Period                            285,181
MORGAN STANLEY VIS STRATEGIST
 Accumulation Unit Value, Beginning of Period                         $  9.270
 Accumulation Unit Value, End of Period                               $ 11.491
 Number of Units Outstanding, End of Period                            177,427
MORGAN STANLEY VIS UTILITIES
 Accumulation Unit Value, Beginning of Period                         $  6.733
 Accumulation Unit Value, End of Period                               $  7.758
 Number of Units Outstanding, End of Period                            159,362
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.637
 Accumulation Unit Value, End of Period                               $ 11.224
 Number of Units Outstanding, End of Period                            116,846
VAN KAMPEN UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                         $  6.914
 Accumulation Unit Value, End of Period                               $  8.481
 Number of Units Outstanding, End of Period                             73,516
VAN KAMPEN UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                         $  5.988
 Accumulation Unit Value, End of Period                               $  7.491
 Number of Units Outstanding, End of Period                             59,927
VAN KAMPEN UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.302
 Accumulation Unit Value, End of Period                               $ 10.165
 Number of Units Outstanding, End of Period                              9,968
VAN KAMPEN UIF MID CAP VALUE (2)
 Accumulation Unit Value, Beginning of Period                         $  8.543
 Accumulation Unit Value, End of Period                               $ 11.870
 Number of Units Outstanding, End of Period                             65,123
VAN KAMPEN UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                         $ 11.664
 Accumulation Unit Value, End of Period                               $ 15.858
 Number of Units Outstanding, End of Period                             53,396
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II SHARES)
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH - CLASS II (3)
 Accumulation Unit Value, Beginning of Period                                -
 Accumulation Unit Value, End of Period                                      -
 Number of Units Outstanding, End of Period                                  -
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK - CLASS I
 Accumulation Unit Value, Beginning of Period                         $  8.040
 Accumulation Unit Value, End of Period                               $ 10.342
 Number of Units Outstanding, End of Period                             50,694
VAN KAMPEN LIT EMERGING GROWTH - CLASS I
 Accumulation Unit Value, Beginning of Period                         $  8.286
 Accumulation Unit Value, End of Period                               $ 10.361
 Number of Units Outstanding, End of Period                            221,279
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
-------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                         $  8.790
 Accumulation Unit Value, End of Period                               $ 11.179
 Number of Units Outstanding, End of Period                              6,311

                                 43  PROSPECTUS

AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.381
 Accumulation Unit Value, End of Period                               $  9.511
 Number of Units Outstanding, End of Period                                354
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                         $  7.567
 Accumulation Unit Value, End of Period                               $  9.293
 Number of Units Outstanding, End of Period                              2,109
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH
 Accumulation Unit Value, Beginning of Period                         $  8.203
 Accumulation Unit Value, End of Period                               $ 10.850
 Number of Units Outstanding, End of Period                              5,192
ALLIANCEBERNSTEIN GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                         $  8.436
 Accumulation Unit Value, End of Period                               $ 10.949
 Number of Units Outstanding, End of Period                             59,085
ALLIANCEBERNSTEIN PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                         $  7.734
 Accumulation Unit Value, End of Period                               $  9.368
 Number of Units Outstanding, End of Period                              2,396
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH (3)
 Accumulation Unit Value, Beginning of Period                         $  7.278
 Accumulation Unit Value, End of Period                               $  9.911
 Number of Units Outstanding, End of Period                                  0
PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                         $  8.452
 Accumulation Unit Value, End of Period                               $ 10.571
 Number of Units Outstanding, End of Period                              1,489
PUTNAM VT INTERNATIONAL EQUITY
 Accumulation Unit Value, Beginning of Period                         $  8.747
 Accumulation Unit Value, End of Period                               $ 11.039
 Number of Units Outstanding, End of Period                             15,622
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                         $  7.284
 Accumulation Unit Value, End of Period                               $ 10.703
 Number of Units Outstanding, End of Period                             28,654
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                         $  7.955
 Accumulation Unit Value, End of Period                               $  9.756
 Number of Units Outstanding, End of Period                              4,902


(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
 - Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

*The Contracts including the Performance Benefit Combination Option were first offered July 20, 1998. The Contracts including the Death Benefit Combination Option were first offered on May 3, 1999. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Morgan Stanley VIS Information Sub-Account which commenced operations on November 6, 2000, and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc. and Putnam Variable Trust, and the Van Kampen UIF Mid Cap Growth, Van Kampen UIF Mid Cap Value, Van Kampen LIT Comstock and LSA Aggressive Growth Sub-Accounts which were first offered under the Contracts on May 1, 2002. No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth Variable Sub-Account which was first offered on May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.


                                 44  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 45  PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
544 LAKEVIEW PARKWAY, SUITE 300
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                    PROSPECTUS DATED MAY 1, 2004
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 42 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):


MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS Y SHARES)                SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                  SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS I AND CLASS II SHARES)          PRODUCTS TRUST (CLASS 2 SHARES)
                                       PUTNAM VARIABLE TRUST (CLASS IB SHARES)




WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 48 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          12
--------------------------------------------------------------------------------
  Purchases                                                             13
--------------------------------------------------------------------------------
  Contract Value                                                        14
--------------------------------------------------------------------------------
  Investment Alternatives                                               14
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          14
--------------------------------------------------------------------------------
     The Fixed Account Options                                          17
--------------------------------------------------------------------------------
     Transfers                                                          18
--------------------------------------------------------------------------------
  Expenses                                                              20
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                                  22
--------------------------------------------------------------------------------
  Income Payments                                                       23
--------------------------------------------------------------------------------
  Death Benefits                                                        25
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     29
--------------------------------------------------------------------------------
     Allstate Life                                                      29
--------------------------------------------------------------------------------
     The Variable Account                                               30
--------------------------------------------------------------------------------
     The Portfolios                                                     30
--------------------------------------------------------------------------------
     The Contract                                                       31
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan               31
--------------------------------------------------------------------------------
     Legal Matters                                                      31
--------------------------------------------------------------------------------
  Taxes                                                                 32
--------------------------------------------------------------------------------
APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS        38
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                                   40
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   48
--------------------------------------------------------------------------------



                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      6
--------------------------------------------------------------------------------
Accumulation Unit                                                       12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 12
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    29
--------------------------------------------------------------------------------
Annuitant                                                               12
--------------------------------------------------------------------------------
Automatic Additions Program                                             13
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 20
--------------------------------------------------------------------------------
Beneficiary                                                             12
--------------------------------------------------------------------------------
Contract*                                                               12
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  12
--------------------------------------------------------------------------------
Contract Value                                                          14
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               26
--------------------------------------------------------------------------------
Death Benefit Combination Option                                        26
--------------------------------------------------------------------------------
Dollar Cost Averaging                                                   20
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                             17
--------------------------------------------------------------------------------
Due Proof of Death                                                      25
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Plus Option                             27
--------------------------------------------------------------------------------
Excess of Earnings Withdrawals                                          27
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Fixed Account Options                                                   17
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                           27
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                                     24
--------------------------------------------------------------------------------
In-Force Premium                                                        27
--------------------------------------------------------------------------------
In-Force Earnings                                                       27
--------------------------------------------------------------------------------
Income Plans                                                            23
--------------------------------------------------------------------------------
Investment Alternatives                                                 14
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Payout Phase                                                            6
--------------------------------------------------------------------------------
Payout Start Date                                                       23
--------------------------------------------------------------------------------
Performance Death Benefit Option                                        26
--------------------------------------------------------------------------------
Portfolios                                                              30
--------------------------------------------------------------------------------
Qualified Contracts                                                     35
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           22
--------------------------------------------------------------------------------
Valuation Date                                                          14
--------------------------------------------------------------------------------
Variable Account                                                        30
--------------------------------------------------------------------------------
Variable Sub-Account                                                    14
--------------------------------------------------------------------------------
  *
   In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can add to your Contract as often and as much as
                        you like,  but each  payment  must be at least  $100.
                         You  must  maintain  a minimum account size of $500.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .
                          Total Variable Account annual fees  equal to 1.35% of
                          average  daily  net assets  (1.48% if  you  select
                           the  PERFORMANCE  DEATH BENEFIT OPTION or 1.59% if
                          you  select  the  DEATH BENEFIT COMBINATION  OPTION,
                           or 1.65% if you  select  the  INCOME  BENEFIT
                          COMBINATION  OPTION 2 or  1.85% if you  select  the
                          INCOME AND DEATH  BENEFIT COMBINATION OPTION 2)

                        .If you select the Enhanced Earnings Death Benefit
                          Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35%
                          (depending on the age of the oldest Contract owner
                          (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application
                          Date"))

                        .
                          Annual contract maintenance charge of $35  (waived in
                          certain cases)

                        .Withdrawal  charges  ranging from  0% to 6% of
                           purchase  payment(s) withdrawn (with certain
                          exceptions)

                        .Transfer fee of $25 after the 12th transfer in any
                          CONTRACT YEAR  (fee currently waived)

                        . State  premium  tax (if your state imposes  one)

                        In addition,  each Portfolio  pays  expenses  that  you
                        will bear  indirectly  if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 42 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest  at
                          rates we guarantee)

                        .39 Variable Sub-Accounts investing in Portfolios
                           offering professional  money management by these
                          investment advisers:

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . Franklin Advisers, Inc.

                          . Franklin Mutual Advisers, LLC

                          . Templeton Investment Counsel, LLC

                          . Putnam Investment Management, LLC

                          . Van Kampen(1)

                          . Van Kampen Asset Management

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                         Sub-Accounts have performed, call us at
                        1-800-654-2397.
-------------------------------------------------------------------------------
(1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

                                 4  PROSPECTUS

SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two.  You can receive
                        your income payments in one of the following ways:

                        . life income with payments guaranteed for 120 months

                        . joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified  period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die  before the PAYOUT START DATE, we  will  pay
                         the death benefit described in the Contract.  We also
                        offer death benefit options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions.  Transfers
                        must be at least $100 or the total amount in the
                        investment  alternative, whichever is less. Transfers
                        to the Standard Fixed Account Option for any Guarantee
                         Period must be at least  $500.

                        We do not currently impose a fee upon  transfers.
                        However, we reserve the right to charge $25 per
                        transfer after  the 12th transfer in each "CONTRACT
                        YEAR," which we measure from the date we issue your
                        Contract or  a Contract  anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your  Contract  Value
                        at any  time  during  the  Accumulation Phase and
                         during the Payout  Phase in certain  cases.  In
                        general,  you must  withdraw  at least  $500 at a time
                        or the  total amount in the investment alternative, if
                        less. Withdrawals taken prior to annuitization
                        (referred to in this prospectus as the Payout Phase)
                        are generally considered to come from the earnings in
                        the Contract first. If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings. Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 59 1/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge also may apply.
-------------------------------------------------------------------------------


                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 42 Investment Alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being       0    1    2    3    4    5     6+
 Withdrawn
------------------------------------------------------------------------------------------------------
Applicable Charge                                                  6%   5%   5%   4%   3%   2%    0%
------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                             $35.00**
------------------------------------------------------------------------------------------------------
Transfer Fee                                                                    $25***
------------------------------------------------------------------------------------------------------



*Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

**If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

***Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.




VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                                                                     With the
                                                                            With the            With the              Income
                                                       With the               Death              Income             and Death
                                                     Performance            Benefit             Benefit              Benefit
                                     Base           Death Benefit         Combination         Combination          Combination
                                   Contract             Option               Option            Option 2*            Option 2*
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.25%              1.38%                1.49%               1.55%                1.75%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge        0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.35%              1.48%                1.59%               1.65%                1.85%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------
  If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above
                                 (assuming age is between 66 and 75 on Rider Application Date)**
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk           1.60%              1.73%                1.84%               1.90%                2.10%
 Charge
-----------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge       0.10%              0.10%                0.10%               0.10%                0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual        1.70%              1.83%                1.94%               2.00%                2.20%
 Expense
-----------------------------------------------------------------------------------------------------------------------------------



* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                                 7  PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


--------------------------------------------------------------------------------
                                    Minimum                   Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,             0.71%                       4.31%
and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2003.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE /(1)/
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The expenses shown in this table do not include any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                             Rule
                                Management   12b-1   Other     Total Portfolio
PORTFOLIO                          Fees      Fees   Expenses   Annual Expenses
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive   0.75%        0.25%  0.12%     1.12%
Equity Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend     0.57%        0.25%  0.02%     0.84%
Growth Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity       0.50%        0.25%  0.02%     0.77%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS European     0.95%        0.25%  0.09%     1.29%
Growth Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Global       0.65%        0.25%  0.28%     1.18%
Advantage Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Dividend Growth Portfolio -     0.75%        0.25%  0.07%     1.07%
Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield   0.50%        0.25%  0.20%     0.95%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Income       0.75%        0.25%  0.09%     1.09%
Builder Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Information  0.75%        0.25%  0.37%     1.37%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited      0.45%        0.25%  0.06%     0.76%
Duration Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Money        0.50%        0.25%  0.02%     0.77%
Market Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Quality
Income Plus Portfolio - Class   0.50%        0.25%  0.03%     0.78%
Y
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500      0.40%        0.25%  0.06%     0.71%
Index Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist   0.50%        0.25%  0.02%     0.77%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities    0.65%        0.25%  0.05%     0.95%
Portfolio - Class Y
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity Portfolio -      1.25%        N/A    0.62%     1.87%
Class I (2, 3)
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth    0.55%        N/A    0.39%     0.94%
Portfolio - Class I (2, 3)
-------------------------------------------------------------------------------
Van Kampen UIF International
Magnum Portfolio - Class I (2,  0.80%        N/A    0.58%     1.38%
3)
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth   0.75%        N/A    0.58%     1.33%
Portfolio - Class I (2, 3)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio - Class I (2,   0.75%        N/A    0.37%     1.12%
3, 4)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio - Class I (2,  0.80%        N/A    0.31%     1.11%
3)
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
-------------------------------------------------------------------------------

                                 8  PROSPECTUS

                                             Rule
                                Management   12b-1   Other     Total Portfolio
PORTFOLIO                          Fees      Fees   Expenses   Annual Expenses
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio - Class II     0.00%        0.25%  4.06%     4.31%
(5, 6)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.60%        0.25%  0.05%     0.90%
Portfolio - Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth  0.70%        N/A    0.07%     0.77%
Portfolio - Class I (7)
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth  0.70%        0.25%  0.07%     1.02%
Portfolio- Class II (7)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation   0.61%        N/A    0.24%     0.85%
Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series   0.63%        N/A    0.27%     0.90%
I
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity    0.73%        N/A    0.34%     1.07%
Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -  0.61%         N/A    0.24%     0.85%
Series I
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND
-------------------------------------------------------------------------------
AllianceBernstein Growth        0.75%        0.25%  0.14%     1.14%
Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Growth and    0.63%        0.25%  0.03%     0.91%
Income Portfolio - Class B (8)
-------------------------------------------------------------------------------
AllianceBernstein Premier       1.00%        0.25%  0.05%     1.30%
Growth Portfolio - Class B (8)
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High Income      0.58%        0.25%  0.04%     0.87%
Fund - Class 2 (9, 10)
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2 (9,   0.48%        0.25%  0.03%     0.76%
10)
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities  0.60%        0.25%  0.20%     1.05%
Fund - Class 2 (10)
-------------------------------------------------------------------------------
FTVIP Templeton Foreign         0.69%        0.25%  0.22%     1.16%
Securities Fund - Class 2 (11)
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

-------------------------------------------------------------------------------
Putnam VT Growth and Income     0.48%        0.25%  0.05%     0.78%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Equity  0.76%        0.25%  0.18%     1.19%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund  0.79%        0.25%  0.12%     1.16%
- Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class  0.55%        0.25%  0.07%     0.87%
IB
-------------------------------------------------------------------------------

1. Figures shown in the Table are for the year ended December 31, 2003 (except as otherwise noted).

2. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3. The fees in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the Adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's Adviser to the extent Total Annual Portfolio Expenses exceed the "Operating Expense Limitation" in the table below. The Adviser may terminate these voluntary waivers at any time at its sole discretion. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                                                                     Total
                                    Operating   Management  Rule 12b-1   Other     Portfolio
                                     Expense       Fees        Fees     Expenses     Annual
PORTFOLIO                           Limitation                                      Expenses
----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets      1.75%       1.16%       N/A        0.62%      1.78%
Equity Portfolio - Class I
----------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth         0.85%       0.46%       N/A        0.39%      0.85%
Portfolio - Class I
----------------------------------------------------------------------------------------------
Van Kampen UIF International         1.15%       0.57%       N/A        0.58%      1.15%
Magnum Portfolio - Class I
----------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth        1.05%       0.47%       N/A        0.58%      1.05%
Portfolio - Class I
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value    1.05%       0.68%       N/A        0.37       1.05%
Portfolio - Class I
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate      1.10%       0.79%       N/A        0.31%      1.10%
Portfolio - Class I
----------------------------------------------------------------------------------------------


 Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from Total Annual Portfolio Expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Van Kampen UIF Emerging Markets Equity Portfolio - Class I are 0.03% of such investment related expenses.

4. Effective September 20, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio
 - Class I changed its name to Van Kampen U.S. Mid Cap Value Portfolio - Class
 I.

                                 9  PROSPECTUS

5. For the year ended December 31, 2003, the Adviser voluntarily waived $26,074 of its investment advisory fees and assumed $79,674 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the Adviser.
  When the effects of the voluntary waivers discussed above are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.75%, 0.25%, 0.26%, and 1.26%, respectively.

6. Effective April 30, 2004, the LSA Aggressive Growth Fund was merged into the Van Kampen LIT Aggressive Growth Portfolio- Class II.

7. The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001.
  Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

8. "Total Annual Portfolio Expenses" do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the fee reduction is expected to continue for a period of at least five years. With this waiver, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                                                                                      Total
                                                                 Management  Rule 12b-1   Other     Portfolio
                                                                    Fees        Fees     Expenses     Annual
PORTFOLIO                                                                                            Expenses
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio - Class B            0.55%      0.25%       0.03%     0.83%
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio - Class B               0.75%      0.25%       0.05%     1.05%
---------------------------------------------------------------------------------------------------------------


9. The Fund administration fee is paid indirectly through the management fee.

10. While the maximum amount payable under the Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current Rule 12b-1 fee at 0.25% per year.

11. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were 0.65%, 0.25%, 0.22%, and 1.12%, respectively.


EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2 and the Enhanced
  Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                        1 Year         3 Years         5 Years          10 Years
------------------------------------------------------------------------------------

                                 10  PROSPECTUS

Costs Based on
Maximum Annual
Portfolio Expenses      $1,122          $2,392          $3,526          $6,405
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio Expenses      $753            $1,340          $1,863          $3,525
------------------------------------------------------------------------------------

EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                        1 Year         3 Years         5 Years          10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Portfolio Expenses      $697            $2,052          $3,356          $6,405
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio Expenses      $328            $1,000          $1,693          $3,525
------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                                 11  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the owner, while the Annuitant is alive,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest
 Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the
                                 12  PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.




MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in

                                 13  PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.






INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


                                 14  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y

-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth           and long-term growth of
 Portfolio - Class Y       income and capital
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -        investments in common
 Class Y                   stocks of companies
                           believed by the Investment
                           Adviser to have potential
                           for superior growth.
                           Income as a secondary
                           objective but only when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Growth           appreciation of its
 Portfolio - Class Y       investments
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class Y
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth    and long-term growth of
 Portfolio - Class Y       income and capital
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class   income and, as a secondary  MORGAN STANLEY
 Y                         objective, capital          INVESTMENT ADVISORS INC
                           appreciation when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder            secondary objective,
 Portfolio - Class Y       growth of capital
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital
 Information Portfolio -   appreciation
 Class Y
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration          income consistent with
 Portfolio - Class Y       preservation of capital
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -        preservation of capital,
 Class Y                   and liquidity
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Quality Income Plus       income and, as a secondary
 Portfolio - Class Y       objective, capital
                           appreciation when
                           consistent with its
                           primary objective
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -     before expenses,
 Class Y                   correspond to the total
                           return (i.e., combination
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -    return through a fully
 Class Y                   managed investment policy
                           utilizing equity,
                           fixed-income and money
                           market securities and the
                           writing of covered call
                           and put options
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -     current income
 Class Y
-------------------------------------------------------------------------------

                                 15  PROSPECTUS

-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
 Markets Equity            appreciation
 Portfolio - Class I
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio          appreciation by investing
- Class I                  primarily on
                           growth-oriented equity
                           securities of large
                           capitalization companies
-------------------------------------------------------
Van Kampen UIF            Long-term capital
 International Magnum      appreciation by investing
 Portfolio - Class I       primarily in equity
                           securities of non-U.S.
                           issuers domiciled in EAFE
                           countries
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth
 Growth Portfolio -                                         VAN KAMPEN (2)
 Class I
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
 Cap Value Portfolio -     over a market cycle of
 Class I (1)               three to five years by
                           investing in common stocks
                           and other equity
                           securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above-average current
 Estate Portfolio -        income and long-term
 Class I                   capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio - Class II
 (3)
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation         VAN KAMPEN ASSET
 Growth Portfolio -                                    MANAGEMENT
 Class I (4)
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation
 Growth Portfolio -
 Class II (4)
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (5)
-------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital
 Appreciation Fund -
 Series I
-------------------------------------------------------
AIM V.I. Growth Fund -    Growth of capital            A I M ADVISORS, INC.
 Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital
 Equity Fund - Series I
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of
 Fund - Series I           capital. Income is a
                           secondary objective.
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
 Portfolio - Class B       capital. Current income is
                           incidental to the
                           Portfolio's objective.      ALLIANCE CAPITAL
-------------------------------------------------------MANAGEMENT, L.P.
AllianceBernstein Growth  Reasonable current income
 and Income Portfolio -    and reasonable opportunity
 Class B                   for appreciation
-------------------------------------------------------
AllianceBernstein         Growth of capital by
 Premier Growth            pursuing aggressive
 Portfolio - Class B       investment policies
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
 FTVIP Franklin High      High level of income with
 Income Fund - Class 2     capital appreciation as a   FRANKLIN ADVISERS, INC.
                           secondary goal
-------------------------------------------------------
 FTVIP Franklin Income    Maximize income while
 Securities Fund - Class   mantaining prospects for
 2                         capital appreciation
-------------------------------------------------------------------------------
 FTVIP Mutual Shares      Capital appreciation with    FRANKLIN MUTUAL
 Securities Fund - Class   income is a secondary       ADVISERS, LLC
 2                         objective
-------------------------------------------------------------------------------
 FTVIP Templeton Foreign  Long-term capital growth     TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------

                                 16  PROSPECTUS

-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class IB    income
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT International   Capital appreciation         MANAGEMENT, LLC
 Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap       Capital appreciation
 Value Fund - Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation
 Class IB
-------------------------------------------------------------------------------

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio
 - Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that portfolio.

(2) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) Effective April 30, 2004, the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001.
  Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

(5) A Portfolio's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 20, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described on page 18. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described on page 18. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub--


                                 17  PROSPECTUS

Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

 At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.


                                 18  PROSPECTUS

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

                                 19  PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death

                                 20  PROSPECTUS

Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner ( or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are

                                 21  PROSPECTUS
due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-10. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the

                                 22  PROSPECTUS

Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

.. the Annuitant's 90th Birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

                                 23  PROSPECTUS

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary; and

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

                                 24  PROSPECTUS

  1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

  2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.


If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

                                 25  PROSPECTUS

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) on page 25, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.


PERFORMANCE DEATH BENEFIT OPTION
The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each

                                 26  PROSPECTUS
subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. We will reduce the Death Benefit A by a withdrawal adjustment (as described above under Performance Death Benefit Option) for any withdrawals since the prior Contract Anniversary; and

.. We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option.
 This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit
Plus Option.   The Enhanced Earnings Death Benefit Plus Option may not be
available in all states.  We may discontinue offering this option at any time.
 The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

.. the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

.. the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner ( or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

.. the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

  In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

                                 27  PROSPECTUS

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

  Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the

                                 28  PROSPECTUS
complete request for settlement of the death benefit after 3:00 p.m. Central
Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a) The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate

                                 29  PROSPECTUS

Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or

                                 30  PROSPECTUS
trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan
Stanley DW Inc.   Morgan Stanley DW,  a wholly owned subsidiary of Morgan
Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers. We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.70% of the average net assets of the Fixed Account Options to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 31  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable

Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate

Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable

Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 32  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 33  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 34  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate

Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                 35  PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity.


                                 36  PROSPECTUS

Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 37  PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT
--------------------------------------------------------------------------------

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A)  Contract Value:                                                                       $125,000.00
(B)  Total Purchase Payments                                                               $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                 $      0.00
(D)  In-Force Premium:                                             (D) = (B) - (C)         $100,000.00
(E)  In-Force Earnings:                                            (E) = (A) - (D)         $ 25,000.00
(F)   Cap:                                                         (F) = 100% x (D)        $100,000.00
                                                                (G) = MIN [50% x (E);
G)  Enhanced Earnings Death Benefit Plus*:                               (F)]              $12,500.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate

Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                             $105,000.00
(2) Total Purchase Payments:                                                                    $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                       $      0.00
(4) In-Force Premium:                                                                           $100,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)           $  5,000.00
(6) Withdrawal Amount:                                                                          $ 10,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                        negative              $  5,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)           $  5,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                           $114,000.00
(B)  In-Force Premium (before withdrawal):                                                     $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                     $  5,000.00
(D)  In-Force Premium (after withdrawal):                             (D) = (B) - (C)          $ 95,000.00
(E)  In-Force Earnings:                                               (E) = (A) - (D)          $ 19,000.00
(F)  Cap:                                                            (F) = 100% x (D)          $ 95,000.00
(G)  Enhanced Earnings Death Benefit Plus*:                     (G) = MIN [50% x (E); (F)]     $  9,500.00


*If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been


                                 38  PROSPECTUS
between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).



EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000.
 Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                            $130,000.00
(2) Contract Value on Rider Date:                                                              $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                                                      $      0.00
(4) In-Force Premium:                                                                          $110,000.00
(5) In-Force Earnings:                                                (5) = (1) - (4)          $ 20,000.00
(6) Withdrawal Amount:                                                                         $ 50,000.00
                                                               (7) = (6) - (5) and cannot be
(7) Excess-of Earnings Withdrawal:                                       negative              $ 30,000.00
(8) Total Excess-of-Earnings Withdrawals:                             (8) = (3) + (7)          $ 30,000.00




The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                     $140,000.00
(B)  In-Force Premium (before withdrawal and purchase
payment):                                                                                $110,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                               $ 30,000.00
(D)  Additional Purchase Payment:                                                        $ 40,000.00
(E)  In-Force Premium (after withdrawal  and purchase
payment):                                                                                $120,000.00
(F)  In-Force Earnings:                                            (F) = (A) - (E)       $ 20,000.00
(G)  Cap:                                                          (G) = 50% x (E)       $ 60,000.00
                                                               (H) = MIN [25% x  (F);
(H)  Enhanced Earnings Death Benefit Plus*:                              (G)]            $  5,000.00




*If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                                 39  PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges.
 Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE CONTRACT)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                              2000       2001        2002         2003
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
Morgan Stanley VIS Aggressive Equity
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.677  $    6.815   $    5.188
 Accumulation Unit Value, End of Period                         $  9.677  $    6.815  $    5.188   $    6.438
 Number of Units Outstanding, End of Period                      198,351     316,721     283,883      272,336
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.683  $    9.968   $    8.041
 Accumulation Unit Value, End of Period                         $ 10.683  $    9.968  $    8.041   $   10.116
 Number of Units Outstanding, End of Period                      251,851   1,048,759   1,067,569    1,139,957
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.528  $    6.855   $    5.312
 Accumulation Unit Value, End of Period                         $  9.528  $    6.855  $    5.312   $    6.423
 Number of Units Outstanding, End of Period                      675,279   1,600,336   1,731,827    1,648,842
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.190  $    7.442   $    5.761
 Accumulation Unit Value, End of Period                         $  9.190  $    7.442  $    5.761   $    7.316
 Number of Units Outstanding, End of Period                      244,691     511,559     356,625      309,363
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.414  $    6.347   $    4.950
 Accumulation Unit Value, End of Period                         $  8.414  $    6.347  $    4.950   $    6.386
 Number of Units Outstanding, End of Period                       83,033     111,943     109,629      102,666
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.931  $    9.166   $    7.893
 Accumulation Unit Value, End of Period                         $  9.931  $    9.166  $    7.893   $   10.251
 Number of Units Outstanding, End of Period                       33,924     100,886     218,644      269,243
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    6.944  $    4.527   $    4.138
 Accumulation Unit Value, End of Period                         $  6.944  $    4.527  $    4.138   $    5.202
 Number of Units Outstanding, End of Period                       33,813     224,510     353,006      391,579
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.030  $   10.103   $    9.174
 Accumulation Unit Value, End of Period                         $ 10.030  $   10.103  $    9.174   $   10.907
 Number of Units Outstanding, End of Period                       27,433     103,772     178,947      220,708
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.292  $    5.226   $    2.924
 Accumulation Unit Value, End of Period                         $  9.292  $    5.226  $    2.924   $    4.633
 Number of Units Outstanding, End of Period                       27,581     197,903     106,767      165,017
--------------------------------------------------------------------------------------------------------------

                                 40  PROSPECTUS

--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.303  $   10.824   $   11.085
 Accumulation Unit Value, End of Period                         $ 10.303  $   10.824  $   11.085   $   11.153
 Number of Units Outstanding, End of Period                       22,608     196,418     713,418      772,405
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.262  $   10.492   $   10.464
 Accumulation Unit Value, End of Period                         $ 10.262  $   10.492  $   10.464   $   10.367
 Number of Units Outstanding, End of Period                      272,169   1,063,770   1,408,669      905,962
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (1)
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    7.272  $    5.218   $    3.935
 Accumulation Unit Value, End of Period                         $  7.272  $    5.218  $    3.935   $    4.977
 Number of Units Outstanding, End of Period                        7,527      20,370      32,255       60,759
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.748  $   11.593   $   12.039
 Accumulation Unit Value, End of Period                         $ 10.748  $   11.593  $   12.039   $   12.838
 Number of Units Outstanding, End of Period                      176,424     967,824   1,319,879    1,348,933
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.959  $    7.731   $    5.898
 Accumulation Unit Value, End of Period                         $  8.959  $    7.731  $    5.898   $    7.421
 Number of Units Outstanding, End of Period                      301,630     975,139   1,267,235    1,514,029
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.922  $    8.770   $    7.777
 Accumulation Unit Value, End of Period                         $  9.922  $    8.770  $    7.777   $    9.659
 Number of Units Outstanding, End of Period                      426,068   1,061,403     963,286      932,750
--------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.130  $    7.396   $    5.613
 Accumulation Unit Value, End of Period                         $ 10.130  $    7.396  $    5.613   $    6.489
 Number of Units Outstanding, End of Period                      337,753     773,382     539,074      462,973
--------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    6.386  $    5.891   $    5.295
 Accumulation Unit Value, End of Period                         $  6.386  $    5.891  $    5.295   $    7.819
 Number of Units Outstanding, End of Period                       61,310      73,439     117,274      128,637
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.335  $    6.980   $    4.968
 Accumulation Unit Value, End of Period                         $  8.335  $    6.980  $    4.968   $    6.123
 Number of Units Outstanding, End of Period                      182,173     206,607     217,248      207,602
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.054  $    7.209   $    5.916
 Accumulation Unit Value, End of Period                         $  9.054  $    7.209  $    5.916   $    7.437
 Number of Units Outstanding, End of Period                       41,665      75,869      98,575      120,003
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth
 Accumulation Unit Value, Beginning of Period                          -           -  $   10.000   $    7.326
 Accumulation Unit Value, End of Period                                -           -  $    7.326   $   10.246
 Number of Units Outstanding, End of Period                            -           -      22,083       69,239
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.231  $    9.775   $    6.942
 Accumulation Unit Value, End of Period                         $ 10.231  $    9.775  $    6.942   $    9.691
 Number of Units Outstanding, End of Period                       54,051     274,260     557,452      543,989
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   11.503  $   12.465   $   12.117
 Accumulation Unit Value, End of Period                         $ 11.503  $   12.465  $   12.117   $   16.552
 Number of Units Outstanding, End of Period                       20,901      83,055     150,580      156,443
--------------------------------------------------------------------------------------------------------------

                                 41  PROSPECTUS

--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND II)
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II (3)
 Accumulation Unit Value, Beginning of Period                          -           -           -            -
 Accumulation Unit Value, End of Period                                -           -           -            -
 Number of Units Outstanding, End of Period                            -           -           -            -
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
 Accumulation Unit Value, Beginning of Period                          -           -  $   10.000   $    8.054
 Accumulation Unit Value, End of Period                                -           -  $    8.054   $   10.391
 Number of Units Outstanding, End of Period                            -           -     586,029      781,942
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I (4)
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.129  $    5.494   $    3.659
 Accumulation Unit Value, End of Period                         $  8.129  $    5.494  $    3.659   $    4.597
 Number of Units Outstanding, End of Period                      472,104     722,796     343,933      288,538
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II (4)
 Accumulation Unit Value, Beginning of Period                          -  $   10.000  $    8.106   $    5.385
 Accumulation Unit Value, End of Period                                -  $    8.106  $    5.385   $    6.750
 Number of Units Outstanding, End of Period                            -     175,128     242,253      221,320
--------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.285  $    6.270   $    4.679
 Accumulation Unit Value, End of Period                         $  8.285  $    6.270  $    4.679   $    5.979
 Number of Units Outstanding, End of Period                       90,817     201,850     144,764      152,197
--------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    7.400  $    4.826   $    3.287
 Accumulation Unit Value, End of Period                         $  7.400  $    4.826  $    3.287   $    4.256
 Number of Units Outstanding, End of Period                      110,925     231,070     220,550      219,124
--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
 Accumulation Unit Value, Beginning of Period                          -           -           -            -
 Accumulation Unit Value, End of Period                                -           -           -            -
 Number of Units Outstanding, End of Period                            -           -           -            -
--------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.321  $    7.178   $    4.939
 Accumulation Unit Value, End of Period                         $  8.321  $    7.178  $    4.939   $    6.094
 Number of Units Outstanding, End of Period                      312,033     611,786     696,548      627,137
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.000  $    6.026   $    4.265
 Accumulation Unit Value, End of Period                         $  8.000  $    6.026  $    4.265   $    5.667
 Number of Units Outstanding, End of Period                      119,976     269,657     256,501      264,050
--------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.242  $   10.119   $    7.761
 Accumulation Unit Value, End of Period                         $ 10.242  $   10.119  $    7.761   $   10.121
 Number of Units Outstanding, End of Period                      102,708     642,105     826,573      819,711
--------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    7.978  $    6.501   $    4.436
 Accumulation Unit Value, End of Period                         $  7.978  $    6.501  $    4.436   $    5.399
 Number of Units Outstanding, End of Period                      304,578     358,857     306,552      286,209
--------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
--------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth (3)
 Accumulation Unit Value, Beginning of Period                          -           -  $   10.000   $    7.301
 Accumulation Unit Value, End of Period                                -           -  $    7.301   $    9.991
 Number of Units Outstanding, End of Period                            -           -       4,648       14,614
--------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income
 Accumulation Unit Value, Beginning of Period                          -           -           -            -
 Accumulation Unit Value, End of Period                                -           -           -            -
 Number of Units Outstanding, End of Period                            -           -           -            -
--------------------------------------------------------------------------------------------------------------

                                 42  PROSPECTUS

--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities
 Accumulation Unit Value, Beginning of Period                          -           -           -            -
 Accumulation Unit Value, End of Period                                -           -           -            -
 Number of Units Outstanding, End of Period                            -           -           -            -
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
 Accumulation Unit Value, Beginning of Period                          -           -           -            -
 Accumulation Unit Value, End of Period                                -           -           -            -
 Number of Units Outstanding, End of Period                            -           -           -            -
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
 Accumulation Unit Value, Beginning of Period                          -           -           -            -
 Accumulation Unit Value, End of Period                                -           -           -            -
 Number of Units Outstanding, End of Period                            -           -           -            -
--------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
--------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $   10.564  $    9.755   $    7.797
 Accumulation Unit Value, End of Period                         $ 10.564  $    9.755  $    7.797   $    9.799
 Number of Units Outstanding, End of Period                       73,374     366,952     285,561      355,263
--------------------------------------------------------------------------------------------------------------
Putnam VT International Equity
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    9.016  $    7.061   $    5.735
 Accumulation Unit Value, End of Period                         $  9.016  $    7.061  $    5.735   $    7.272
 Number of Units Outstanding, End of Period                      187,566     474,491     573,617      537,358
--------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value
 Accumulation Unit Value, Beginning of Period                          -           -  $   10.000   $    7.308
 Accumulation Unit Value, End of Period                                -           -  $    7.308   $   10.789
 Number of Units Outstanding, End of Period                            -           -     257,805      278,343
--------------------------------------------------------------------------------------------------------------
Putnam VT Voyager
 Accumulation Unit Value, Beginning of Period                   $ 10.000  $    8.117  $    6.213   $    4.503
 Accumulation Unit Value, End of Period                         $  8.117  $    6.213  $    4.503   $    5.549
 Number of Units Outstanding, End of Period                      211,436     340,965     424,724      410,372
--------------------------------------------------------------------------------------------------------------

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
 - Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001.
  Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth (Class I), Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations on May 1, 2002. No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts which were first offered on May 1, 2004. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                                 43  PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1* AND ENDING DECEMBER 31,
VARIABLE SUB-ACCOUNT                                             2001      2002       2003
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
Morgan Stanley VIS Aggressive Equity
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.157   $  6.912
 Accumulation Unit Value, End of Period                         $ 9.157  $  6.912   $  8.504
 Number of Units Outstanding, End of Period                       3,625    34,442     36,657
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.282   $  7.424
 Accumulation Unit Value, End of Period                         $ 9.282  $  7.424   $  9.262
 Number of Units Outstanding, End of Period                      66,076   151,394    187,461
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.190   $  7.061
 Accumulation Unit Value, End of Period                         $ 9.190  $  7.061   $  8.466
 Number of Units Outstanding, End of Period                      42,655   134,909    161,433
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Growth
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.526   $  7.312
 Accumulation Unit Value, End of Period                         $ 9.526  $  7.312   $  9.206
 Number of Units Outstanding, End of Period                       7,447    49,709     49,736
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage
 Accumulation Unit Value, Beginning of Period                   $10.000  $  8.948   $  6.920
 Accumulation Unit Value, End of Period                         $ 8.948  $  6.920   $  8.852
 Number of Units Outstanding, End of Period                       2,373     7,000      7,473
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.656   $  8.244
 Accumulation Unit Value, End of Period                         $ 9.656  $  8.244   $ 10.617
 Number of Units Outstanding, End of Period                      15,650    55,252     66,972
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield
 Accumulation Unit Value, Beginning of Period                   $10.000  $  7.694   $  6.973
 Accumulation Unit Value, End of Period                         $ 7.694  $  6.973   $  8.692
 Number of Units Outstanding, End of Period                      11,886    28,418     57,287
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.597   $  8.641
 Accumulation Unit Value, End of Period                         $ 9.597  $  8.641   $ 10.187
 Number of Units Outstanding, End of Period                      11,722    38,298     40,683
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Information
 Accumulation Unit Value, Beginning of Period                   $10.000  $  8.906   $  4.940
 Accumulation Unit Value, End of Period                         $ 8.906  $  4.940   $  7.762
 Number of Units Outstanding, End of Period                       6,671    16,149     26,762
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration
         Accumulation Unit Value, Beginning of Period                   $10.000  $ 10.247   $ 10.406
 Accumulation Unit Value, End of Period                         $10.247  $ 10.406   $ 10.381
 Number of Units Outstanding, End of Period                      32,220    82,074     86,453
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 10.022   $  9.911
 Accumulation Unit Value, End of Period                         $10.022  $  9.911   $  9.735
 Number of Units Outstanding, End of Period                      59,819   142,108    178,188
---------------------------------------------------------------------------------------------

                                 44  PROSPECTUS

---------------------------------------------------------------------------------------------
Morgan Stanley VIS Pacific Growth (1)
 Accumulation Unit Value, Beginning of Period                   $10.000  $  8.140   $  6.087
 Accumulation Unit Value, End of Period                         $ 8.140  $  6.087   $  7.634
 Number of Units Outstanding, End of Period                       1,854    11,073     12,443
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Quality Income Plus
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 10.389   $ 10.698
 Accumulation Unit Value, End of Period                         $10.389  $ 10.698   $ 11.311
 Number of Units Outstanding, End of Period                      83,474   208,916    184,067
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.419   $  7.125
 Accumulation Unit Value, End of Period                         $ 9.419  $  7.125   $  8.890
 Number of Units Outstanding, End of Period                      24,696    96,995    138,852
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.503   $  8.356
 Accumulation Unit Value, End of Period                         $ 9.503  $  8.356   $ 10.290
 Number of Units Outstanding, End of Period                      36,980    85,975     97,199
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities
 Accumulation Unit Value, Beginning of Period                   $10.000  $  8.283   $  6.232
 Accumulation Unit Value, End of Period                         $ 8.283  $  6.232   $  7.144
 Number of Units Outstanding, End of Period                      17,626    31,085     41,878
---------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.736   $  8.676
 Accumulation Unit Value, End of Period                         $ 9.736  $  8.676   $ 12.703
 Number of Units Outstanding, End of Period                       3,571     6,324      4,688
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.604   $  6.777
 Accumulation Unit Value, End of Period                         $ 9.604  $  6.777   $  8.282
 Number of Units Outstanding, End of Period                       4,178     8,993     12,298
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.069   $  7.380
 Accumulation Unit Value, End of Period                         $ 9.069  $  7.380   $  9.199
 Number of Units Outstanding, End of Period                       5,001     8,835      8,460
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth
 Accumulation Unit Value, Beginning of Period                         -  $ 10.000   $  7.284
 Accumulation Unit Value, End of Period                               -  $  7.284   $ 10.102
 Number of Units Outstanding, End of Period                           -    21,474     44,789
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value (2)
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.826   $  6.918
 Accumulation Unit Value, End of Period                         $ 9.826  $  6.918   $  9.577
 Number of Units Outstanding, End of Period                      34,561   159,570    108,644
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate
---------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                   $10.000  $ 10.225   $  9.855
 Accumulation Unit Value, End of Period                         $10.225  $  9.855   $ 13.349
 Number of Units Outstanding, End of Period                      16,325    49,735     43,639
---------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND II)
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II (3)
 Accumulation Unit Value, Beginning of Period                         -         -          -
 Accumulation Unit Value, End of Period                               -         -          -
 Number of Units Outstanding, End of Period                           -         -          -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II
 Accumulation Unit Value, Beginning of Period                         -  $ 10.000   $  8.008
 Accumulation Unit Value, End of Period                               -  $  8.008   $ 10.245
 Number of Units Outstanding, End of Period                           -   197,550    137,220
---------------------------------------------------------------------------------------------

                                 45  PROSPECTUS

---------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I (4)
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.241   $  5.781
 Accumulation Unit Value, End of Period                         $ 9.241  $  5.781   $  7.201
 Number of Units Outstanding, End of Period                           0     9,693     10,484
---------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II (4)
 Accumulation Unit Value, Beginning of Period                   $10.000  $  8.740   $  5.757
 Accumulation Unit Value, End of Period                         $ 8.740  $  5.757   $  7.155
 Number of Units Outstanding, End of Period                      33,708    74,725     88,587
---------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.206   $  6.812
 Accumulation Unit Value, End of Period                         $ 9.206  $  6.812   $  8.631
 Number of Units Outstanding, End of Period                      13,272    48,520     49,580
---------------------------------------------------------------------------------------------
AIM V.I. Growth
 Accumulation Unit Value, Beginning of Period                   $10.000  $  8.804   $  5.945
 Accumulation Unit Value, End of Period                         $ 8.804  $  5.945   $  7.632
 Number of Units Outstanding, End of Period                       6,555    19,461     20,458
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
 Accumulation Unit Value, Beginning of Period                         -         -          -
 Accumulation Unit Value, End of Period                               -         -          -
 Number of Units Outstanding, End of Period                           -         -          -
---------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.339   $  6.371
 Accumulation Unit Value, End of Period                         $ 9.339  $  6.371   $  7.795
 Number of Units Outstanding, End of Period                      48,549    78,201     83,551
---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
---------------------------------------------------------------------------------------------
AllianceBernstein Growth
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.101   $  6.386
 Accumulation Unit Value, End of Period                         $ 9.101  $  6.386   $  8.416
 Number of Units Outstanding, End of Period                       1,281    20,135     27,475
---------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.490   $  7.217
 Accumulation Unit Value, End of Period                         $ 9.490  $  7.217   $  9.332
 Number of Units Outstanding, End of Period                      73,305   169,183    165,403
---------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.288   $  6.283
 Accumulation Unit Value, End of Period                         $ 9.288  $  6.283   $  7.583
 Number of Units Outstanding, End of Period                      17,059    36,076     52,980
---------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
---------------------------------------------------------------------------------------------
LSA Aggressive Growth (3)
 Accumulation Unit Value, Beginning of Period                         -  $ 10.000   $  7.260
 Accumulation Unit Value, End of Period                               -  $  7.260   $  9.850
 Number of Units Outstanding, End of Period                           -    22,629     24,129
---------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income
 Accumulation Unit Value, Beginning of Period                         -         -          -
 Accumulation Unit Value, End of Period                               -         -          -
 Number of Units Outstanding, End of Period                           -         -          -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities
 Accumulation Unit Value, Beginning of Period                         -         -          -
 Accumulation Unit Value, End of Period                               -         -          -
 Number of Units Outstanding, End of Period                           -         -          -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities
 Accumulation Unit Value, Beginning of Period                         -         -          -
 Accumulation Unit Value, End of Period                               -         -          -
 Number of Units Outstanding, End of Period                           -         -          -
---------------------------------------------------------------------------------------------

                                 46  PROSPECTUS

---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities
 Accumulation Unit Value, Beginning of Period                         -         -          -
 Accumulation Unit Value, End of Period                               -         -          -
 Number of Units Outstanding, End of Period                           -         -          -
---------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.424   $  7.468
 Accumulation Unit Value, End of Period                         $ 9.424  $  7.468   $  9.307
 Number of Units Outstanding, End of Period                      21,590    50,216     58,800
---------------------------------------------------------------------------------------------
Putnam VT International Equity
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.150   $  7.369
 Accumulation Unit Value, End of Period                         $ 9.150  $  7.369   $  9.265
 Number of Units Outstanding, End of Period                      12,096    91,404     56,386
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value
 Accumulation Unit Value, Beginning of Period                         -  $ 10.000   $  7.266
 Accumulation Unit Value, End of Period                               -  $  7.266   $ 10.637
 Number of Units Outstanding, End of Period                           -    83,657     52,971
---------------------------------------------------------------------------------------------
Putnam VT Voyager
 Accumulation Unit Value, Beginning of Period                   $10.000  $  9.087   $  6.531
 Accumulation Unit Value, End of Period                         $ 9.087  $  6.531   $  7.980
 Number of Units Outstanding, End of Period                      25,087    47,887     48,058
---------------------------------------------------------------------------------------------

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
 - Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001.
  Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001. All the Variable Sub-Accounts were first offered with these options on May 1, 2001 except for the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations May 17, 2001, and the Van Kampen UIF Mid Cap Growth (Class I), Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations on May 1, 2002. No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts which were first offered on May 1, 2004. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.


                                 47  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 48  PROSPECTUS

                      MORGAN STANLEY VARIABLE ANNUITY II
                      MORGAN STANLEY VARIABLE ANNUITY II ASSETMANAGER



Allstate Life Insurance Company             Statement of Additional Information
Allstate Financial Advisors Separate Account I                dated May 1, 2004
544 Lakeview Parkway

Vernon Hills, IL  60061
1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts") and the Morgan Stanley Variable Annuity II AssetManager Contracts ("AssetManager Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2004, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.




TABLE OF CONTENTS
Description

Additions, Deletions or Substitutions of Investments
The Contract
         Purchases
         Tax-free Exchanges (1035 Exchanges, Rollovers and
                                Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
          Incontestability
          Settlements
          Safekeeping of the Variable Account's Assets
          Premium Taxes
          Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values                                        A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,579,493, $24,837,384 and $30,408,546 for the Years 2001, 2002 and
2003, respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS

The following financial statements (and accompanying Independent Auditors' Reports) appear in the pages that follow:

o consolidated financial statements of Allstate as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and related financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I as of December 31, 2003 and for each of the periods in the two years then ended,


The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

                                    APPENDIX A
                            ACCUMULATION UNIT VALUES

                  Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Utilities, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The Van Kampen UIF S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The Morgan Stanley VIS Information Sub-Account was first offered on November 6, 2001. The Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, AIM V.I. MID CAP CORE EQUITY, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts which were first offered on May 1, 2004.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                            1995      1996       1997        1998

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                 $20.07    $21.50     $26.26     $32.50
Accumulation Unit Value, End of Period                       $21.50    $26.26     $32.50     $36.59
Number of Units Outstanding, End of Period                   366,928   4,586,699  13,973,141 19,936,437
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                 $24.68    $25.86     $28.63     $38.76
Accumulation Unit Value, End of Period                       $25.86    $28.63     $38.76     $49.83
Number of Units Outstanding, End of Period                   215,961   2,302,720  5,454,409  7,931,260
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                 $18.49    $18.97     $24.30     $27.79
Accumulation Unit Value, End of Period                       $18.97    $24.30     $27.79     $33.94
Number of Units Outstanding, End of Period                   62,011    1,143,635  3,091,981  4,668,539
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                 -         -          -          $10.00
Accumulation Unit Value, End of Period                       -         -          -          $9.72
Number of Units Outstanding, End of Period                   -         -          -          1,965,368
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                 $11.25    $11.93     $13.82     $15.26
Accumulation Unit Value, End of Period                       $11.93    $13.82     $15.26     $16.92
Number of Units Outstanding, End of Period                   155,023   2,364,163  7,789,952  8,929,904
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                 $21.46    $21.86     $24.11     $26.58
Accumulation Unit Value, End of Period                       $21.86    $24.11     $26.58     $24.56
Number of Units Outstanding, End of Period                   66,987    1,462,866  8,797,892  5,304,510
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                 -         -          $10.00     $12.07
Accumulation Unit Value, End of Period                       -         -          $12.07     $12.27
Number of Units Outstanding, End of Period                   -         -          2,024,851  3,652,211
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                 $11.58    $11.65     $12.07     $12.51
Accumulation Unit Value, End of Period                       $11.65    $12.07     $12.51     $12.96
Number of Units Outstanding, End of Period                   511,096   3,424,292  5,406,175  8,938,860
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                 $9.35     $9.62      $9.84      $6.04
Accumulation Unit Value, End of Period                       $9.62     $9.84      $6.04      $5.33
Number of Units Outstanding, End of Period                   97,952    1,411,508  2,105,514  2,456,851
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                 $15.75    $16.37     $16.38     $17.93
Accumulation Unit Value, End of Period                       $16.37    $16.38     $17.93     $19.20
Number of Units Outstanding, End of Period                   142,004   1,095,796  3,843,253  5,109,593
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                 $16.49    $16.92     $19.17     $21.48
Accumulation Unit Value, End of Period                       $16.92    $19.17     $21.48     $26.78
Number of Units Outstanding, End of Period                   91,983    903,817    3,529,096  -
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                 -         -          -          $10.00
Accumulation Unit Value, End of Period                       -         -          -          $11.12
Number of Units Outstanding, End of Period                   -         -          -          2,003,301
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                 $16.97    $18.00     $19.27     $24.14
Accumulation Unit Value, End of Period                       $18.00    $19.27     $24.14     $29.44
Number of Units Outstanding, End of Period                   165,046   822,723    1,753,743  3,510,503
For the Period Beginning January 1* and Ending December 31
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                 -         -          -          $10.000
Accumulation Unit Value, End of Period                       -         -          -          $7.095
Number of Units Outstanding, End of Period                   -         -          -          94,600
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                 -         -          -          $10.000
Accumulation Unit Value, End of Period                       -         -          -          $10.094
Number of Units Outstanding, End of Period                   -         -          -          1,530,819
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                 -         -          -          $10.000
Accumulation Unit Value, End of Period                       -         -          -          $9.780
Number of Units Outstanding, End of Period                   -         -          -          170,897
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                 -         -          -          $10.000
Accumulation Unit Value, End of Period                       -         -          -          $9.054
Number of Units Outstanding, End of Period                   -         -          -          80,782
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                 -         -          -          $10.000
Accumulation Unit Value, End of Period                       -         -          -          $11.985
Number of Units Outstanding, End of Period                   -         -          -          402,082
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                 -         -          -          -
Accumulation Unit Value, End of Period                       -         -          -          -
Number of Units Outstanding, End of Period                   -         -          -          -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                           1999       2000       2001       2002       2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                $10.000    $14.465    $14.005    $9.871     $7.528
Accumulation Unit Value, End of Period                      $14.465    $14.005    $9.871     $7.528     $9.350
Number of Units Outstanding, End of Period                  1,122,012  4,013,767  2,725,210  1,948,166  1,714,271
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                $36.593    $35.192    $36.516    $34.106    $27.551
Accumulation Unit Value, End of Period                      $35.192    $36.516    $34.106    $27.551    $34.717
Number of Units Outstanding, End of Period                  20,053,835 14,630,929 12,948,190 10,489,433 8,870,731
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                $49.825    $77.861    $67.245    $48.450    $37.610
Accumulation Unit Value, End of Period                      $77.861    $67.245    $48.450    $37.610    $45.509
Number of Units Outstanding, End of Period                  10,374,793 10,575,220 8,138,160  6,331,379  5,231,139
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                $33.944    $43.185    $40.461    $32.784    $25.402
Accumulation Unit Value, End of Period                      $43.185    $40.461    $32.784    $25.402    $32.295
Number of Units Outstanding, End of Period                  4,444,148  4,301,593  3,317,658  2,548,744  2,066,923
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                $9.720     $12.152    $9.893     $7.473     $5.830
Accumulation Unit Value, End of Period                      $12.152    $9.893     $7.473     $5.830     $7.532
Number of Units Outstanding, End of Period                  2,481,411  2,978,593  2,262,652  1,684,270  1,459,745
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                $16.291    $19.115    $18.366    $16.964    $14.622
Accumulation Unit Value, End of Period                      $19.115    $18.366    $16.964    $14.622    $19.028
Number of Units Outstanding, End of Period                  8,775,455  6,909,685  5,770,297  4,777,066  4,093,574
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                $24.563    $23.879    $15.948    $10.409    $9.524
Accumulation Unit Value, End of Period                      $23.879    $15.948    $10.409    $9.524     $11.987
Number of Units Outstanding, End of Period                  4,203,079  2,849,935  2,178,760  1,675,719  1,699,286
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                $12.274    $12.947    $12.780    $12.881    $11.722
Accumulation Unit Value, End of Period                      $12.947    $12.780    $12.881    $11.722    $13.957
Number of Units Outstanding, End of Period                  3,133,231  2,229,410  2,367,507  2,012,059  1,733,127
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                -          $10.000    $9.290     $5.228     $2.932
Accumulation Unit Value, End of Period                      -          $9.290     $5.228     $2.932     $4.653
Number of Units Outstanding, End of Period                  -          112,286    362,163    308,812    422,868
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                $10.000    $10.056    $10.490    $11.029    $11.307
Accumulation Unit Value, End of Period                      $10.056    $10.490    $11.029    $11.307    $11.389
Number of Units Outstanding, End of Period                  121,549    243,983    822,746    2,600,397  1,967,285
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                $12.963    $13.390    $13.989    $14.320    $14.299
Accumulation Unit Value, End of Period                      $13.390    $13.989    $14.320    $14.299    $14.183
Number of Units Outstanding, End of Period                  10,276,270 8,280,928  11,669,438 10,573,509 5,773,240
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                $5.334     $8.730     $5.724     $4.093     $3.110
Accumulation Unit Value, End of Period                      $8.730     $5.724     $4.093     $3.110     $3.973
Number of Units Outstanding, End of Period                  4,058,485  3,391,224  2,397,512  1,873,166  1,908,148
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                $19.200    $18.101    $19.815    $21.390    $22.238
Accumulation Unit Value, End of Period                      $18.101    $19.815    $21.390    $22.238    $23.762
Number of Units Outstanding, End of Period                  5,167,349  4,441,671  5,113,210  5,001,207  4,034,766
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                $11.117    $13.170    $11.760    $10.169    $7.766
Accumulation Unit Value, End of Period                      $13.170    $11.760    $10.169    $7.766     $9.784
Number of Units Outstanding, End of Period                  6,209,831  7,535,806  6,817,073  5,971,731  5,882,954
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                $26.783    $30.968    $31.017    $27.448    $24.370
Accumulation Unit Value, End of Period                      $30.968    $31.017    $27.448    $24.370    $30.314
Number of Units Outstanding, End of Period                  6,559,093  6,719,790  5,764,581  4,631,326  3,912,134
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                $29.438    $32.693    $33.193    $24.282    $18.455
Accumulation Unit Value, End of Period                      $32.693    $33.193    $24.282    $18.455    $21.337
Number of Units Outstanding, End of Period                  4,016,659  4,175,987  3,506,974  2,659,431  2,213,596
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                $7.095     $13.679    $8.194     $7.549     $6.776
Accumulation Unit Value, End of Period                      $13.679    $8.194     $7.549     $6.776     $9.993
Number of Units Outstanding, End of Period                  689,216    884,729    695,767    746,143    765,582
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                $10.094    $13.869    $12.061    $10.087    $7.169
Accumulation Unit Value, End of Period                      $13.869    $12.061    $10.087    $7.169     $8.825
Number of Units Outstanding, End of Period                  2,952,648  4,201,929  3,084,036  2,467,852  2,198,775
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                $9.780     $12.063    $10.410    $8.278     $6.785
Accumulation Unit Value, End of Period                      $12.063    $10.410    $8.278     $6.785     $8.518
Number of Units Outstanding, End of Period                  416,818    713,739    651,537    580,876    710,369
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                -          -          $10.000    $12.092    $7.319
Accumulation Unit Value, End of Period                      -          -          $12.092    $7.319     $10.224
Number of Units Outstanding, End of Period                  -          -          -          82,841     474,262
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                -          $10.000    $10.234    $9.765     $6.925
Accumulation Unit Value, End of Period                      -          $10.234    $9.765     $6.925     $9.656
Number of Units Outstanding, End of Period                  -          119,091    1,367,293  1,483,690  1,742,730
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                $9.054     $8.790     $11.197    $12.117    $11.764
Accumulation Unit Value, End of Period                      $8.790     $11.197    $12.117    $11.764    $16.049
Number of Units Outstanding, End of Period                  194,964    526,895    613,092    812,682    712,547
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                -          -          -          -          -
Accumulation Unit Value, End of Period                      -          -          -          -          -
Number of Units Outstanding, End of Period                  -          -          -          -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                -          -          -          $10.000    $8.059
Accumulation Unit Value, End of Period                      -          -          -          $8.059     $10.402
Number of Units Outstanding, End of Period                  -          -          -          882,878    2,134,435
VAN KAMPEN LIT EMERGING GROWTH (Class I)
Accumulation Unit Value, Beginning of Period                $11.985    $10.000    $21.368    $14.422    $9.594
Accumulation Unit Value, End of Period                      $24.135    $21.368    $14.422    $9.594     $12.038
Number of Units Outstanding, End of Period                  2,522,689  5,404,064  4,150,641  2,831,762  2,449,383
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                $10.000    $14.447    $8.317     $6.287     $4.686
Accumulation Unit Value, End of Period                      $14.447    $8.317     $6.287     $4.686     $5.980
Number of Units Outstanding, End of Period                  -          403,019    510,155    511,129    524,081
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                $10.000    $14.447    $7.337     $4.779     $3.250
Accumulation Unit Value, End of Period                      $14.447    $7.337     $4.779     $3.250     $4.203
Number of Units Outstanding, End of Period                  -          222,089    246,997    246,181    451,472
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                -          -          -          -          -
Accumulation Unit Value, End of Period                      -          -          -          -          -
Number of Units Outstanding, End of Period                  -          -          -          -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                $10.000    $14.447    $7.994     $6.886     $4.732
Accumulation Unit Value, End of Period                      $14.447    $7.994     $6.886     $4.732     $5.832
Number of Units Outstanding, End of Period                  -          867,766    1,317,408  1,091,493  879,147
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                $10.000    $14.447    $8.138     $6.121     $4.326
Accumulation Unit Value, End of Period                      $14.447    $8.138     $6.121     $4.326     $5.742
Number of Units Outstanding, End of Period                  -          253,019    457,425    353,529    743,523
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                $10.000    $14.447    $10.755    $10.612    $8.128
Accumulation Unit Value, End of Period                      $14.447    $10.755    $10.612    $8.128     $10.586
Number of Units Outstanding, End of Period                  -          756,656    3,317,724  2,563,335  2,741,141
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                $10.000    $14.447    $7.854     $6.392     $4.355
Accumulation Unit Value, End of Period                      $14.447    $7.854     $6.392     $4.355     $5.294
Number of Units Outstanding, End of Period                  -          1,370,194  1,117,648  953,511    1,039,818
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                -          -          -          $10.000    $7.295
Accumulation Unit Value, End of Period                      -          -          -          $7.295     $9.969
Number of Units Outstanding, End of Period                  -          -          -          17,753     36,668
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                -          -          -          -          -
Accumulation Unit Value, End of Period                      -          -          -          -          -
Number of Units Outstanding, End of Period                  -          -          -          -          -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                -          -          -          -          -
Accumulation Unit Value, End of Period                      -          -          -          -          -
Number of Units Outstanding, End of Period                  -          -          -          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                -          -          -          -          -
Accumulation Unit Value, End of Period                      -          -          -          -          -
Number of Units Outstanding, End of Period                  -          -          -          -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                -          -          -          -          -
Accumulation Unit Value, End of Period                      -          -          -          -          -
Number of Units Outstanding, End of Period                  -          -          -          -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                -          $10.000    $10.791    $9.952     $7.944
Accumulation Unit Value, End of Period                      -          $10.791    $9.952     $7.944     $9.970
Number of Units Outstanding, End of Period                  -          220,718    458,634    597,267    552,457
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                -          $10.000    $9.076     $7.098     $5.758
Accumulation Unit Value, End of Period                      -          $9.076     $7.098     $5.758     $7.292
Number of Units Outstanding, End of Period                  -          562,467    605,965    777,124    775,816
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                -          -          -          $10.000    $7.301
Accumulation Unit Value, End of Period                      -          -          -          $7.301     $10.766
Number of Units Outstanding, End of Period                  -          -          -          232,446    298,655
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                -          $10.000    $8.118     $6.206     $4.492
Accumulation Unit Value, End of Period                      -          $8.118     $6.206     $4.492     $5.529
Number of Units Outstanding, End of Period                  -          786,759    864,153    888,918    894,868

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION



For the Period Beginning January 1* and Ending
December 31
VARIABLE SUB-ACCOUNT                                   1998      1999       2000        2001       2002       2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X
Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period        -         $10.000    $14.454    $13.980     $9.842     $7.497
Accumulation Unit Value, End of Period              -         $14.454    $13.980    $9.842      $7.497     $9.302
Number of Units Outstanding, End of Period          -         458,487    1,751,421  1,396,166   1,100,322  936,114
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period        $32.096   $36.031    $34.614    $35.877     $33.471    $27.009
Accumulation Unit Value, End of Period              $36.031   $34.614    $35.877    $33.471     $27.009    $33.997
Number of Units Outstanding, End of Period          528,141   1,434,477  1,488,899  1,469,841   1,236,385  1,146,502
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period        $38.177   $49.060    $76.581    $55.067     $47.549    $36.870
Accumulation Unit Value, End of Period              $49.060   $76.581    $55.067    $47.549     $36.870    $44.564
Number of Units Outstanding, End of Period          221,631   950,293    1,396,798  1,180,919   963,009    862,396
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period        $27.627   $33.452    $42.510    $39.785     $32.201    $24.923
Accumulation Unit Value, End of Period              $33.452   $42.510    $39.785    $32.201     $24.923    $31.651
Number of Units Outstanding, End of Period          175,357   392,050    635,143    508,808     439,161    389,513
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period        $10.000   $9.714     $12.130    $9.864      $7.443     $5.801
Accumulation Unit Value, End of Period              $9.714    $12.130    $9.864     $7.443      $5.801     $7.486
Number of Units Outstanding, End of Period          178,762   489,657    810,537    635,032     477,241    416,584
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period        $15.193   $16.794    $18.951    $18.188     $16.781    $14.449
Accumulation Unit Value, End of Period              $16.794   $18.951    $18.188    $16.781     $14.449    $18.782
Number of Units Outstanding, End of Period          156,429   488,336    611,375    578,485     527,173    499,186
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period        $26.463   $24.176    $23.477    $15.662     $10.211    $9.333
Accumulation Unit Value, End of Period              $24.176   $23.477    $15.662    $10.211     $9.333     $11.733
Number of Units Outstanding, End of Period          137,884   290,136    271,440    263,472     232,640    238,029
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period        $12.036   $12.248    $12.906    $12.725     $12.812    $11.646
Accumulation Unit Value, End of Period              $12.240   $12.906    $12.725    $12.812     $11.646    $13.851
Number of Units Outstanding, End of Period          164,457   270,771    228,558    316,173     279,620    294,943
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period        -         -          $10.000    $9.289      $5.222     $2.925
Accumulation Unit Value, End of Period              -         -          $9.289     $5.222      $2.925     $4.637
Number of Units Outstanding, End of Period          -         -          36,971     122,546     70,068     204,186
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period        -         $10.000    $10.049    $10.470     $10.996    $11.262
Accumulation Unit Value, End of Period              -         $10.049    $10.470    $10.996     $11.262    $11.331
Number of Units Outstanding, End of Period          -         34,947     68,599     186,207     615,331    677,384
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period        $12.355   $12.766    $13.166    $13.743     $14.053    $14.016
Accumulation Unit Value, End of Period              $12.760   6  $13.166 $13.743    $14.053     $14.016    $13.887
Number of Units Outstanding, End of Period          673,034   1,263,421  1,085,418  1,927,404   1,869,783  1,023,409
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period        $5.587    $5.294     $8.655     $5.669      $4.049     $3.074
Accumulation Unit Value, End of Period              $5.294    $8.655     $5.669     $4.049      $3.074     $3.922
Number of Units Outstanding, End of Period          52,484    390,608    573,966    376,670     337,499    378,759
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period        $17.841   $18.906    17.804     $19.468     $20.992    $21.801
Accumulation Unit Value, End of Period              $18.906   $17.804    $19.468    $20.992     $21.801    $23.269
Number of Units Outstanding, End of Period          169,761   328,139    388,445    744,296     815,016    706,544
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period        $10.000   $11.110    $13.146    $11.727     $10.128    $7.727
Accumulation Unit Value, End of Period              $11.110   $13.146    $11.727    $10.128     $7.727     $9.724
Number of Units Outstanding, End of Period          283,511   1,877,442  2,621,084  2,479,435   2,143,724  1,923,322
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period        $21.497   $26.371    $30.459    $30.474     $26.937    $23.891
Accumulation Unit Value, End of Period              $26.371   $30.459    $30.474    $26.937     $23.891    $29.685
Number of Units Outstanding, End of Period          472,816   1,004,838  1,334,894  1,250,916   1,089,895  988,019
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period        $23.622   $28.985    $32.155    $32.612     $23.831    $18.091
Accumulation Unit Value, End of Period              $28.985   $32.155    $32.612    $23.831     $18.091    $20.894
Number of Units Outstanding, End of Period          159,860   340,744    558,866    503,281     375,148    325,600
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period        $10.000   $7.089     $13.584    $8.169      $7.518     $6.740
Accumulation Unit Value, End of Period              $7.089    $13.584    $8.169     $7.518      $6.740     $9.930
Number of Units Outstanding, End of Period          19,500    210,592    449,505    318,648     299,268    287,030
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period        $10.000   $10.370    $13.842    $12.024     $10.045    $7.132
Accumulation Unit Value, End of Period              $10.370   $13.842    $12.024    $10.045     $7.132     $8.769
Number of Units Outstanding, End of Period          154,201   495,861    915,909    789,440     671,758    622,830
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period        $10.000   $9.771     $12.040    $10.378     $8.243     $6.749
Accumulation Unit Value, End of Period              $9.771    $12.040    $10.378    $8.243      $6.749     $8.464
Number of Units Outstanding, End of Period          31,933    172,588    359,209    352,646     307,511    294,087
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period        -         -          -          -           $10.000    $7.314
Accumulation Unit Value, End of Period              -         -          -          -           $7.314     $10.205
Number of Units Outstanding, End of Period          -         -          -          -           23,737     143,566
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period        -         -          $10.000    $10.226     $9.747     $6.905
Accumulation Unit Value, End of Period              -         -          $10.226    $9.747      $6.905     $9.617
Number of Units Outstanding, End of Period          -         -          67,804     439,613     525,390    576,286
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period        $10.000   $9.048     $8.774     $11.165     $12.069    $11.704
Accumulation Unit Value, End of Period              $9.048    $8.774     $11.165    $12.069     $11.704    $15.950
Number of Units Outstanding, End of Period          37,193    93,827     165,007    258,530     241,081    241,022
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period        -         -          -          -           -          -
Accumulation Unit Value, End of Period              -         -          -          -           -          -
Number of Units Outstanding, End of Period          -         -          -          -           -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period        -         -          -          -           $10.000    $8.053
Accumulation Unit Value, End of Period              -         -          -                      $8.053     $10.383
Number of Units Outstanding, End of Period          -         -          -          -           167,424    432,096
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period        $10.000   $12.590    $24.088    $21.302     $14.362    $9.543
Accumulation Unit Value, End of Period              $12.590   $24.088    $21.302    $14.362     $9.543     $11.961
Number of Units Outstanding, End of Period          82,427    818,855    2,158,492  1,771,972   1,377,228  1,216,620
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period        -         $10.000    $14.447    $8.311      $6.275     $4.672
Accumulation Unit Value, End of Period              -         $14.447    $8.311     $6.275      $4.672     $5.955
Number of Units Outstanding, End of Period          -         -          252,723    284,246     271,424    271,052
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period        -         $10.000    $14.447    $7.331      $4.770     $3.241
Accumulation Unit Value, End of Period              -         $14.447    $7.331     $4.770      $3.241     $4.186
Number of Units Outstanding, End of Period          -         -          112,625    178,606     181,910    303,529
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period        -         -          -          -           -          -
Accumulation Unit Value, End of Period              -         -          -          -           -          -
Number of Units Outstanding, End of Period          -         -          -          -           -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period        -         $10.000    $14.447    $7.988      $6.874     $4.718
Accumulation Unit Value, End of Period              -         $14.447    $7.988     $6.874      $4.718     $5.808
Number of Units Outstanding, End of Period          -         -          510,446    651,404     532,387    425,090
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
(Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period        -         $10.000    $14.447    $8.132      $6.110     $4.314
Accumulation Unit Value, End of Period              -         $14.447    $8.132     $6.110      $4.314     $5.719
Number of Units Outstanding, End of Period          -         -          145,135    131,345     168,550    198,533
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period        -         $10.000    $14.447    $10.747     $10.592    $8.104
Accumulation Unit Value, End of Period              -         $14.447    $10.747    $10.592     $8.104     $10.543
Number of Units Outstanding, End of Period          -         -          282,835    876,470     874,921    953,732
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period        -         $10.000    $14.447    $7.849      $6.380     $4.343
Accumulation Unit Value, End of Period              -         $14.447    $7.849     $6.380      $4.343     $5.273
Number of Units Outstanding, End of Period          -         -          505,325    463,774     386,342    290,112
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period        -         -          -          -           $10.000    $7.290
Accumulation Unit Value, End of Period              -         -          -          -           $7.290     $9.951
Number of Units Outstanding, End of Period          -         -          -          -           10,639     9,876
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period        -         -          -          -           -          -
Accumulation Unit Value, End of Period              -         -          -          -           -          -
Number of Units Outstanding, End of Period          -         -          -          -           -          -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period        -         -          -          -           -          -
Accumulation Unit Value, End of Period              -         -          -          -           -          -
Number of Units Outstanding, End of Period          -         -          -          -           -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period        -         -          -          -           -          -
Accumulation Unit Value, End of Period              -         -          -          -           -          -
Number of Units Outstanding, End of Period          -         -          -          -           -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period        -         -          -          -           -          -
Accumulation Unit Value, End of Period              -         -          -          -           -          -
Number of Units Outstanding, End of Period          -         -          -          -           -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period        -         $10.000    $10.783    $9.934      $9.034     $7.920
Accumulation Unit Value, End of Period              -         $10.783    $9.934     $9.034      $7.920     $9.930
Number of Units Outstanding, End of Period          -         -          86,919     148,690     180,981    211,577
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period        -         -          $10.000    $9.069      $7.085     $5.741
Accumulation Unit Value, End of Period              -         -          $9.069     $7.085      $5.741     $7.263
Number of Units Outstanding, End of Period          -         -          430,045    555,094     563,131    532,300
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period        -         -          -          -           $10.000    $7.296
Accumulation Unit Value, End of Period              -         -          -          -           $7.296     $10.746
Number of Units Outstanding, End of Period          -         -          -          -           88,462     92,387
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period        -         -          $10.000    $8.112      $6.195     $4.479
Accumulation Unit Value, End of Period              -         -          $8.112     $6.195      $4.479     $5.507
Number of Units Outstanding, End of Period          -         -          361,221    386,861     361,566    334,698

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.





ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT   SINCE  THE  CONTRACTS  WERE  FIRST OFFERED  WITH  INCOME
BENEFIT COMBINATION OPTION 2




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.210    $6.480    $4.933
Accumulation Unit Value, End of Period                           $9.210     $6.480    $4.933    $6.117
Number of Units Outstanding, End of Period                       0          1,833     650       7,209
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.423   $9.718    $7.837
Accumulation Unit Value, End of Period                           $10.423    $9.718    $7.837    $9.859
Number of Units Outstanding, End of Period                       0          24,417    25,783    27,423
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.271    $6.669    $5.168
Accumulation Unit Value, End of Period                           $9.271     $6.669    $5.168    $6.242
Number of Units Outstanding, End of Period                       0          23,789    34,036    47,044
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.330   $8.356    $6.464
Accumulation Unit Value, End of Period                           $10.330    $8.356    $6.464    $8.204
Number of Units Outstanding, End of Period                       0          11,431    16,926    13,718
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.051    $6.826    $5.316
Accumulation Unit Value, End of Period                           $9.051     $6.826    $5.316    $6.857
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.283   $9.482    $8.159
Accumulation Unit Value, End of Period                           $10.283    $9.482    $8.159    $10.600
Number of Units Outstanding, End of Period                       0          1,963     3,173     4,465
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $8.358    $5.446    $4.975
Accumulation Unit Value, End of Period                           $8.358     $5.446    $4.975    $6.251
Number of Units Outstanding, End of Period                       0          12,725    13,026    13,666
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.024   $10.253   $9.163
Accumulation Unit Value, End of Period                           $10.024    $10.253   $9.163    $10.891
Number of Units Outstanding, End of Period                       0          0         175       376
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.288    $5.258    $2.921
Accumulation Unit Value, End of Period                           $9.288     $5.258    $2.921    $4.628
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.090   $10.591   $10.840
Accumulation Unit Value, End of Period                           $10.090    $10.591   $10.840   $10.900
Number of Units Outstanding, End of Period                       0          1,106     2,815     2,843
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.069   $10.290   $10.257
Accumulation Unit Value, End of Period                           $10.069    $10.290   $10.257   $10.156
Number of Units Outstanding, End of Period                       0          8,224     17,127    7,756
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $8.560    $6.110    $4.636
Accumulation Unit Value, End of Period                           $8.560     $6.110    $4.636    $5.911
Number of Units Outstanding, End of Period                       0          391       723       1,919
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.401   $11.209   $11.633
Accumulation Unit Value, End of Period                           $10.401    $11.209   $11.633   $12.409
Number of Units Outstanding, End of Period                       0          2,626     4,355     6,819
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.212    $7.951    $6.063
Accumulation Unit Value, End of Period                           $9.212     $7.951    $6.063    $7.625
Number of Units Outstanding, End of Period                       0          3,772     3,969     4,645
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $9.576    $8.459    $7.498
Accumulation Unit Value, End of Period                           $9.576     $8.459    $7.498    $9.311
Number of Units Outstanding, End of Period                       0          31,531    33,650    33,598
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.022   $7.319    $5.553
Accumulation Unit Value, End of Period                           $10.022    $7.319    $5.553    $6.410
Number of Units Outstanding, End of Period                       0          11,476    8,429     8,593
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $8.387    $7.315    $6.913
Accumulation Unit Value, End of Period                           $8.387     $7.315    $6.913    $10.178
Number of Units Outstanding, End of Period                       0          0         292       1,366
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.585    $7.168    $5.086
Accumulation Unit Value, End of Period                           $8.585     $7.168    $5.086    $6.250
Number of Units Outstanding, End of Period                       0          596       955       1,405
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $8.405    $6.390
Accumulation Unit Value, End of Period                           $9.838     $8.405    $6.390    $8.009
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.311
Accumulation Unit Value, End of Period                           -          -         $7.311    $10.195
Number of Units Outstanding, End of Period                       -          -         0         3,751
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.834    $9.368    $6.632
Accumulation Unit Value, End of Period                           $9.834     $9.368    $6.632    $9.231
Number of Units Outstanding, End of Period                       0          334       4,187     10,642
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.749   $11.987   $11.255
Accumulation Unit Value, End of Period                           $10.749    $11.987   $11.255   $15.329
Number of Units Outstanding, End of Period                       0          0         71        108
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.050
Accumulation Unit Value, End of Period                           -          -         $8.050    $10.373
Number of Units Outstanding, End of Period                       -          -         130       2,942
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.112    $5.466    $3.630
Accumulation Unit Value, End of Period                           $8.112     $5.466    $3.630    $4.547
Number of Units Outstanding, End of Period                       0          946       3,710     4,155
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $8.237    $6.215    $4.625
Accumulation Unit Value, End of Period                           $8.237     $6.215    $4.625    $5.892
Number of Units Outstanding, End of Period                       0          184       220       6,481
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.319    $5.793    $3.673
Accumulation Unit Value, End of Period                           $8.319     $5.793    $3.673    $4.741
Number of Units Outstanding, End of Period                       0          0         0         5,102
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.407    $8.315    $5.550
Accumulation Unit Value, End of Period                           $9.407     $8.315    $5.550    $6.828
Number of Units Outstanding, End of Period                       0          0         0         3,561
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.859    $6.810    $4.694
Accumulation Unit Value, End of Period                           $8.859     $6.815    $4.694    $6.220
Number of Units Outstanding, End of Period                       0          0         0         294
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $9.941    $9.793    $7.488
Accumulation Unit Value, End of Period                           $9.941     $9.793    $7.488    $9.736
Number of Units Outstanding, End of Period                       0          4,956     8,612     7,484
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.835    $7.178    $4.883
Accumulation Unit Value, End of Period                           $8.835     $7.178    $4.883    $5.926
Number of Units Outstanding, End of Period                       0          428       427       159
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.287
Accumulation Unit Value, End of Period                           -          -         $7.287    $9.941
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.074   $9.275    $7.391
Accumulation Unit Value, End of Period                           $10.074    $9.275    $7.391    $9.260
Number of Units Outstanding, End of Period                       0          0         163       0
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.942    $7.763    $6.287
Accumulation Unit Value, End of Period                           $9.942     $7.763    $6.287    $7.948
Number of Units Outstanding, End of Period                       0          597       3,292     2,930
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.293
Accumulation Unit Value, End of Period                           -          -         $7.293    $10.735
Number of Units Outstanding, End of Period                       -          -         95        94
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $7.661    $6.714    $4.852
Accumulation Unit Value, End of Period                           $7.661     $6.714    $4.852    $5.962
Number of Units Outstanding, End of Period                       0          509       627       588

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST
OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                 2000      2001      2002       2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.210   $6.465     $4.912
Accumulation Unit Value, End of Period                           $9.210      $6.465   $4.912     $6.079
Number of Units Outstanding, End of Period                       2,135       21,622   30,043     32,007
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $10.420  $9.696     $7.803
Accumulation Unit Value, End of Period                           $10.420     $9.696   $7.803     $9.797
Number of Units Outstanding, End of Period                       17,411      162,997  228,110    293,361
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.270   $6.653     $5.146
Accumulation Unit Value, End of Period                           $9.270      $6.653   $5.146     $6.203
Number of Units Outstanding, End of Period                       44,843      275,064  364,305    420,656
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $10.333  $8.337     $6.436
Accumulation Unit Value, End of Period                           $10.333     $8.337   $6.436     $8.152
Number of Units Outstanding, End of Period                       8,533       69,755   93,851     113,318
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000     $9.050   $6.810     $5.293
Accumulation Unit Value, End of Period                           $9.050      $6.810   $5.293     $6.813
Number of Units Outstanding, End of Period                       0           7,009    10,650     19,978
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $10.280  $9.460     $8.124
Accumulation Unit Value, End of Period                           $10.280     $9.460   $8.124     $10.533
Number of Units Outstanding, End of Period                       5,147       37,562   64,609     93,369
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000     $8.360   $5.434     $4.954
Accumulation Unit Value, End of Period                           $8.360      $5.434   $4.954     $6.211
Number of Units Outstanding, End of Period                       3,234       18,175   14,611     29,408
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000     $10.063  $9.247     $9.123
Accumulation Unit Value, End of Period                           $10.063     $9.247   $9.123     $10.823
Number of Units Outstanding, End of Period                       0           6,190    8,977      18,815
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000     $5.206   $4.120     $2.908
Accumulation Unit Value, End of Period                           $5.206      $4.120   $2.908     $4.599
Number of Units Outstanding, End of Period                       0           3,938    3,771      4,815
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000     $10.088  $10.566    $10.793
Accumulation Unit Value, End of Period                           $10.088     $10.566  $10.793    $10.832
Number of Units Outstanding, End of Period                       0           565      36,300     63,057
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000     $10.070  $10.266    $10.213
Accumulation Unit Value, End of Period                           $10.070     $10.266  $10.213    $10.092
Number of Units Outstanding, End of Period                       4,189       34,948   144,203    53,703
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000     $8.559   $6.196     $4.692
Accumulation Unit Value, End of Period                           $8.559      $6.196   $4.692     $5.971
Number of Units Outstanding, End of Period                       0           5,050    6,359      10,603
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000     $10.400  $11.183    $11.583
Accumulation Unit Value, End of Period                           $10.400     $11.183  $11.583    $12.331
Number of Units Outstanding, End of Period                       6,003       39,929   65,507     85,873
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000     $9.210   $7.933     $6.037
Accumulation Unit Value, End of Period                           $9.210      $7.933   $6.037     $7.577
Number of Units Outstanding, End of Period                       19,728      62,351   94,444     144,901
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000     $9.573   $8.440     $7.466
Accumulation Unit Value, End of Period                           $9.573      $8.440   $7.466     $9.252
Number of Units Outstanding, End of Period                       314         64,590   279,760    298,815
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000     $10.021  $7.303     $5.529
Accumulation Unit Value, End of Period                           $10.021     $7.303   $5.529     $6.370
Number of Units Outstanding, End of Period                       1,268       57,623   67,816     66,227
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $8.387   $7.697     $6.884
Accumulation Unit Value, End of Period                           $8.387      $7.697   $6.884     $10.114
Number of Units Outstanding, End of Period                       0           391      3,280      3,756
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $8.584   $7.151     $5.064
Accumulation Unit Value, End of Period                           $8.584      $7.151   $5.064     $6.210
Number of Units Outstanding, End of Period                       721         16,825   24,796     38,524
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000     $9.836   $7.791     $6.362
Accumulation Unit Value, End of Period                           $9.836      $7.791   $6.362     $7.958
Number of Units Outstanding, End of Period                       0           516      1,624      2,830
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -           -        $10.000    $7.301
Accumulation Unit Value, End of Period                           -           -        $7.301     $10.161
Number of Units Outstanding, End of Period                       -           -        13,040     22,868
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000     $9.832   $9.346     $6.604
Accumulation Unit Value, End of Period                           $9.832      $9.346   $6.604     $9.173
Number of Units Outstanding, End of Period                       0           16,142   30,234     47,180
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000     $10.747  $11.586    $11.207
Accumulation Unit Value, End of Period                           $10.747     $11.586  $11.207    $15.233
Number of Units Outstanding, End of Period                       0           2,387    13,890     20,305
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -           -        -          -
Accumulation Unit Value, End of Period                           -           -        -          -
Number of Units Outstanding, End of Period                       -           -        -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -           -        $10.000    $8.039
Accumulation Unit Value, End of Period                           -           -        $8.039     $10.338
Number of Units Outstanding, End of Period                       -           -        17,868     55,677
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $8.110   $5.453     $3.614
Accumulation Unit Value, End of Period                           $8.110      $5.453   $3.614     $4.518
Number of Units Outstanding, End of Period                       6,591       72,989   78,885     93,400
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000     $8.233   $6.201     $4.605
Accumulation Unit Value, End of Period                           $8.233      $6.201   $4.605     $5.855
Number of Units Outstanding, End of Period                       0           6,247    12,799     19,664
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $8.317   $5.397     $3.657
Accumulation Unit Value, End of Period                           $8.317      $5.397   $3.657     $4.712
Number of Units Outstanding, End of Period                       0           61       114        5,417
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -           -        -          -
Accumulation Unit Value, End of Period                           -           -        -          -
Number of Units Outstanding, End of Period                       -           -        -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000     $9.406   $8.072     $5.526
Accumulation Unit Value, End of Period                           $9.406      $8.072   $5.526     $6.785
Number of Units Outstanding, End of Period                       0           2,372    6,588      8,143
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $8.858   $6.637     $4.674
Accumulation Unit Value, End of Period                           $8.858      $6.637   $4.674     $6.181
Number of Units Outstanding, End of Period                       0           6,281    1,597      5,809
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000     $9.940   $9.770     $7.456
Accumulation Unit Value, End of Period                           $9.940      $9.770   $7.456     $9.675
Number of Units Outstanding, End of Period                       0           33,844   55,529     68,144
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000     $8.830   $7.162     $4.862
Accumulation Unit Value, End of Period                           $8.830      $7.162   $4.862     $5.888
Number of Units Outstanding, End of Period                       661         3,489    9,508      9,233
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -           -        $10.000    $7.277
Accumulation Unit Value, End of Period                           -           -        $7.277     $9.908
Number of Units Outstanding, End of Period                       -           -        382        381
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -           -        -          -
Accumulation Unit Value, End of Period                           -           -        -          -
Number of Units Outstanding, End of Period                       -           -        -          -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -           -        -          -
Accumulation Unit Value, End of Period                           -           -        -          -
Number of Units Outstanding, End of Period                       -           -        -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -           -        -          -
Accumulation Unit Value, End of Period                           -           -        -          -
Number of Units Outstanding, End of Period                       -           -        -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -           -        -          -
Accumulation Unit Value, End of Period                           -           -        -          -
Number of Units Outstanding, End of Period                       -           -        -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000     $10.072  $9.253     $7.359
Accumulation Unit Value, End of Period                           $10.072     $9.253   $7.359     $9.202
Number of Units Outstanding, End of Period                       0           1,873    8,929      11,895
PUTNAM VT INTERNATIONAL  EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000     $9.940   $7.745     $6.260
Accumulation Unit Value, End of Period                           $9.940      $7.745   $6.260     $7.898
Number of Units Outstanding, End of Period                       0           6,602    17,401     16,442
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -           -        $10.000    $7.283
Accumulation Unit Value, End of Period                           -           -        $7.283     $10.700
Number of Units Outstanding, End of Period                       -           -        2,826      2,713
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000     $7.659   $6.699     $4.831
Accumulation Unit Value, End of Period                           $7.659      $6.699   $4.831     $5.924
Number of Units Outstanding, End of Period                       0           3,663    6,287      6,437

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.



*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning June 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                                   2002       2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.823
Accumulation Unit Value, End of Period                                              $8.823     $10.927
Number of Units Outstanding, End of Period                                          0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.532
Accumulation Unit Value, End of Period                                              $8.532     $10.719
Number of Units Outstanding, End of Period                                          0          541
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.737
Accumulation Unit Value, End of Period                                              $8.737     $10.540
Number of Units Outstanding, End of Period                                          0          1,488
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.304
Accumulation Unit Value, End of Period                                              $8.304     $10.526
Number of Units Outstanding, End of Period                                          0          549
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.584
Accumulation Unit Value, End of Period                                              $8.584     $11.057
Number of Units Outstanding, End of Period                                          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.611
Accumulation Unit Value, End of Period                                              $8.611     $11.172
Number of Units Outstanding, End of Period                                          0          1,219
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.625
Accumulation Unit Value, End of Period                                              $9.625     $12.077
Number of Units Outstanding, End of Period                                          0          0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.379
Accumulation Unit Value, End of Period                                              $9.379     $11.134
Number of Units Outstanding, End of Period                                          0          0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.060
Accumulation Unit Value, End of Period                                              $9.060     $14.336
Number of Units Outstanding, End of Period                                          0          0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.142
Accumulation Unit Value, End of Period                                              $10.142    $10.185
Number of Units Outstanding, End of Period                                          0          0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.972
Accumulation Unit Value, End of Period                                              $9.972     $9.861
Number of Units Outstanding, End of Period                                          0          0
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.007
Accumulation Unit Value, End of Period                                              $8.007     $10.197
Number of Units Outstanding, End of Period                                          0          0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.415
Accumulation Unit Value, End of Period                                              $10.415    $11.095
Number of Units Outstanding, End of Period                                          0          403
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.065
Accumulation Unit Value, End of Period                                              $9.065     $11.386
Number of Units Outstanding, End of Period                                          0          0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.435
Accumulation Unit Value, End of Period                                              $9.435     $11.701
Number of Units Outstanding, End of Period                                          0          1,991
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.337
Accumulation Unit Value, End of Period                                              $9.337     $10.763
Number of Units Outstanding, End of Period                                          0          627
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.882
Accumulation Unit Value, End of Period                                              $8.882     $13.059
Number of Units Outstanding, End of Period                                          0          122
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.919
Accumulation Unit Value, End of Period                                              $8.919     $10.946
Number of Units Outstanding, End of Period                                          0          473
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.432
Accumulation Unit Value, End of Period                                              $8.432     $10.554
Number of Units Outstanding, End of Period                                          0          0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.683
Accumulation Unit Value, End of Period                                              $8.683     $12.092
Number of Units Outstanding, End of Period                                          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.855
Accumulation Unit Value, End of Period                                              $8.855     $12.310
Number of Units Outstanding, End of Period                                          0          251
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.930
Accumulation Unit Value, End of Period                                              $8.930     $12.147
Number of Units Outstanding, End of Period                                          0          125
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                        -          -
Accumulation Unit Value, End of Period                                              -          -
Number of Units Outstanding, End of Period                                          -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.119
Accumulation Unit Value, End of Period                                              $9.119     $11.735
Number of Units Outstanding, End of Period                                          0          402
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.379
Accumulation Unit Value, End of Period                                              $8.379     $10.482
Number of Units Outstanding, End of Period                                          0          238
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.021
Accumulation Unit Value, End of Period                                              $9.021     $11.479
Number of Units Outstanding, End of Period                                          0          0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.910
Accumulation Unit Value, End of Period                                              $8.910     $11.487
Number of Units Outstanding, End of Period                                          0          0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                        -          -
Accumulation Unit Value, End of Period                                              -          -
Number of Units Outstanding, End of Period                                          -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.972
Accumulation Unit Value, End of Period                                              $8.972     $11.024
Number of Units Outstanding, End of Period                                          0          1,048
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.003
Accumulation Unit Value, End of Period                                              $9.003     $11.913
Number of Units Outstanding, End of Period                                          0          0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                        $10.000    $9.059
Accumulation Unit Value, End of Period                                              $9.059     $11.764
Number of Units Outstanding, End of Period                                          0          713
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.939
Accumulation Unit Value, End of Period                                              $8.939     $10.833
Number of Units Outstanding, End of Period                                          0          0
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.505
Accumulation Unit Value, End of Period                                              $8.505     $11.587
Number of Units Outstanding, End of Period                                          0          0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                        -          -
Accumulation Unit Value, End of Period                                              -          -
Number of Units Outstanding, End of Period                                          -          -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                                        -          -
Accumulation Unit Value, End of Period                                              -          -
Number of Units Outstanding, End of Period                                          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                        -          -
Accumulation Unit Value, End of Period                                              -          -
Number of Units Outstanding, End of Period                                          -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                        -          -
Accumulation Unit Value, End of Period                                              -          -
Number of Units Outstanding, End of Period                                          -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.994
Accumulation Unit Value, End of Period                                              $8.994     $11.255
Number of Units Outstanding, End of Period                                          0          1,212
PUTNAM VT INTERNATIONAL  EQUITY (3)
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.497
Accumulation Unit Value, End of Period                                              $8.497     $10.729
Number of Units Outstanding, End of Period                                          0          0
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.034
Accumulation Unit Value, End of Period                                              $8.034     $11.811
Number of Units Outstanding, End of Period                                          0          0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                        $10.000    $8.981
Accumulation Unit Value, End of Period                                              $8.981     $11.021
Number of Units Outstanding, End of Period                                          0          0


(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000      2001       2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $10.130    $7.135    $5.437
Accumulation Unit Value, End of Period                           $10.130   $7.135     $5.437    $6.748
Number of Units Outstanding, End of Period                       0         12,656     12,653    12,649
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $10.496    $9.796    $7.908
Accumulation Unit Value, End of Period                           $10.496   $9.796     $7.908    $9.958
Number of Units Outstanding, End of Period                       0         55,801     65,323    53,149
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $10.128    $7.292    $5.657
Accumulation Unit Value, End of Period                           $10.128   $7.292     $5.657    $6.840
Number of Units Outstanding, End of Period                       0         109,861    109,820   93,305
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $10.401    $8.422    $6.521
Accumulation Unit Value, End of Period                           $10.401   $8.422     $6.521    $8.285
Number of Units Outstanding, End of Period                       0         15,831     17,262    19,778
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000   $9.869     $7.450    $5.808
Accumulation Unit Value, End of Period                           $9.869    $7.450     $5.808    $7.499
Number of Units Outstanding, End of Period                       0         0          4,767     4,766
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $10.320    $9.525    $8.204
Accumulation Unit Value, End of Period                           $10.320   $9.525     $8.204    $10.669
Number of Units Outstanding, End of Period                       0         7,798      7,793     11,703
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000   $9.543     $6.224    $5.691
Accumulation Unit Value, End of Period                           $9.543    $6.224     $5.691    $7.158
Number of Units Outstanding, End of Period                       0         9,421      8,884     7,761
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000   $10.278    $10.352   $9.414
Accumulation Unit Value, End of Period                           $10.278   $10.352    $9.414    $11.201
Number of Units Outstanding, End of Period                       0         2,625      238       238
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000   $9.593     $5.435    $3.023
Accumulation Unit Value, End of Period                           $9.593    $5.435     $3.023    $4.795
Number of Units Outstanding, End of Period                       0         0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000   $10.010    $10.515   $10.773
Accumulation Unit Value, End of Period                           $10.010   $10.515    $10.773   $10.844
Number of Units Outstanding, End of Period                       0         1,041      841       1,001
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000   $10.017    $10.247   $10.225
Accumulation Unit Value, End of Period                           $10.017   $10.247    $10.225   $10.135
Number of Units Outstanding, End of Period                       0         22,571     29,440    19,771
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.500     $6.788    $5.155
Accumulation Unit Value, End of Period                           $9.500    $6.788     $5.155    $6.580
Number of Units Outstanding, End of Period                       0         1,847      1,750     1,749
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000   $10.018    $10.807   $11.228
Accumulation Unit Value, End of Period                           $10.018   $10.807    $11.228   $11.989
Number of Units Outstanding, End of Period                       0         34,608     24,930    24,246
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000   $9.979     $8.622    $6.581
Accumulation Unit Value, End of Period                           $9.979    $8.622     $6.581    $8.284
Number of Units Outstanding, End of Period                       0         7,168      8,291     12,326
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000   $10.072    $8.907    $7.902
Accumulation Unit Value, End of Period                           $10.072   $8.907     $7.902    $9.823
Number of Units Outstanding, End of Period                       0         38,063     25,869    20,237
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000   $10.140    $7.413    $5.630
Accumulation Unit Value, End of Period                           $10.140   $7.413     $5.630    $6.504
Number of Units Outstanding, End of Period                       0         38,052     34,088    33,975
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $9.538     $8.781    $7.877
Accumulation Unit Value, End of Period                           $9.538    $8.781     $7.877    $11.608
Number of Units Outstanding, End of Period                       0         0          0         0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.829     $8.215    $5.835
Accumulation Unit Value, End of Period                           $9.829    $8.215     $5.835    $7.177
Number of Units Outstanding, End of Period                       0         10,841     10,836    14,407
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000   $10.199    $8.104    $6.638
Accumulation Unit Value, End of Period                           $10.199   $8.104     $6.638    $8.328
Number of Units Outstanding, End of Period                       0         1,531      1,557     1,483
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -         -          $10.000   $7.316
Accumulation Unit Value, End of Period                           -         -          $7.316    $10.212
Number of Units Outstanding, End of Period                       -         -          1,281     2,965
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000   $10.320    $9.841    $6.974
Accumulation Unit Value, End of Period                           $10.320   $9.841     $6.974    $9.717
Number of Units Outstanding, End of Period                       0         2,487      2,457     2,439
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000   $10.025    $10.842   $10.519
Accumulation Unit Value, End of Period                           $10.025   $10.842    $10.519   $14.340
Number of Units Outstanding, End of Period                       0         195        332       331
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -         -          -         -
Accumulation Unit Value, End of Period                           -         -          -         -
Number of Units Outstanding, End of Period                       -         -          -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -         -          $10.000   $8.055
Accumulation Unit Value, End of Period                           -         -          $8.055    $10.390
Number of Units Outstanding, End of Period                       -         -          6,585     6,583
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.839     $6.636    $4.411
Accumulation Unit Value, End of Period                           $9.839    $6.636     $4.411    $5.531
Number of Units Outstanding, End of Period                       0         9,781      9,938     9,901
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000   $9.896     $7.601    $5.567
Accumulation Unit Value, End of Period                           $9.896    $7.601     $5.567    $7.099
Number of Units Outstanding, End of Period                       0         0          0         0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.911     $6.451    $4.385
Accumulation Unit Value, End of Period                           $9.911    $6.451     $4.385    $5.666
Number of Units Outstanding, End of Period                       0         0          0         0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -         -          -         -
Accumulation Unit Value, End of Period                           -         -          -         -
Number of Units Outstanding, End of Period                       -         -          -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $10.159    $8.745    $6.005
Accumulation Unit Value, End of Period                           $10.159   $8.745     $6.005    $7.396
Number of Units Outstanding, End of Period                       0         0          0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.928     $7.642    $5.271
Accumulation Unit Value, End of Period                           $9.928    $7.642     $5.271    $6.991
Number of Units Outstanding, End of Period                       0         0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $10.359    $10.214   $7.818
Accumulation Unit Value, End of Period                           $10.359   $10.214    $7.818    $10.175
Number of Units Outstanding, End of Period                       0         15,086     5,823     8,822
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.808     $8.110    $5.431
Accumulation Unit Value, End of Period                           $9.808    $8.110     $5.431    $6.597
Number of Units Outstanding, End of Period                       0         0          15,221    19,513
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -         -          $10.000   $7.292
Accumulation Unit Value, End of Period                           -         -          $7.292    $9.958
Number of Units Outstanding, End of Period                       -         -          0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -         -          -         -
Accumulation Unit Value, End of Period                           -         -          -         -
Number of Units Outstanding, End of Period                       -         -          -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -         -          -         -
Accumulation Unit Value, End of Period                           -         -          -         -
Number of Units Outstanding, End of Period                       -         -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -         -          -         -
Accumulation Unit Value, End of Period                           -         -          -         -
Number of Units Outstanding, End of Period                       -         -          -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -         -          -         -
Accumulation Unit Value, End of Period                           -         -          -         -
Number of Units Outstanding, End of Period                       -         -          -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $10.226    $9.424    $7.517
Accumulation Unit Value, End of Period                           $10.226   $9.424     $7.517    $9.428
Number of Units Outstanding, End of Period                       0         2,533      2,440     2,353
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000   $10.316    $8.063    $6.536
Accumulation Unit Value, End of Period                           $10.316   $8.063     $6.536    $8.272
Number of Units Outstanding, End of Period                       0         1,298      1,297     1,297
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -         -          $10.000   $7.298
Accumulation Unit Value, End of Period                           -         -          $7.298    $10.753
Number of Units Outstanding, End of Period                       -         -          2,080     2,080
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000   $9.818     $7.561    $5.469
Accumulation Unit Value, End of Period                           $9.818    $7.561     $5.469    $6.727
Number of Units Outstanding, End of Period                       0         1,587      1,690     1,643

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000      2001      2002       2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $10.130   $7.125     $5.423
Accumulation Unit Value, End of Period                           $10.130   $7.125    $5.423     $6.722
Number of Units Outstanding, End of Period                       0         6,584     5,568      5,625
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $10.495   $9.783     $7.887
Accumulation Unit Value, End of Period                           $10.495   $9.783    $7.887     $9.918
Number of Units Outstanding, End of Period                       5,188     152,030   136,698    111,771
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $10.128   $7.283     $5.642
Accumulation Unit Value, End of Period                           $10.128   $7.283    $5.642     $6.813
Number of Units Outstanding, End of Period                       4,354     170,453   269,947    102,699
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $10.401   $8.410     $6.504
Accumulation Unit Value, End of Period                           $10.401   $8.410    $6.504     $8.252
Number of Units Outstanding, End of Period                       0         74,523    64,578     53,393
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000   $9.869    $7.440     $5.793
Accumulation Unit Value, End of Period                           $9.869    $7.440    $5.793     $7.469
Number of Units Outstanding, End of Period                       0         6,087     4,292      4,290
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $10.319   $9.512     $8.183
Accumulation Unit Value, End of Period                           $10.319   $9.512    $8.183     $10.627
Number of Units Outstanding, End of Period                       1,060     41,357    37,187     17,868
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000   $9.542    $6.216     $5.676
Accumulation Unit Value, End of Period                           $9.542    $6.216    $5.676     $7.129
Number of Units Outstanding, End of Period                       2,053     7,045     9,732      8,393
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000   $10.277   $10.338    $9.389
Accumulation Unit Value, End of Period                           $10.277   $10.338   $9.389     $11.156
Number of Units Outstanding, End of Period                       9,373     6,147     6,205      14,829
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000   $9.593    $5.388     $3.015
Accumulation Unit Value, End of Period                           $9.593    $5.388    $3.015     $4.776
Number of Units Outstanding, End of Period                       0         16,803    16,513     0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000   $10.007   $10.501    $10.745
Accumulation Unit Value, End of Period                           $10.007   $10.501   $10.745    $10.801
Number of Units Outstanding, End of Period                       0         92        18,        23,668
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000   $10.017   $10.233    $10.198
Accumulation Unit Value, End of Period                           $10.017   $10.233   $10.198    $10.095
Number of Units Outstanding, End of Period                       0         15,344    8,807      9,148
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000   $9.500    $6.779     $5.141
Accumulation Unit Value, End of Period                           $9.500    $6.779    $5.141     $6.555
Number of Units Outstanding, End of Period                       0         26,888    22,524     13,464
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000   $10.018   $10.793    $11.198
Accumulation Unit Value, End of Period                           $10.018   $10.793   $11.198    $11.941
Number of Units Outstanding, End of Period                       14,084    36,716    30,753     13,698
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000   $9.979    $8.611     $6.563
Accumulation Unit Value, End of Period                           $9.979    $8.611    $6.563     $8.252
Number of Units Outstanding, End of Period                       0         30,583    27,663     22,062
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000   $10.072   $8.895     $7.882
Accumulation Unit Value, End of Period                           $10.072   $8.895    $7.882     $9.784
Number of Units Outstanding, End of Period                       11,272    33,660    38,904     35,686
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000   $10.139   $7.403     $5.615
Accumulation Unit Value, End of Period                           $10.139   $7.403    $5.615     $6.479
Number of Units Outstanding, End of Period                       6,965     39,374    33,686     33,095
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $9.538    $8.770     $7.856
Accumulation Unit Value, End of Period                           $9.538    $8.770    $7.856     $11.562
Number of Units Outstanding, End                                 0         10,484    7,309      3,758
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.829    $8.204     $5.819
Accumulation Unit Value, End of Period                           $9.829    $8.204    $5.819     $7.149
Number of Units Outstanding, End of Period                       1,183     26,681    23,623     23,389
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000   $10.199   $8.093     $6.620
Accumulation Unit Value, End of Period                           $10.199   $8.093    $6.620     $8.295
Number of Units Outstanding, End of Period                       0         4,053     5,540      5,205
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -         -         $10.000    $7.310
Accumulation Unit Value, End of Period                           -         -         $7.310     $10.190
Number of Units Outstanding, End of Period                       -         -         0          0
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000   $10.320   $9.834     $6.955
Accumulation Unit Value, End of Period                           $10.320   $9.834    $6.955     $9.679
Number of Units Outstanding, End of Period                       0         4,883     11,310     15,104
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000   $10.025   $10.827    $10.491
Accumulation Unit Value, End of Period                           $10.025   $10.827   $10.491    $14.284
Number of Units Outstanding, End of Period                       5,505     3,542     5,026      2,575
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -         -         -          -
Accumulation Unit Value, End of Period                           -         -         -          -
Number of Units Outstanding, End of Period                       -         -         -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -         -         $10.000    $8.048
Accumulation Unit Value, End of Period                           -         -         $8.048     $10.367
Number of Units Outstanding, End of Period                       -         -         4,570      8,888
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.838    $6.627     $4.400
Accumulation Unit Value, End of Period                           $9.838    $6.627    $4.400     $5.509
Number of Units Outstanding, End of Period                       463       20,768    17,731     18,911
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000   $9.896    $7.464     $5.552
Accumulation Unit Value, End of Period                           $9.896    $7.464    $5.552     $7.072
Number of Units Outstanding, End of Period                       0         5,678     1,987      5,057
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.911    $6.443     $4.373
Accumulation Unit Value, End of Period                           $9.911    $6.443    $4.373     $5.644
Number of Units Outstanding, End of Period                       0         1,327     74         74
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -         -         -          -
Accumulation Unit Value, End of Period                           -         -         -          -
Number of Units Outstanding, End of Period                       -         -         -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000   $10.159   $8.734     $5.989
Accumulation Unit Value, End of Period                           $10.159   $8.734    $5.989     $7.367
Number of Units Outstanding, End of Period                       0         6,178     763        763
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.928    $7.453     $5.257
Accumulation Unit Value, End of Period                           $9.928    $7.453    $5.257     $6.963
Number of Units Outstanding, End of Period                       0         1,080     0          0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $10.359   $10.201    $7.797
Accumulation Unit Value, End of Period                           $10.359   $10.201   $7.797     $10.135
Number of Units Outstanding, End of Period                       0         23,723    15,277     35,028
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000   $9.808    $7.965     $5.417
Accumulation Unit Value, End of Period                           $9.808    $7.965    $5.417     $6.571
Number of Units Outstanding, End of Period                       0         2,592     1,096      1,096
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -         -         $10.000    $7.285
Accumulation Unit Value, End of Period                           -         -         $7.285     $9.936
Number of Units Outstanding, End of Period                       -         -         0          0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -         -         -          -
Accumulation Unit Value, End of Period                           -         -         -          -
Number of Units Outstanding, End of Period                       -         -         -          -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -         -         -          -
Accumulation Unit Value, End of Period                           -         -         -          -
Number of Units Outstanding, End of Period                       -         -         -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -         -         -          -
Accumulation Unit Value, End of Period                           -         -         -          -
Number of Units Outstanding, End of Period                       -         -         -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -         -         -          -
Accumulation Unit Value, End of Period                           -         -         -          -
Number of Units Outstanding, End of Period                       -         -         -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000   $10.226   $9.411     $7.497
Accumulation Unit Value, End of Period                           $10.226   $9.411    $7.497     $9.391
Number of Units Outstanding, End of Period                       0         920       0          4,769
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000   $10.316   $8.052     $6.519
Accumulation Unit Value, End of Period                           $10.316   $8.052    $6.519     $8.239
Number of Units Outstanding, End of Period                       0         2,054     320        320
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -         -         $10.000    $7.292
Accumulation Unit Value, End of Period                           -         -         $7.292     $10.730
Number of Units Outstanding, End of Period                       -         -         275        275
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000   $9.818    $7.551     $5.455
Accumulation Unit Value, End of Period                           $9.818    $7.551    $5.455     $6.700
Number of Units Outstanding, End of Period                       0         1,684     724        13,649

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.129   $7.117    $5.410
Accumulation Unit Value, End of Period                           $10.129    $7.117    $5.410    $6.699
Number of Units Outstanding, End of Period                       0          25,339    27,103    28,266
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.496   $9.772    $7.869
Accumulation Unit Value, End of Period                           $10.496    $9.772    $7.869    $9.885
Number of Units Outstanding, End of Period                       0          82,875    92,065    126,141
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.128   $7.274    $5.629
Accumulation Unit Value, End of Period                           $10.128    $7.274    $5.629    $6.790
Number of Units Outstanding, End of Period                       0          139,672   149,747   114,285
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.401   $8.401    $6.489
Accumulation Unit Value, End of Period                           $10.401    $8.401    $6.489    $8.225
Number of Units Outstanding, End of Period                       0          40,707    53,867    27,866
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.869    $7.431    $5.780
Accumulation Unit Value, End of Period                           $9.869     $7.431    $5.780    $7.444
Number of Units Outstanding, End of Period                       0          18,778    4,312     4,190
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.501    $8.164
Accumulation Unit Value, End of Period                           $10.319    $9.501    $8.164    $10.592
Number of Units Outstanding, End of Period                       0          23,606    34,121    51,184
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.542    $6.209    $5.663
Accumulation Unit Value, End of Period                           $9.542     $6.209    $5.663    $7.106
Number of Units Outstanding, End of Period                       0          2,570     5,380     6,300
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $10.326   $9.368
Accumulation Unit Value, End of Period                           $10.277    $10.326   $9.368    $11.119
Number of Units Outstanding, End of Period                       0          10.916    30,977    21,311
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.593    $5.382    $3.008
Accumulation Unit Value, End of Period                           $9.593     $5.382    $3.008    $4.760
Number of Units Outstanding, End of Period                       0          369       5,877     4,779
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.010   $10.489   $10.721
Accumulation Unit Value, End of Period                           $10.010    $10.489   $10.721   $10.765
Number of Units Outstanding, End of Period                       0          4,863     16,691    4,921
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $10.222   $10.175
Accumulation Unit Value, End of Period                           $10.017    $10.222   $10.175   $10.061
Number of Units Outstanding, End of Period                       0          42,162    23,643    18,215
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.499    $6.771    $5.130
Accumulation Unit Value, End of Period                           $9.499     $6.771    $5.130    $6.533
Number of Units Outstanding, End of Period                       0          6,692     3,219     4,153
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.018   $10.780   $11.173
Accumulation Unit Value, End of Period                           $10.018    $10.780   $11.173   $11.902
Number of Units Outstanding, End of Period                       0          46,655    20,623    17,910
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.978    $8.601    $6.549
Accumulation Unit Value, End of Period                           $9.978     $8.601    $6.549    $8.224
Number of Units Outstanding, End of Period                       0          42,471    27,039    16,303
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.072   $8.885    $7.864
Accumulation Unit Value, End of Period                           $10.072    $8.885    $7.864    $9.752
Number of Units Outstanding, End of Period                       0          67,992    60,627    47,003
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.139   $7.394    $5.602
Accumulation Unit Value, End of Period                           $10.139    $7.394    $5.602    $6.457
Number of Units Outstanding, End of Period                       0          33,478    26,391    47,205
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.538    $8.760    $7.838
Accumulation Unit Value, End of Period                           $9.538     $8.760    $7.838    $11.524
Number of Units Outstanding, End of Period                       0          6,110     5,442     5,563
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.829    $8.194    $5.806
Accumulation Unit Value, End of Period                           $9.829     $8.194    $5.806    $7.125
Number of Units Outstanding, End of Period                       0          27,025    9,582     8,958
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.199   $8.084    $6.606
Accumulation Unit Value, End of Period                           $10.199    $8.084    $6.606    $8.267
Number of Units Outstanding, End of Period                       0          3,255     3,203     1,719
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.304
Accumulation Unit Value, End of Period                           -          -         $7.304    $10.171
Number of Units Outstanding, End of Period                       -          -         160       1,909
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $9.816    $6.940
Accumulation Unit Value, End of Period                           $10.320    $9.816    $6.940    $9.646
Number of Units Outstanding, End of Period                       0          5,227     7,785     12,229
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $10.815   $10.467
Accumulation Unit Value, End of Period                           $10.025    $10.815   $10.467   $14.236
Number of Units Outstanding, End of Period                       0          2,973     7,607     16,619
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.043
Accumulation Unit Value, End of Period                           -          -         $8.043    $10.348
Number of Units Outstanding, End of Period                       -          -         6,510     19,932
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $6.619    $4.390
Accumulation Unit Value, End of Period                           $9.838     $6.619    $4.390    $5.491
Number of Units Outstanding, End of Period                       0          29,475    41,330    15,371
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $7.456    $5.540
Accumulation Unit Value, End of Period                           $9.895     $7.456    $5.540    $7.048
Number of Units Outstanding, End of Period                       0          2,415     3,758     5,875
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $6.435    $4.363
Accumulation Unit Value, End of Period                           $9.911     $6.435    $4.363    $5.625
Number of Units Outstanding, End of Period                       0          1,877     2,054     5,030
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.159   $8.724    $5.976
Accumulation Unit Value, End of Period                           $10.159    $8.724    $5.976    $7.342
Number of Units Outstanding, End of Period                       0          13,177    8,868     7,625
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $7.444    $5.245
Accumulation Unit Value, End of Period                           $9.927     $7.444    $5.245    $6.940
Number of Units Outstanding, End of Period                       0          3,249     2,288     4,861
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.359   $10.189   $7.780
Accumulation Unit Value, End of Period                           $10.359    $10.189   $7.780    $10.101
Number of Units Outstanding, End of Period                       0          24,208    35,560    40,357
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.808    $7.956    $5.405
Accumulation Unit Value, End of Period                           $9.808     $7.956    $5.405    $6.549
Number of Units Outstanding, End of Period                       0          4,364     294       19,631
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.280
Accumulation Unit Value, End of Period                           -          -         $7.280    $9.918
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.400    $7.480
Accumulation Unit Value, End of Period                           $10.225    $9.400    $7.480    $9.360
Number of Units Outstanding, End of Period                       0          1,125     4,191     2,965
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.316   $8.043    $6.504
Accumulation Unit Value, End of Period                           $10.316    $8.043    $6.504    $8.212
Number of Units Outstanding, End of Period                       0          3,661     2,746     2,389
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.286
Accumulation Unit Value, End of Period                           -          -         $7.286    $10.710
Number of Units Outstanding, End of Period                       -          -         3,261     2,542
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.817    $7.542    $5.443
Accumulation Unit Value, End of Period                           $9.817     $7.542    $5.443    $6.678
Number of Units Outstanding, End of Period                       0          3,758     4,247     15,540

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.129   $7.250    $5.404
Accumulation Unit Value, End of Period                           $10.129    $7.250    $5.404    $6.687
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.495   $9.765    $7.859
Accumulation Unit Value, End of Period                           $10.495    $9.765    $7.859    $9.867
Number of Units Outstanding, End of Period                       0          3,793     5,739     6,873
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period   $                 $10.000    $10.128   $7.270    $5.622
Accumulation Unit Value, End of Period                           $10.128    $7.270    $5.622    $6.778
Number of Units Outstanding, End of Period                       0          5,498     9,016     9,013
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.400   $8.396    $6.481
Accumulation Unit Value, End of Period                           $10.400    $8.396    $6.481    $8.210
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.868    $8.018    $5.773
Accumulation Unit Value, End of Period                           $9.868     $8.018    $5.773    $7.431
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.495    $8.155
Accumulation Unit Value, End of Period                           $10.319    $9.495    $8.155    $10.573
Number of Units Outstanding, End of Period                       0          3,784     6,045     6,044
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.541    $6.205    $5.656
Accumulation Unit Value, End of Period                           $9.541     $6.205    $5.656    $7.093
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $10.498   $9.356
Accumulation Unit Value, End of Period                           $10.277    $10.498   $9.356    $11.099
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.593    $5.424    $3.005
Accumulation Unit Value, End of Period                           $9.593     $5.424    $3.005    $4.751
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.010   $10.313   $10.708
Accumulation Unit Value, End of Period                           $10.010    $10.313   $10.708   $10.746
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.016   $10.215   $10.162
Accumulation Unit Value, End of Period                           $10.016    $10.215   $10.162   $10.043
Number of Units Outstanding, End of Period                       0          14,901    0         0
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.499    $7.581    $5.124
Accumulation Unit Value, End of Period                           $9.499     $7.581    $5.124    $6.521
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $10.774   $11.159
Accumulation Unit Value, End of Period                           $10.017    $10.774   $11.159   $11.880
Number of Units Outstanding, End of Period                       0          506       504       503
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.978    $10.313   $6.541
Accumulation Unit Value, End of Period                           $9.978     $10.313   $6.541    $8.209
Number of Units Outstanding, End of Period                       0          0         6,883     9,787
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.071   $8.879    $7.854
Accumulation Unit Value, End of Period                           $10.071    $8.879    $7.854    $9.734
Number of Units Outstanding, End of Period                       0          4,132     6,639     6,638
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.139   $7.390    $5.595
Accumulation Unit Value, End of Period                           $10.139    $7.390    $5.595    $6.445
Number of Units Outstanding, End of Period                       0          0         0         0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.537    $8.307    $7.829
Accumulation Unit Value, End of Period                           $9.537     $8.307    $7.829    $11.503
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.828    $8.231    $5.799
Accumulation Unit Value, End of Period                           $9.828     $8.231    $5.799    $7.112
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.198   $8.702    $6.597
Accumulation Unit Value, End of Period                           $10.198    $8.702    $6.597    $8.252
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.301
Accumulation Unit Value, End of Period                           -          -         $7.301    $10.161
Number of Units Outstanding, End of Period                       -          -         0         0
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.935    $6.931
Accumulation Unit Value, End of Period                           $10.319    $9.935    $6.931    $9.629
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $11.164   $10.454
Accumulation Unit Value, End of Period                           $10.025    $11.164   $10.454   $14.210
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.039
Accumulation Unit Value, End of Period                           -          -         $8.039    $10.338
Number of Units Outstanding, End of Period                       -          -         0         1,579
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $6.976    $4.384
Accumulation Unit Value, End of Period                           $9.838     $6.976    $4.384    $5.481
Number of Units Outstanding, End of Period                       0          0         0         0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $7.586    $5.533
Accumulation Unit Value, End of Period                           $9.895     $7.586    $5.533    $7.035
Number of Units Outstanding, End of Period                       0          0         0         0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $6.892    $4.358
Accumulation Unit Value, End of Period                           $9.911     $6.892    $4.358    $5.615
Number of Units Outstanding, End of Period                       0          0         0         0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.158   $8.967    $5.968
Accumulation Unit Value, End of Period                           $10.158    $8.967    $5.968    $7.329
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $7.626    $5.239
Accumulation Unit Value, End of Period                           $9.927     $7.626    $5.239    $6.927
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.358   $10.183   $7.770
Accumulation Unit Value, End of Period                           $10.358    $10.183   $7.770    $10.083
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.807    $8.093    $5.398
Accumulation Unit Value, End of Period                           $9.807     $8.093    $5.398    $6.537
Number of Units Outstanding, End of Period                       0          0         0         0
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.277
Accumulation Unit Value, End of Period                           -          -         $7.277    $9.908
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.840    $7.471
Accumulation Unit Value, End of Period                           $10.225    $9.840    $7.471    $9.343
Number of Units Outstanding, End of Period                       0          0         0         0
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.160   $8.510    $6.496
Accumulation Unit Value, End of Period                           $10.160    $8.510    $6.496    $8.197
Number of Units Outstanding, End of Period                       0          0         0         2,272
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.283
Accumulation Unit Value, End of Period                           -          -         $7.283    $10.700
Number of Units Outstanding, End of Period                       -          -         0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.817    $7.972    $5.436
Accumulation Unit Value, End of Period                           $9.817     $7.972    $5.436    $6.666
Number of Units Outstanding, End of Period                       0          0         0         0

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.695    $6.847    $5.232
Accumulation Unit Value, End of Period                           $9.695     $6.847    $5.232    $6.511
Number of Units Outstanding, End of Period                       72,420     69,330    78,923    57,670
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.702   $10.016   $8.107
Accumulation Unit Value, End of Period                           $10.702    $10.016   $8.107    $10.236
Number of Units Outstanding, End of Period                       996,619    1,735,966 2,069,193 1,985,789
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.543    $6.890    $5.359
Accumulation Unit Value, End of Period                           $9.543     $6.890    $5.359    $6.497
Number of Units Outstanding, End of Period                       1,289,081  1,905,766 2,177,746 2,098,413
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.208    $7.476    $5.805
Accumulation Unit Value, End of Period                           $9.208     $7.476    $5.805    $7.394
Number of Units Outstanding, End of Period                       434,294    649,898   776,990   738,423
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $8.434    $6.383    $4.990
Accumulation Unit Value, End of Period                           $8.434     $6.383    $4.990    $6.460
Number of Units Outstanding, End of Period                       36,893     26,764    40,415    41,645
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.951    $9.209    $7.954
Accumulation Unit Value, End of Period                           $9.951     $9.209    $7.954    $10.372
Number of Units Outstanding, End of Period                       220,380    383,696   500,284   543,582
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $6.956    $4.550    $4.171
Accumulation Unit Value, End of Period                           $6.956     $4.550    $4.171    $5.260
Number of Units Outstanding, End of Period                       94,315     39,386    171,317   262,468
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.050   $10.150   $9.255
Accumulation Unit Value, End of Period                           $10.050    $10.150   $9.255    $11.041
Number of Units Outstanding, End of Period                       9,550      56,983    58,092    91,299
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.594    $5.240    $2.944
Accumulation Unit Value, End of Period                           $9.594     $5.240    $2.944    $4.683
Number of Units Outstanding, End of Period                       0          3,545     7,592     36,075
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.008   $10.880   $11.178
Accumulation Unit Value, End of Period                           $10.008    $10.880   $11.178   $11.281
Number of Units Outstanding, End of Period                       0          83,420    220,576   204,283
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.281   $10.545   $10.550
Accumulation Unit Value, End of Period                           $10.281    $10.545   $10.550   $10.486
Number of Units Outstanding, End of Period                       185,342    390,513   463,153   389,404
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $7.275    $5.212    $3.969
Accumulation Unit Value, End of Period                           $7.275     $5.212    $3.969    $5.080
Number of Units Outstanding, End of Period                       42,478     61,584    78,451    78,217
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.774   $11.653   $12.140
Accumulation Unit Value, End of Period                           $10.774    $11.653   $12.140   $12.997
Number of Units Outstanding, End of Period                       374,073    908,741   1,239,228 1,200,593
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $8.970    $7.771    $5.947
Accumulation Unit Value, End of Period                           $8.970     $7.771    $5.947    $7.507
Number of Units Outstanding, End of Period                       70,626     92,819    148,845   162,008
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $9.940    $8.814    $7.841
Accumulation Unit Value, End of Period                           $9.940     $8.814    $7.841    $9.773
Number of Units Outstanding, End of Period                       1,009,853  1,726,975 1,820,120 1,860,045
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.142   $7.434    $5.661
Accumulation Unit Value, End of Period                           $10.142    $7.434    $5.661    $6.559
Number of Units Outstanding, End of Period                       781,016    1,174,451 1,139,800 1,050,788
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $6.389    $5.898    $5.304
Accumulation Unit Value, End of Period                           $6.389     $5.898    $5.304    $7.838
Number of Units Outstanding, End of Period                       4,827      10,560    11,069    23,523
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.339    $6.988    $4.977
Accumulation Unit Value, End of Period                           $8.339     $6.988    $4.977    $6.138
Number of Units Outstanding, End of Period                       16,016     51,206    68,489    87,619
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $9.057    $7.217    $5.927
Accumulation Unit Value, End of Period                           $9.057     $7.217    $5.927    $7.456
Number of Units Outstanding, End of Period                       1,690      35,642    48,702    55,816
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.329
Accumulation Unit Value, End of Period                           -          -         $7.329    $10.258
Number of Units Outstanding, End of Period                       -          -         5,836     22,505
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.235   $9.786    $6.954
Accumulation Unit Value, End of Period                           $10.235    $9.786    $6.954    $9.716
Number of Units Outstanding, End of Period                       2,735      41,817    71,617    98,437
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $11.507   $12.478   $12.139
Accumulation Unit Value, End of Period                           $11.507    $12.478   $12.139   $16.594
Number of Units Outstanding, End of Period                       9,341      29,381    32,174    29,685
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.070
Accumulation Unit Value, End of Period                           -          -         $8.070    $10.437
Number of Units Outstanding, End of Period                       -          -         55,955    137,662
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.132    $5.500    $3.666
Accumulation Unit Value, End of Period                           $8.132     $5.500    $3.666    $4.609
Number of Units Outstanding, End of Period                       95,704     171,875   153,303   183,071
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $8.288    $6.277    $4.688
Accumulation Unit Value, End of Period                           $8.288     $6.277    $4.688    $5.994
Number of Units Outstanding, End of Period                       18,076     55,783    60,405    54,583
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $7.402    $4.831    $3.293
Accumulation Unit Value, End of Period                           $7.402     $4.831    $3.293    $4.266
Number of Units Outstanding, End of Period                       33,449     33,884    36,333    65,170
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $8.325    $7.186    $4.947
Accumulation Unit Value, End of Period                           $8.325     $7.186    $4.947    $6.110
Number of Units Outstanding, End of Period                       33,192     105,969   57,370    71,986
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.003    $6.033    $4.272
Accumulation Unit Value, End of Period                           $8.003     $6.033    $4.272    $5.682
Number of Units Outstanding, End of Period                       18,271     21,838    13,414    23,470
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.246   $10.131   $7.775
Accumulation Unit Value, End of Period                           $10.246    $10.131   $7.775    $10.146
Number of Units Outstanding, End of Period                       6,267      201,245   308,682   304,110
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $7.982    $6.508    $4.444
Accumulation Unit Value, End of Period                           $7.982     $6.508    $4.444    $5.412
Number of Units Outstanding, End of Period                       14,138     27,732    42,579    33,651
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.305
Accumulation Unit Value, End of Period                           -          -         $7.305    $10.002
Number of Units Outstanding, End of Period                       -          -         0         1,440
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.568   $9.766    $7.811
Accumulation Unit Value, End of Period                           $10.568    $9.766    $7.811    $9.823
Number of Units Outstanding, End of Period                       79         19,767    35,624    43,176
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.019    $7.069    $5.745
Accumulation Unit Value, End of Period                           $9.019     $7.069    $5.745    $7.291
Number of Units Outstanding, End of Period                       24,612     76,988    140,025   107,076
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.311
Accumulation Unit Value, End of Period                           -          -         $7.311    $10.802
Number of Units Outstanding, End of Period                       -          -         2,641     6,304
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $8.120    $6.220    $4.511
Accumulation Unit Value, End of Period                           $8.120     $6.220    $4.511    $5.563
Number of Units Outstanding, End of Period                       25,462     59,547    73,129    79,963

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.688    $6.833    $5.214
Accumulation Unit Value, End of Period                           $9.688     $6.833    $5.214    $6.481
Number of Units Outstanding, End of Period                       32,338     29,849    22,928    36,637
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.694   $9.995    $8.080
Accumulation Unit Value, End of Period                           $10.694    $9.995    $8.080    $10.189
Number of Units Outstanding, End of Period                       274,154    574,872   683,253   829,863
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.536    $6.876    $5.341
Accumulation Unit Value, End of Period                           $9.536     $6.876    $5.341    $6.467
Number of Units Outstanding, End of Period                       323,143    548,984   625,271   820,106
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.202    $7.461    $5.785
Accumulation Unit Value, End of Period                           $9.202     $7.461    $5.785    $7.360
Number of Units Outstanding, End of Period                       118,339    245,887   253,460   269,434
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $8.427    $6.370    $4.974
Accumulation Unit Value, End of Period                           $8.427     $6.370    $4.974    $6.430
Number of Units Outstanding, End of Period                       5,746      12,618    7,764     14,167
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.943    $9.191    $7.928
Accumulation Unit Value, End of Period                           $9.943     $9.191    $7.928    $10.324
Number of Units Outstanding, End of Period                       95,817     211,641   250,523   287,875
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $6.951    $4.540    $4.157
Accumulation Unit Value, End of Period                           $6.951     $4.540    $4.157    $5.236
Number of Units Outstanding, End of Period                       24,508     23,364    33,980    57,374
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.042   $10.129   $9.224
Accumulation Unit Value, End of Period                           $10.042    $10.129   $9.224    $10.990
Number of Units Outstanding, End of Period                       1,966      20,197    15,096    35,341
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $5.232    $2.936
Accumulation Unit Value, End of Period                           $10.277    $5.232    $2.936    $4.663
Number of Units Outstanding, End of Period                       0          12,537    5,970     5,990
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $10.858   $11.140
Accumulation Unit Value, End of Period                           $10.320    $10.858   $11.140   $11.229
Number of Units Outstanding, End of Period                       0          13,568    77,630    72,936
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.273   $10.524   $10.515
Accumulation Unit Value, End of Period                           $10.273    $10.524   $10.515   $10.437
Number of Units Outstanding, End of Period                       8,043      45,902    158,833   114,053
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $7.270    $5.202    $3.956
Accumulation Unit Value, End of Period                           $7.270     $5.202    $3.956    $5.057
Number of Units Outstanding, End of Period                       9,077      9,896     10,167    24,690
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.766   $11.630   $12.099
Accumulation Unit Value, End of Period                           $10.766    $11.630   $12.099   $12.937
Number of Units Outstanding, End of Period                       108,499    245,837   324,541   355,309
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $8.963    $7.756    $5.927
Accumulation Unit Value, End of Period                           $8.963     $7.756    $5.927    $7.472
Number of Units Outstanding, End of Period                       41,057     71,445    89,352    141,795
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $9.932    $8.796    $7.815
Accumulation Unit Value, End of Period                           $9.932     $8.796    $7.815    $9.728
Number of Units Outstanding, End of Period                       326,654    560,497   541,067   613,074
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.135   $7.419    $5.642
Accumulation Unit Value, End of Period                           $10.135    $7.419    $5.642    $6.528
Number of Units Outstanding, End of Period                       226,311    357,307   341,997   338,944
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $6.389    $5.886    $5.287
Accumulation Unit Value, End of Period                           $6.389     $5.886    $5.287    $7.802
Number of Units Outstanding, End of Period                       12         10        19,656    29,445
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.333    $6.974    $4.960
Accumulation Unit Value, End of Period                           $8.333     $6.974    $4.960    $6.110
Number of Units Outstanding, End of Period                       17,488     19,987    11,310    26,818
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $9.051    $7.202    $5.907
Accumulation Unit Value, End of Period                           $9.051     $7.202    $5.907    $7.421
Number of Units Outstanding, End of Period                       3,672      11,730    12,608    22,820
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.323
Accumulation Unit Value, End of Period                           -          -         $7.323    $10.236
Number of Units Outstanding, End of Period                       -          -         5,206     8,564
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $9.766    $6.931
Accumulation Unit Value, End of Period                           $10.320    $9.766    $6.931    $9.671
Number of Units Outstanding, End of Period                       0          19,804    36,225    48,989
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $11.499   $12.453   $12.098
Accumulation Unit Value, End of Period                           $11.499    $12.453   $12.098   $16.517
Number of Units Outstanding, End of Period                       452        5,850     12,835    27,913
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.063
Accumulation Unit Value, End of Period                           -          -         $8.063    $10.414
Number of Units Outstanding, End of Period                       -          -         20,208    51,404
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.126    $5.489    $3.654
Accumulation Unit Value, End of Period                           $8.126     $5.489    $3.654    $4.588
Number of Units Outstanding, End of Period                       49,523     58,602    56,884    184,934
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $8.282    $6.264    $4.672
Accumulation Unit Value, End of Period                           $8.282     $6.264    $4.672    $5.967
Number of Units Outstanding, End of Period                       4,937      9,044     20,204    45,160
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $7.397    $4.822    $3.282
Accumulation Unit Value, End of Period                           $7,397.000 $4.822    $3.282    $4.247
Number of Units Outstanding, End of Period                       5,869      5,870     5,870     7,885
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.159   $7.171    $4.931
Accumulation Unit Value, End of Period                           $10.159    $7.171    $4.931    $6.081
Number of Units Outstanding, End of Period                       0          31,111    24,045    9,217
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $7.998    $6.020    $4.258
Accumulation Unit Value, End of Period                           $7.998     $6.020    $4.258    $5.655
Number of Units Outstanding, End of Period                       6,857      17,963    9,039     18,045
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.239   $10.110   $7.749
Accumulation Unit Value, End of Period                           $10.239    $10.110   $7.749    $10.099
Number of Units Outstanding, End of Period                       10,486     43,606    96,407    166,608
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $7.976    $6.495    $4.429
Accumulation Unit Value, End of Period                           $7.976     $6.495    $4.429    $5.387
Number of Units Outstanding, End of Period                       5,139      9,497     13,771    31,798
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.299
Accumulation Unit Value, End of Period                           -          -         $7.299    $9.981
Number of Units Outstanding, End of Period                       -          -         0         582
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.560   $9.746    $7.785
Accumulation Unit Value, End of Period                           $10.560    $9.746    $7.785    $9.778
Number of Units Outstanding, End of Period                       5,428      7,204     28,718    44,525
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.013    $7.054    $5.726
Accumulation Unit Value, End of Period                           $9.013     $7.054    $5.726    $7.257
Number of Units Outstanding, End of Period                       3,997      15,017    28,263    57,485
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.305
Accumulation Unit Value, End of Period                           -          -         $7.305    $10.778
Number of Units Outstanding, End of Period                       -          -         7,820     11,144
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $8.114    $6.207    $4.496
Accumulation Unit Value, End of Period                           $8.114     $6.207    $4.496    $5.538
Number of Units Outstanding, End of Period                       3,404      4,428     14,057    38,335

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider and the Enhanced Death Benefit, the Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.682    $6.821    $5.200
Accumulation Unit Value, End of Period                           $9.682     $6.821    $5.200    $6.456
Number of Units Outstanding, End of Period                       3,790      3,592     6,292     9,282
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.688   $9.978    $8.057
Accumulation Unit Value, End of Period                           $10.688    $9.978    $8.057    $10.149
Number of Units Outstanding, End of Period                       50,253     130,186   121,293   132,918
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.530    $6.864    $5.326
Accumulation Unit Value, End of Period                           $9.530     $6.864    $5.326    $6.442
Number of Units Outstanding, End of Period                       55,513     122,771   97,168    125,713
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.196    $7.448    $5.769
Accumulation Unit Value, End of Period                           $9.196     $7.448    $5.769    $7.331
Number of Units Outstanding, End of Period                       23,454     37,252    47,375    43,203
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.869    $6.857    $4.960
Accumulation Unit Value, End of Period                           $9.869     $6.857    $4.960    $6.405
Number of Units Outstanding, End of Period                       0          0         494       494
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.937    $9.175    $7.905
Accumulation Unit Value, End of Period                           $9.937     $9.175    $7.905    $10.283
Number of Units Outstanding, End of Period                       13,949     37,059    42,631    61,916
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $6.947    $4.532    $4.146
Accumulation Unit Value, End of Period                           $6.947     $4.532    $4.146    $5.215
Number of Units Outstanding, End of Period                       4,679      5,065     15,389    16,556
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $10.112   $9.198
Accumulation Unit Value, End of Period                           $10.277    $10.112   $9.198    $10.947
Number of Units Outstanding, End of Period                       0          30,858    11,696    8,820
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.593    $5.264    $2.929
Accumulation Unit Value, End of Period                           $9.593     $5.264    $2.929    $4.647
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.310   $10.839   $11.109
Accumulation Unit Value, End of Period                           $10.310    $10.839   $11.109   $11.185
Number of Units Outstanding, End of Period                       0          1,344     9,484     10,026
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.267   $10.506   $10.485
Accumulation Unit Value, End of Period                           $10.267    $10.506   $10.485   $10.396
Number of Units Outstanding, End of Period                       2,122      24,050    23,607    27,338
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $7.265    $5.193    $3.945
Accumulation Unit Value, End of Period                           $7.265     $5.193    $3.945    $5.037
Number of Units Outstanding, End of Period                       651        3,201     6,369     5,005
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.759   $11.609   $12.065
Accumulation Unit Value, End of Period                           $10.759    $11.609   $12.065   $12.887
Number of Units Outstanding, End of Period                       9,069      38,761    40,119    61,233
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $8.957    $7.742    $5.911
Accumulation Unit Value, End of Period                           $8.957     $7.742    $5.911    $7.443
Number of Units Outstanding, End of Period                       9,545      8,769     16,817    11,192
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $9.926    $8.780    $7.793
Accumulation Unit Value, End of Period                           $9.926     $8.780    $7.793    $9.690
Number of Units Outstanding, End of Period                       52,247     180,367   105,669   144,775
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.128   $7.406    $5.627
Accumulation Unit Value, End of Period                           $10.128    $7.406    $5.627    $6.503
Number of Units Outstanding, End of Period                       30,526     72,900    67,904    74,314
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.538    $5.568    $5.272
Accumulation Unit Value, End of Period                           $9.538     $5.568    $5.272    $7.771
Number of Units Outstanding, End of Period                       0          0         6,165     3,790
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.327    $6.961    $4.946
Accumulation Unit Value, End of Period                           $8.327     $6.961    $4.946    $6.086
Number of Units Outstanding, End of Period                       11,936     15,170    6,235     10,156
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $9.045    $7.189    $5.890
Accumulation Unit Value, End of Period                           $9.045     $7.189    $5.890    $7.392
Number of Units Outstanding, End of Period                       1,098      5,136     9,222     9,873
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.317
Accumulation Unit Value, End of Period                           -                    $7.317    $10.217
Number of Units Outstanding, End of Period                       -          -         887       8,193
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.221   $9.749    $6.911
Accumulation Unit Value, End of Period                           $10.221    $9.749    $6.911    $9.633
Number of Units Outstanding, End of Period                       361        11,011    14,736    17,598
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $12.431   $12.064
Accumulation Unit Value, End of Period                           $10.025    $12.431   $12.064   $16.452
Number of Units Outstanding, End of Period                       0          144       1,927     3,216
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.057
Accumulation Unit Value, End of Period                           -          -         $8.057    $10.395
Number of Units Outstanding, End of Period                       -          -         205       8,269
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $8.121    $5.479    $3.643
Accumulation Unit Value, End of Period                           $8.121     $5.479    $3.643    $4.570
Number of Units Outstanding, End of Period                       14,669     16,442    20,987    38,535
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $6.253    $4.659
Accumulation Unit Value, End of Period                           $9.895     $6.253    $4.659    $5.943
Number of Units Outstanding, End of Period                       0          475       1,687     2,161
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $4.813    $3.272
Accumulation Unit Value, End of Period                           $9.911     $4.813    $3.272    $4.230
Number of Units Outstanding, End of Period                       0          662       3,118     3,576
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $8.313    $7.159    $4.917
Accumulation Unit Value, End of Period                           $8.313     $7.159    $4.917    $6.057
Number of Units Outstanding, End of Period                       101        99        3,349     3,370
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $6.153    $4.246
Accumulation Unit Value, End of Period                           $9.927     $6.153    $4.246    $5.633
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.359   $10.092   $7.727
Accumulation Unit Value, End of Period                           $10.359    $10.092   $7.727    $10.060
Number of Units Outstanding, End of Period                       0          6,026     12,958    19,313
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $7.971    $6.484    $4.416
Accumulation Unit Value, End of Period                           $7.971     $6.484    $4.416    $5.366
Number of Units Outstanding, End of Period                       1,954      3,244     3,632     5,179
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.293
Accumulation Unit Value, End of Period                           -          -         $7.293    $9.962
Number of Units Outstanding, End of Period                       -          -         0         4,215
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.729    $7.763
Accumulation Unit Value, End of Period                           $10.225    $9.729    $7.763    $9.739
Number of Units Outstanding, End of Period                       0          1,234     2,855     3,109
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.316   $7.042    $5.710
Accumulation Unit Value, End of Period                           $10.316    $7.042    $5.710    $7.228
Number of Units Outstanding, End of Period                       0          820       2,127     2,104
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.299
Accumulation Unit Value, End of Period                           -          -         $7.299    $10.759
Number of Units Outstanding, End of Period                       -          -         1,942     1,625
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $8.109    $6.196    $4.483
Accumulation Unit Value, End of Period                           $8.109     $6.196    $4.483    $5.516
Number of Units Outstanding, End of Period                       482        1,050     3,471     6,470

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Performance Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.129   $6.605    $4.941
Accumulation Unit Value, End of Period                           $10.129    $6.605    $4.941    $6.131
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.495   $9.726    $7.849
Accumulation Unit Value, End of Period                           $10.495    $9.726    $7.849    $9.881
Number of Units Outstanding, End of Period                       0          1,066     11,886    14,734
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.128   $6.674    $5.176
Accumulation Unit Value, End of Period                           $10.128    $6.674    $5.176    $6.256
Number of Units Outstanding, End of Period                       0          5,104     16,549    13,735
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.401   $8.363    $6.473
Accumulation Unit Value, End of Period                           $10.401    $8.363    $6.473    $8.222
Number of Units Outstanding, End of Period                       0          2,012     7,417     10,658
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.870    $7.368    $5.324
Accumulation Unit Value, End of Period                           $9.870     $7.368    $5.324    $6.872
Number of Units Outstanding, End of Period                       0          0         0         1,557
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.925    $8.171
Accumulation Unit Value, End of Period                           $10.319    $9.925    $8.171    $10.623
Number of Units Outstanding, End of Period                       0          0         8,755     7,222
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.540    $6.486    $4.983
Accumulation Unit Value, End of Period                           $9.540     $6.486    $4.983    $6.264
Number of Units Outstanding, End of Period                       0          0         0         1,888
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $10.258   $9.176
Accumulation Unit Value, End of Period                           $10.277    $10.258   $9.176    $10.915
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.593    $5.261    $2.925
Accumulation Unit Value, End of Period                           $9.593     $5.261    $2.925    $4.638
Number of Units Outstanding, End of Period                       0          0         0         1,759
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.007   $10.418   $10.856
Accumulation Unit Value, End of Period                           $10.007    $10.418   $10.856   $10.924
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $10.264   $10.272
Accumulation Unit Value, End of Period                           $10.017    $10.264   $10.272   $10.179
Number of Units Outstanding, End of Period                       0          0         2,635     2,632
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.499    $6.844    $4.643
Accumulation Unit Value, End of Period                           $9.499     $6.844    $4.643    $5.924
Number of Units Outstanding, End of Period                       0          0         0         863
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.018   $11.011   $11.651
Accumulation Unit Value, End of Period                           $10.018    $11.011   $11.651   $12.437
Number of Units Outstanding, End of Period                       0          0         3,384     8,083
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.978    $8.232    $6.072
Accumulation Unit Value, End of Period                           $9.978     $8.232    $6.072    $7.641
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.071   $8.466    $7.509
Accumulation Unit Value, End of Period                           $10.071    $8.466    $7.509    $9.331
Number of Units Outstanding, End of Period                       0          2,056     3,712     20,526
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.139   $7.325    $5.562
Accumulation Unit Value, End of Period                           $10.139    $7.325    $5.562    $6.424
Number of Units Outstanding, End of Period                       0          0         2,297     2,297
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.538    $7.320    $6.924
Accumulation Unit Value, End of Period                           $9.538     $7.320    $6.924    $10.201
Number of Units Outstanding, End of Period                       0          0         0         872
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.829    $7.204    $5.094
Accumulation Unit Value, End of Period                           $9.829     $7.204    $5.094    $6.264
Number of Units Outstanding, End of Period                       0          0         699       698
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.199   $8.410    $6.399
Accumulation Unit Value, End of Period                           $10.199    $8.410    $6.399    $8.026
Number of Units Outstanding, End of Period                       0          0         0         7,117
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.314
Accumulation Unit Value, End of Period                           -          -         $7.314    $10.207
Number of Units Outstanding, End of Period                       -          -         0         0
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.486    $6.642
Accumulation Unit Value, End of Period                           $10.319    $9.486    $6.642    $9.252
Number of Units Outstanding, End of Period                       0          0         326       12,477
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $11.993   $11.272
Accumulation Unit Value, End of Period                           $10.025    $11.993   $11.272   $15.363
Number of Units Outstanding, End of Period                       0          0         0         114
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.054
Accumulation Unit Value, End of Period                           -          -         $8.054    $10.385
Number of Units Outstanding, End of Period                       -          -         0         11,512
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $5.763    $3.635
Accumulation Unit Value, End of Period                           $9.838     $5.763    $3.635    $4.557
Number of Units Outstanding, End of Period                       0          0         583       581
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $6.326    $4.631
Accumulation Unit Value, End of Period                           $9.895     $6.326    $4.631    $5.905
Number of Units Outstanding, End of Period                       0          0         0         0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $5.796    $3.678
Accumulation Unit Value, End of Period                           $9.911     $5.796    $3.678    $4.752
Number of Units Outstanding, End of Period                       0          0         0         1,088
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.158   $8.320    $5.558
Accumulation Unit Value, End of Period                           $10.158    $8.320    $5.558    $6.843
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $6.819    $4.701
Accumulation Unit Value, End of Period                           $9.927     $6.819    $4.701    $6.233
Number of Units Outstanding, End of Period                       0          0         0         1,083
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.359   $9.801    $7.499
Accumulation Unit Value, End of Period                           $10.359    $9.801    $7.499    $9.757
Number of Units Outstanding, End of Period                       0          1,014     1,014     1,014
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.807    $7.305    $4.890
Accumulation Unit Value, End of Period                           $9.807     $7.305    $4.890    $5.939
Number of Units Outstanding, End of Period                       0          0         0         0
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.290
Accumulation Unit Value, End of Period                           -          -         $7.290    $9.953
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.282    $7.402
Accumulation Unit Value, End of Period                           $10.225    $9.282    $7.402    $9.281
Number of Units Outstanding, End of Period                       0          1,039     1,547     1,546
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.316   $8.217    $6.296
Accumulation Unit Value, End of Period                           $10.316    $8.217    $6.296    $7.965
Number of Units Outstanding, End of Period                       0          0         451       450
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.296
Accumulation Unit Value, End of Period                           -          -         $7.296    $10.748
Number of Units Outstanding, End of Period                       -          -         0         172
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.817    $7.100    $4.859
Accumulation Unit Value, End of Period                           $9.817     $7.100    $4.859    $5.975
Number of Units Outstanding, End of Period                       0          0         0         0

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.129   $6.594    $4.920
Accumulation Unit Value, End of Period                           $10.129    $6.594    $4.920    $6.092
Number of Units Outstanding, End of Period                       0          0         0         826
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.494   $9.704    $7.815
Accumulation Unit Value, End of Period                           $10.494    $9.704    $7.815    $9.819
Number of Units Outstanding, End of Period                       0          10,388    19,689    33,534
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.127   $6.659    $5.153
Accumulation Unit Value, End of Period                           $10.127    $6.659    $5.153    $6.217
Number of Units Outstanding, End of Period                       0          6,558     27,362    48,892
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.400   $8.344    $6.446
Accumulation Unit Value, End of Period                           $10.400    $8.344    $6.446    $8.170
Number of Units Outstanding, End of Period                       0          3,180     13,466    24,573
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.868    $7.356    $5.301
Accumulation Unit Value, End of Period                           $9.868     $7.356    $5.301    $6.829
Number of Units Outstanding, End of Period                       0          0         0         1,144
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.318   $9.468    $8.136
Accumulation Unit Value, End of Period                           $10.318    $9.468    $8.136    $10.556
Number of Units Outstanding, End of Period                       0          126       9,357     14,353
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.541    $5.438    $4.961
Accumulation Unit Value, End of Period                           $9.541     $5.438    $4.961    $6.225
Number of Units Outstanding, End of Period                       0          426       2,107     2,720
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.276   $10.242   $9.137
Accumulation Unit Value, End of Period                           $10.276    $10.242   $9.137    $10.846
Number of Units Outstanding, End of Period                       0          0         0         1,796
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.592    $5.253    $2.913
Accumulation Unit Value, End of Period                           $9.592     $5.253    $2.913    $4.609
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.006   $10.401   $10.810
Accumulation Unit Value, End of Period                           $10.006    $10.401   $10.810   $10.856
Number of Units Outstanding, End of Period                       0          0         2,594     9,747
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.016   $10.274   $10.228
Accumulation Unit Value, End of Period                           $10.016    $10.274   $10.228   $10.115
Number of Units Outstanding, End of Period                       0          1,302     8,893     4,973
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.499    $6.833    $4.623
Accumulation Unit Value, End of Period                           $9.499     $6.833    $4.623    $5.887
Number of Units Outstanding, End of Period                       0          0         71        1,336
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $11.192   $11.601
Accumulation Unit Value, End of Period                           $10.017    $11.192   $11.601   $12.359
Number of Units Outstanding, End of Period                       0          0         12,379    15,998
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.978    $8.218    $6.046
Accumulation Unit Value, End of Period                           $9.978     $8.218    $6.046    $7.593
Number of Units Outstanding, End of Period                       0          0         5,382     7,145
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.071   $8.447    $7.477
Accumulation Unit Value, End of Period                           $10.071    $8.447    $7.477    $9.273
Number of Units Outstanding, End of Period                       0          16,545    30,864    34,527
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.139   $7.308    $5.538
Accumulation Unit Value, End of Period                           $10.139    $7.308    $5.538    $6.384
Number of Units Outstanding, End of Period                       0          2,704     4,008     6,900
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.537    $7.308    $6.894
Accumulation Unit Value, End of Period                           $9.537     $7.308    $6.894    $10.137
Number of Units Outstanding, End of Period                       0          0         949       1,030
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.828    $7.192    $5.072
Accumulation Unit Value, End of Period                           $9.828     $7.192    $5.072    $6.224
Number of Units Outstanding, End of Period                       0          0         3,861     1,931
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.198   $8.396    $6.372
Accumulation Unit Value, End of Period                           $10.198    $8.396    $6.372    $7.976
Number of Units Outstanding, End of Period                       0          0         0         111
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.305
Accumulation Unit Value, End of Period                           -          -         $7.305    $10.173
Number of Units Outstanding, End of Period                       -          -         0         1,029
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.471    $6.613
Accumulation Unit Value, End of Period                           $10.319    $9.471    $6.613    $9.194
Number of Units Outstanding, End of Period                       0          0         6,599     8,897
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.024   $11.974   $11.224
Accumulation Unit Value, End of Period                           $10.024    $11.974   $11.224   $15.267
Number of Units Outstanding, End of Period                       0          0         356       915
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.043
Accumulation Unit Value, End of Period                           -          -         $8.043    $10.350
Number of Units Outstanding, End of Period                       -          -         2,151     7,639
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.837    $5.754    $3.620
Accumulation Unit Value, End of Period                           $9.837     $5.754    $3.620    $4.528
Number of Units Outstanding, End of Period                       0          0         5,789     4,743
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $6.316    $4.612
Accumulation Unit Value, End of Period                           $9.895     $6.316    $4.612    $5.868
Number of Units Outstanding, End of Period                       0          0         0         202
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.910    $5.787    $3.663
Accumulation Unit Value, End of Period                           $9.910     $5.787    $3.663    $4.722
Number of Units Outstanding, End of Period                       0          0         0         1,672
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.158   $8.307    $5.534
Accumulation Unit Value, End of Period                           $10.158    $8.307    $5.534    $6.800
Number of Units Outstanding, End of Period                       0          0         0         122
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Clas            s B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $6.808    $4.681
Accumulation Unit Value, End of Period                           $9.927     $6.808    $4.681    $6.194
Number of Units Outstanding, End of Period                       0          0         0         25
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.356   $10.108   $7.467
Accumulation Unit Value, End of Period                           $10.356    $10.108   $7.467    $9.696
Number of Units Outstanding, End of Period                       0          0         10,597    9,853
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.807    $7.294    $4.869
Accumulation Unit Value, End of Period                           $9.807     $7.294    $4.869    $5.901
Number of Units Outstanding, End of Period                       0          0         0         0
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.280
Accumulation Unit Value, End of Period                           -          -         $7.280    $9.919
Number of Units Outstanding, End of Period                       -          -         0         197
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.224   $9.697    $7.370
Accumulation Unit Value, End of Period                           $10.224    $9.697    $7.370    $9.223
Number of Units Outstanding, End of Period                       0          0         0         0
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.315   $8.204    $6.269
Accumulation Unit Value, End of Period                           $10.315    $8.204    $6.269    $7.915
Number of Units Outstanding, End of Period                       0          0         4,846     4,320
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.287
Accumulation Unit Value, End of Period                           -          -         $7.287    $10.712
Number of Units Outstanding, End of Period                       -          -         0         2,197
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.816    $7.089    $4.839
Accumulation Unit Value, End of Period                           $9.816     $7.089    $4.839    $5.937
Number of Units Outstanding, End of Period                       0          0         0         26

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Income and Death Benefit Combination Option 2were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.130   $7.140    $5.445
Accumulation Unit Value, End of Period                           $10.130    $7.140    $5.445    $6.763
Number of Units Outstanding, End of Period                       0          8,274     2,542     1,721
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.500   $9.803    $7.919
Accumulation Unit Value, End of Period                           $10.500    $9.803    $7.919    $9.979
Number of Units Outstanding, End of Period                       0          32,767    42,750    42,787
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.130   $7.298    $5.665
Accumulation Unit Value, End of Period                           $10.130    $7.298    $5.665    $6.855
Number of Units Outstanding, End of Period                       0          42,019    64,478    74,136
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.400   $8.428    $6.530
Accumulation Unit Value, End of Period                           $10.400    $8.428    $6.530    $8.302
Number of Units Outstanding, End of Period                       0          15,632    22,600    21,150
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.870    $7.455    $5.817
Accumulation Unit Value, End of Period                           $9.870     $7.455    $5.817    $7.515
Number of Units Outstanding, End of Period                       0          2,872     2,872     0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $9.532    $8.216
Accumulation Unit Value, End of Period                           $10.320    $9.532    $8.216    $10.692
Number of Units Outstanding, End of Period                       0          10,847    20,590    20,537
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.540    $6.229    $5.699
Accumulation Unit Value, End of Period                           $9.540     $6.229    $5.699    $7.173
Number of Units Outstanding, End of Period                       0          1,095     3,098     3,466
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.280   $10.524   $9.427
Accumulation Unit Value, End of Period                           $10.280    $10.524   $9.427    $11.224
Number of Units Outstanding, End of Period                       0          0         3,451     3,541
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.590    $5.438    $3.028
Accumulation Unit Value, End of Period                           $9.590     $5.438    $3.028    $4.805
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.010   $10.523   $10.789
Accumulation Unit Value, End of Period                           $10.010    $10.523   $10.789   $10.867
Number of Units Outstanding, End of Period                       0          2,790     11,646    9,583
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.020   $10.217   $10.239
Accumulation Unit Value, End of Period                           $10.020    $10.217   $10.239   $10.156
Number of Units Outstanding, End of Period                       0          0         6,065     6,224
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.500    $6.793    $5.162
Accumulation Unit Value, End of Period                           $9.500     $6.793    $5.162    $6.594
Number of Units Outstanding, End of Period                       0          648       1,042     1,042
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.020   $10.815   $11.244
Accumulation Unit Value, End of Period                           $10.020    $10.815   $11.244   $12.014
Number of Units Outstanding, End of Period                       0          13,397    30,063    32,090
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.980    $8.629    $6.590
Accumulation Unit Value, End of Period                           $9.980     $8.629    $6.590    $8.302
Number of Units Outstanding, End of Period                       0          2,300     17,670    21,148
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.070   $8.913    $7.914
Accumulation Unit Value, End of Period                           $10.070    $8.913    $7.914    $9.844
Number of Units Outstanding, End of Period                       0          16,838    39,436    39,654
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.140   $7.418    $5.638
Accumulation Unit Value, End of Period                           $10.140    $7.418    $5.638    $6.518
Number of Units Outstanding, End of Period                       0          15,501    17,202    17,738
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.540    $8.788    $7.888
Accumulation Unit Value, End of Period                           $9.540     $8.788    $7.888    $11.633
Number of Units Outstanding, End of Period                       0          1,255     649       648
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.830    $8.252    $5.843
Accumulation Unit Value, End of Period                           $9.830     $8.252    $5.843    $7.192
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.200   $8.110    $6.647
Accumulation Unit Value, End of Period                           $10.200    $8.110    $6.647    $8.346
Number of Units Outstanding, End of Period                       0          5,712     4,909     4,736
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.319
Accumulation Unit Value, End of Period                           -          -         $7.319    $10.224
Number of Units Outstanding, End of Period                       -          -         0         0
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $9.848    $6.984
Accumulation Unit Value, End of Period                           $10.320    $9.848    $6.984    $9.738
Number of Units Outstanding, End of Period                       0          2,318     3,395     980
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.030   $11.192   $10.534
Accumulation Unit Value, End of Period                           $10.030    $11.192   $10.534   $14.371
Number of Units Outstanding, End of Period                       0          0         345       345
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.059
Accumulation Unit Value, End of Period                           -          -         $8.059    $10.402
Number of Units Outstanding, End of Period                       -          -         5,914     5,415
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.840    $6.641    $4.417
Accumulation Unit Value, End of Period                           $9.840     $6.641    $4.417    $5.543
Number of Units Outstanding, End of Period                       0          5,649     1,319     1,291
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.900    $7.605    $5.575
Accumulation Unit Value, End of Period                           $9.900     $7.605    $5.575    $7.115
Number of Units Outstanding, End of Period                       0          0         912       947
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.910    $6.909    $4.391
Accumulation Unit Value, End of Period                           $9.910     $6.909    $4.391    $5.678
Number of Units Outstanding, End of Period                       0          0         0         0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.160   $8.752    $6.014
Accumulation Unit Value, End of Period                           $10.160    $8.752    $6.014    $7.411
Number of Units Outstanding, End of Period                       0          2,532     2,532     0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.930    $7.645    $5.278
Accumulation Unit Value, End of Period                           $9.930     $7.645    $5.278    $7.006
Number of Units Outstanding, End of Period                       0          0         0         869
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.360   $10.222   $7.829
Accumulation Unit Value, End of Period                           $10.360    $10.222   $7.829    $10.197
Number of Units Outstanding, End of Period                       0          8,207     12,552    10,278
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.810    $7.982    $5.439
Accumulation Unit Value, End of Period                           $9.810     $7.982    $5.439    $6.611
Number of Units Outstanding, End of Period                       0          0         0         85
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.295
Accumulation Unit Value, End of Period                           -          -         $7.295    $9.969
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.230   $9.431    $7.528
Accumulation Unit Value, End of Period                           $10.230    $9.431    $7.528    $9.448
Number of Units Outstanding, End of Period                       0          2,347     2,347     0
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $8.069    $6.546
Accumulation Unit Value, End of Period                           $10.320    $8.069    $6.546    $8.289
Number of Units Outstanding, End of Period                       0          2,833     3,124     2,972
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.301
Accumulation Unit Value, End of Period                           -          -         $7.301    $10.766
Number of Units Outstanding, End of Period                       -          -         0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.820    $7.566    $5.477
Accumulation Unit Value, End of Period                           $9.820     $7.566    $5.477    $6.741
Number of Units Outstanding, End of Period                       0          2,587     890       980

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.130   $7.125    $5.430
Accumulation Unit Value, End of Period                           $10.130    $7.125    $5.430    $6.736
Number of Units Outstanding, End of Period                       0          6,584     0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.495   $9.790    $7.898
Accumulation Unit Value, End of Period                           $10.495    $9.790    $7.898    $9.939
Number of Units Outstanding, End of Period                       18,159     36,377    71,083    75,289
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.128   $7.288    $5.650
Accumulation Unit Value, End of Period                           $10.128    $7.288    $5.650    $6.828
Number of Units Outstanding, End of Period                       31,703     49,917    70,133    95,253
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.401   $8.417    $6.513
Accumulation Unit Value, End of Period                           $10.401    $8.417    $6.513    $8.270
Number of Units Outstanding, End of Period                       23,608     13,473    12,220    17,274
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.869    $8.031    $5.801
Accumulation Unit Value, End of Period                           $9.869     $8.031    $5.801    $7.485
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.519    $8.194
Accumulation Unit Value, End of Period                           $10.319    $9.519    $8.194    $10.650
Number of Units Outstanding, End of Period                       11,559     16,653    18,274    17,321
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.542    $6.220    $5.684
Accumulation Unit Value, End of Period                           $9.542     $6.220    $5.684    $7.144
Number of Units Outstanding, End of Period                       5,110      3,793     1,640     1,635
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.593    $10.345   $9.402
Accumulation Unit Value, End of Period                           $9.593     $10.345   $9.402    $11.180
Number of Units Outstanding, End of Period                       0          1,634     1,634     1,634
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $5.433    $3.019
Accumulation Unit Value, End of Period                           $10.277    $5.433    $3.019    $4.786
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.010   $10.330   $10.760
Accumulation Unit Value, End of Period                           $10.010    $10.330   $10.760   $10.824
Number of Units Outstanding, End of Period                       0          0         66        579
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $10.241   $10.212
Accumulation Unit Value, End of Period                           $10.017    $10.241   $10.212   $10.116
Number of Units Outstanding, End of Period                       0          0         7,378     14,580
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.500    $6.783    $5.149
Accumulation Unit Value, End of Period                           $9.500     $6.783    $5.149    $6.568
Number of Units Outstanding, End of Period                       0          1,517     4,262     4,243
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.018   $10.800   $11.214
Accumulation Unit Value, End of Period                           $10.018    $10.800   $11.214   $11.967
Number of Units Outstanding, End of Period                       0          1,594     2,479     7,530
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.979    $8.617    $6.573
Accumulation Unit Value, End of Period                           $9.979     $8.617    $6.573    $8.269
Number of Units Outstanding, End of Period                       0          793       4,489     17,514
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.072   $8.901    $7.893
Accumulation Unit Value, End of Period                           $10.072    $8.901    $7.893    $9.805
Number of Units Outstanding, End of Period                       20,031     13,653    22,795    53,168
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.140   $7.408    $5.623
Accumulation Unit Value, End of Period                           $10.140    $7.408    $5.623    $6.493
Number of Units Outstanding, End of Period                       0          34,512    31,969    41,789
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.538    $8.326    $7.867
Accumulation Unit Value, End of Period                           $9.538     $8.326    $7.867    $11.587
Number of Units Outstanding, End of Period                       0          0         1,079     1,538
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.829    $8.210    $5.827
Accumulation Unit Value, End of Period                           $9.829     $8.210    $5.827    $7.164
Number of Units Outstanding, End of Period                       0          2,081     2,079     2,075
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.199   $8.099    $6.630
Accumulation Unit Value, End of Period                           $10.199    $8.099    $6.630    $8.313
Number of Units Outstanding, End of Period                       0          2,017     268       263
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.313
Accumulation Unit Value, End of Period                           -          -         $7.313    $10.202
Number of Units Outstanding, End of Period                       -          -         2,108     3,788
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $9.834    $6.965
Accumulation Unit Value, End of Period                           $10.320    $9.834    $6.965    $9.699
Number of Units Outstanding, End of Period                       0          4,883     5,129     5,253
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $11.182   $10.506
Accumulation Unit Value, End of Period                           $10.025    $11.182   $10.506   $14.314
Number of Units Outstanding, End of Period                       0          0         749       947
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.052
Accumulation Unit Value, End of Period                           -          -         $8.052    $10.380
Number of Units Outstanding, End of Period                       -          -         214       4,034
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $6.632    $4.406
Accumulation Unit Value, End of Period                           $9.838     $6.632    $4.406    $5.521
Number of Units Outstanding, End of Period                       0          616       1,150     3,077
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.896    $7.464    $5.560
Accumulation Unit Value, End of Period                           $9.896     $7.464    $5.560    $7.087
Number of Units Outstanding, End of Period                       0          5,678     0         0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $6.903    $4.379
Accumulation Unit Value, End of Period                           $9.911     $6.903    $4.379    $5.656
Number of Units Outstanding, End of Period                       0          0         392       2,926
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.159   $8.740    $5.998
Accumulation Unit Value, End of Period                           $10.159    $8.740    $5.998    $7.382
Number of Units Outstanding, End of Period                       0          954       954       954
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.928    $7.639    $5.264
Accumulation Unit Value, End of Period                           $9.928     $7.639    $5.264    $6.978
Number of Units Outstanding, End of Period                       0          0         0         1,517
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.359   $10.208   $7.808
Accumulation Unit Value, End of Period                           $10.359    $10.208   $7.808    $10.157
Number of Units Outstanding, End of Period                       0          2,843     5,213     10,026
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.808    $7.971    $5.424
Accumulation Unit Value, End of Period                           $9.808     $7.971    $5.424    $6.585
Number of Units Outstanding, End of Period                       0          1,017     1,545     1,542
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.289
Accumulation Unit Value, End of Period                           -          -         $7.289    $9.948
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.856    $7.508
Accumulation Unit Value, End of Period                           $10.225    $9.856    $7.508    $9.411
Number of Units Outstanding, End of Period                       0          0         0         1,663
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.316   $8.058    $6.528
Accumulation Unit Value, End of Period                           $10.316    $8.058    $6.528    $8.257
Number of Units Outstanding, End of Period                       0          2,709     2,709     3,068
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.295
Accumulation Unit Value, End of Period                           -          -         $7.295    $10.743
Number of Units Outstanding, End of Period                       -          -         2,094     2,230
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.817    $7.556    $5.463
Accumulation Unit Value, End of Period                           $9.817     $7.556    $5.463    $6.714
Number of Units Outstanding, End of Period                       0          858       858       858

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.129   $7.122    $5.418
Accumulation Unit Value, End of Period                           $10.129    $7.122    $5.418    $6.714
Number of Units Outstanding, End of Period                       0          685       683       529
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.495   $9.779    $7.880
Accumulation Unit Value, End of Period                           $10.495    $9.779    $7.880    $9.906
Number of Units Outstanding, End of Period                       11,924     26,520    68,216    70,032
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.128   $7.280    $5.637
Accumulation Unit Value, End of Period                           $10.128    $7.280    $5.637    $6.805
Number of Units Outstanding, End of Period                       3,680      24,391    62,104    70,827
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.401   $8.407    $6.498
Accumulation Unit Value, End of Period                           $10.401    $8.407    $6.498    $8.242
Number of Units Outstanding, End of Period                       9,466      9,998     23,556    27,735
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.869    $8.025    $5.788
Accumulation Unit Value, End of Period                           $9.869     $8.025    $5.788    $7.460
Number of Units Outstanding, End of Period                       0          0         0         404
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.508    $8.176
Accumulation Unit Value, End of Period                           $10.319    $9.508    $8.176    $10.614
Number of Units Outstanding, End of Period                       8,932      9,555     19,240    21,539
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.542    $6.213    $5.671
Accumulation Unit Value, End of Period                           $9.542     $6.213    $5.671    $7.121
Number of Units Outstanding, End of Period                       3,187      1,156     1,898     3,465
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $10.334   $9.381
Accumulation Unit Value, End of Period                           $10.277    $10.334   $9.381    $11.143
Number of Units Outstanding, End of Period                       3,460      3,291     3,223     1,835
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.593    $5.429    $3.013
Accumulation Unit Value, End of Period                           $9.593     $5.429    $3.013    $4.770
Number of Units Outstanding, End of Period                       0          0         5,529     5,528
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.010   $10.322   $10.736
Accumulation Unit Value, End of Period                           $10.010    $10.322   $10.736   $10.788
Number of Units Outstanding, End of Period                       0          0         612       0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $10.229   $10.189
Accumulation Unit Value, End of Period                           $10.017    $10.229   $10.189   $10.082
Number of Units Outstanding, End of Period                       0          8,819     512       1,799
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.499    $7.588    $5.137
Accumulation Unit Value, End of Period                           $9.499     $7.588    $5.137    $6.547
Number of Units Outstanding, End of Period                       348        0         101       2,479
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.018   $10.788   $11.189
Accumulation Unit Value, End of Period                           $10.018    $10.788   $11.189   $11.927
Number of Units Outstanding, End of Period                       0          30,313    40,152    48,405
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.978    $8.908    $6.558
Accumulation Unit Value, End of Period                           $9.978     $8.908    $6.558    $8.242
Number of Units Outstanding, End of Period                       0          0         10,797    11,050
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.071   $8.891    $7.875
Accumulation Unit Value, End of Period                           $10.071    $8.891    $7.875    $9.773
Number of Units Outstanding, End of Period                       1,636      20,009    49,021    59,626
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.139   $7.400    $5.610
Accumulation Unit Value, End of Period                           $10.139    $7.400    $5.610    $6.471
Number of Units Outstanding, End of Period                       1,818      2,088     15,213    14,147
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.538    $8.314    $7.850
Accumulation Unit Value, End of Period                           $9.538     $8.314    $7.850    $11.548
Number of Units Outstanding, End of Period                       0          0         72        2,072
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.829    $8.200    $5.814
Accumulation Unit Value, End of Period                           $9.829     $8.200    $5.814    $7.140
Number of Units Outstanding, End of Period                       0          272       984       3,987
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.199   $8.709    $6.615
Accumulation Unit Value, End of Period                           $10.199    $8.709    $6.615    $8.285
Number of Units Outstanding, End of Period                       0          0         85        1,574
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.308
Accumulation Unit Value, End of Period                           -          -         $7.308    $10.183
Number of Units Outstanding, End of Period                       -          -         0         229
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.823    $6.950
Accumulation Unit Value, End of Period                           $10.319    $9.823    $6.950    $9.667
Number of Units Outstanding, End of Period                       0          4,366     5,625     6,359
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $10.823   $10.482
Accumulation Unit Value, End of Period                           $10.025    $10.823   $10.482   $14.267
Number of Units Outstanding, End of Period                       0          1,035     1,049     454
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.046
Accumulation Unit Value, End of Period                           -          -         $8.046    $10.361
Number of Units Outstanding, End of Period                       -          -         1,534     1,824
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $6.982    $4.396
Accumulation Unit Value, End of Period                           $9.838     $6.982    $4.396    $5.503
Number of Units Outstanding, End of Period                       3,527      0         2,081     4,849
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $7.592    $5.548
Accumulation Unit Value, End of Period                           $9.895     $7.592    $5.548    $7.063
Number of Units Outstanding, End of Period                       0          0         236       572
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $6.898    $4.370
Accumulation Unit Value, End of Period                           $9.911     $6.898    $4.370    $5.637
Number of Units Outstanding, End of Period                       0          0         76        545
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.158   $8.975    $5.984
Accumulation Unit Value, End of Period                           $10.158    $8.975    $5.984    $7.358
Number of Units Outstanding, End of Period                       0          0         55        17
ALLIANCEBERNSTEINVARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $7.633    $5.253
Accumulation Unit Value, End of Period                           $9.927     $7.633    $5.253    $6.955
Number of Units Outstanding, End of Period                       0          0         60        18
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.359   $10.196   $7.791
Accumulation Unit Value, End of Period                           $10.359    $10.196   $7.791    $10.123
Number of Units Outstanding, End of Period                       0          10,100    13,476    20,083
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.810    $8.100    $5.412
Accumulation Unit Value, End of Period                           $9.810     $8.100    $5.412    $6.563
Number of Units Outstanding, End of Period                       576        0         58        19
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.283
Accumulation Unit Value, End of Period                           -          -         $7.283    $9.929
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.407    $7.491
Accumulation Unit Value, End of Period                           $10.225    $9.407    $7.491    $9.380
Number of Units Outstanding, End of Period                       0          1,046     1,088     1,013
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.316   $8.517    $6.514
Accumulation Unit Value, End of Period                           $10.316    $8.517    $6.514    $8.229
Number of Units Outstanding, End of Period                       0          0         87        2,070
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.290
Accumulation Unit Value, End of Period                           -          -         $7.290    $10.723
Number of Units Outstanding, End of Period                       -          -         0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.817    $7.979    $5.450
Accumulation Unit Value, End of Period                           $9.817     $7.979    $5.450    $6.692
Number of Units Outstanding, End of Period                       0          0         5,560     5,951

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.129   $7.254    $5.412
Accumulation Unit Value, End of Period                           $10.129    $7.254    $5.412    $6.701
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.495   $10.473   $7.871
Accumulation Unit Value, End of Period                           $10.495    $10.473   $7.871    $9.888
Number of Units Outstanding, End of Period                       0          0         0         1,371
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.128   $7.242    $5.630
Accumulation Unit Value, End of Period                           $10.128    $7.242    $5.630    $6.793
Number of Units Outstanding, End of Period                       0          0         0         10,363
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.401   $8.774    $6.491
Accumulation Unit Value, End of Period                           $10.401    $8.774    $6.491    $8.227
Number of Units Outstanding, End of Period                       0          0         0         818
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.869    $8.021    $5.781
Accumulation Unit Value, End of Period                           $9.869     $8.021    $5.781    $7.446
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.946    $8.166
Accumulation Unit Value, End of Period                           $10.319    $9.946    $8.166    $10.595
Number of Units Outstanding, End of Period                       0          0         0         372
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.542    $7.393    $5.664
Accumulation Unit Value, End of Period                           $9.542     $7.393    $5.664    $7.108
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $10.503   $9.370
Accumulation Unit Value, End of Period                           $10.277    $10.503   $9.370    $11.123
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.539    $5.426    $3.009
Accumulation Unit Value, End of Period                           $9.593     $5.426    $3.009    $4.761
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.007   $10.318   $10.723
Accumulation Unit Value, End of Period                           $10.007    $10.318   $10.723   $10.769
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $10.196   $10.177
Accumulation Unit Value, End of Period                           $10.017    $10.196   $10.177   $10.064
Number of Units Outstanding, End of Period                       0          0         0         821
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.499    $7.585    $5.131
Accumulation Unit Value, End of Period                           $9.499     $7.585    $5.131    $6.535
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.018   $10.591   $11.175
Accumulation Unit Value, End of Period                           $10.018    $10.591   $11.175   $11.905
Number of Units Outstanding, End of Period                       0          0         0         5,085
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.978    $8.904    $6.550
Accumulation Unit Value, End of Period                           $9.978     $8.904    $6.550    $8.227
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.071   $9.115    $7.866
Accumulation Unit Value, End of Period                           $10.071    $9.115    $7.866    $9.755
Number of Units Outstanding, End of Period                       0          0         0         740
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.139   $8.352    $5.603
Accumulation Unit Value, End of Period                           $10.139    $8.352    $5.603    $6.459
Number of Units Outstanding, End of Period                       0          0         0         6,026
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.538    $8.310    $7.840
Accumulation Unit Value, End of Period                           $9.538     $8.310    $7.840    $11.527
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.829    $8.235    $5.807
Accumulation Unit Value, End of Period                           $9.829     $8.235    $5.807    $7.127
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.199   $8.706    $6.607
Accumulation Unit Value, End of Period                           $10.199    $8.706    $6.607    $8.270
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.305
Accumulation Unit Value, End of Period                           -          -         $7.305    $10.173
Number of Units Outstanding, End of Period                       -          -         0         0
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.940    $6.941
Accumulation Unit Value, End of Period                           $10.319    $9.940    $6.941    $9.649
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $11.169   $10.469
Accumulation Unit Value, End of Period                           $10.025    $11.169   $10.469   $14.241
Number of Units Outstanding, End of Period                       0          0         0         0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.043
Accumulation Unit Value, End of Period                           -          -         $8.043    $10.350
Number of Units Outstanding, End of Period                       -          -         0         0
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $6.979    $4.390
Accumulation Unit Value, End of Period                           $9.838     $6.979    $4.390    $5.493
Number of Units Outstanding, End of Period                       0          0         0         0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $7.589    $5.541
Accumulation Unit Value, End of Period                           $9.895     $7.589    $5.541    $7.050
Number of Units Outstanding, End of Period                       0          0         0         0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $6.895    $4.364
Accumulation Unit Value, End of Period                           $9.911     $6.895    $4.364    $5.627
Number of Units Outstanding, End of Period                       0          0         0         0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.158   $8.971    $5.977
Accumulation Unit Value, End of Period                           $10.158    $8.971    $5.977    $7.344
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $7.630    $5.246
Accumulation Unit Value, End of Period                           $9.927     $7.630    $5.246    $6.942
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.356   $10.534   $7.781
Accumulation Unit Value, End of Period                           $10.356    $10.534   $7.781    $10.104
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.807    $8.097    $5.406
Accumulation Unit Value, End of Period                           $9.807     $8.097    $5.406    $6.551
Number of Units Outstanding, End of Period                       0          0         0         0
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.280
Accumulation Unit Value, End of Period                           -          -         $7.280    $9.919
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.844    $7.482
Accumulation Unit Value, End of Period                           $10.225    $9.844    $7.482    $9.362
Number of Units Outstanding, End of Period                       0          0         0         0
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.316   $8.514    $6.506
Accumulation Unit Value, End of Period                           $10.316    $8.514    $6.506    $8.214
Number of Units Outstanding, End of Period                       0          0         0         0
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.287
Accumulation Unit Value, End of Period                           -          -         $7.287    $10.712
Number of Units Outstanding, End of Period                       -          -         0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.817    $7.976    $5.444
Accumulation Unit Value, End of Period                           $9.817     $7.976    $5.444    $6.680
Number of Units Outstanding, End of Period                       0          0         0         0

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                                2000       2001      2002      2003

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.129   $7.244    $5.390
Accumulation Unit Value, End of Period                           $10.129    $7.244    $5.390    $6.661
Number of Units Outstanding, End of Period                       0          0         0         1,847
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.495   $9.752    $7.839
Accumulation Unit Value, End of Period                           $10.495    $9.752    $7.839    $9.828
Number of Units Outstanding, End of Period                       0          13,010    34,183    20,007
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.128   $7.260    $5.608
Accumulation Unit Value, End of Period                           $10.128    $7.260    $5.608    $6.751
Number of Units Outstanding, End of Period                       0          21,280    28,648    26,500
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.401   $8.384    $6.464
Accumulation Unit Value, End of Period                           $10.401    $8.384    $6.464    $8.177
Number of Units Outstanding, End of Period                       0          1,081     6,524     12,549
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                     $10.000    $9.869    $8.010    $5.758
Accumulation Unit Value, End of Period                           $9.869     $8.010    $5.758    $7.401
Number of Units Outstanding, End of Period                       0          0         0         1,439
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $10.319   $9.483    $8.133
Accumulation Unit Value, End of Period                           $10.319    $9.483    $8.133    $10.531
Number of Units Outstanding, End of Period                       0          9,479     24,369    9,468
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                     $10.000    $9.542    $7.383    $5.641
Accumulation Unit Value, End of Period                           $9.542     $7.383    $5.641    $7.065
Number of Units Outstanding, End of Period                       0          0         3,013     1,471
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.593    $10.488   $9.332
Accumulation Unit Value, End of Period                           $9.593     $10.488   $9.332    $11.055
Number of Units Outstanding, End of Period                       0          0         0         8,960
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.277   $5.419    $2.997
Accumulation Unit Value, End of Period                           $10.277    $5.419    $2.997    $4.733
Number of Units Outstanding, End of Period                       0          0         0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                     $10.000    $10.007   $10.304   $10.680
Accumulation Unit Value, End of Period                           $10.007    $10.304   $10.680   $10.703
Number of Units Outstanding, End of Period                       0          0         2,753     66
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                     $10.000    $10.017   $10.183   $10.135
Accumulation Unit Value, End of Period                           $10.017    $10.183   $10.135   $10.003
Number of Units Outstanding, End of Period                       0          0         390       389
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                     $10.000    $9.499    $6.757    $5.110
Accumulation Unit Value, End of Period                           $9.499     $6.757    $5.110    $6.495
Number of Units Outstanding, End of Period                       0          381       395       2,012
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                     $10.000    $10.018   $10.576   $11.130
Accumulation Unit Value, End of Period                           $10.018    $10.576   $11.130   $11.833
Number of Units Outstanding, End of Period                       0          0         4,182     5,233
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                     $10.000    $9.978    $8.892    $6.523
Accumulation Unit Value, End of Period                           $9.978     $8.892    $6.523    $8.177
Number of Units Outstanding, End of Period                       0          0         0         1,896
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                     $10.000    $10.072   $8.867    $7.834
Accumulation Unit Value, End of Period                           $10.072    $8.867    $7.834    $9.696
Number of Units Outstanding, End of Period                       0          996       10,041    13,255
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                     $10.000    $10.139   $7.380    $5.580
Accumulation Unit Value, End of Period                           $10.139    $7.380    $5.580    $6.420
Number of Units Outstanding, End of Period                       0          13,036    13,436    2,852
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $9.538    $8.299    $7.808
Accumulation Unit Value, End of Period                           $9.538     $8.299    $7.808    $11.458
Number of Units Outstanding, End of Period                       0          0         0         2,080
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.829    $8.224    $5.784
Accumulation Unit Value, End of Period                           $9.829     $8.224    $5.784    $7.084
Number of Units Outstanding, End of Period                       0          0         0         1,591
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                     $10.000    $10.199   $8.694    $6.580
Accumulation Unit Value, End of Period                           $10.199    $8.694    $6.580    $8.220
Number of Units Outstanding, End of Period                       0          0         0         25
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.295
Accumulation Unit Value, End of Period                           -          -         $7.295    $10.139
Number of Units Outstanding, End of Period                       -          -         0         815
VAN KAMPEN UIF U.S. MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.320   $9.927    $6.913
Accumulation Unit Value, End of Period                           $10.320    $9.927    $6.913    $9.591
Number of Units Outstanding, End of Period                       0          0         0         4,464
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                     $10.000    $10.025   $11.154   $10.427
Accumulation Unit Value, End of Period                           $10.025    $11.154   $10.427   $14.154
Number of Units Outstanding, End of Period                       0          0         0         723
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $8.032
Accumulation Unit Value, End of Period                           -          -         $8.032    $10.316
Number of Units Outstanding, End of Period                       -          -         0         1,032
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.838    $6.969    $4.373
Accumulation Unit Value, End of Period                           $9.838     $6.969    $4.373    $5.459
Number of Units Outstanding, End of Period                       0          0         1,362     2,229
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                     $10.000    $9.895    $7.579    $5.518
Accumulation Unit Value, End of Period                           $9.895     $7.579    $5.518    $7.007
Number of Units Outstanding, End of Period                       0          0         0         1,791
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.911    $6.886    $4.346
Accumulation Unit Value, End of Period                           $9.911     $6.886    $4.346    $5.592
Number of Units Outstanding, End of Period                       0          0         0         1,822
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                     $10.000    $10.159   $8.959    $5.953
Accumulation Unit Value, End of Period                           $10.159    $8.959    $5.953    $7.300
Number of Units Outstanding, End of Period                       0          0         0         3,110
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.927    $7.619    $5.225
Accumulation Unit Value, End of Period                           $9.927     $7.619    $5.225    $6.900
Number of Units Outstanding, End of Period                       0          0         0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.359   $10.519   $7.750
Accumulation Unit Value, End of Period                           $10.359    $10.519   $7.750    $10.043
Number of Units Outstanding, End of Period                       0          0         2,436     7,853
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                     $10.000    $9.807    $8.086    $5.384
Accumulation Unit Value, End of Period                           $9.807     $8.086    $5.384    $6.512
Number of Units Outstanding, End of Period                       0          0         0         0
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.271
Accumulation Unit Value, End of Period                           -          -         $7.271    $9.886
Number of Units Outstanding, End of Period                       -          -         0         0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP FRANKLIN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                     -          -         -         -
Accumulation Unit Value, End of Period                           -          -         -         -
Number of Units Outstanding, End of Period                       -          -         -         -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                     $10.000    $10.225   $9.831    $7.451
Accumulation Unit Value, End of Period                           $10.225    $9.831    $7.451    $9.306
Number of Units Outstanding, End of Period                       0          0         0         0
PUTNAM VT INTERNATIONAL EQUITY (3)
Accumulation Unit Value, Beginning of Period                     $10.000    $10.316   $8.502    $6.479
Accumulation Unit Value, End of Period                           $10.316    $8.502    $6.479    $8.164
Number of Units Outstanding, End of Period                       0          0         0         1,296
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                     -          -         $10.000   $7.277
Accumulation Unit Value, End of Period                           -          -         $7.277    $10.676
Number of Units Outstanding, End of Period                       -          -         0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                     $10.000    $9.817    $7.965    $5.421
Accumulation Unit Value, End of Period                           $9.817     $7.965    $5.421    $6.639
Number of Units Outstanding, End of Period                       0          0         0         1,508

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB portfolio is no longer available for new investments. If you are currently invested in this portfolio, you may continue your investment. If, as of July 15, 2003, you were currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.


*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.


AssetManager Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II AssetManager Contracts.

No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, AIM V.I. MID CAP CORE EQUITY, FTVIP FRANKLIN HIGH INCOME, FTVIP Franklin Income Securities, FTVIP MUTUAL SHARES SECURITIES and FTVIP Templeton Foreign Securities Variable Sub-Accounts which were first offered on May 1, 2004.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, PERFORMANCE DEATH BENEFIT OR PERFORMANCE INCOME BENEFIT OPTION
--------------------------------------------------------------------------------



For the Years begining January 1* and ending December 31,                   1998     1999     2000      2001     2002

MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                  -      $10.000  $14.440   $13.950   $9.808
Accumulation Unit Value, End of Period                                        -      $14.440  $13.950    $9.808   $7.462
Number of Units Outstanding, End of Period                                    -       40,515  169,792   146,885  113,524
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.095   $9.685   $10.026   $9.342
Accumulation Unit Value, End of Period                                      $10.095   $9.685  $10.026    $9.342   $7.528
Number of Units Outstanding, End of Period                                  165,990  662,841  676,030   595,066  482,111
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000  $10.267  $16.005   $13.790   $9.912
Accumulation Unit Value, End of Period                                      $10.267  $16.005  $13.790    $9.912   $7.676
Number of Units Outstanding, End of Period                                   80,117  471,331  719,408   593,026  488,242
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.008  $11.432   $10.686   $8.638
Accumulation Unit Value, End of Period                                       $9.008  $11.432  $10.686    $8.638   $6.677
Number of Units Outstanding, End of Period                                  206,430  194,903  317,816   219,597  178,237
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.562  $11.926    $9.686   $7.299
Accumulation Unit Value, End of Period                                       $9.652  $11.926   $9.686    $7.299   $5.681
Number of Units Outstanding, End of Period                                   24,807   72,820  186,984   126,986   92,545
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.881  $11.135   $10.673   $9.835
Accumulation Unit Value, End of Period                                       $9.881  $11.135  $10.673    $9.835   $8.457
Number of Units Outstanding, End of Period                                   39,311  128,434  151,997   123,727  108,424
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $8.861   $8.593    $5.726   $3.728
Accumulation Unit Value, End of Period                                       $8.861   $8.593   $5.726    $3.728   $3.403
Number of Units Outstanding, End of Period                                   38,215  123,235   97,153    95,027   63,206
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.679  $10.186   $10.030  $10.085
Accumulation Unit Value, End of Period                                       $9.679  $10.186  $10.030   $10.085   $9.156
Number of Units Outstanding, End of Period                                   16,832   52,500   44,355    41,961   32,451
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                  -        -        -       $10.000   $5.214
Accumulation Unit Value, End of Period                                        -        -        -        $5.214   $2.917
Number of Units Outstanding, End of Period                                    -        -        -         5,812    4,384
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                  -      $10.000  $10.040   $10.447  $10.958
Accumulation Unit Value, End of Period                                        -      $10.040  $10.447   $10.958  $11.209
Number of Units Outstanding, End of Period                                    -       11,485   17,362    54,309  101,742
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.147  $10.450   $10.896  $11.127
Accumulation Unit Value, End of Period                                      $10.147  $10.450  $10.896   $11.127  $11.084
Number of Units Outstanding, End of Period                                   85,827  436,501  507,405   390,317  614,965
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.987  $17.938   $11.733   $8.369
Accumulation Unit Value, End of Period                                      $10.987  $17.938  $11.733    $8.369   $6.345
Number of Units Outstanding, End of Period                                    1,623   38,449   53,153    33,317   32,046
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                $10.000  $10.353   $9.737   $10.633  $11.451
Accumulation Unit Value, End of Period                                      $10.353   $9.737  $10.633   $11.451  $11.876
Number of Units Outstanding, End of Period                                   52,778  249,824  240,877   253,101  234,391
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000  $10.376  $12.263   $10.924   $9.423
Accumulation Unit Value, End of Period                                      $10.376  $12.263  $10.924    $9.423   $7.179
Number of Units Outstanding, End of Period                                  104,952  349,707  461,674   370,671  326,642
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000  $10.337  $11.920   $11.914  $10.518
Accumulation Unit Value, End of Period                                      $10.337  $11.920  $11.914   $10.518   $9.316
Number of Units Outstanding, End of Period                                   24,056  162,824  255,791   232,782  190,104
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000  $10.898  $12.073   $12.229   $8.925
Accumulation Unit Value, End of Period                                      $10.898  $12.073  $12.229    $8.925   $6.767
Number of Units Outstanding, End of Period                                   33,289  165,102  237,119   165,598  138,463
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $8.114  $15.529    $9.326   $8.572
Accumulation Unit Value, End of Period                                       $8.114  $15.529   $9.326    $8.572   $7.675
Number of Units Outstanding, End of Period                                    3,925   16,698   23,245    15,996   12,851
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.877  $13.539   $11.746   $9.800
Accumulation Unit Value, End of Period                                       $9.877  $13.539  $11.746    $9.800   $6.948
Number of Units Outstanding, End of Period                                   17,925  104,259  160,415   117,282   94,744
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $8.758  $10.777    $9.278   $7.359
Accumulation Unit Value, End of Period                                       $8.758  $10.777   $9.278    $7.359   $6.017
Number of Units Outstanding, End of Period                                    9,575   30,807   54,387    60,763   43,277
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $7.308
Number of Units Outstanding, End of Period                                    -        -        -        -           245
VAN KAMPEN UIF MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                                  -        -        -       $10.000  $12.092
Accumulation Unit Value, End of Period                                        -        -        -       $12.092   $8.555
Number of Units Outstanding, End of Period                                    -        -        -        -        16,432
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.110   $8.822   $11.211  $12.104
Accumulation Unit Value, End of Period                                       $9.110   $8.822  $11.211   $12.104  $11.723
Number of Units Outstanding, End of Period                                   17,463   33,042   36.603    34,032   41,533
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
Accumulation Unit Value, Beginning of Period                                  -        -        -        -         -
Accumulation Unit Value, End of Period                                        -        -        -        -         -
Number of Units Outstanding, End of Period                                    -        -        -        -         -
VAN KAMPEN LIT COMSTOCK (CLASS I)
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $8.046
Number of Units Outstanding, End of Period                                    -        -        -        -        11,379
VAN KAMPEN LIT EMERGING GROWTH (CLASS I)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.504  $21.101   $18.637  $12.548
Accumulation Unit Value, End of Period                                      $10.504  $21.101  $18.637   $12.548   $8.327
Number of Units Outstanding, End of Period                                   31,051  108,684  215,874   356,106  151,811
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $8.803
Number of Units Outstanding, End of Period                                    -        -        -        -         2,819
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $7.391
Number of Units Outstanding, End of Period                                    -        -        -        -           105
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $7.577
Number of Units Outstanding, End of Period                                    -        -        -        -         4,739
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $8.214
Number of Units Outstanding, End of Period                                    -        -        -        -           780
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $8.448
Number of Units Outstanding, End of Period                                    -        -        -        -        30,097
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $7.745
Number of Units Outstanding, End of Period                                    -        -        -        -         2,185
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $7.283
Number of Units Outstanding, End of Period                                    -        -        -        -             0
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $8.463
Number of Units Outstanding, End of Period                                    -        -        -        -         3,249
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $8.760
Number of Units Outstanding, End of Period                                    -        -        -        -         3,143
PUTNAM VT SMALL CAP VALUE (4)
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $7.290
Number of Units Outstanding, End of Period                                    -        -        -        -         2,498
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                  -        -        -        -       $10.000
Accumulation Unit Value, End of Period                                        -        -        -        -        $7.966
Number of Units Outstanding, End of Period                                    -        -        -        -           602



For the Years begining January 1* and ending December 31,                   2003
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $7.462
Accumulation Unit Value, End of Period                                    $9.246
Number of Units Outstanding, End of Period                                101,331
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $7.528
Accumulation Unit Value, End of Period                                    $9.464
Number of Units Outstanding, End of Period                                410,795
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $7.676
Accumulation Unit Value, End of Period                                    $9.266
Number of Units Outstanding, End of Period                                428,325
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                              $6.677
Accumulation Unit Value, End of Period                                    $8.468
Number of Units Outstanding, End of Period                                163,529
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $5.681
Accumulation Unit Value, End of Period                                    $7.322
Number of Units Outstanding, End of Period                                86,028
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $8.457
Accumulation Unit Value, End of Period                                    $10.979
Number of Units Outstanding, End of Period                                98,048
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $3.403
Accumulation Unit Value, End of Period                                    $4.273
Number of Units Outstanding, End of Period                                81,484
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $9.156
Accumulation Unit Value, End of Period                                    $10.875
Number of Units Outstanding, End of Period                                30,882
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                              $2.917
Accumulation Unit Value, End of Period                                    $4.618
Number of Units Outstanding, End of Period                                18,200
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $11.209
Accumulation Unit Value, End of Period                                    $11.263
Number of Units Outstanding, End of Period                                75,168
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $11.084
Accumulation Unit Value, End of Period                                    $10.967
Number of Units Outstanding, End of Period                                564,622
MORGAN STANLEY VIS PACIFIC GROWTH (2)
Accumulation Unit Value, Beginning of Period                              $6.345
Accumulation Unit Value, End of Period                                    $8.086
Number of Units Outstanding, End of Period                                29,835
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                              $11.876
Accumulation Unit Value, End of Period                                    $12.660
Number of Units Outstanding, End of Period                                192,436
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $7.179
Accumulation Unit Value, End of Period                                    $9.023
Number of Units Outstanding, End of Period                                330,555
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $9.316
Accumulation Unit Value, End of Period                                    $11.560
Number of Units Outstanding, End of Period                                181,867
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $6.767
Accumulation Unit Value, End of Period                                    $7.805
Number of Units Outstanding, End of Period                                126,341
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(CLASS I)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $7.675
Accumulation Unit Value, End of Period                                    $11.292
Number of Units Outstanding, End of Period                                19,959
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $6.948
Accumulation Unit Value, End of Period                                    $8.533
Number of Units Outstanding, End of Period                                85,292
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $6.017
Accumulation Unit Value, End of Period                                    $7.537
Number of Units Outstanding, End of Period                                74,192
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              $7.308
Accumulation Unit Value, End of Period                                    $10.183
Number of Units Outstanding, End of Period                                5,371
VAN KAMPEN UIF MID CAP VALUE (1)
Accumulation Unit Value, Beginning of Period                              $8.555
Accumulation Unit Value, End of Period                                    $11.899
Number of Units Outstanding, End of Period                                21,782
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $11.804
Accumulation Unit Value, End of Period                                    $15.955
Number of Units Outstanding, End of Period                                32,044
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
Accumulation Unit Value, Beginning of Period                                  -
Accumulation Unit Value, End of Period                                        -
Number of Units Outstanding, End of Period                                    -
VAN KAMPEN LIT COMSTOCK (CLASS I)
Accumulation Unit Value, Beginning of Period                              $8.046
Accumulation Unit Value, End of Period                                    $10.361
Number of Units Outstanding, End of Period                                45,929
VAN KAMPEN LIT EMERGING GROWTH (CLASS I)
Accumulation Unit Value, Beginning of Period                              $8.327
Accumulation Unit Value, End of Period                                    $10.424
Number of Units Outstanding, End of Period                                131,014
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $8.803
Accumulation Unit Value, End of Period                                    $11.207
Number of Units Outstanding, End of Period                                1,895
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                              $7.391
Accumulation Unit Value, End of Period                                    $9.535
Number of Units Outstanding, End of Period                                128
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                              $7.577
Accumulation Unit Value, End of Period                                    $9.316
Number of Units Outstanding, End of Period                                5,093
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $8.214
Accumulation Unit Value, End of Period                                    $10.876
Number of Units Outstanding, End of Period                                2,629
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $8.448
Accumulation Unit Value, End of Period                                    $10.976
Number of Units Outstanding, End of Period                                44,199
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                              $7.745
Accumulation Unit Value, End of Period                                    $9.391
Number of Units Outstanding, End of Period                                2,185
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                              $7.283
Accumulation Unit Value, End of Period                                    $9.929
Number of Units Outstanding, End of Period                                1,992
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $8.463
Accumulation Unit Value, End of Period                                    $10.597
Number of Units Outstanding, End of Period                                3,572
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $8.760
Accumulation Unit Value, End of Period                                    $11.067
Number of Units Outstanding, End of Period                                3,596
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                              $7.290
Accumulation Unit Value, End of Period                                    $10.723
Number of Units Outstanding, End of Period                                2,856
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $7.966
Accumulation Unit Value, End of Period                                    $9.781
Number of Units Outstanding, End of Period                                599

(1) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class X was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.


*The Contracts including the Enhanced Death Benefit Option, the Performance
   Death Benefit Option, and the Performance Income Benefit Option were first offered on July 20, 1998. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the MORGAN STANLEY VIS LIMITED DURATION and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Information Sub-Account which commenced operations on November 6, 2000, and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, ALLIANCEBERNSTEIN Variable Products Series Fund and Putnam Variable Trust, and the Van Kampen UIF Mid Cap Growth, Van Kampen UIF Mid Cap Value, Van Kampen LIT Comstock and LSA AGGRESSIVE GROWTH (3) Sub-Accounts which were first offered under the Contracts on May 1, 2002. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company              Statement of Additional Information
Allstate Financial Advisors Separate Account I                 Dated May 1, 2004
544 Lakeview Parkway, Suite 300
Vernon Hills, IL  60061
1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2004, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,579,493, $24,837,384 and $30,408,546 for the years 2001, 2002 and 2003 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Independent Auditors' Reports) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and related financial statement schedules, and


o the financial statements of Allstate Financial Advisors Separate Account I as of December 31, 2003 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.





                                   APPENDIX A

                            ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Morgan Stanley VIS Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts which were first offered on May 1, 2004.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                 2000         2001         2002         2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $ 9.670      $6.801       $5.171
Accumulation Unit Value, End of Period                                           $9.670       $ 6.801      $5.171       $6.408
Number of Units Outstanding, End of Period                                       383,413      454,677      62,720       417,628
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.675      $9.948       $8.014
Accumulation Unit Value, End of Period                                           $10.675      $9.948       $8.014       $10.070
Number of Units Outstanding, End of Period                                       438,718      1,236,410    1,359,754    1,396,083
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.521       $6.841       $5.295
Accumulation Unit Value, End of Period                                           $9.521       $6.841       $5.295       $6.393
Number of Units Outstanding, End of Period                                       1,035,141    1,706,161    1,693,321    1,683,190
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.183       $7.426       $5.742
Accumulation Unit Value, End of Period                                           $9.183       $7.426       $5.742       $7.282
Number of Units Outstanding, End of Period                                       284,828      418,373      395,883      425,781
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.407       $6.334       $4.934
Accumulation Unit Value, End of Period                                           $8.407       $6.334       $4.934       $6.356
Number of Units Outstanding, End of Period                                       181,032      227,577      151,012      145,534
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.924       $9.147       $7.866
Accumulation Unit Value, End of Period                                           $9.924       $9.147       $7.866       $10.203
Number of Units Outstanding, End of Period                                       73,926       176,270      287,520      333,317
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.939       $4.518       $4.124
Accumulation Unit Value, End of Period                                           $6.939       $4.518       $4.124       $5.178
Number of Units Outstanding, End of Period                                       40,393       179,817      243,294      421,935
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.022      $10.082      $9.143
Accumulation Unit Value, End of Period                                           $10.022      $10.082      $9.143       $10.857
Number of Units Outstanding, End of Period                                       17,095       108,292      164,567      206,462
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.290       $5.218       $2.916
Accumulation Unit Value, End of Period                                           $9.290       $5.218       $2.916       $4.614
Number of Units Outstanding, End of Period                                       57,578       146,827      146,097      175,714
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.295      $10.802      $11.048
Accumulation Unit Value, End of Period                                           $10.295      $10.802      $11.048      $11.101
Number of Units Outstanding, End of Period                                       32,340       200,505      576,822      602,541
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.254      $10.471      $10.429
Accumulation Unit Value, End of Period                                           $10.254      $10.471      $10.429      $10.319
Number of Units Outstanding, End of Period                                       333,297      951,781      1,463,833    908,235
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.267       $5.208       $3.922
Accumulation Unit Value, End of Period                                           $7.267       $5.208       $3.922       $4.954
Number of Units Outstanding, End of Period                                       12,627       6,055        35,542       63,616
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.741      $11.569      $11.999
Accumulation Unit Value, End of Period                                           $10.741      $11.569      $11.999      $12.779
Number of Units Outstanding, End of Period                                       106,629      644,029      956,318      829,644
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.952       $7.715       $5.878
Accumulation Unit Value, End of Period                                           $8.952       $7.715       $5.878       $7.387
Number of Units Outstanding, End of Period                                       424,465      1,051,174    1,366,831    1,426,535
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.915       $8.752       $7.751
Accumulation Unit Value, End of Period                                           $9.915       $8.752       $7.751       $9.614
Number of Units Outstanding, End of Period                                       474,436      917,051      1,027,725    1,038,099
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.122      $7.381       $5.594
Accumulation Unit Value, End of Period                                           $10.122      $7.381       $5.594       $6.459
Number of Units Outstanding, End of Period                                       377,975      647,789      595,281      584,580
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.381       $5.879       $5.277
Accumulation Unit Value, End of Period                                           $6.381       $5.879       $5.277       $7.782
Number of Units Outstanding, End of Period                                       31,762       66,955       118,128      112,751
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.329       $6.966       $4.951
Accumulation Unit Value, End of Period                                           $8.329       $6.966       $4.951       $6.094
Number of Units Outstanding, End of Period                                       441,371      657,405      595,843      559,323
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.047       $7.194       $5.896
Accumulation Unit Value, End of Period                                           $9.047       $7.194       $5.896       $7.403
Number of Units Outstanding, End of Period                                       38,115       134,109      133,204      169,601
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.319
Accumulation Unit Value, End of Period                                           -            -            $7.319       $10.224
Number of Units Outstanding, End of Period                                       -            -            50,957       107,052
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.224      $9.755       $6.918
Accumulation Unit Value, End of Period                                           $10.224      $9.755       $6.918       $9.646
Number of Units Outstanding, End of Period                                       88,818       432,708      600,780      583,068
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000      $11.494      $12.439      $12.076
Accumulation Unit Value, End of Period                                           $11.494      $12.439      $12.076      $16.476
Number of Units Outstanding, End of Period                                       25,524       72,958       131,902      139,260
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $8.047
Accumulation Unit Value, End of Period                                           -            -            $8.047       $10.369
Number of Units Outstanding, End of Period                                       -            -            280,004      506,782
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.123       $5.483       $3.647
Accumulation Unit Value, End of Period                                           $8.123       $5.483       $3.647       $4.576
Number of Units Outstanding, End of Period                                       788,781      840,217      684,505      640,748
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                     -            $10.000      $8.099       $5.374
Accumulation Unit Value, End of Period                                           -            $8.099       $5.374       $6.727
Number of Units Outstanding, End of Period                                       -            172,187      270,543      292,764
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.279       $6.257       $4.664
Accumulation Unit Value, End of Period                                           $8.279       $6.257       $4.664       $5.952
Number of Units Outstanding, End of Period                                       255,570      334,318      350,929      330,297
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.394       $4.816       $3.276
Accumulation Unit Value, End of Period                                           $7.394       $4.816       $3.276       $4.236
Number of Units Outstanding, End of Period                                       213,188      309,959      366,410      369,544
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.315       $7.163       $4.922
Accumulation Unit Value, End of Period                                           $8.315       $7.163       $4.922       $6.066
Number of Units Outstanding, End of Period                                       473,796      920,110      936,784      811,910
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.994       $6.014       $4.250
Accumulation Unit Value, End of Period                                           $7.994       $6.014       $4.250       $5.641
Number of Units Outstanding, End of Period                                       132,881      228,473      214,930      255,157
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.235      $10.099      $7.735
Accumulation Unit Value, End of Period                                           $10.235      $10.099      $7.735       $10.074
Number of Units Outstanding, End of Period                                       146,820      1,033,578    1,215,178    1,184,630
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.973       $6.488       $4.421
Accumulation Unit Value, End of Period                                           $7.973       $6.488       $4.421       $5.374
Number of Units Outstanding, End of Period                                       403,783      539,301      541,542      533,138
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.295
Accumulation Unit Value, End of Period                                           -            -            $7.295       $9.969
Number of Units Outstanding, End of Period                                       -            -            9,261        16,818
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.556      $9.735       $7.771
Accumulation Unit Value, End of Period                                           $10.556      $9.735       $7.771       $9.753
Number of Units Outstanding, End of Period                                       3,293        285,053      344,419      304,659
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.009       $7.046       $5.716
Accumulation Unit Value, End of Period                                           $9.009       $7.046       $5.716       $7.239
Number of Units Outstanding, End of Period                                       267,159      434,350      588,980      533,525
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.301
Accumulation Unit Value, End of Period                                           -            -            $7.301       $10.766
Number of Units Outstanding, End of Period                                       -            -            71,944       123,936
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.111       $6.200       $4.488
Accumulation Unit Value, End of Period                                           $8.111       $6.200       $4.488       $5.524
Number of Units Outstanding, End of Period                                       307,692      600,738      662,928      621,618

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE   CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  DEATH  BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31),
VARIABLE SUB-ACCOUNT                                                                 2000         2001         2002          2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.664       $6.789       $5.156
Accumulation Unit Value, End of Period                                           $9.664       $6.789       $5.156       $6.383
Number of Units Outstanding, End of Period                                       256,441      436,004      500,733      490,963
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.669      $9.930       $7.991
Accumulation Unit Value, End of Period                                           $10.669      $9.930       $7.991       $10.030
Number of Units Outstanding, End of Period                                       279,490      994,366      1,381,111    1,488,302
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.515       $6.829       $5.280
Accumulation Unit Value, End of Period                                           $9.515       $6.829       $5.280       $6.368
Number of Units Outstanding, End of Period                                       692,900      1,351,618    1,722,405    1,791,930
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.178       $7.414       $5.726
Accumulation Unit Value, End of Period                                           $9.178       $7.414       $5.726       $7.253
Number of Units Outstanding, End of Period                                       222,221      359,098      441,085      462,045
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.402       $6.323       $4.920
Accumulation Unit Value, End of Period                                           $8.402       $6.323       $4.920       $6.331
Number of Units Outstanding, End of Period                                       110,885      137,873      127,797      133,453
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.918       $9.131       $7.844
Accumulation Unit Value, End of Period                                           $9.918       $9.131       $7.844       $10.163
Number of Units Outstanding, End of Period                                       34,125       173,267      358,014      446,295
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.935       $4.510       $4.112
Accumulation Unit Value, End of Period                                           $6.935       $4.510       $4.112       $5.157
Number of Units Outstanding, End of Period                                       139,820      213,247      335,188      642,860
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.016      $10.065      $9.118
Accumulation Unit Value, End of Period                                           $10.016      $10.065      $9.118       $10.814
Number of Units Outstanding, End of Period                                       36,714       150,236      248,486      1,168,417
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.289       $5.211       $2.909
Accumulation Unit Value, End of Period                                           $9.289       $5.211       $2.909       $4.598
Number of Units Outstanding, End of Period                                       26,108       170,133      152,195      172,759
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.289      $10.783      $11.017
Accumulation Unit Value, End of Period                                           $10.289      $10.783      $11.017      $11.058
Number of Units Outstanding, End of Period                                       21,819       335,922      858,697      1,125,940
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.248      $10.453      $10.400
Accumulation Unit Value, End of Period                                           $10.248      $10.453      $10.400      $10.278
Number of Units Outstanding, End of Period                                       322,690      1,095,666    1,597,019    1,123,944
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.262       $5.199       $3.911
Accumulation Unit Value, End of Period                                           $7.262       $5.199       $3.911       $4.935
Number of Units Outstanding, End of Period                                       28,422       41,466       46,398       45,644
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.248      $11.549      $11.965
Accumulation Unit Value, End of Period                                           $10.248      $11.549      $11.965      $12.729
Number of Units Outstanding, End of Period                                       83,975       821,947      1,812,603    1,527,428
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.946       $7.702       $5.862
Accumulation Unit Value, End of Period                                           $8.946       $7.702       $5.862       $7.358
Number of Units Outstanding, End of Period                                       283,453      851,343      1,585,106    2,047,393
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.909       $8.837       $7.729
Accumulation Unit Value, End of Period                                           $9.909       $8.837       $7.729       $9.577
Number of Units Outstanding, End of Period                                       456,525      932,911      1,309,753    1,377,829
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.116      $7.369       $5.578
Accumulation Unit Value, End of Period                                           $10.116      $7.369       $5.578       $6.433
Number of Units Outstanding, End of Period                                       357,734      564,418      668,026      734,509
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.377       $5.869       $5.262
Accumulation Unit Value, End of Period                                           $6.377       $5.869       $5.262       $7.752
Number of Units Outstanding, End of Period                                       78,128       125,949      172,084      144,846
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.324       $6.954       $4.937
Accumulation Unit Value, End of Period                                           $8.324       $6.954       $4.937       $6.071
Number of Units Outstanding, End of Period                                       301,548      431,332      456,897      532,130
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.041       $7.181       $5.880
Accumulation Unit Value, End of Period                                           $9.041       $7.181       $5.880       $7.374
Number of Units Outstanding, End of Period                                       73,831       120,221      163,628      236,961
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.314
Accumulation Unit Value, End of Period                                           -            -            $7.314       $10.205
Number of Units Outstanding, End of Period                                       -            -            78,423       184,747
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.217      $9.739       $6.899
Accumulation Unit Value, End of Period                                           $10.217      $9.739       $6.899       $9.609
Number of Units Outstanding, End of Period                                       98,471       484,236      930,000      1,028,980
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000      $11.487      $12.418      $12.042
Accumulation Unit Value, End of Period                                           $11.487      $12.418      $12.042      $16.411
Number of Units Outstanding, End of Period                                       23,718       90,218       200,431      234,006
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $8.041
Accumulation Unit Value, End of Period                                           -            -            $8.041       $10.350
Number of Units Outstanding, End of Period                                       -            -            663,761      1,266,222
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.118       $5.473       $3.637
Accumulation Unit Value, End of Period                                           $8.118       $5.473       $3.637       $4.558
Number of Units Outstanding, End of Period                                       663,700      845,177      708,543      656,167
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                     -            $10.000      $8.094       $5.364
Accumulation Unit Value, End of Period                                           -            $8.094       $5.364       $6.707
Number of Units Outstanding, End of Period                                       -            182,095      495,589      500,983
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.273       $6.247       $4.650
Accumulation Unit Value, End of Period                                           $8.273       $6.247       $4.650       $5.928
Number of Units Outstanding, End of Period                                       146,236      267,191      412,123      599,760
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.389       $4.808       $3.266
Accumulation Unit Value, End of Period                                           $7.389       $4.808       $3.266       $4.219
Number of Units Outstanding, End of Period                                       130,991      261,294      300,698      639,602
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.310       $7.151       $4.908
Accumulation Unit Value, End of Period                                           $8.310       $7.151       $4.908       $6.042
Number of Units Outstanding, End of Period                                       345,205      940,100      976,836      942,645
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.989       $6.003       $4.238
Accumulation Unit Value, End of Period                                           $7.989       $6.003       $4.238       $5.619
Number of Units Outstanding, End of Period                                       126,220      223,872      302,481      421,273
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.228      $10.081      $7.713
Accumulation Unit Value, End of Period                                           $10.228      $10.081      $7.713       $10.035
Number of Units Outstanding, End of Period                                       139,161      1,024,922    1,562,496    1,690,954
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.968       $6.477       $4.408
Accumulation Unit Value, End of Period                                           $7.968       $6.477       $4.408       $5.353
Number of Units Outstanding, End of Period                                       373,195      577,287      602,725      766,215
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.290
Accumulation Unit Value, End of Period                                           -            -            $7.290       $9.951
Number of Units Outstanding, End of Period                                       -            -            19,569       32,749
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.549      $9.718       $7.749
Accumulation Unit Value, End of Period                                           $10.549      $9.718       $7.749       $9.715
Number of Units Outstanding, End of Period                                       59,847       313,375      545,726      744,288
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.003       $7.034       $5.700
Accumulation Unit Value, End of Period                                           $9.003       $7.034       $5.700       $7.210
Number of Units Outstanding, End of Period                                       180,652      401,979      569,619      564,642
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.296
Accumulation Unit Value, End of Period                                           -            -            $7.296       $10.746
Number of Units Outstanding, End of Period                                       -            -            305,980      445,143
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.106       $6.189       $4.475
Accumulation Unit Value, End of Period                                           $8.106       $6.189       $4.475       $5.502
Number of Units Outstanding, End of Period                                       292,798      570,627      734,266      661,226

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.



*Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.







ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE  CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  INCOME  BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                 2000         2001         2002         2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.661       $6.783       $5.148
Accumulation Unit Value, End of Period                                           $9.661       $6.783       $5.148       $6.369
Number of Units Outstanding, End of Period                                       42,754       174,685      256,420      295,950
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.665      $9.921       $7.979
Accumulation Unit Value, End of Period                                           $10.665      $9.921       $7.979       $10.009
Number of Units Outstanding, End of Period                                       21,693       235,720      421,155      500,347
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.512       $6.823       $5.272
Accumulation Unit Value, End of Period                                           $9.512       $6.823       $5.272       $6.355
Number of Units Outstanding, End of Period                                       85,912       365,394      584,017      663,185
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.175       $7.407       $5.717
Accumulation Unit Value, End of Period                                           $9.175       $7.407       $5.717       $7.238
Number of Units Outstanding, End of Period                                       33,630       125,570      273,929      298,415
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.399       $6.317       $4.912
Accumulation Unit Value, End of Period                                           $8.399       $6.317       $4.912       $6.318
Number of Units Outstanding, End of Period                                       29,414       52,850       75,455       95,232
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.914       $9.123       $7.832
Accumulation Unit Value, End of Period                                           $9.914       $9.123       $7.832       $10.141
Number of Units Outstanding, End of Period                                       725          71,662       195,517      283,850
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.933       $4.506       $4.106
Accumulation Unit Value, End of Period                                           $6.933       $4.506       $4.106       $5.146
Number of Units Outstanding, End of Period                                       6,400        60,626       144,983      313,755
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.013      $10.055      $9.103
Accumulation Unit Value, End of Period                                           $10.013      $10.055      $9.103       $10.791
Number of Units Outstanding, End of Period                                       0            37,712       82,651       129,269
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.288       $5.208       $2.905
Accumulation Unit Value, End of Period                                           $9.288       $5.208       $2.905       $4.589
Number of Units Outstanding, End of Period                                       1,995        67,595       119,487      166,922
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.285      $10.773      $11.000
Accumulation Unit Value, End of Period                                           $10.285      $10.773      $11.000      $11.034
Number of Units Outstanding, End of Period                                       8,832        139,644      562,816      651,487
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.244      $10.443      $10.384
Accumulation Unit Value, End of Period                                           $10.244      $10.443      $10.384      $10.256
Number of Units Outstanding, End of Period                                       42,625       473,269      651,222      349,472
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.260       $5.194       $3.905
Accumulation Unit Value, End of Period                                           $7.260       $5.194       $3.905       $4.924
Number of Units Outstanding, End of Period                                       2,401        9,287        47,417       91,870
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.730      $11.538      $11.947
Accumulation Unit Value, End of Period                                           $10.730      $11.538      $11.947      $12.702
Number of Units Outstanding, End of Period                                       11,910       208,135      449,444      438,057
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.943       $7.694       $5.853
Accumulation Unit Value, End of Period                                           $8.943       $7.694       $5.853       $7.342
Number of Units Outstanding, End of Period                                       18,563       314,650      639,982      827,234
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.905       $8.729       $7.717
Accumulation Unit Value, End of Period                                           $9.905       $8.729       $7.717       $9.556
Number of Units Outstanding, End of Period                                       18,516       202,350      296,576      396,752
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.113      $7.362       $5.570
Accumulation Unit Value, End of Period                                           $10.113      $7.362       $5.570       $6.420
Number of Units Outstanding, End of Period                                       14,072       113,013      146,863      153,059
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.375       $5.863       $5.254
Accumulation Unit Value, End of Period                                           $6.375       $5.863       $5.254       $7.735
Number of Units Outstanding, End of Period                                       28,025       39,539       126,816      163,520
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.321       $6.947       $4.929
Accumulation Unit Value, End of Period                                           $8.321       $6.947       $4.929       $6.058
Number of Units Outstanding, End of Period                                       28,025       66,571       157,942      255,722
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.038       $7.175       $5.871
Accumulation Unit Value, End of Period                                           $9.038       $7.175       $5.871       $7.358
Number of Units Outstanding, End of Period                                       6,737        44,320       83,338       135,827
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.311
Accumulation Unit Value, End of Period                                           -            -            $7.311       $10.195
Number of Units Outstanding, End of Period                                       -            -            42,389       112,784
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.214      $9.729       $6.888
Accumulation Unit Value, End of Period                                           $10.214      $9.729       $6.888       $9.588
Number of Units Outstanding, End of Period                                       13,153       289,059      570,396      644,672
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000      $11.483      $12.406      $12.024
Accumulation Unit Value, End of Period                                           $11.483      $12.406      $12.024      $16.376
Number of Units Outstanding, End of Period                                       4,475        42,773       147,714      167,421
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $8.038
Accumulation Unit Value, End of Period                                           -            -            $8.038       $10.339
Number of Units Outstanding, End of Period                                       -            -            299,434      655,388
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.115       $5.468       $3.631
Accumulation Unit Value, End of Period                                           $8.115       $5.468       $3.631       $4.548
Number of Units Outstanding, End of Period                                       196,257      281,050      260.975      249,079
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                     -            $10.000      $8.090       $5.359
Accumulation Unit Value, End of Period                                           -            $8.090       $5.359       $6.697
Number of Units Outstanding, End of Period                                       -            219,730      474,867      564,240
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.271       $6.241       $4.643
Accumulation Unit Value, End of Period                                           $8.271       $6.241       $4.643       $5.916
Number of Units Outstanding, End of Period                                       6,211        96,658       231,645      287,723
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.387       $4.803       $3.261
Accumulation Unit Value, End of Period                                           $7.387       $4.803       $3.261       $4.210
Number of Units Outstanding, End of Period                                       9,309        42,720       100,938      166,376
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.307       $7.144       $4.901
Accumulation Unit Value, End of Period                                           $8.307       $7.144       $4.901       $6.029
Number of Units Outstanding, End of Period                                       81,095       260,592      379,930      357,098
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.987       $5.997       $4.232
Accumulation Unit Value, End of Period                                           $7.987       $5.997       $4.232       $5.607
Number of Units Outstanding, End of Period                                       8,756        104,686      136,411      183,502
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.225      $10.072      $7.701
Accumulation Unit Value, End of Period                                           $10.225      $10.072      $7.701       $10.013
Number of Units Outstanding, End of Period                                       7,310        426,575      770,127      815,187
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.965       $6.471       $4.402
Accumulation Unit Value, End of Period                                           $7.965       $6.471       $4.402       $5.341
Number of Units Outstanding, End of Period                                       30,555       141,332      266,582      298,215
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.287
Accumulation Unit Value, End of Period                                           -            -            $7.287       $9.941
Number of Units Outstanding, End of Period                                       -            -            14,752       43,416
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.546      $9.709       $7.737
Accumulation Unit Value, End of Period                                           $10.546      $9.709       $7.737       $9.694
Number of Units Outstanding, End of Period                                       10,484       59,852       122,668      143,446
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.000       $7.028       $5.691
Accumulation Unit Value, End of Period                                           $9.000       $7.028       $5.691       $7.195
Number of Units Outstanding, End of Period                                       23,069       229,523      513,582      600,746
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.293
Accumulation Unit Value, End of Period                                           -            -            $7.293       $10.735
Number of Units Outstanding, End of Period                                       -            -            117,413      204,374
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.103       $6.183       $4.468
Accumulation Unit Value, End of Period                                           $8.103       $6.183       $4.468       $5.490
Number of Units Outstanding, End of Period                                       94,544       203,000      374,566      442,740

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                 2000         2001         2002          2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.650       $6.762       $5.122
Accumulation Unit Value, End of Period                                           $9.650       $6.762       $5.122       $6.324
Number of Units Outstanding, End of Period                                       469,487      1,061,789    1,360,374    1,518,112
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.653      $9.890       $7.938
Accumulation Unit Value, End of Period                                           $10.653      $9.890       $7.938       $9.937
Number of Units Outstanding, End of Period                                       271,910      1,578,584    2,860,148    3,379,413
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.501       $6.801       $5.244
Accumulation Unit Value, End of Period                                           $9.501       $6.801       $5.244       $6.309
Number of Units Outstanding, End of Period                                       774,487      2,807,145    4,539,999    5,149,626
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.164       $7.383       $5.688
Accumulation Unit Value, End of Period                                           $9.164       $7.383       $5.688       $7.186
Number of Units Outstanding, End of Period                                       366,996      1,088,233    1,709,498    1,769,973
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.390       $6.297       $4.877
Accumulation Unit Value, End of Period                                           $8.390       $6.297       $4.877       $6.273
Number of Units Outstanding, End of Period                                       138,177      309,367      446,731      527,968
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.903       $9.904       $7.792
Accumulation Unit Value, End of Period                                           $9.903       $9.904       $7.792       $10.069
Number of Units Outstanding, End of Period                                       76,411       443,781      1,032,571    1,394,809
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.925       $4.492       $4.085
Accumulation Unit Value, End of Period                                           $6.925       $4.492       $4.085       $5.110
Number of Units Outstanding, End of Period                                       54,190       383,103      926,754      1,944,473
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.001      $10.024      $9.057
Accumulation Unit Value, End of Period                                           $10.001      $10.024      $9.057       $10.714
Number of Units Outstanding, End of Period                                       10,568       179,563      491,480      776,916
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.285       $5.196       $2.892
Accumulation Unit Value, End of Period                                           $9.285       $5.196       $2.892       $4.560
Number of Units Outstanding, End of Period                                       90,368       677,793      918,038      1,095,438
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.274      $10.739      $10.944
Accumulation Unit Value, End of Period                                           $10.274      $10.739      $10.944      $10.956
Number of Units Outstanding, End of Period                                       44,141       752,768      2,232,929    3,093,826
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.233      $10.410      $10.330
Accumulation Unit Value, End of Period                                           $10.233      $10.410      $10.330      $10.183
Number of Units Outstanding, End of Period                                       331,136      2,182,137    2,918,838    2,162,161
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.251       $5.177       $3.885
Accumulation Unit Value, End of Period                                           $7.251       $5.177       $3.885       $4.889
Number of Units Outstanding, End of Period                                       44,446       131,984      245,875      407,542
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.718      $11.502      $11.885
Accumulation Unit Value, End of Period                                           $10.718      $11.502      $11.885      $12.611
Number of Units Outstanding, End of Period                                       71,637       1,097,215    2,096,621    2,585,587
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.933       $7.670       $5.823
Accumulation Unit Value, End of Period                                           $8.933       $7.670       $5.823       $7.290
Number of Units Outstanding, End of Period                                       349,739      2,012,604    3,905,323    4,735,787
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.894       $8.702       $7.678
Accumulation Unit Value, End of Period                                           $9.894       $8.702       $7.678       $9.488
Number of Units Outstanding, End of Period                                       927,640      1,542,063    2,468,150    2,884,770
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.101      $7.339       $5.541
Accumulation Unit Value, End of Period                                           $10.101      $7.339       $5.541       $6.374
Number of Units Outstanding, End of Period                                       262,820      833,046      1,077,478    1,077,891
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $6.368       $5.845       $5.227
Accumulation Unit Value, End of Period                                           $6.368       $5.845       $5.227       $7.680
Number of Units Outstanding, End of Period                                       83,363       309,853      797,483      1,014,076
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.312       $6.926       $4.904
Accumulation Unit Value, End of Period                                           $8.312       $6.926       $4.904       $6.014
Number of Units Outstanding, End of Period                                       289,749      583,460      843,410      963,208
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000      $9.028       $7.152       $5.840
Accumulation Unit Value, End of Period                                           $9.028       $7.152       $5.840       $7.305
Number of Units Outstanding, End of Period                                       64,366       243,882      481,617      684,693
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.301
Accumulation Unit Value, End of Period                                           -            -            $7.301       $10.161
Number of Units Outstanding, End of Period                                       -            -            283,317      624,223
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.202      $9.699       $6.853
Accumulation Unit Value, End of Period                                           $10.202      $9.699       $6.853       $9.520
Number of Units Outstanding, End of Period                                       169,809      1,402,322    3,137,440    3,453,572
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000      $11.470      $12.367      $11.962
Accumulation Unit Value, End of Period                                           $11.470      $12.367      $11.962      $16.260
Number of Units Outstanding, End of Period                                       24,307       284,418      698,197      856,824
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $8.027
Accumulation Unit Value, End of Period                                           -            -            $8.027       $10.305
Number of Units Outstanding, End of Period                                       -            -            2,060,862    3,981,373
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.106       $5.451       $3.612
Accumulation Unit Value, End of Period                                           $8.106       $5.451       $3.612       $4.516
Number of Units Outstanding, End of Period                                       1,125,425    2,276,631    2,047,802    1,832,709
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                     -            $10.000      $8.080       $5.342
Accumulation Unit Value, End of Period                                           -            $8.080       $5.342       $6.662
Number of Units Outstanding, End of Period                                       -            1,087,677    2,448,148    2,776,672
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.261       $6.221       $4.619
Accumulation Unit Value, End of Period                                           $8.261       $6.221       $4.619       $5.874
Number of Units Outstanding, End of Period                                       149,322      879,656      1,496,142    1,627,186
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.379       $4.788       $3.245
Accumulation Unit Value, End of Period                                           $7.379       $4.788       $3.245       $4.180
Number of Units Outstanding, End of Period                                       142,591      480,552      959,416      1,097,360
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.298       $7.121       $4.875
Accumulation Unit Value, End of Period                                           $8.298       $7.121       $4.875       $5.986
Number of Units Outstanding, End of Period                                       327,180      1,611,140    2,328,892    2,281,112
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.978       $5.979       $4.210
Accumulation Unit Value, End of Period                                           $7.978       $5.979       $4.210       $5.567
Number of Units Outstanding, End of Period                                       95,260       528,503      832,952      1,079,645
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.213      $10.040      $7.661
Accumulation Unit Value, End of Period                                           $10.213      $10.040      $7.661       $9.942
Number of Units Outstanding, End of Period                                       284,825      2,415,219    4,521,368    5,085,088
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000      $7.956       $6.450       $4.379
Accumulation Unit Value, End of Period                                           $7.956       $6.450       $4.379       $5.303
Number of Units Outstanding, End of Period                                       438,221      1,128,214    1,651,117    1,756,540
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.277
Accumulation Unit Value, End of Period                                           -            -            $7.277       $9.908
Number of Units Outstanding, End of Period                                       -            -            96,016       212,169
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                     -            -            -            -
Accumulation Unit Value, End of Period                                           -            -            -            -
Number of Units Outstanding, End of Period                                       -            -            -            -
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000      $10.534      $9.679       $7.697
Accumulation Unit Value, End of Period                                           $10.534      $9.679       $7.697       $9.625
Number of Units Outstanding, End of Period                                       87,345       539,368      827,518      985,327
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.990       $7.005       $5.662
Accumulation Unit Value, End of Period                                           $8.990       $7.005       $5.662       $7.144
Number of Units Outstanding, End of Period                                       291,584      1,315,715    2,572,408    2,667,528
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                     -            -            $10.000      $7.283
Accumulation Unit Value, End of Period                                           -            -            $7.283       $10.700
Number of Units Outstanding, End of Period                                       -            -            878,033      1,294,572
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000      $8.094       $6.164       $4.445
Accumulation Unit Value, End of Period                                           $8.094       $6.164       $4.445       $5.451
Number of Units Outstanding, End of Period                                       409,032      1,324,888    2,330,221    2,485,962

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning June 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                                            2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.810
Accumulation Unit Value, End of Period                                                                      $8.810      $10.884
Number of Units Outstanding, End of Period                                                                  1,460       14,520
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.526
Accumulation Unit Value, End of Period                                                                      $8.526      $10.680
Number of Units Outstanding, End of Period                                                                  11,360      27,358
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.724
Accumulation Unit Value, End of Period                                                                      $8.724      $10.502
Number of Units Outstanding, End of Period                                                                  4,253       15,879
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.298
Accumulation Unit Value, End of Period                                                                      $8.298      $10.491
Number of Units Outstanding, End of Period                                                                  5,681       13,996
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.580
Accumulation Unit Value, End of Period                                                                      $8.580      $11.021
Number of Units Outstanding, End of Period                                                                  0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.605
Accumulation Unit Value, End of Period                                                                      $8.605      $11.128
Number of Units Outstanding, End of Period                                                                  0           24,624
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.613
Accumulation Unit Value, End of Period                                                                      $9.613      $12.034
Number of Units Outstanding, End of Period                                                                  0           5,800
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.367
Accumulation Unit Value, End of Period                                                                      $9.367      $11.089
Number of Units Outstanding, End of Period                                                                  0           74
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.057
Accumulation Unit Value, End of Period                                                                      $9.057      $14.290
Number of Units Outstanding, End of Period                                                                  0           1,331
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                                $10.000     $10.130
Accumulation Unit Value, End of Period                                                                      $10.130     $10.148
Number of Units Outstanding, End of Period                                                                  19,719      109,392
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.959
Accumulation Unit Value, End of Period                                                                      $9.959      $9.824
Number of Units Outstanding, End of Period                                                                  2,992       52,417
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                                $10.000     $7.976
Accumulation Unit Value, End of Period                                                                      $7.976      $10.045
Number of Units Outstanding, End of Period                                                                  0           1,964
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                                $10.000     $10.403
Accumulation Unit Value, End of Period                                                                      $10.403     $11.046
Number of Units Outstanding, End of Period                                                                  10,374      35,489
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.051
Accumulation Unit Value, End of Period                                                                      $9.051      $11.340
Number of Units Outstanding, End of Period                                                                  71,676      184,051
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.423
Accumulation Unit Value, End of Period                                                                      $9.423      $11.652
Number of Units Outstanding, End of Period                                                                  3,207       5,236
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.317
Accumulation Unit Value, End of Period                                                                      $9.317      $10.724
Number of Units Outstanding, End of Period                                                                  0           661
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.882
Accumulation Unit Value, End of Period                                                                      $8.882      $13.059
Number of Units Outstanding, End of Period                                                                  3,795       23,359
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.919
Accumulation Unit Value, End of Period                                                                      $8.919      $10.946
Number of Units Outstanding, End of Period                                                                  681         2,161
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.432
Accumulation Unit Value, End of Period                                                                      $8.432      $10.554
Number of Units Outstanding, End of Period                                                                  1,404       9,112
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.683
Accumulation Unit Value, End of Period                                                                      $8.683      $12.092
Number of Units Outstanding, End of Period                                                                  3,899       11,541
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.855
Accumulation Unit Value, End of Period                                                                      $8.855      $12.310
Number of Units Outstanding, End of Period                                                                  17,921      43,340
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.930
Accumulation Unit Value, End of Period                                                                      $8.930      $12.147
Number of Units Outstanding, End of Period                                                                  5,972       16,596
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                                -           -
Accumulation Unit Value, End of Period                                                                      -           -
Number of Units Outstanding, End of Period                                                                  -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.108
Accumulation Unit Value, End of Period                                                                      $9.108      $11.700
Number of Units Outstanding, End of Period                                                                  36,039      76,351
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.379
Accumulation Unit Value, End of Period                                                                      $8.379      $10.482
Number of Units Outstanding, End of Period                                                                  356         545
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.369
Accumulation Unit Value, End of Period                                                                      $8.369      $10.444
Number of Units Outstanding, End of Period                                                                  481         5,295
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.021
Accumulation Unit Value, End of Period                                                                      $9.021      $11.479
Number of Units Outstanding, End of Period                                                                  1,495       5,864
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.910
Accumulation Unit Value, End of Period                                                                      $8.910      $11.487
Number of Units Outstanding, End of Period                                                                  0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                                -           -
Accumulation Unit Value, End of Period                                                                      -           -
Number of Units Outstanding, End of Period                                                                  -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.972
Accumulation Unit Value, End of Period                                                                      $8.972      $11.024
Number of Units Outstanding, End of Period                                                                  0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.003
Accumulation Unit Value, End of Period                                                                      $9.003      $11.913
Number of Units Outstanding, End of Period                                                                  680         7,194
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                $10.000     $9.059
Accumulation Unit Value, End of Period                                                                      $9.059      $11.764
Number of Units Outstanding, End of Period                                                                  7,678       31,399
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.939
Accumulation Unit Value, End of Period                                                                      $8.939      $10.833
Number of Units Outstanding, End of Period                                                                  948         3,075
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.505
Accumulation Unit Value, End of Period                                                                      $8.505      $11.587
Number of Units Outstanding, End of Period                                                                  11,345      19,681
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                                -           -
Accumulation Unit Value, End of Period                                                                      -           -
Number of Units Outstanding, End of Period                                                                  -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                                -           -
Accumulation Unit Value, End of Period                                                                      -           -
Number of Units Outstanding, End of Period                                                                  -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                                -           -
Accumulation Unit Value, End of Period                                                                      -           -
Number of Units Outstanding, End of Period                                                                  -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                                -           -
Accumulation Unit Value, End of Period                                                                      -           -
Number of Units Outstanding, End of Period                                                                  -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.994
Accumulation Unit Value, End of Period                                                                      $8.994      $11.255
Number of Units Outstanding, End of Period                                                                  3,357       4,186
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.497
Accumulation Unit Value, End of Period                                                                      $8.497      $10.729
Number of Units Outstanding, End of Period                                                                  18,950      35,752
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.034
Accumulation Unit Value, End of Period                                                                      $8.034      $11.811
Number of Units Outstanding, End of Period                                                                  5,825       16,810
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                                $10.000     $8.981
Accumulation Unit Value, End of Period                                                                      $8.981      $11.021
Number of Units Outstanding, End of Period                                                                  24,064      46,604

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.360      $6.965
Accumulation Unit Value, End of Period                                                         $9.364       $6.965      $8.612
Number of Units Outstanding, End of Period                                                     0            0           95
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.307      $7.482
Accumulation Unit Value, End of Period                                                         $9.307       $7.482      $9.380
Number of Units Outstanding, End of Period                                                     18,107       14,726      14,740
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.215      $7.116
Accumulation Unit Value, End of Period                                                         $9.215       $7.116      $8.574
Number of Units Outstanding, End of Period                                                     3,911        4,067       4,052
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.973      $7.369
Accumulation Unit Value, End of Period                                                         $9.973       $7.369      $9.324
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.697      $6.974
Accumulation Unit Value, End of Period                                                         $9.697       $6.974      $8.965
Number of Units Outstanding, End of Period                                                     0            3,143       2,650
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.132     $8.308
Accumulation Unit Value, End of Period                                                         $10.132      $8.308      $10.752
Number of Units Outstanding, End of Period                                                     0            314         381
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.193      $7.027
Accumulation Unit Value, End of Period                                                         $9.193       $7.027      $8.803
Number of Units Outstanding, End of Period                                                     0            2,147       2,101
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.623      $8.708
Accumulation Unit Value, End of Period                                                         $9.623       $8.708      $10.317
Number of Units Outstanding, End of Period                                                     8,565        8,563       8,562
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.001      $4.979
Accumulation Unit Value, End of Period                                                         $9.001       $4.979      $7.861
Number of Units Outstanding, End of Period                                                     0            1,415       1,439
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.270     $10.486
Accumulation Unit Value, End of Period                                                         $10.275      $10.486     $10.513
Number of Units Outstanding, End of Period                                                     173          1,892       1,905
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.049     $9.987
Accumulation Unit Value, End of Period                                                         $10.049      $9.987      $9.860
Number of Units Outstanding, End of Period                                                     19,173       19,165      19,118
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.117      $6.134
Accumulation Unit Value, End of Period                                                         $9.117       $6.134      $7.731
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.417     $10.780
Accumulation Unit Value, End of Period                                                         $10.417      $10.780     $11.456
Number of Units Outstanding, End of Period                                                     10,593       11,909      11,914
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.444      $7.180
Accumulation Unit Value, End of Period                                                         $9.444       $7.180      $9.003
Number of Units Outstanding, End of Period                                                     0            6,894       6,370
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.784      $8.420
Accumulation Unit Value, End of Period                                                         $9.784       $8.420      $10.421
Number of Units Outstanding, End of Period                                                     0            6,826       6,773
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.305      $6.280
Accumulation Unit Value, End of Period                                                         $8.305       $6.280      $7.235
Number of Units Outstanding, End of Period                                                     0            0           0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.258      $8.743
Accumulation Unit Value, End of Period                                                         $9.258       $8.743      $12.866
Number of Units Outstanding, End of Period                                                     0            0           64
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.674      $6.829
Accumulation Unit Value, End of Period                                                         $9.674       $6.829      $8.388
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.789      $7.437
Accumulation Unit Value, End of Period                                                         $9.789       $7.437      $9.317
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.309
Accumulation Unit Value, End of Period                                                         -            $7.309      $10.187
Number of Units Outstanding, End of Period                                                     -            0           0
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.852      $6.972
Accumulation Unit Value, End of Period                                                         $9.852       $6.972      $9.700
Number of Units Outstanding, End of Period                                                     1,569        8,009       6,585
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.584     $9.931
Accumulation Unit Value, End of Period                                                         $10.584      $9.931      $13.519
Number of Units Outstanding, End of Period                                                     0            487         501
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.035
Accumulation Unit Value, End of Period                                                         -            $8.035      $10.331
Number of Units Outstanding, End of Period                                                     -            0           2,394
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.250      $5.825
Accumulation Unit Value, End of Period                                                         $9.250       $5.825      $7.293
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.240      $5.802
Accumulation Unit Value, End of Period                                                         $9.246       $5.802      $7.246
Number of Units Outstanding, End of Period                                                     0            0           0
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.392      $6.864
Accumulation Unit Value, End of Period                                                         $9.392       $6.864      $8.741
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.455      $5.991
Accumulation Unit Value, End of Period                                                         $9.455       $5.991      $7.730
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.364      $6.420
Accumulation Unit Value, End of Period                                                         $9.364       $6.420      $7.895
Number of Units Outstanding, End of Period                                                     372          3,660       3,123
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.350      $6.436
Accumulation Unit Value, End of Period                                                         $9.350       $6.436      $8.523
Number of Units Outstanding, End of Period                                                     0            0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.516      $7.272
Accumulation Unit Value, End of Period                                                         $9.516       $7.272      $9.451
Number of Units Outstanding, End of Period                                                     1,576        9,421       4,607
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.474      $6.332
Accumulation Unit Value, End of Period                                                         $9.474       $6.332      $7.680
Number of Units Outstanding, End of Period                                                     0            11,533      5,544
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.284
Accumulation Unit Value, End of Period                                                         -            $7.284      $9.933
Number of Units Outstanding, End of Period                                                     -            0           2,371
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.450      $7.526
Accumulation Unit Value, End of Period                                                         $9.450       $7.526      $9.425
Number of Units Outstanding, End of Period                                                     15,899       20,229      18,317
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.174      $7.426
Accumulation Unit Value, End of Period                                                         $9.174       $7.426      $9.383
Number of Units Outstanding, End of Period                                                     0            5,907       4,009
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.291
Accumulation Unit Value, End of Period                                                         -            $7.291      $10.726
Number of Units Outstanding, End of Period                                                     -            2,623       2,600
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.630      $6.581
Accumulation Unit Value, End of Period                                                         $9.632       $6.581      $8.082
Number of Units Outstanding, End of Period                                                     0            369         452

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH BENEFIT OPTION




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.175      $6.951
Accumulation Unit Value, End of Period                                                         $9.175       $6.951      $8.584
Number of Units Outstanding, End of Period                                                     3,973        2,316       1,503
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.301      $7.467
Accumulation Unit Value, End of Period                                                         $9.301       $7.467      $9.349
Number of Units Outstanding, End of Period                                                     16,151       18,848      20,763
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.200      $7.102
Accumulation Unit Value, End of Period                                                         $9.208       $7.102      $8.545
Number of Units Outstanding, End of Period                                                     22,051       23,263      23,537
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.545      $7.354
Accumulation Unit Value, End of Period                                                         $9.545       $7.354      $9.293
Number of Units Outstanding, End of Period                                                     10,888       12,537      13,535
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.694      $6.960
Accumulation Unit Value, End of Period                                                         $9.694       $6.960      $8.935
Number of Units Outstanding, End of Period                                                     0            1,650       1,648
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.675      $8.291
Accumulation Unit Value, End of Period                                                         $9.675       $8.291      $10.717
Number of Units Outstanding, End of Period                                                     4,517        9,550       9,033
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $7.710      $7.012
Accumulation Unit Value, End of Period                                                         $7.710       $7.012      $8.774
Number of Units Outstanding, End of Period                                                     12,775       12,775      13,516
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.783      $8.691
Accumulation Unit Value, End of Period                                                         $9.783       $8.691      $10.283
Number of Units Outstanding, End of Period                                                     0            1,698       3,142
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.998      $4.969
Accumulation Unit Value, End of Period                                                         $8.998       $4.969      $7.835
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.110     $10.465
Accumulation Unit Value, End of Period                                                         $10.110      $10.465     $10.479
Number of Units Outstanding, End of Period                                                     0            1,022       1,961
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.042     $9.967
Accumulation Unit Value, End of Period                                                         $10.042      $9.967      $9.827
Number of Units Outstanding, End of Period                                                     3,050        22,709      24,432
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.115      $6.122
Accumulation Unit Value, End of Period                                                         $9.115       $6.122      $7.706
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.409     $10.759
Accumulation Unit Value, End of Period                                                         $10.409      $10.759     $11.418
Number of Units Outstanding, End of Period                                                     2,021        5,487       8,409
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.438      $7.166
Accumulation Unit Value, End of Period                                                         $9.438       $7.166      $8.974
Number of Units Outstanding, End of Period                                                     9,096        13,228      12,619
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.522      $8.404
Accumulation Unit Value, End of Period                                                         $9.522       $8.404      $10.387
Number of Units Outstanding, End of Period                                                     16,619       22,766      22,832
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.299      $6.268
Accumulation Unit Value, End of Period                                                         $8.299       $6.268      $7.211
Number of Units Outstanding, End of Period                                                     1,366        5,673       5,791
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.256      $8.726
Accumulation Unit Value, End of Period                                                         $9.256       $8.726      $12.823
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.623      $6.816
Accumulation Unit Value, End of Period                                                         $9.623       $6.816      $8.360
Number of Units Outstanding, End of Period                                                     0            2,619       3,917
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.787      $7.422
Accumulation Unit Value, End of Period                                                         $9.787       $7.422      $9.286
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.302
Accumulation Unit Value, End of Period                                                         -            $7.302      $10.165
Number of Units Outstanding, End of Period                                                     -            0           1,710
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.846      $6.958
Accumulation Unit Value, End of Period                                                         $9.846       $6.958      $9.668
Number of Units Outstanding, End of Period                                                     5,928        19,174      20,791
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.581     $9.911
Accumulation Unit Value, End of Period                                                         $10.581      $9.911      $13.475
Number of Units Outstanding, End of Period                                                     0            2,727       3,445
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.028
Accumulation Unit Value, End of Period                                                         -            $8.028      $10.308
Number of Units Outstanding, End of Period                                                     -            14,478      21,527
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.770      $5.814
Accumulation Unit Value, End of Period                                                         $8.770       $5.814      $7.269
Number of Units Outstanding, End of Period                                                     3,377        1,912       1,586
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.757      $5.790
Accumulation Unit Value, End of Period                                                         $8.757       $5.790      $7.223
Number of Units Outstanding, End of Period                                                     3,870        8,296       10,585
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.224      $6.851
Accumulation Unit Value, End of Period                                                         $9.224       $6.851      $8.712
Number of Units Outstanding, End of Period                                                     2,269        10,698      10,697
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.452      $5.979
Accumulation Unit Value, End of Period                                                         $9.452       $5.979      $7.704
Number of Units Outstanding, End of Period                                                     0            694         763
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.357      $6.407
Accumulation Unit Value, End of Period                                                         $9.357       $6.407      $7.869
Number of Units Outstanding, End of Period                                                     8,347        9,617       9,679
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.119      $6.423
Accumulation Unit Value, End of Period                                                         $9.119       $6.423      $8.495
Number of Units Outstanding, End of Period                                                     535          8,177       8,172
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.509      $7.258
Accumulation Unit Value, End of Period                                                         $9.509       $7.258      $9.420
Number of Units Outstanding, End of Period                                                     15,351       34,338      35,918
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.307      $6.319
Accumulation Unit Value, End of Period                                                         $9.307       $6.319      $7.655
Number of Units Outstanding, End of Period                                                     8,555        9,321       8,803
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.278
Accumulation Unit Value, End of Period                                                         -            $7.278      $9.911
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.443      $7.511
Accumulation Unit Value, End of Period                                                         $9.443       $7.511      $9.394
Number of Units Outstanding, End of Period                                                     835          1,134       1,830
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.168      $7.411
Accumulation Unit Value, End of Period                                                         $9.168       $7.411      $9.352
Number of Units Outstanding, End of Period                                                     6,531        12,641      12,721
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.284
Accumulation Unit Value, End of Period                                                         -            $7.284      $10.703
Number of Units Outstanding, End of Period                                                     -            3,602       4,910
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.105      $6.568
Accumulation Unit Value, End of Period                                                         $9.105       $6.568      $8.055
Number of Units Outstanding, End of Period                                                     11,986       12,469      12,622

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT COMBINATION OPTION



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001        2002         2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.169       $6.939
Accumulation Unit Value, End of Period                                                         $9.169      $6.939       $8.560
Number of Units Outstanding, End of Period                                                     1,807       3,835        7,107
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.295       $7.454
Accumulation Unit Value, End of Period                                                         $9.295      $7.454       $9.323
Number of Units Outstanding, End of Period                                                     51,343      93,638       110,832
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.203       $7.090
Accumulation Unit Value, End of Period                                                         $9.203      $7.090       $8.522
Number of Units Outstanding, End of Period                                                     13,092      40,981       53,262
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.539       $7.342
Accumulation Unit Value, End of Period                                                         $9.539      $7.342       $9.267
Number of Units Outstanding, End of Period                                                     2,806       9,478        19,281
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000     $8.961       $6.948
Accumulation Unit Value, End of Period                                                         $8.961      $6.948       $8.910
Number of Units Outstanding, End of Period                                                     248         553          690
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.669       $8.277
Accumulation Unit Value, End of Period                                                         $9.669      $8.277       $10.687
Number of Units Outstanding, End of Period                                                     7,554       29,993       31,562
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000     $7.705       $7.001
Accumulation Unit Value, End of Period                                                         $7.705      $7.001       $8.749
Number of Units Outstanding, End of Period                                                     16,540      28,573       59,649
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.611       $8.676
Accumulation Unit Value, End of Period                                                         $9.611      $8.676       $10.254
Number of Units Outstanding, End of Period                                                     5,853       14,564       10,592
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000     $8.918       $4.960
Accumulation Unit Value, End of Period                                                         $8.918      $4.960       $7.814
Number of Units Outstanding, End of Period                                                     12,144      13,790       16,250
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000     $10.262      $10.448
Accumulation Unit Value, End of Period                                                         $10.262     $10.448      $10.450
Number of Units Outstanding, End of Period                                                     3,574       29,559       28,409
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000     $10.036      $9.950
Accumulation Unit Value, End of Period                                                         $10.036     $9.950       $9.800
Number of Units Outstanding, End of Period                                                     31,775      109,463      122,578
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000     $8.152       $6.111
Accumulation Unit Value, End of Period                                                         $8.152      $6.111       $7.684
Number of Units Outstanding, End of Period                                                     224         1,612        1,717
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000     $10.403      $10.741
Accumulation Unit Value, End of Period                                                         $10.403     $10.741      $11.386
Number of Units Outstanding, End of Period                                                     55,102      97,055       97,760
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.432       $7.154
Accumulation Unit Value, End of Period                                                         $9.432      $7.154       $8.949
Number of Units Outstanding, End of Period                                                     38,678      92,525       99,376
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.517       $8.389
Accumulation Unit Value, End of Period                                                         $9.517      $8.389       $10.358
Number of Units Outstanding, End of Period                                                     26,727      29,884       37,993
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000     $8.294       $6.257
Accumulation Unit Value, End of Period                                                         $8.294      $6.257       $7.191
Number of Units Outstanding, End of Period                                                     7,285       30,818       27,723
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.749       $8.711
Accumulation Unit Value, End of Period                                                         $9.749      $8.711       $12.787
Number of Units Outstanding, End of Period                                                     261         219          403
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.617       $6.804
Accumulation Unit Value, End of Period                                                         $9.617      $6.804       $8.337
Number of Units Outstanding, End of Period                                                     14,722      19,814       29,715
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.082       $7.410
Accumulation Unit Value, End of Period                                                         $9.082      $7.410       $9.260
Number of Units Outstanding, End of Period                                                     14,303      16,294       25,629
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -           $10.000      $7.297
Accumulation Unit Value, End of Period                                                         -           $7.297       $10.146
Number of Units Outstanding, End of Period                                                     -           3,329        9,504
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.840       $6.946
Accumulation Unit Value, End of Period                                                         $9.840      $6.946       $9.641
Number of Units Outstanding, End of Period                                                     14,911      70,822       81,948
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000     $10.239      $9.895
Accumulation Unit Value, End of Period                                                         $10.239     $9.895       $13.437
Number of Units Outstanding, End of Period                                                     8,679       22,702       23,861
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -           -            -
Accumulation Unit Value, End of Period                                                         -           -            -
Number of Units Outstanding, End of Period                                                     -           -            -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -           $10.000      $8.022
Accumulation Unit Value, End of Period                                                         -           $8.022       $10.289
Number of Units Outstanding, End of Period                                                     -           49,245       67,760
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000     $8.765       $5.804
Accumulation Unit Value, End of Period                                                         $8.765      $5.804       $7.249
Number of Units Outstanding, End of Period                                                     853         0            0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000     $8.752       $5.781
Accumulation Unit Value, End of Period                                                         $8.752      $5.781       $7.202
Number of Units Outstanding, End of Period                                                     14,002      32,757       47,592
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.219       $6.839
Accumulation Unit Value, End of Period                                                         $9.219      $6.839       $8.688
Number of Units Outstanding, End of Period                                                     5,605       8,527        9,053
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000     $8.816       $5.969
Accumulation Unit Value, End of Period                                                         $8.816      $5.969       $7.683
Number of Units Outstanding, End of Period                                                     1,504       6,564        7,452
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -           -            -
Accumulation Unit Value, End of Period                                                         -           -            -
Number of Units Outstanding, End of Period                                                     -           -            -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.352       $6.396
Accumulation Unit Value, End of Period                                                         $9.352      $6.396       $7.847
Number of Units Outstanding, End of Period                                                     5,156       24,022       24,869
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.114       $6.412
Accumulation Unit Value, End of Period                                                         $9.114      $6.412       $8.471
Number of Units Outstanding, End of Period                                                     885         2,536        2,827
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.504       $7.246
Accumulation Unit Value, End of Period                                                         $9.504      $7.246       $9.394
Number of Units Outstanding, End of Period                                                     35,106      78,061       79,264
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.301       $6.309
Accumulation Unit Value, End of Period                                                         $9.301      $6.309       $7.633
Number of Units Outstanding, End of Period                                                     8,463       15,350       14,333
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -           $10.000      $7.273
Accumulation Unit Value, End of Period                                                         -           $7.273       $9.893
Number of Units Outstanding, End of Period                                                     -           0            0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -           -            -
Accumulation Unit Value, End of Period                                                         -           -            -
Number of Units Outstanding, End of Period                                                     -           -            -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -           -            -
Accumulation Unit Value, End of Period                                                         -           -            -
Number of Units Outstanding, End of Period                                                     -           -            -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -           -            -
Accumulation Unit Value, End of Period                                                         -           -            -
Number of Units Outstanding, End of Period                                                     -           -            -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -           -            -
Accumulation Unit Value, End of Period                                                         -           -            -
Number of Units Outstanding, End of Period                                                     -           -            -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.437       $7.498
Accumulation Unit Value, End of Period                                                         $9.437      $7.498       $9.368
Number of Units Outstanding, End of Period                                                     15,121      27,927       22,635
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.162       $7.398
Accumulation Unit Value, End of Period                                                         $9.162      $7.398       $9.326
Number of Units Outstanding, End of Period                                                     7,318       21,602       17,195
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -           $10.000      $7.279
Accumulation Unit Value, End of Period                                                         -           $7.279       $10.684
Number of Units Outstanding, End of Period                                                     -           17,611       20,417
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000     $9.100       $6.557
Accumulation Unit Value, End of Period                                                         $9.100      $6.557       $8.033
Number of Units Outstanding, End of Period                                                     6,656       9,990        10,204

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT COMBINATION OPTION 2




For the Period Beginning January 1* and Ending December,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.116      $6.933
Accumulation Unit Value, End of Period                                                         $9.116       $6.933      $8.547
Number of Units Outstanding, End of Period                                                     748          2,254       2,254
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.292      $7.447
Accumulation Unit Value, End of Period                                                         $9.292       $7.447      $9.309
Number of Units Outstanding, End of Period                                                     0            1,088       1,426
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.176      $7.083
Accumulation Unit Value, End of Period                                                         $9.176       $7.083      $8.509
Number of Units Outstanding, End of Period                                                     0            187         434
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.536      $7.335
Accumulation Unit Value, End of Period                                                         $9.536       $7.335      $9.253
Number of Units Outstanding, End of Period                                                     441          1,548       1,809
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.691      $6.942
Accumulation Unit Value, End of Period                                                         $9.691       $6.942      $8.897
Number of Units Outstanding, End of Period                                                     0            1,034       884
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.127     $8.270
Accumulation Unit Value, End of Period                                                         $10.127      $8.270      $10.671
Number of Units Outstanding, End of Period                                                     0            0           526
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.188      $6.994
Accumulation Unit Value, End of Period                                                         $9.188       $6.994      $8.736
Number of Units Outstanding, End of Period                                                     0            0           241
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.780      $8.668
Accumulation Unit Value, End of Period                                                         $9.780       $8.668      $10.239
Number of Units Outstanding, End of Period                                                     0            0           522
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.996      $4.956
Accumulation Unit Value, End of Period                                                         $8.996       $4.956      $7.802
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.107     $10.438
Accumulation Unit Value, End of Period                                                         $10.107      $10.438     $10.434
Number of Units Outstanding, End of Period                                                     0            0           2,047
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.033     $9.941
Accumulation Unit Value, End of Period                                                         $10.033      $9.941      $9.785
Number of Units Outstanding, End of Period                                                     7,315        1,785       6,332
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.112      $6.106
Accumulation Unit Value, End of Period                                                         $9.112       $6.106      $7.672
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.400     $10.731
Accumulation Unit Value, End of Period                                                         $10.400      $10.731     $11.369
Number of Units Outstanding, End of Period                                                     2,112        1,964       1,874
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.778      $7.147
Accumulation Unit Value, End of Period                                                         $9.778       $7.147      $8.935
Number of Units Outstanding, End of Period                                                     0            631         859
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.778      $8.382
Accumulation Unit Value, End of Period                                                         $9.778       $8.382      $10.342
Number of Units Outstanding, End of Period                                                     0            1,032       1,709
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.292      $6.251
Accumulation Unit Value, End of Period                                                         $8.292       $6.251      $7.180
Number of Units Outstanding, End of Period                                                     328          2,123       1,017
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.253      $8.703
Accumulation Unit Value, End of Period                                                         $9.253       $8.703      $12.768
Number of Units Outstanding, End of Period                                                     0            0           252
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.669      $6.798
Accumulation Unit Value, End of Period                                                         $9.669       $6.798      $8.324
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.784      $7.403
Accumulation Unit Value, End of Period                                                         $9.784       $7.403      $9.246
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.294
Accumulation Unit Value, End of Period                                                         -            $7.294      $10.136
Number of Units Outstanding, End of Period                                                     -            0           0
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.837      $6.940
Accumulation Unit Value, End of Period                                                         $9.837       $6.940      $9.626
Number of Units Outstanding, End of Period                                                     577          2,543       3,023
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.578     $9.886
Accumulation Unit Value, End of Period                                                         $10.578      $9.886      $13.417
Number of Units Outstanding, End of Period                                                     0            601         220
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.019
Accumulation Unit Value, End of Period                                                         -            $8.019      $10.279
Number of Units Outstanding, End of Period                                                     -            1,583       1,682
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.244      $5.798
Accumulation Unit Value, End of Period                                                         $9.244       $5.798      $7.238
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.241      $5.775
Accumulation Unit Value, End of Period                                                         $9.241       $5.775      $7.191
Number of Units Outstanding, End of Period                                                     0            0           290
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.387      $6.833
Accumulation Unit Value, End of Period                                                         $9.387       $6.833      $8.675
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.449      $5.963
Accumulation Unit Value, End of Period                                                         $9.449       $5.963      $7.671
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.620      $6.390
Accumulation Unit Value, End of Period                                                         $9.620       $6.390      $7.835
Number of Units Outstanding, End of Period                                                     0            0           0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.344      $6.406
Accumulation Unit Value, End of Period                                                         $9.344       $6.406      $8.458
Number of Units Outstanding, End of Period                                                     0            0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.829      $7.239
Accumulation Unit Value, End of Period                                                         $9.829       $7.239      $9.379
Number of Units Outstanding, End of Period                                                     0            264         547
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.469      $6.303
Accumulation Unit Value, End of Period                                                         $9.469       $6.303      $7.622
Number of Units Outstanding, End of Period                                                     0            0           0
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.270
Accumulation Unit Value, End of Period                                                         -            $7.270      $9.883
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.886      $7.491
Accumulation Unit Value, End of Period                                                         $9.886       $7.491      $9.354
Number of Units Outstanding, End of Period                                                     0            1,533       829
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.702      $7.392
Accumulation Unit Value, End of Period                                                         $9.702       $7.392      $9.312
Number of Units Outstanding, End of Period                                                     0            439         727
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.276
Accumulation Unit Value, End of Period                                                         -            $7.276      $10.673
Number of Units Outstanding, End of Period                                                     -            229         805
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.097      $6.551
Accumulation Unit Value, End of Period                                                         $9.097       $6.551      $8.021
Number of Units Outstanding, End of Period                                                     602          2,633       3,644

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)



For the Period Beginning January 1* and Ending December,
VARIABLE SUB-ACCOUNT                                                                           2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.191      $6.987
Accumulation Unit Value, End of Period                                                         $9.191       $6.987      $8.656
Number of Units Outstanding, End of Period                                                     2,706        4,552       4,551
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.317      $7.505
Accumulation Unit Value, End of Period                                                         $9.317       $7.505      $9.428
Number of Units Outstanding, End of Period                                                     1,011        1,011       1,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.225      $7.138
Accumulation Unit Value, End of Period                                                         $9.225       $7.138      $8.617
Number of Units Outstanding, End of Period                                                     4,427        6,013       8,253
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.976      $7.391
Accumulation Unit Value, End of Period                                                         $9.976       $7.391      $9.371
Number of Units Outstanding, End of Period                                                     0            288         288
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.982      $6.995
Accumulation Unit Value, End of Period                                                         $8.982       $6.995      $9.010
Number of Units Outstanding, End of Period                                                     0            286         285
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.136     $8.334
Accumulation Unit Value, End of Period                                                         $10.136      $8.334      $10.807
Number of Units Outstanding, End of Period                                                     0            277         277
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.196      $7.048
Accumulation Unit Value, End of Period                                                         $9.196       $7.048      $8.848
Number of Units Outstanding, End of Period                                                     0            113         0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.789      $8.735
Accumulation Unit Value, End of Period                                                         $9.789       $8.735      $10.370
Number of Units Outstanding, End of Period                                                     0            868         0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.004      $4.994
Accumulation Unit Value, End of Period                                                         $9.004       $4.994      $7.901
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.116     $10.518
Accumulation Unit Value, End of Period                                                         $10.116      $10.518     $10.567
Number of Units Outstanding, End of Period                                                     0            727         726
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.060     $10.018
Accumulation Unit Value, End of Period                                                         $10.060      $10.018     $9.910
Number of Units Outstanding, End of Period                                                     45,369       44,522      15,933
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.120      $6.153
Accumulation Unit Value, End of Period                                                         $9.120       $6.153      $7.770
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.428     $10.813
Accumulation Unit Value, End of Period                                                         $10.428      $10.813     $11.514
Number of Units Outstanding, End of Period                                                     1,996        3,393       3,391
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.455      $7.202
Accumulation Unit Value, End of Period                                                         $9.455       $7.202      $9.049
Number of Units Outstanding, End of Period                                                     1,990        2,368       2,770
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.787      $8.446
Accumulation Unit Value, End of Period                                                         $9.787       $8.446      $10.475
Number of Units Outstanding, End of Period                                                     0            3,500       4,319
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.314      $6.300
Accumulation Unit Value, End of Period                                                         $8.314       $6.300      $7.272
Number of Units Outstanding, End of Period                                                     1,019        1,019       1,019
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.772      $8.770
Accumulation Unit Value, End of Period                                                         $9.772       $8.770      $12.931
Number of Units Outstanding, End of Period                                                     793          2,091       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.678      $6.850
Accumulation Unit Value, End of Period                                                         $9.678       $6.850      $8.431
Number of Units Outstanding, End of Period                                                     0            373         373
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.793      $7.460
Accumulation Unit Value, End of Period                                                         $9.793       $7.460      $9.364
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.318
Accumulation Unit Value, End of Period                                                         -            $7.318      $10.221
Number of Units Outstanding, End of Period                                                     -            1,498       1,498
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.863      $6.993
Accumulation Unit Value, End of Period                                                         $9.863       $6.993      $9.749
Number of Units Outstanding, End of Period                                                     276          2,156       1,850
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.263     $9.962
Accumulation Unit Value, End of Period                                                         $10.263      $9.962      $13.588
Number of Units Outstanding, End of Period                                                     1,620        1,707       88
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.046
Accumulation Unit Value, End of Period                                                         -            $8.046      $10.365
Number of Units Outstanding, End of Period                                                     -            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.253      $5.843
Accumulation Unit Value, End of Period                                                         $9.253       $5.843      $7.330
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.773      $5.820
Accumulation Unit Value, End of Period                                                         $8.773       $5.820      $7.283
Number of Units Outstanding, End of Period                                                     2,245        1,102       0
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.240      $6.886
Accumulation Unit Value, End of Period                                                         $9.240       $6.886      $8.786
Number of Units Outstanding, End of Period                                                     293          453         452
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.458      $6.009
Accumulation Unit Value, End of Period                                                         $9.458       $6.009      $7.769
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.374      $6.440
Accumulation Unit Value, End of Period                                                         $9.374       $6.440      $7.935
Number of Units Outstanding, End of Period                                                     2,146        6,476       4,196
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.353      $6.456
Accumulation Unit Value, End of Period                                                         $9.353       $6.456      $8.566
Number of Units Outstanding, End of Period                                                     0            0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.526      $7.295
Accumulation Unit Value, End of Period                                                         $9.526       $7.295      $9.499
Number of Units Outstanding, End of Period                                                     2,580        4,034       5,985
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.323      $6.352
Accumulation Unit Value, End of Period                                                         $9.323       $6.352      $7.719
Number of Units Outstanding, End of Period                                                     7,034        6,992       6,537
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.294
Accumulation Unit Value, End of Period                                                         -            $7.294      $9.966
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.895      $7.549
Accumulation Unit Value, End of Period                                                         $9.895       $7.549      $9.473
Number of Units Outstanding, End of Period                                                     0            1,421       3,366
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.184      $7.449
Accumulation Unit Value, End of Period                                                         $9.184       $7.449      $9.431
Number of Units Outstanding, End of Period                                                     5,772        5,918       5,490
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.300
Accumulation Unit Value, End of Period                                                         -            $7.300      $10.762
Number of Units Outstanding, End of Period                                                     -            1,452       1,452
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.121      $6.601
Accumulation Unit Value, End of Period                                                         $9.121       $6.601      $8.123
Number of Units Outstanding, End of Period                                                     285          1,988       4,360

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.



*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.185      $6.973
Accumulation Unit Value, End of Period                                                         $9.185       $6.973      $8.628
Number of Units Outstanding, End of Period                                                     856          906         2,717
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.311      $7.490
Accumulation Unit Value, End of Period                                                         $9.311       $7.490      $9.397
Number of Units Outstanding, End of Period                                                     7,536        22,181      21,880
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.218      $7.124
Accumulation Unit Value, End of Period                                                         $9.218       $7.124      $8.589
Number of Units Outstanding, End of Period                                                     7,275        15,485      13,811
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.556      $7.377
Accumulation Unit Value, End of Period                                                         $9.556       $7.377      $9.341
Number of Units Outstanding, End of Period                                                     1,140        3,566       5,381
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.698      $6.981
Accumulation Unit Value, End of Period                                                         $9.698       $6.981      $8.981
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.685      $8.317
Accumulation Unit Value, End of Period                                                         $9.685       $8.317      $10.771
Number of Units Outstanding, End of Period                                                     1,632        6,641       6,177
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $7.718      $7.034
Accumulation Unit Value, End of Period                                                         $7.718       $7.034      $8.818
Number of Units Outstanding, End of Period                                                     439          439         951
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.627      $8.717
Accumulation Unit Value, End of Period                                                         $9.627       $8.717      $10.335
Number of Units Outstanding, End of Period                                                     829          3,694       5,893
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.933      $4.984
Accumulation Unit Value, End of Period                                                         $8.933       $4.984      $7.875
Number of Units Outstanding, End of Period                                                     443          1,629       1,628
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.279     $10.497
Accumulation Unit Value, End of Period                                                         $10.279      $10.497     $10.532
Number of Units Outstanding, End of Period                                                     121          33,980      5,478
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.053     $9.998
Accumulation Unit Value, End of Period                                                         $10.053      $9.998      $9.877
Number of Units Outstanding, End of Period                                                     20,406       50,938      6,593
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.118      $6.140
Accumulation Unit Value, End of Period                                                         $9.118       $6.140      $7.745
Number of Units Outstanding, End of Period                                                     0            1,004       2,082
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.421     $10.792
Accumulation Unit Value, End of Period                                                         $10.421      $10.792     $11.476
Number of Units Outstanding, End of Period                                                     943          3,998       19,710
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.448      $7.188
Accumulation Unit Value, End of Period                                                         $9.448       $7.188      $9.019
Number of Units Outstanding, End of Period                                                     12,846       17,866      23,530
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.532      $8.430
Accumulation Unit Value, End of Period                                                         $9.532       $8.430      $10.440
Number of Units Outstanding, End of Period                                                     7,962        11,014      12,718
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.308      $6.287
Accumulation Unit Value, End of Period                                                         $8.308       $6.287      $7.248
Number of Units Outstanding, End of Period                                                     2,204        2,203       2,202
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.766      $8.752
Accumulation Unit Value, End of Period                                                         $9.766       $8.752      $12.888
Number of Units Outstanding, End of Period                                                     1,106        1,804       2,087
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.633      $6.837
Accumulation Unit Value, End of Period                                                         $9.633       $6.837      $8.403
Number of Units Outstanding, End of Period                                                     1,842        5,397       5,397
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.791      $7.445
Accumulation Unit Value, End of Period                                                         $9.791       $7.445      $9.333
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.312
Accumulation Unit Value, End of Period                                                         -            $7.312      $10.199
Number of Units Outstanding, End of Period                                                     -            3,414       3,258
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.856      $6.979
Accumulation Unit Value, End of Period                                                         $9.856       $6.979      $9.717
Number of Units Outstanding, End of Period                                                     5,648        17,892      10,131
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.256     $9.942
Accumulation Unit Value, End of Period                                                         $10.256      $9.942      $13.543
Number of Units Outstanding, End of Period                                                     726          3,570       2,211
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.039
Accumulation Unit Value, End of Period                                                         -            $8.039      $10.343
Number of Units Outstanding, End of Period                                                     -            1,915       3,863
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.780      $5.832
Accumulation Unit Value, End of Period                                                         $8.780       $5.832      $7.306
Number of Units Outstanding, End of Period                                                     1,647        6,399       6,403
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.767      $5.808
Accumulation Unit Value, End of Period                                                         $8.767       $5.808      $7.259
Number of Units Outstanding, End of Period                                                     3,477        7,732       7,327
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.234      $6.872
Accumulation Unit Value, End of Period                                                         $9.234       $6.872      $8.757
Number of Units Outstanding, End of Period                                                     423          536         265
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.831      $5.997
Accumulation Unit Value, End of Period                                                         $8.831       $5.997      $7.744
Number of Units Outstanding, End of Period                                                     429          554         493
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.367      $6.427
Accumulation Unit Value, End of Period                                                         $9.367       $6.427      $7.909
Number of Units Outstanding, End of Period                                                     4,442        10,251      8,269
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.129      $6.443
Accumulation Unit Value, End of Period                                                         $9.129       $6.443      $8.538
Number of Units Outstanding, End of Period                                                     1,019        1,724       468
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.520      $7.280
Accumulation Unit Value, End of Period                                                         $9.520       $7.280      $9.468
Number of Units Outstanding, End of Period                                                     4,775        15,189      12,798
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.317      $6.339
Accumulation Unit Value, End of Period                                                         $9.317       $6.339      $7.694
Number of Units Outstanding, End of Period                                                     3,831        8,884       8,877
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.288
Accumulation Unit Value, End of Period                                                         -            $7.288      $9.944
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.453      $7.534
Accumulation Unit Value, End of Period                                                         $9.453       $7.534      $9.442
Number of Units Outstanding, End of Period                                                     4,403        4,797       4,602
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.178      $7.434
Accumulation Unit Value, End of Period                                                         $9.178       $7.434      $9.400
Number of Units Outstanding, End of Period                                                     2,107        3,659       1,882
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.294
Accumulation Unit Value, End of Period                                                         -            $7.294      $10.739
Number of Units Outstanding, End of Period                                                     -            9,797       1,794
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.115      $6.588
Accumulation Unit Value, End of Period                                                         $9.115       $6.588      $8.096
Number of Units Outstanding, End of Period                                                     2,670        4,058       3,654

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT COMBINATION OPTION



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.179      $6.961
Accumulation Unit Value, End of Period                                                         $9.179       $6.961      $8.604
Number of Units Outstanding, End of Period                                                     992          387         387
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.305      $7.477
Accumulation Unit Value, End of Period                                                         $9.305       $7.477      $9.370
Number of Units Outstanding, End of Period                                                     14,817       21,705      15,980
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.213      $7.112
Accumulation Unit Value, End of Period                                                         $9.213       $7.112      $8.565
Number of Units Outstanding, End of Period                                                     8,540        17,782      23,875
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.549      $7.364
Accumulation Unit Value, End of Period                                                         $9.549       $7.364      $9.315
Number of Units Outstanding, End of Period                                                     2,347        8,911       6,539
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.970      $6.970
Accumulation Unit Value, End of Period                                                         $8.970       $6.970      $8.956
Number of Units Outstanding, End of Period                                                     1,956        1,983       1,964
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.680      $8.303
Accumulation Unit Value, End of Period                                                         $9.680       $8.303      $10.741
Number of Units Outstanding, End of Period                                                     3,229        3,999       7,002
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $7.713      $7.022
Accumulation Unit Value, End of Period                                                         $7.713       $7.022      $8.794
Number of Units Outstanding, End of Period                                                     820          2,764       3,042
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.621      $8.703
Accumulation Unit Value, End of Period                                                         $9.621       $8.703      $10.307
Number of Units Outstanding, End of Period                                                     6,066        8,223       7,639
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.928      $4.975
Accumulation Unit Value, End of Period                                                         $8.928       $4.975      $7.853
Number of Units Outstanding, End of Period                                                     1,198        4,061       4,422
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.273     $10.480
Accumulation Unit Value, End of Period                                                         $10.273      $10.480     $10.503
Number of Units Outstanding, End of Period                                                     11,499       20,114      23,724
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.040     $9.981
Accumulation Unit Value, End of Period                                                         $10.047      $9.981      $9.850
Number of Units Outstanding, End of Period                                                     8,001        12,995      31,026
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.160      $6.130
Accumulation Unit Value, End of Period                                                         $8.160       $6.130      $7.723
Number of Units Outstanding, End of Period                                                     3,000        3,000       3,000
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.415     $10.774
Accumulation Unit Value, End of Period                                                         $10.415      $10.774     $11.444
Number of Units Outstanding, End of Period                                                     9,489        13,467      14,631
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.442      $7.176
Accumulation Unit Value, End of Period                                                         $9.442       $7.176      $8.994
Number of Units Outstanding, End of Period                                                     13,404       34,883      49,619
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.527      $8.415
Accumulation Unit Value, End of Period                                                         $9.527       $8.415      $10.411
Number of Units Outstanding, End of Period                                                     8,726        9,745       12,723
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.303      $6.277
Accumulation Unit Value, End of Period                                                         $8.303       $6.277      $7.227
Number of Units Outstanding, End of Period                                                     5,707        5,841       5,879
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.257      $8.738
Accumulation Unit Value, End of Period                                                         $9.257       $8.738      $12.852
Number of Units Outstanding, End of Period                                                     0            223         508
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.628      $6.825
Accumulation Unit Value, End of Period                                                         $9.628       $6.825      $8.379
Number of Units Outstanding, End of Period                                                     4,732        7,470       7,543
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.092      $7.433
Accumulation Unit Value, End of Period                                                         $9.092       $7.433      $9.307
Number of Units Outstanding, End of Period                                                     1,647        4,029       2,686
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.307
Accumulation Unit Value, End of Period                                                         -            $7.307      $10.180
Number of Units Outstanding, End of Period                                                     -            0           648
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.850      $6.967
Accumulation Unit Value, End of Period                                                         $9.850       $6.967      $9.690
Number of Units Outstanding, End of Period                                                     18,147       30,706      33,646
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.250     $9.925
Accumulation Unit Value, End of Period                                                         $10.250      $9.925      $13.506
Number of Units Outstanding, End of Period                                                     2,377        8,313       6,916
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.033
Accumulation Unit Value, End of Period                                                         -            $8.033      $10.324
Number of Units Outstanding, End of Period                                                     -            16,284      13,850
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.774      $5.822
Accumulation Unit Value, End of Period                                                         $8.774       $5.822      $7.286
Number of Units Outstanding, End of Period                                                     1,555        1,136       1,319
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.761      $5.798
Accumulation Unit Value, End of Period                                                         $8.761       $5.798      $7.239
Number of Units Outstanding, End of Period                                                     12,321       23,907      25,816
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.229      $6.860
Accumulation Unit Value, End of Period                                                         $9.229       $6.860      $8.732
Number of Units Outstanding, End of Period                                                     6,576        7,069       7,246
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.826      $5.987
Accumulation Unit Value, End of Period                                                         $8.826       $5.987      $7.722
Number of Units Outstanding, End of Period                                                     3,518        6,280       8,040
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.362      $6.416
Accumulation Unit Value, End of Period                                                         $9.362       $6.416      $7.887
Number of Units Outstanding, End of Period                                                     5,896        11,584      12,845
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.124      $6.432
Accumulation Unit Value, End of Period                                                         $9.124       $6.432      $8.514
Number of Units Outstanding, End of Period                                                     100          100         1,749
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.514      $7.268
Accumulation Unit Value, End of Period                                                         $9.514       $7.268      $9.441
Number of Units Outstanding, End of Period                                                     14,176       31,552      30,734
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.311      $6.328
Accumulation Unit Value, End of Period                                                         $9.311       $6.328      $7.672
Number of Units Outstanding, End of Period                                                     7,953        11,894      12,779
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.282
Accumulation Unit Value, End of Period                                                         -            $7.282      $9.926
Number of Units Outstanding, End of Period                                                     -            0           329
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.447      $7.521
Accumulation Unit Value, End of Period                                                         $9.447       $7.521      $9.416
Number of Units Outstanding, End of Period                                                     30           29          4,313
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.172      $7.421
Accumulation Unit Value, End of Period                                                         $9.172       $7.421      $9.374
Number of Units Outstanding, End of Period                                                     1,426        5,760       5,622
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.289
Accumulation Unit Value, End of Period                                                         -            $7.289      $10.719
Number of Units Outstanding, End of Period                                                     -            4,307       5,159
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.110      $6.577
Accumulation Unit Value, End of Period                                                         $9.110       $6.577      $8.074
Number of Units Outstanding, End of Period                                                     6,514        11,559      8,300

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.176      $6.954
Accumulation Unit Value, End of Period                                                         $9.176       $6.954      $8.590
Number of Units Outstanding, End of Period                                                     1,791        3,560       3,314
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.302      $7.470
Accumulation Unit Value, End of Period                                                         $9.302       $7.470      $9.356
Number of Units Outstanding, End of Period                                                     7,116        7,441       7,368
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.210      $7.105
Accumulation Unit Value, End of Period                                                         $9.210       $7.105      $8.552
Number of Units Outstanding, End of Period                                                     4,944        6,780       8,093
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.546      $7.357
Accumulation Unit Value, End of Period                                                         $9.546       $7.357      $9.300
Number of Units Outstanding, End of Period                                                     1,959        3,136       3,771
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.968      $6.963
Accumulation Unit Value, End of Period                                                         $8.968       $6.963      $8.942
Number of Units Outstanding, End of Period                                                     268          796         796
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.677      $8.295
Accumulation Unit Value, End of Period                                                         $9.677       $8.295      $10.725
Number of Units Outstanding, End of Period                                                     885          3,196       3,945
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $7.711      $7.016
Accumulation Unit Value, End of Period                                                         $7.711       $7.016      $8.780
Number of Units Outstanding, End of Period                                                     2,141        2,406       3,344
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.618      $8.695
Accumulation Unit Value, End of Period                                                         $9.618       $8.695      $10.291
Number of Units Outstanding, End of Period                                                     0            154         467
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.925      $4.971
Accumulation Unit Value, End of Period                                                         $8.925       $4.971      $7.841
Number of Units Outstanding, End of Period                                                     581          581         581
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.269     $10.470
Accumulation Unit Value, End of Period                                                         $10.269      $10.470     $10.487
Number of Units Outstanding, End of Period                                                     0            6,570       16,396
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.027     $9.972
Accumulation Unit Value, End of Period                                                         $10.027      $9.972      $9.835
Number of Units Outstanding, End of Period                                                     0            1,023       718
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.115      $6.124
Accumulation Unit Value, End of Period                                                         $9.115       $6.124      $7.711
Number of Units Outstanding, End of Period                                                     0            59          59
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.411     $10.764
Accumulation Unit Value, End of Period                                                         $10.411      $10.764     $11.427
Number of Units Outstanding, End of Period                                                     231          5,622       9,776
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.439      $7.169
Accumulation Unit Value, End of Period                                                         $9.439       $7.169      $8.980
Number of Units Outstanding, End of Period                                                     2,487        5,111       6,291
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.524      $8.407
Accumulation Unit Value, End of Period                                                         $9.524       $8.407      $10.395
Number of Units Outstanding, End of Period                                                     1,931        1,975       3,824
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.388      $6.271
Accumulation Unit Value, End of Period                                                         $9.388       $6.271      $7.216
Number of Units Outstanding, End of Period                                                     0            0           0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.757      $8.730
Accumulation Unit Value, End of Period                                                         $9.757       $8.730      $12.833
Number of Units Outstanding, End of Period                                                     275          939         1,257
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.672      $6.819
Accumulation Unit Value, End of Period                                                         $9.672       $6.819      $8.367
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.089      $7.426
Accumulation Unit Value, End of Period                                                         $9.089       $7.426      $9.293
Number of Units Outstanding, End of Period                                                     849          237         228
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.304
Accumulation Unit Value, End of Period                                                         -            $7.304      $10.170
Number of Units Outstanding, End of Period                                                     -            1,457       1,749
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.847      $6.961
Accumulation Unit Value, End of Period                                                         $9.847       $6.961      $9.675
Number of Units Outstanding, End of Period                                                     6,589        10,426      10,871
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.247     $9.916
Accumulation Unit Value, End of Period                                                         $10.247      $9.916      $13.485
Number of Units Outstanding, End of Period                                                     2,225        3,416       4,051
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.030
Accumulation Unit Value, End of Period                                                         -            $8.030      $10.313
Number of Units Outstanding, End of Period                                                     -            2,875       9,305
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.248      $5.816
Accumulation Unit Value, End of Period                                                         $9.248       $5.816      $7.275
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.759      $5.793
Accumulation Unit Value, End of Period                                                         $8.759       $5.793      $7.228
Number of Units Outstanding, End of Period                                                     6,150        9,435       10,609
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.226      $6.854
Accumulation Unit Value, End of Period                                                         $9.226       $6.854      $8.719
Number of Units Outstanding, End of Period                                                     2,227        2,846       3,045
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.823      $5.981
Accumulation Unit Value, End of Period                                                         $8.823       $5.981      $7.710
Number of Units Outstanding, End of Period                                                     1,892        3,289       3,288
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.359      $6.410
Accumulation Unit Value, End of Period                                                         $9.359       $6.410      $7.875
Number of Units Outstanding, End of Period                                                     3,186        7,479       7,286
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.348      $6.426
Accumulation Unit Value, End of Period                                                         $9.348       $6.426      $8.501
Number of Units Outstanding, End of Period                                                     0            292         292
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.511      $7.261
Accumulation Unit Value, End of Period                                                         $9.511       $7.261      $9.427
Number of Units Outstanding, End of Period                                                     5,378        7,511       6,687
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.308      $6.322
Accumulation Unit Value, End of Period                                                         $9.308       $6.322      $7.661
Number of Units Outstanding, End of Period                                                     918          2,874       2,349
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.279
Accumulation Unit Value, End of Period                                                         -            $7.279      $9.916
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.444      $7.515
Accumulation Unit Value, End of Period                                                         $9.444       $7.515      $9.402
Number of Units Outstanding, End of Period                                                     151          7,727       7,981
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.169      $7.414
Accumulation Unit Value, End of Period                                                         $9.169       $7.414      $9.360
Number of Units Outstanding, End of Period                                                     2,608        6,255       7,734
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.286
Accumulation Unit Value, End of Period                                                         -            $7.286      $10.709
Number of Units Outstanding, End of Period                                                     -            1,126       1,233
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.107      $6.571
Accumulation Unit Value, End of Period                                                         $9.107       $6.571      $8.061
Number of Units Outstanding, End of Period                                                     1,593        4,400       3,601

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002         2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.166       $6.933
Accumulation Unit Value, End of Period                                                         $9.166       $6.933       $8.547
Number of Units Outstanding, End of Period                                                     37,994       76,164       86,053
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.292       $7.447
Accumulation Unit Value, End of Period                                                         $9.292       $7.447       $9.309
Number of Units Outstanding, End of Period                                                     102,358      286,605      339,360
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.200       $7.083
Accumulation Unit Value, End of Period                                                         $9.200       $7.083       $8.509
Number of Units Outstanding, End of Period                                                     122,908      272,935      412,984
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.536       $7.335
Accumulation Unit Value, End of Period                                                         $9.536       $7.335       $9.253
Number of Units Outstanding, End of Period                                                     54,700       135,636      186,223
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.958       $6.942
Accumulation Unit Value, End of Period                                                         $8.958       $6.942       $8.897
Number of Units Outstanding, End of Period                                                     11,212       38,317       41,394
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.666       $8.270
Accumulation Unit Value, End of Period                                                         $9.666       $8.270       $10.671
Number of Units Outstanding, End of Period                                                     42,603       115,288      164,382
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $7.702       $6.994
Accumulation Unit Value, End of Period                                                         $7.702       $6.994       $8.736
Number of Units Outstanding, End of Period                                                     27,974       57,789       113,500
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.608       $8.668
Accumulation Unit Value, End of Period                                                         $9.608       $8.668       $10.239
Number of Units Outstanding, End of Period                                                     14,674       53,629       59,137
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.915       $4.956
Accumulation Unit Value, End of Period                                                         $8.915       $4.956       $7.802
Number of Units Outstanding, End of Period                                                     18,053       31,231       41,190
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.258      $10.438
Accumulation Unit Value, End of Period                                                         $10.258      $10.438      $10.434
Number of Units Outstanding, End of Period                                                     45,215       199,471      323,923
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.033      $9.941
Accumulation Unit Value, End of Period                                                         $10.033      $9.941       $9.785
Number of Units Outstanding, End of Period                                                     93,551       219,478      218,730
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.149       $6.106
Accumulation Unit Value, End of Period                                                         $8.149       $6.106       $7.672
Number of Units Outstanding, End of Period                                                     23,444       16,273       28,029
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.400      $10.731
Accumulation Unit Value, End of Period                                                         $10.400      $10.731      $11.369
Number of Units Outstanding, End of Period                                                     143,420      257,927      310,658
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.429       $7.147
Accumulation Unit Value, End of Period                                                         $9.429       $7.147       $8.935
Number of Units Outstanding, End of Period                                                     88,645       245,361      354,806
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.513       $8.382
Accumulation Unit Value, End of Period                                                         $9.513       $8.382       $10.342
Number of Units Outstanding, End of Period                                                     73,693       156,829      190,018
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.292       $6.251
Accumulation Unit Value, End of Period                                                         $8.292       $6.251       $7.180
Number of Units Outstanding, End of Period                                                     42,821       62,913       71,562
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.746       $8.703
Accumulation Unit Value, End of Period                                                         $9.746       $8.703       $12.768
Number of Units Outstanding, End of Period                                                     10,220       39,406       46,488
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.614       $6.798
Accumulation Unit Value, End of Period                                                         $9.614       $6.798       $8.324
Number of Units Outstanding, End of Period                                                     14,404       27,519       39,755
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.079       $7.403
Accumulation Unit Value, End of Period                                                         $9.079       $7.403       $9.246
Number of Units Outstanding, End of Period                                                     10,515       27,754       56,020
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000      $7.294
Accumulation Unit Value, End of Period                                                         -            $7.294       $10.136
Number of Units Outstanding, End of Period                                                     -            56,575       135,814
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.837       $6.940
Accumulation Unit Value, End of Period                                                         $9.837       $6.940       $9.626
Number of Units Outstanding, End of Period                                                     106,457      341,330      367,430
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.236      $9.886
Accumulation Unit Value, End of Period                                                         $10.236      $9.886       $13.417
Number of Units Outstanding, End of Period                                                                  107,231      126,165
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -            -
Accumulation Unit Value, End of Period                                                         -            -            -
Number of Units Outstanding, End of Period                                                     -            -            -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000      $8.019
Accumulation Unit Value, End of Period                                                         -            $8.019       $10.279
Number of Units Outstanding, End of Period                                                     -            284,827      494,148
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.762       $5.798
Accumulation Unit Value, End of Period                                                         $8.762       $5.798       $7.238
Number of Units Outstanding, End of Period                                                     3,800        54,261       66,098
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.749       $5.775
Accumulation Unit Value, End of Period                                                         $8.749       $5.775       $7.191
Number of Units Outstanding, End of Period                                                     94,621       217,390      280,774
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.216       $6.833
Accumulation Unit Value, End of Period                                                         $9.216       $6.833       $8.675
Number of Units Outstanding, End of Period                                                     67,153       118,996      138,347
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.814       $5.963
Accumulation Unit Value, End of Period                                                         $8.814       $5.963       $7.671
Number of Units Outstanding, End of Period                                                     31,363       73,294       86,425
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -            -
Accumulation Unit Value, End of Period                                                         -            -            -
Number of Units Outstanding, End of Period                                                     -            -            -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.349       $6.390
Accumulation Unit Value, End of Period                                                         $9.349       $6.390       $7.835
Number of Units Outstanding, End of Period                                                     85,279       170,592      174,857
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.111       $6.406
Accumulation Unit Value, End of Period                                                         $9.111       $6.406       $8.458
Number of Units Outstanding, End of Period                                                     12,882       23,416       43,411
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.501       $7.239
Accumulation Unit Value, End of Period                                                         $9.501       $7.239       $9.379
Number of Units Outstanding, End of Period                                                     141,748      347,329      472,780
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.298       $6.303
Accumulation Unit Value, End of Period                                                         $9.298       $6.303       $7.622
Number of Units Outstanding, End of Period                                                     50,766       117,399      152,193
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000      $7.270
Accumulation Unit Value, End of Period                                                         -            $7.270       $9.883
Number of Units Outstanding, End of Period                                                     -            7,316        25,424
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -            -
Accumulation Unit Value, End of Period                                                         -            -            -
Number of Units Outstanding, End of Period                                                     -            -            -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -            -
Accumulation Unit Value, End of Period                                                         -            -            -
Number of Units Outstanding, End of Period                                                     -            -            -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -            -
Accumulation Unit Value, End of Period                                                         -            -            -
Number of Units Outstanding, End of Period                                                     -            -            -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -            -
Accumulation Unit Value, End of Period                                                         -            -            -
Number of Units Outstanding, End of Period                                                     -            -            -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.434       $7.491
Accumulation Unit Value, End of Period                                                         $9.434       $7.491       $9.354
Number of Units Outstanding, End of Period                                                     35,301       82,223       89,052
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.159       $7.392
Accumulation Unit Value, End of Period                                                         $9.159       $7.392       $9.312
Number of Units Outstanding, End of Period                                                     63,280       181,371      203,349
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000      $7.276
Accumulation Unit Value, End of Period                                                         -            $7.276       $10.673
Number of Units Outstanding, End of Period                                                     -            97,785       125,788
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.097       $6.551
Accumulation Unit Value, End of Period                                                         $9.097       $6.551       $8.021
Number of Units Outstanding, End of Period                                                     71,449       134,073      159,730

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.186      $6.976
Accumulation Unit Value, End of Period                                                         $9.186       $6.976      $8.634
Number of Units Outstanding, End of Period                                                     149          0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.312      $7.493
Accumulation Unit Value, End of Period                                                         $9.312       $7.493      $9.404
Number of Units Outstanding, End of Period                                                     10,910       14,181      24,848
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.182      $7.127
Accumulation Unit Value, End of Period                                                         $9.182       $7.127      $8.596
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.974      $7.380
Accumulation Unit Value, End of Period                                                         $9.974       $7.380      $9.348
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.698      $6.985
Accumulation Unit Value, End of Period                                                         $9.698       $6.985      $8.988
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.134     $8.321
Accumulation Unit Value, End of Period                                                         $10.134      $8.321      $10.780
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.195      $7.037
Accumulation Unit Value, End of Period                                                         $9.195       $7.037      $8.825
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.628      $8.721
Accumulation Unit Value, End of Period                                                         $9.628       $8.721      $10.343
Number of Units Outstanding, End of Period                                                     1,438        2,759       2,845
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.002      $4.986
Accumulation Unit Value, End of Period                                                         $9.002       $4.986      $7.881
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.280     $10.502
Accumulation Unit Value, End of Period                                                         $10.280      $10.502     $10.540
Number of Units Outstanding, End of Period                                                     1,488        4,504       4,247
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.031     $10.002
Accumulation Unit Value, End of Period                                                         $10.031      $10.002     $9.885
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.119      $6.143
Accumulation Unit Value, End of Period                                                         $9.119       $6.143      $7.751
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.422     $10.797
Accumulation Unit Value, End of Period                                                         $10.422      $10.797     $11.485
Number of Units Outstanding, End of Period                                                     1,612        4,551       2,344
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.449      $7.191
Accumulation Unit Value, End of Period                                                         $9.449       $7.191      $9.026
Number of Units Outstanding, End of Period                                                     8,443        9,701       9,248
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.534      $8.433
Accumulation Unit Value, End of Period                                                         $9.534       $8.433      $10.448
Number of Units Outstanding, End of Period                                                     146          142         140
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.309      $6.290
Accumulation Unit Value, End of Period                                                         $8.309       $6.290      $7.253
Number of Units Outstanding, End of Period                                                     912          964         964
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.259      $8.757
Accumulation Unit Value, End of Period                                                         $9.259       $8.757      $12.898
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.676      $6.840
Accumulation Unit Value, End of Period                                                         $9.676       $6.840      $8.409
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.791      $7.449
Accumulation Unit Value, End of Period                                                         $9.791       $7.449      $9.340
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.314
Accumulation Unit Value, End of Period                                                         -            $7.314      $10.204
Number of Units Outstanding, End of Period                                                     -            0           0
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.858      $6.982
Accumulation Unit Value, End of Period                                                         $9.858       $6.982      $9.724
Number of Units Outstanding, End of Period                                                     2,378        8,179       9,829
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.586     $9.947
Accumulation Unit Value, End of Period                                                         $10.586      $9.947      $13.554
Number of Units Outstanding, End of Period                                                     0            515         461
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.041
Accumulation Unit Value, End of Period                                                         -            $8.041      $10.348
Number of Units Outstanding, End of Period                                                     -            1,595       513
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.251      $5.834
Accumulation Unit Value, End of Period                                                         $9.251       $5.834      $7.312
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.768      $5.811
Accumulation Unit Value, End of Period                                                         $8.768       $5.811      $7.265
Number of Units Outstanding, End of Period                                                     46           289         288
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.235      $6.875
Accumulation Unit Value, End of Period                                                         $9.235       $6.875      $8.763
Number of Units Outstanding, End of Period                                                     1,127        3,414       3,414
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.456      $6.000
Accumulation Unit Value, End of Period                                                         $9.456       $6.000      $7.749
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.369      $6.430
Accumulation Unit Value, End of Period                                                         $9.369       $6.430      $7.915
Number of Units Outstanding, End of Period                                                     3,520        5,444       5,443
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.351      $6.446
Accumulation Unit Value, End of Period                                                         $9.351       $6.446      $8.545
Number of Units Outstanding, End of Period                                                     0            0           0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.521      $7.284
Accumulation Unit Value, End of Period                                                         $9.521       $7.284      $9.475
Number of Units Outstanding, End of Period                                                     1,942        4,455       4,062
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.318      $6.342
Accumulation Unit Value, End of Period                                                         $9.318       $6.342      $7.700
Number of Units Outstanding, End of Period                                                     3,489        5,215       5,215
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.289
Accumulation Unit Value, End of Period                                                         -            $7.289      $9.949
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.455      $7.538
Accumulation Unit Value, End of Period                                                         $9.455       $7.538      $9.449
Number of Units Outstanding, End of Period                                                     783          782         781
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.709      $7.437
Accumulation Unit Value, End of Period                                                         $9.709       $7.437      $9.407
Number of Units Outstanding, End of Period                                                     0            523         523
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.295
Accumulation Unit Value, End of Period                                                         -            $7.295      $10.744
Number of Units Outstanding, End of Period                                                     -            0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.116      $6.591
Accumulation Unit Value, End of Period                                                         $9.116       $6.591      $8.102
Number of Units Outstanding, End of Period                                                     545          544         18,726

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.



ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.180      $6.962
Accumulation Unit Value, End of Period                                                         $9.180       $6.962      $8.606
Number of Units Outstanding, End of Period                                                     533          448         1,315
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.306      $7.478
Accumulation Unit Value, End of Period                                                         $9.306       $7.478      $9.373
Number of Units Outstanding, End of Period                                                     14,854       18,111      17,045
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.213      $7.113
Accumulation Unit Value, End of Period                                                         $9.213       $7.113      $8.567
Number of Units Outstanding, End of Period                                                     9,231        9,856       12,256
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.550      $7.365
Accumulation Unit Value, End of Period                                                         $9.550       $7.365      $9.317
Number of Units Outstanding, End of Period                                                     6,146        6,767       5,778
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.696      $6.971
Accumulation Unit Value, End of Period                                                         $9.696       $6.971      $8.958
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.680      $8.304
Accumulation Unit Value, End of Period                                                         $9.680       $8.304      $10.744
Number of Units Outstanding, End of Period                                                     2,610        5,821       7,194
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $7.714      $7.023
Accumulation Unit Value, End of Period                                                         $7.714       $7.023      $8.796
Number of Units Outstanding, End of Period                                                     1,265        1,532       2,051
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.621      $8.704
Accumulation Unit Value, End of Period                                                         $9.621       $8.704      $10.309
Number of Units Outstanding, End of Period                                                     2,103        3,485       3,548
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.928      $4.976
Accumulation Unit Value, End of Period                                                         $8.928       $4.976      $7.855
Number of Units Outstanding, End of Period                                                     231          593         1,494
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.273     $10.481
Accumulation Unit Value, End of Period                                                         $10.273      $10.481     $10.505
Number of Units Outstanding, End of Period                                                     10,406       14,410      19,226
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.048     $9.982
Accumulation Unit Value, End of Period                                                         $10.048      $9.982      $9.852
Number of Units Outstanding, End of Period                                                     11,116       14,913      9,509
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.116      $6.131
Accumulation Unit Value, End of Period                                                         $9.116       $6.131      $7.725
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.415     $10.775
Accumulation Unit Value, End of Period                                                         $10.415      $10.775     $11.447
Number of Units Outstanding, End of Period                                                     7,023        8,473       13,360
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.443      $7.177
Accumulation Unit Value, End of Period                                                         $9.443       $7.177      $8.996
Number of Units Outstanding, End of Period                                                     6,089        6,762       5,941
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.527      $8.417
Accumulation Unit Value, End of Period                                                         $9.527       $8.417      $10.414
Number of Units Outstanding, End of Period                                                     4,929        7,339       7,102
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.304      $6.278
Accumulation Unit Value, End of Period                                                         $8.304       $6.278      $7.229
Number of Units Outstanding, End of Period                                                     5,804        5,801       5,799
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.760      $8.739
Accumulation Unit Value, End of Period                                                         $9.760       $8.739      $12.856
Number of Units Outstanding, End of Period                                                     803          2,130       1,918
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.628      $6.826
Accumulation Unit Value, End of Period                                                         $9.628       $6.826      $8.382
Number of Units Outstanding, End of Period                                                     351          350         350
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.092      $7.434
Accumulation Unit Value, End of Period                                                         $9.092       $7.434      $9.310
Number of Units Outstanding, End of Period                                                     322          706         730
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.307
Accumulation Unit Value, End of Period                                                         -            $7.307      $10.182
Number of Units Outstanding, End of Period                                                     -            239         2,753
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.851      $6.969
Accumulation Unit Value, End of Period                                                         $9.851       $6.969      $9.692
Number of Units Outstanding, End of Period                                                     22,642       29,391      33,393
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.250     $9.927
Accumulation Unit Value, End of Period                                                         $10.250      $9.927      $13.509
Number of Units Outstanding, End of Period                                                     1,180        3,929       4,030
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.034
Accumulation Unit Value, End of Period                                                         -            $8.034      $10.325
Number of Units Outstanding, End of Period                                                     -            8,026       10,933
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.249      $5.823
Accumulation Unit Value, End of Period                                                         $9.249       $5.823      $7.288
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.760      $5.799
Accumulation Unit Value, End of Period                                                         $8.762       $5.799      $7.241
Number of Units Outstanding, End of Period                                                     10,081       9,015       10,219
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.229      $6.861
Accumulation Unit Value, End of Period                                                         $9.229       $6.861      $8.734
Number of Units Outstanding, End of Period                                                     7,038        9,362       10,311
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.826      $5.988
Accumulation Unit Value, End of Period                                                         $8.826       $5.988      $7.724
Number of Units Outstanding, End of Period                                                     4,355        6,067       8,545
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.362      $6.417
Accumulation Unit Value, End of Period                                                         $9.362       $6.417      $7.889
Number of Units Outstanding, End of Period                                                     12,654       11,108      12,342
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.120      $6.433
Accumulation Unit Value, End of Period                                                         $9.124       $6.433      $8.517
Number of Units Outstanding, End of Period                                                     1,651        1,068       2,116
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.514      $7.269
Accumulation Unit Value, End of Period                                                         $9.514       $7.269      $9.444
Number of Units Outstanding, End of Period                                                     10,661       15,331      19,325
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.312      $6.329
Accumulation Unit Value, End of Period                                                         $9.312       $6.329      $7.674
Number of Units Outstanding, End of Period                                                     8,414        8,828       8,821
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.283
Accumulation Unit Value, End of Period                                                         -            $7.283      $9.928
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.448      $7.523
Accumulation Unit Value, End of Period                                                         $9.448       $7.523      $9.418
Number of Units Outstanding, End of Period                                                     909          1,125       3,046
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.173      $7.422
Accumulation Unit Value, End of Period                                                         $9.173       $7.422      $9.376
Number of Units Outstanding, End of Period                                                     7,069        10,565      12,159
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.289
Accumulation Unit Value, End of Period                                                         -            $7.289      $10.721
Number of Units Outstanding, End of Period                                                     -            2,552       5,267
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.110      $6.578
Accumulation Unit Value, End of Period                                                         $9.110       $6.578      $8.076
Number of Units Outstanding, End of Period                                                     7,712        7,712       7,712

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT COMBINATION OPTION



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002         2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.174       $6.950
Accumulation Unit Value, End of Period                                                        $9.174        $6.950       $8.582
Number of Units Outstanding, End of Period                                                    5,184         9,472        5,744
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.300       $7.466
Accumulation Unit Value, End of Period                                                        $9.300        $7.466       $9.347
Number of Units Outstanding, End of Period                                                    16,542        31,608       29,987
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.208       $7.101
Accumulation Unit Value, End of Period                                                        $9.208        $7.101       $8.543
Number of Units Outstanding, End of Period                                                    8,290         15,924       26,502
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.544       $7.353
Accumulation Unit Value, End of Period                                                        $9.544        $7.353       $9.291
Number of Units Outstanding, End of Period                                                    2,088         9,116        11,344
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                  $10.000       $8.966       $6.959
Accumulation Unit Value, End of Period                                                        $8.966        $6.959       $8.933
Number of Units Outstanding, End of Period                                                    1,368         1,401        2,582
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.675       $8.290
Accumulation Unit Value, End of Period                                                        $9.675        $8.290       $10.714
Number of Units Outstanding, End of Period                                                    1,394         6,004        7,622
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                  $10.000       $7.709       $7.011
Accumulation Unit Value, End of Period                                                        $7.709        $7.011       $8.772
Number of Units Outstanding, End of Period                                                    1,226         9,124        14,666
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.616       $8.689
Accumulation Unit Value, End of Period                                                        $9.616        $8.689       $10.280
Number of Units Outstanding, End of Period                                                    6,298         4,618        12,308
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                  $10.000       $8.923       $4.968
Accumulation Unit Value, End of Period                                                        $8.923        $4.968       $7.833
Number of Units Outstanding, End of Period                                                    1,308         5,740        6,551
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                  $10.000       $10.267      $10.464
Accumulation Unit Value, End of Period                                                        $10.267       $10.464      $10.476
Number of Units Outstanding, End of Period                                                    14,958        34,867       25,275
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                  $10.000       $10.042      $9.965
Accumulation Unit Value, End of Period                                                        $10.042       $9.965       $9.825
Number of Units Outstanding, End of Period                                                    62,503        91,643       62,778
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.115       $6.121
Accumulation Unit Value, End of Period                                                        $9.115        $6.121       $7.704
Number of Units Outstanding, End of Period                                                    0             3,339        3,992
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                  $10.000       $10.409      $10.757
Accumulation Unit Value, End of Period                                                        $10.409       $10.757      $11.415
Number of Units Outstanding, End of Period                                                    17,399        13,431       54,139
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.437       $7.165
Accumulation Unit Value, End of Period                                                        $9.430        $7.165       $8.971
Number of Units Outstanding, End of Period                                                    5,933         11,051       18,993
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.520       $8.402
Accumulation Unit Value, End of Period                                                        $9.522        $8.402       $10.385
Number of Units Outstanding, End of Period                                                    7,403         21,585       36,214
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                  $10.000       $8.299       $6.267
Accumulation Unit Value, End of Period                                                        $8.299        $6.267       $7.209
Number of Units Outstanding, End of Period                                                    2,364         5,972        5,863
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.255       $8.724
Accumulation Unit Value, End of Period                                                        $9.255        $8.724       $12.820
Number of Units Outstanding, End of Period                                                    0             3,749        426
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.623       $6.815
Accumulation Unit Value, End of Period                                                        $9.623        $6.815       $8.358
Number of Units Outstanding, End of Period                                                    605           712          1,095
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.087       $7.421
Accumulation Unit Value, End of Period                                                        $9.087        $7.421       $9.284
Number of Units Outstanding, End of Period                                                    2,449         2,988        5,737
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                  -             $10.000      $7.302
Accumulation Unit Value, End of Period                                                        -             $7.302       $10.163
Number of Units Outstanding, End of Period                                                    -             66           4,253
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.845       $6.957
Accumulation Unit Value, End of Period                                                        $9.845        $6.957       $9.665
Number of Units Outstanding, End of Period                                                    13,669        54,846       57,906
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                  $10.000       $10.244      $9.910
Accumulation Unit Value, End of Period                                                        $10.244       $9.910       $13.471
Number of Units Outstanding, End of Period                                                    5,124         11,314       3,464
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                  -             -            -
Accumulation Unit Value, End of Period                                                        -             -            -
Number of Units Outstanding, End of Period                                                    -             -            -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                  -             $10.000      $8.028
Accumulation Unit Value, End of Period                                                        -             $8.028       $10.306
Number of Units Outstanding, End of Period                                                    -             40,034       48,193
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000       $8.770       $5.813
Accumulation Unit Value, End of Period                                                        $8.770        $5.813       $7.267
Number of Units Outstanding, End of Period                                                    1,154         2,104        2,103
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000       $8.757       $5.789
Accumulation Unit Value, End of Period                                                        $8.757        $5.789       $7.221
Number of Units Outstanding, End of Period                                                    4,181         11,391       27,227
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.224       $6.850
Accumulation Unit Value, End of Period                                                        $9.224        $6.850       $8.710
Number of Units Outstanding, End of Period                                                    4,010         8,484        6,482
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                  $10.000       $8.821       $5.978
Accumulation Unit Value, End of Period                                                        $8.821        $5.978       $7.702
Number of Units Outstanding, End of Period                                                    2,236         2,982        3,322
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                  -             -            -
Accumulation Unit Value, End of Period                                                        -             -            -
Number of Units Outstanding, End of Period                                                    -             -            -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.357       $6.406
Accumulation Unit Value, End of Period                                                        $9.357        $6.406       $7.867
Number of Units Outstanding, End of Period                                                    8,413         8,198        8,476
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.119       $6.422
Accumulation Unit Value, End of Period                                                        $9.119        $6.422       $8.493
Number of Units Outstanding, End of Period                                                    830           1,853        9,088
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.509       $7.257
Accumulation Unit Value, End of Period                                                        $9.509        $7.257       $9.417
Number of Units Outstanding, End of Period                                                    40,349        101,407      115,918
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.306       $6.318
Accumulation Unit Value, End of Period                                                        $9.306        $6.318       $7.653
Number of Units Outstanding, End of Period                                                    3,186         11,614       16,483
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                  -             $10.000      $7.277
Accumulation Unit Value, End of Period                                                        -             $7.277       $9.909
Number of Units Outstanding, End of Period                                                    -             0            5,306
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                  -             -            -
Accumulation Unit Value, End of Period                                                        -             -            -
Number of Units Outstanding, End of Period                                                    -             -            -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                  -             -            -
Accumulation Unit Value, End of Period                                                        -             -            -
Number of Units Outstanding, End of Period                                                    -             -            -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                  -             -            -
Accumulation Unit Value, End of Period                                                        -             -            -
Number of Units Outstanding, End of Period                                                    -             -            -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                  -             -            -
Accumulation Unit Value, End of Period                                                        -             -            -
Number of Units Outstanding, End of Period                                                    -             -            -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.442       $7.510
Accumulation Unit Value, End of Period                                                        $9.442        $7.510       $9.392
Number of Units Outstanding, End of Period                                                    3,685         2,711        1,716
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.167       $7.410
Accumulation Unit Value, End of Period                                                        $9.167        $7.410       $9.350
Number of Units Outstanding, End of Period                                                    4,725         12,230       18,700
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                  -             $10.000      $7.284
Accumulation Unit Value, End of Period                                                        -             $7.284       $10.701
Number of Units Outstanding, End of Period                                                    -             23,862       10,448
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                  $10.000       $9.105       $6.567
Accumulation Unit Value, End of Period                                                        $9.105        $6.567       $8.053
Number of Units Outstanding, End of Period                                                    15,362        42,101       42,280

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.360      $6.944
Accumulation Unit Value, End of Period                                                         $9.360       $6.944      $8.569
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.297      $7.459
Accumulation Unit Value, End of Period                                                         $9.297       $7.459      $9.333
Number of Units Outstanding, End of Period                                                     584          4,244       4,061
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.205      $7.094
Accumulation Unit Value, End of Period                                                         $9.205       $7.094      $8.530
Number of Units Outstanding, End of Period                                                     591          2,516       4,005
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.969      $7.346
Accumulation Unit Value, End of Period                                                         $9.969       $7.346      $9.277
Number of Units Outstanding, End of Period                                                     0            310         310
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.693      $6.952
Accumulation Unit Value, End of Period                                                         $9.693       $6.952      $8.919
Number of Units Outstanding, End of Period                                                     0            0           197
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.129     $8.283
Accumulation Unit Value, End of Period                                                         $10.129      $8.283      $10.698
Number of Units Outstanding, End of Period                                                     0            681         1,136
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.190      $7.005
Accumulation Unit Value, End of Period                                                         $9.190       $7.005      $8.758
Number of Units Outstanding, End of Period                                                     0            0           528
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.782      $8.681
Accumulation Unit Value, End of Period                                                         $9.782       $8.681      $10.265
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.997      $4.963
Accumulation Unit Value, End of Period                                                         $8.997       $4.963      $7.822
Number of Units Outstanding, End of Period                                                     0            0           0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.264     $10.454
Accumulation Unit Value, End of Period                                                         $10.264      $10.454     $10.460
Number of Units Outstanding, End of Period                                                     1,946        10,346      33,139
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.038     $9.956
Accumulation Unit Value, End of Period                                                         $10.038      $9.956      $9.810
Number of Units Outstanding, End of Period                                                     598          594         1,592
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.114      $6.115
Accumulation Unit Value, End of Period                                                         $9.114       $6.115      $7.692
Number of Units Outstanding, End of Period                                                     0            330         330
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.406     $10.747
Accumulation Unit Value, End of Period                                                         $10.406      $10.747     $11.398
Number of Units Outstanding, End of Period                                                     4,834        7,038       4,967
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.434      $7.158
Accumulation Unit Value, End of Period                                                         $9.434       $7.158      $8.958
Number of Units Outstanding, End of Period                                                     382          871         255
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.519      $8.395
Accumulation Unit Value, End of Period                                                         $9.519       $8.395      $10.369
Number of Units Outstanding, End of Period                                                     1,516        3,398       2,834
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.386      $6.261
Accumulation Unit Value, End of Period                                                         $9.386       $6.261      $7.198
Number of Units Outstanding, End of Period                                                     0            0           0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.254      $8.716
Accumulation Unit Value, End of Period                                                         $9.254       $8.716      $12.800
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.671      $6.808
Accumulation Unit Value, End of Period                                                         $9.671       $6.808      $8.345
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.084      $7.414
Accumulation Unit Value, End of Period                                                         $9.084       $7.414      $9.269
Number of Units Outstanding, End of Period                                                     200          448         1,045
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.299
Accumulation Unit Value, End of Period                                                         -            $7.299      $10.153
Number of Units Outstanding, End of Period                                                     -            0           297
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.969      $6.950
Accumulation Unit Value, End of Period                                                         $9.969       $6.950      $9.650
Number of Units Outstanding, End of Period                                                     0            812         1,989
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.580     $9.901
Accumulation Unit Value, End of Period                                                         $10.580      $9.901      $13.451
Number of Units Outstanding, End of Period                                                     0            288         869
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.024
Accumulation Unit Value, End of Period                                                         -            $8.024      $10.296
Number of Units Outstanding, End of Period                                                     -            0           4,988
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.246      $5.807
Accumulation Unit Value, End of Period                                                         $9.246       $5.807      $7.256
Number of Units Outstanding, End of Period                                                     0            0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.754      $5.784
Accumulation Unit Value, End of Period                                                         $8.754       $5.784      $7.210
Number of Units Outstanding, End of Period                                                     1,424        1,697       1,697
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.388      $6.843
Accumulation Unit Value, End of Period                                                         $9.388       $6.843      $8.697
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.451      $5.972
Accumulation Unit Value, End of Period                                                         $9.451       $5.972      $7.691
Number of Units Outstanding, End of Period                                                     0            0           0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.354      $6.400
Accumulation Unit Value, End of Period                                                         $9.354       $6.400      $7.855
Number of Units Outstanding, End of Period                                                     1,137        1,137       1,137
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.346      $6.416
Accumulation Unit Value, End of Period                                                         $9.346       $6.416      $8.480
Number of Units Outstanding, End of Period                                                     0            0           604
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.506      $7.250
Accumulation Unit Value, End of Period                                                         $9.506       $7.250      $9.403
Number of Units Outstanding, End of Period                                                     2,764        4,810       7,577
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.471      $6.313
Accumulation Unit Value, End of Period                                                         $9.471       $6.313      $7.641
Number of Units Outstanding, End of Period                                                     0            0           333
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.275
Accumulation Unit Value, End of Period                                                         -            $7.275      $9.900
Number of Units Outstanding, End of Period                                                     -            0           0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.439      $7.503
Accumulation Unit Value, End of Period                                                         $9.439       $7.503      $9.378
Number of Units Outstanding, End of Period                                                     3,504        3,504       3,504
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.704      $7.403
Accumulation Unit Value, End of Period                                                         $9.704       $7.403      $9.336
Number of Units Outstanding, End of Period                                                     0            0           0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.281
Accumulation Unit Value, End of Period                                                         -            $7.281      $10.691
Number of Units Outstanding, End of Period                                                     -            0           0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.628      $6.561
Accumulation Unit Value, End of Period                                                         $9.628       $6.561      $8.041
Number of Units Outstanding, End of Period                                                     0            0           0

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                                               2001         2002        2003


MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.162      $6.922
Accumulation Unit Value, End of Period                                                         $9.162       $6.922      $8.525
Number of Units Outstanding, End of Period                                                     32,523       46,945      67,686
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.287      $7.436
Accumulation Unit Value, End of Period                                                         $9.287       $7.436      $9.285
Number of Units Outstanding, End of Period                                                     107,106      217,081     303,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.195      $7.072
Accumulation Unit Value, End of Period                                                         $9.195       $7.072      $8.487
Number of Units Outstanding, End of Period                                                     82,118       191,360     275,607
MORGAN STANLEY VIS EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.531      $7.323
Accumulation Unit Value, End of Period                                                         $9.531       $7.323      $9.230
Number of Units Outstanding, End of Period                                                     19,588       62,369      85,128
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.953      $6.931
Accumulation Unit Value, End of Period                                                         $8.953       $6.931      $8.874
Number of Units Outstanding, End of Period                                                     4,005        11,385      17,176
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.661      $8.257
Accumulation Unit Value, End of Period                                                         $9.661       $8.257      $10.644
Number of Units Outstanding, End of Period                                                     14,265       64,127      126,613
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                   $10.000      $7.698      $6.983
Accumulation Unit Value, End of Period                                                         $7.698       $6.983      $8.714
Number of Units Outstanding, End of Period                                                     13,004       62,541      120,583
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.602      $8.655
Accumulation Unit Value, End of Period                                                         $9.602       $8.655      $10.213
Number of Units Outstanding, End of Period                                                     19,518       57,563      104,801
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.911      $4.948
Accumulation Unit Value, End of Period                                                         $8.911       $4.948      $7.782
Number of Units Outstanding, End of Period                                                     8,484        20,890      25,243
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.253     $10.422
Accumulation Unit Value, End of Period                                                         $10.253      $10.422     $10.407
Number of Units Outstanding, End of Period                                                     62,636       140,912     225,916
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.028     $9.926
Accumulation Unit Value, End of Period                                                         $10.028      $9.926      $9.760
Number of Units Outstanding, End of Period                                                     140,953      226,154     220,177
MORGAN STANLEY VIS PACIFIC GROWTH (1)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.145      $6.096
Accumulation Unit Value, End of Period                                                         $8.145       $6.096      $7.653
Number of Units Outstanding, End of Period                                                     3,092        9,392       21,859
MORGAN STANLEY VIS QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.394     $10.714
Accumulation Unit Value, End of Period                                                         $10.394      $10.714     $11.340
Number of Units Outstanding, End of Period                                                     74,643       217,334     282,496
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.424      $7.136
Accumulation Unit Value, End of Period                                                         $9.424       $7.136      $8.912
Number of Units Outstanding, End of Period                                                     88,849       189,549     245,807
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.508      $8.369
Accumulation Unit Value, End of Period                                                         $9.508       $8.369      $10.316
Number of Units Outstanding, End of Period                                                     55,765       121,094     130,297
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.287      $6.242
Accumulation Unit Value, End of Period                                                         $8.287       $6.242      $7.162
Number of Units Outstanding, End of Period                                                     45,946       81,041      89,601
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.741      $8.689
Accumulation Unit Value, End of Period                                                         $9.741       $8.689      $12.736
Number of Units Outstanding, End of Period                                                     9,160        17,207      18,327
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.609      $6.787
Accumulation Unit Value, End of Period                                                         $9.609       $6.787      $8.303
Number of Units Outstanding, End of Period                                                     17,703       40,574      55,332
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.074      $7.391
Accumulation Unit Value, End of Period                                                         $9.074       $7.391      $9.223
Number of Units Outstanding, End of Period                                                     7,499        23,975      29,246
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.289
Accumulation Unit Value, End of Period                                                         -            $7.289      $10.119
Number of Units Outstanding, End of Period                                                     -            33,994      74,890
VAN KAMPEN UIF U.S. MID CAP VALUE (2)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.831      $6.929
Accumulation Unit Value, End of Period                                                         $9.831       $6.929      $9.602
Number of Units Outstanding, End of Period                                                     128,931      278,464     270,357
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                   $10.000      $10.230     $9.870
Accumulation Unit Value, End of Period                                                         $10.230      $9.870      $13.383
Number of Units Outstanding, End of Period                                                     22,121       57,417      85,725
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $8.014
Accumulation Unit Value, End of Period                                                         -            $8.014      $10.262
Number of Units Outstanding, End of Period                                                     -            276,201     390,412
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.243      $5.789
Accumulation Unit Value, End of Period                                                         $9.243       $5.789      $7.220
Number of Units Outstanding, End of Period                                                     0            22,995      27,996
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (4)
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.744      $5.766
Accumulation Unit Value, End of Period                                                         $8.744       $5.766      $7.173
Number of Units Outstanding, End of Period                                                     97,388       190,862     238,208
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.211      $6.822
Accumulation Unit Value, End of Period                                                         $9.211       $6.822      $8.653
Number of Units Outstanding, End of Period                                                     61,095       62,600      58,582
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $8.809      $5.954
Accumulation Unit Value, End of Period                                                         $8.809       $5.954      $7.652
Number of Units Outstanding, End of Period                                                     22,137       24,196      23,888
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.344      $6.381
Accumulation Unit Value, End of Period                                                         $9.344       $6.381      $7.815
Number of Units Outstanding, End of Period                                                     103,232      112,965     138,451
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.106      $6.396
Accumulation Unit Value, End of Period                                                         $9.106       $6.396      $8.437
Number of Units Outstanding, End of Period                                                     28,772       27,065      46,904
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.496      $7.228
Accumulation Unit Value, End of Period                                                         $9.496       $7.228      $9.356
Number of Units Outstanding, End of Period                                                     160,636      298,203     354,552
ALLIANCEBERNSTEIN PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.293      $6.293
Accumulation Unit Value, End of Period                                                         $9.293       $6.293      $7.602
Number of Units Outstanding, End of Period                                                     19,553       66,588      80,947
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.265
Accumulation Unit Value, End of Period                                                         -            $7.265      $9.867
Number of Units Outstanding, End of Period                                                     -            10,958      23,453
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Franklin Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                                   -            -           -
Accumulation Unit Value, End of Period                                                         -            -           -
Number of Units Outstanding, End of Period                                                     -            -           -
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.429      $7.480
Accumulation Unit Value, End of Period                                                         $9.429       $7.480      $9.330
Number of Units Outstanding, End of Period                                                     3,372        54,496      65,291
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.155      $7.380
Accumulation Unit Value, End of Period                                                         $9.155       $7.380      $9.289
Number of Units Outstanding, End of Period                                                     34,549       97,694      117,722
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                   -            $10.000     $7.271
Accumulation Unit Value, End of Period                                                         -            $7.271      $10.655
Number of Units Outstanding, End of Period                                                     -            81,504      105,138
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                   $10.000      $9.092      $6.541
Accumulation Unit Value, End of Period                                                         $9.092       $6.541      $8.000
Number of Units Outstanding, End of Period                                                     40,982       69,720      76,360

(1) On or about April 17, 2004, the Morgan Stanley VIS Pacific Growth Portfolio
- Class Y was liquidated. Any amounts invested in the Pacific Growth Sub-Account on the date of liquidation were transferred to the Morgan Stanley VIS Money Market Sub-Account.

(2) Effective September 30, 2003, the Van Kampen UIF U.S. Mid Cap Core Portfolio, Class I changed its name to Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(3) Effective April 30, 2004 the LSA Aggressive Growth Portfolio merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on April 30, 2004, we transferred the value of the LSA Aggressive Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(4) The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the Van Kampen LIT Emerging Growth Portfolio (Class I shares or "non-12b-1 class").

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

     We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, in 2003, the Company changed its method of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $418, $393 and $323)          $      959    $    1,023    $    1,046
Contract charges                                                           872           853           821
Net investment income                                                    3,082         2,978         2,833
Realized capital gains and losses                                          (84)         (422)         (207)
                                                                    ----------    ----------    ----------

                                                                         4,829         4,432         4,493

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $336,
  $387 and $277)                                                         1,595         1,543         1,485
Interest credited to contractholder funds                                1,764         1,691         1,670
Amortization of deferred policy acquisition costs                          479           418           365
Operating costs and expenses                                               493           475           416
                                                                    ----------    ----------    ----------
                                                                         4,331         4,127         3,936

LOSS ON DISPOSITION OF OPERATIONS                                          (45)           (3)           (4)
                                                                    ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX             453           302           553
Income tax expense                                                         162            57           179
                                                                    ----------    ----------    ----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                       291           245           374

Cumulative effect of change in accounting principle, after-tax             (13)            -            (6)
                                                                    ----------    ----------    ----------

NET INCOME                                                                 278           245           368
                                                                    ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
  Unrealized net capital gains and losses and net gains
    and losses on derivative financial instruments                           1           416            76
  Unrealized foreign currency translation adjustments                        -            (1)            2
                                                                    ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX                                        1           415            78
                                                                    ----------    ----------    ----------

COMPREHENSIVE INCOME                                                $      279    $      660    $      446
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                         DECEMBER 31,
                                                                    -----------------------
                                                                       2003         2002
                                                                    ----------   ----------
(IN MILLIONS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
    Fixed income securities, at fair value
      (amortized cost $48,401 and $41,723)                          $   51,578   $   44,805
    Mortgage loans                                                       6,354        5,883
    Equity securities                                                      164          183
    Short-term                                                             765          839
    Policy loans                                                           686          692
    Other                                                                  442          268
                                                                    ----------   ----------
   Total investments                                                    59,989       52,670

Cash                                                                       121          252
Deferred policy acquisition costs                                        3,202        2,915
Reinsurance recoverables, net                                            1,185        1,046
Accrued investment income                                                  567          534
Other assets                                                               323          304
Separate Accounts                                                       13,425       11,125
                                                                    ----------   ----------
  TOTAL ASSETS                                                      $   78,812   $   68,846
                                                                    ==========   ==========
LIABILITIES
Contractholder funds                                                $   44,914   $   38,858
Reserve for life-contingent contract benefits                           10,480        9,733
Unearned premiums                                                           32           24
Payable to affiliates, net                                                 114           80
Other liabilities and accrued expenses                                   2,594        1,956
Deferred income taxes                                                      779          708
Long-term debt                                                              45            -
Separate Accounts                                                       13,425       11,125
                                                                    ----------   ----------
  TOTAL LIABILITIES                                                     72,383       62,484
                                                                    ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, 815,460 and 930,650
  shares issued and outstanding                                             82           93
Common stock, $227 par value, 23,800 shares
  authorized and outstanding                                                 5            5
Additional capital paid-in                                               1,067        1,067
Retained income                                                          4,222        4,145
Accumulated other comprehensive income:
    Unrealized net capital gains and losses and net gains
      and losses on derivative financial instruments                     1,053        1,052
                                                                    ----------   ----------
  Total accumulated other comprehensive income                           1,053        1,052
                                                                    ----------   ----------
  TOTAL SHAREHOLDER'S EQUITY                                             6,429        6,362
                                                                    ----------   ----------
  TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $   78,812   $   68,846
                                                                    ==========   ==========

                 See notes to consolidated financial statements.

                                       3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                          $       93    $      104    $       92
Issuance of stock                                                            -             5            15
Redemption of stock                                                        (11)          (16)           (3)
                                                                    ----------    ----------    ----------

Balance, end of year                                                        82            93           104
                                                                    ----------    ----------    ----------

REDEEMABLE PREFERRED STOCK - SERIES A SUBSCRIPTIONS RECEIVABLE               -             -           (14)
                                                                    ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES B
Balance, beginning of year                                                   -             -           117
Redemption of stock                                                          -             -          (117)
                                                                    ----------    ----------    ----------

Balance, end of year                                                         -             -             -
                                                                    ----------    ----------    ----------

COMMON STOCK                                                                 5             5             5

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                               1,067           717           600
Capital contribution                                                         -           350           117
                                                                    ----------    ----------    ----------

Balance, end of year                                                     1,067         1,067           717
                                                                    ----------    ----------    ----------
RETAINED INCOME
Balance, beginning of year                                               4,145         3,948         3,752
Net income                                                                 278           245           368
Dividends                                                                 (201)          (48)         (172)
                                                                    ----------    ----------    ----------

Balance, end of year                                                     4,222         4,145         3,948
                                                                    ----------    ----------    ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                               1,052           637           559
Change in unrealized net capital gains and losses and net gains
  and losses on derivative financial instruments                             1           416            76
Change in unrealized foreign currency translation adjustments                -            (1)            2
                                                                    ----------    ----------    ----------

Balance, end of year                                                     1,053         1,052           637
                                                                    ----------    ----------    ----------
TOTAL SHAREHOLDER'S EQUITY                                          $    6,429    $    6,362    $    5,397
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       4



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $      278    $      245    $      368
  Adjustments to reconcile net income to net cash provided by operating activities:
    Amortization and other non-cash items                                 (175)         (210)         (261)
    Realized capital gains and losses                                       84           422           207
    Loss on disposition of operations                                       45             3             4
    Cumulative effect of change in accounting for derivative
      and embedded derivative financial instruments                         13             -             6
   Interest credited to contractholder funds                             1,764         1,691         1,670
  Changes in:
      Contract benefit and other insurance reserves                         45           134            30
      Unearned premiums                                                      8             7           (31)
      Deferred policy acquisition costs                                   (253)         (249)         (272)
      Reinsurance recoverables                                            (141)         (122)         (137)
      Income taxes payable                                                   3           (85)           26
      Other operating assets and liabilities                                81           (66)          137
                                                                    ----------    ----------    ----------
          Net cash provided by operating activities                      1,752         1,770         1,747
                                                                    ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                               8,158         6,224         6,552
   Equity securities                                                        80           129           533
Investment collections
   Fixed income securities                                               4,818         4,041         3,434
   Mortgage loans                                                          679           542           359
Investments purchases
   Fixed income securities                                             (19,225)      (16,155)      (14,173)
   Equity securities                                                       (47)         (149)         (311)
   Mortgage loans                                                       (1,146)         (916)       (1,456)
Acquisitions, net of cash received                                           -             -            67
Change in short-term investments, net                                      236          (425)          330
Change in other investments, net                                            14          (154)          (28)
                                                                    ----------    ----------    ----------
        Net cash used in investing activities                           (6,433)       (6,863)       (4,693)
                                                                    ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                         -            19             1
Redemption of redeemable preferred stock                                   (11)          (16)         (120)
Capital contribution                                                         -           350           117
Contractholder fund deposits                                             9,841         8,946         7,860
Contractholder fund withdrawals                                         (5,253)       (4,036)       (4,668)
Dividends paid                                                             (27)          (48)         (172)
                                                                    ----------    ----------    ----------
        Net cash provided by financing activities                        4,550         5,215         3,018
                                                                    ----------    ----------    ----------
NET (DECREASE) INCREASE IN CASH                                           (131)          122            72
CASH AT BEGINNING OF YEAR                                                  252           130            58
                                                                    ----------    ----------    ----------
CASH AT END OF YEAR                                                 $      121    $      252    $      130
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries
(collectively referred to as the "Company"). ALIC is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform with the 2003 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company offers a diversified portfolio of retail and institutional products to meet consumers' needs in the areas of financial protection, savings and retirement through a variety of distribution channels. Retail life insurance products include: term life, whole life, credit life, interest-sensitive life, variable life, variable universal life and single premium life. Other insurance products include long-term care, accidental death, hospital indemnity and credit disability. Savings products include fixed deferred annuities (including market value adjusted annuities, equity-indexed annuities and treasury-linked annuities), immediate annuities (including structured settlement annuities) and variable annuities. These products are sold through a variety of distribution channels including Allstate agencies, financial institutions and broker/dealers, independent agents (primarily master brokerage agencies), direct marketing and specialized brokers. The institutional product line consists primarily of funding agreements sold to variable interest entities that issue medium-term notes to institutional investors.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were Delaware, California, New York, Florida, and Pennsylvania.
No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations for the Company.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may result in an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as

                                       6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at the outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $83 million and $96 million, and cost of $79 million and $104 million at December 31, 2003 and 2002, respectively. Common stocks and non-redeemable preferred stocks are classified as available for sale and are carried at fair value if independent market quotations are available. If independent market quotations are not available, these securities are carried at cost. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests had a carrying value and cost of $81 million and $87 million at December 31, 2003 and 2002, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with certain securities included in repurchase, resale and lending activities and derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income or equity security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board
("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133,
"Accounting for Derivative Instruments and Hedging Activities", and SFAS No.
138, "Accounting for Certain Derivative Instruments and Certain Hedging
Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138
(the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2001.

                                       7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments
("subject to bifurcation") are embedded in convertible and other fixed income securities, equity-indexed life and annuity contracts, certain variable life and annuity contracts and modified coinsurance contracts (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in life and annuity contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.
For the years ended December 31, 2003, 2002 and 2001, the hedge ineffectiveness reported as realized capital gains and losses amounted to gains of $16 million, losses of $15 million and gains of $6 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof are reported in life and annuity contract benefits, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, life and annuity contract benefits or interest expense. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction.
Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income.
Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be

                                       8

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset has become impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or for which the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or life and annuity contract benefits, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, or if the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, certain forward contracts for TBA mortgage securities and credit default swaps. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, generally with results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses or life and annuity contract benefits.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and the related obligations to return the collateral are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are on loan with large brokerage firms.

     Securities repurchase and resale agreements and securities lending transactions are used to generate net investment income. The cash received from repurchases and resale agreements also provide a source of liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities.
The carrying values of these instruments approximate fair value because of their relatively

                                       9



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

short-term nature.

RECOGNITION OF PREMIUM AND CONTRACT CHARGE REVENUE AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in life and annuity contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, certain guaranteed investment contracts ("GICs") and funding agreements are considered investment contracts.
Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed life products are based on a specified interest rate index, such as LIBOR, or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment business are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses. All other acquisition expenses are charged to operations as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, DAC is amortized in proportion to the estimated revenues on such business.
Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

                                       10



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality including guaranteed minimum death and income benefits; contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses.

     DAC amortization for variable annuity and life contracts is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance after fees is approximately
8%, which is consistent with its pricing assumptions. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC. In applying the reversion to the mean process, the Company does not allow the future rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The
Company periodically evaluates the utilization of this process to determine that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of the incidence of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. Present value of future profits was $27 million and $63 million at December 31, 2003 and 2002, respectively. Amortization expense on present value of future profits was $36 million, $15 million and $16 million for the years ended December 31, 2003, 2002 and 2001, respectively.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates reinsurers and amounts recoverable and establishes allowances for uncollectible reinsurance as appropriate.

     The Company also has reinsurance agreements that transfer the investment risk for a portion of the GMDBs and guaranteed minimum income benefits ("GMIBs") offered in certain variable contracts.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded

                                       11



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities, variable life insurance contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses and are reflected in contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position.
The contractual amounts and fair values of these instruments are outlined in
Note 7.

ADOPTED ACCOUNTING STANDARDS

FASB INTERPRETATION NO.46 AND 46R, "CONSOLIDATION OF VARIABLE INTEREST ENTITIES"
("FIN 46" AND "FIN 46R")

     In January 2003, the FASB issued FIN 46, which addressed whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity in which the equity investors lack certain essential characteristics of a controlling financial interest or that lacks sufficient equity to finance its own activities without financial support provided by other entities. A company must consolidate a VIE if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both.

     In December 2003, the FASB issued FIN 46R to clarify and revise a number of key elements of FIN 46 including the definition of a VIE and the treatment of fees paid to decision makers.

                                       12



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The application of FIN 46 was required for VIEs created on or after February 1, 2003. For VIEs existing prior to that date, the effective date of the interpretation was delayed through the issuance of FASB Staff Position
("FSP") FIN 46-6, until the end of the first interim or annual period ending after December 15, 2003. However, the early adoption of FIN 46 was permitted for some or all of a reporting entity's affected VIEs. The adoption of FIN 46R is required by the end of the first reporting period ending after December 15, 2003 for VIEs considered to be special-purpose entities.

     The Company elected to adopt FIN 46 as of July 1, 2003 for its existing
VIEs. The impact of adopting FIN 46 as of July 1, 2003 was as follows:

     -  The Company issues funding agreements to a Special Purpose Entity
        ("SPE") (which is considered a VIE under FIN 46) used to issue Global
        Medium Term Notes ("GMTNs") to unrelated third parties. The GMTNs and certain equity interests issued by the SPE, to the extent they are exposed to all the risks and rewards of owning the funding agreements that collateralize the GMTNs, are considered variable interests in a VIE. Because the Company owns none of the variable interests issued by the VIE, it is not required to consolidate the VIE and will continue to classify funding agreements issued to the VIE as a component of contractholder funds.

     -  Consistent with the GMTN program, the Company's Euro Medium Term Notes
        ("EMTNs") program no longer requires consolidation. The impact of deconsolidating the EMTNs was the recognition of the funding agreements issued to the VIE as a component of contractholder funds, which is consistent with the previous accounting for this program.

     - The Company was determined to be the primary beneficiary of a previously unconsolidated investment transaction considered to be a VIE under FIN
        46. Accordingly, the VIE was consolidated as of July 1, 2003. As a result of consolidating the investment transaction, the Company's consolidated balance sheet as of September 30, 2003 included $50 million of assets classified as investments and long-term debt of $44 million.
        The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment of the liabilities is the assets of the VIE.

     -  The issuance of FIN 46R had no impact on the initial application of FIN
        46 to the VIEs described above.

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133. While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's
Consolidated Statements of Operations and Comprehensive Income or Financial
Position.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
"EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS
THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY
RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE
INSTRUMENTS"("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated
Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARD

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01, which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account

                                       13







NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. Recently, the Company implemented new actuarial models that permitted determination of the estimated impact on the Consolidated Statements of Operations and Comprehensive Income. Based on the
Company's application of the estimation methodologies set forth in the SOP, the estimated after-tax impact of adopting the SOP on the Consolidated Statements of Operations and Comprehensive Income, including the related impact on deferred acquisition costs, is in the range of $150 million to $200 million as of January
1, 2004, based on market conditions that existed at December 31, 2003.

PROPOSED ACCOUNTING STANDARD

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks" ("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Consolidated Statements of Operations and Comprehensive Income and Financial
Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December 15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 6).

3. ACQUISITIONS AND DISPOSITIONS

2003 DISPOSITIONS

     The Company announced its intention to exit the direct response distribution business. Based on its decision to sell the business, the Company recorded an estimated loss on the disposition of $44 million. An agreement was entered into with American Health and Life Insurance Company and Triton
Insurance Company, subsidiaries of Citigroup Inc., to dispose of a portion of the direct response business. If approved by the state insurance departments, the transaction will be effective January 1, 2004.

2002 DISPOSITIONS

     The Company terminated its joint venture agreement with Putnam Investments, LLC ("Putnam") and received a net settlement of $1.5 million from Putnam. The
$1.5 million net settlement was comprised of the $2.3 million Putnam owed the Company for Allstate Distributors, LLC ("ADLLC") promotional expenses, partially offset by the $826 thousand purchase price for Putnam's 50% share of ADLLC (See
Note 5 for further discussion).

     The Company approved the disposal of its direct response long-term care business through a reinsurance transaction. As a result, the Company recognized a $3 million loss ($2 million after-tax) to reduce the carrying value of the long-term care business to its fair value.

2001 DISPOSITIONS

     The Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired the Company's holdings in Pt Asuransi Jiwa Allstate,
Indonesia. The Company recognized a loss on the disposition of $4 million ($3 million after-tax) and a $4 million tax benefit, not previously recognized, attributable to the inception-to-date losses of the subsidiary. The tax benefit was reported as a reduction to the Company's income tax expense on the Consolidated Statements of Operations

                                       14





NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

and Comprehensive Income.

2001 ACQUISITIONS

     The Company acquired blocks of business from American Maturity Life
Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill.

     The Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to sell life insurance and variable annuity products in most states, from UnumProvident
Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate
Assurance Company, which was redomiciled in the State of Illinois.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $41 million, $98 million and $210 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The adoption of FIN 46 resulted in the consolidation of one VIE causing increases in assets of $52 million and long-term debt of $45 million. See further discussion of the impacts of adopting FIN 46 in Note 2.

     In 2003, the Company paid $98 million in dividends of investment securities to AIC.

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Purchases                                            $  2,757    $  2,096    $  8,128
     Sales                                                  (2,237)     (2,041)     (7,864)
     Collections                                                 -         (25)          -
     Net change in short-term investments                      150        (278)        130
                                                          --------    --------    --------
        Net purchases (sales)                             $    670    $   (248)   $    394
                                                          ========    ========    ========

     The Company acquired the assets of businesses in 2001 (see Note 3) using cash and by assuming liabilities. The following is a summary of the effects of these transactions on the Company's consolidated financial position for the year ended December 31, 2001.


       (IN MILLIONS)
       Fair value of assets acquired                        $   (275)
       Fair value of liabilities assumed                         342
                                                            --------
          Net cash received                                 $     67
                                                            ========

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate
Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $299 million, $238 million, and $208 million in 2003, 2002 and 2001, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

                                       15



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $119 million, $133 million and $117 million of structured settlement annuities, a type of immediate annuity, in 2003, 2002 and 2001, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC.
Of these amounts, $21 million, $27 million and $38 million relate to structured settlement annuities with life contingencies and are included in premium income for 2003, 2002, and 2001, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC issued surety bonds, in return for premiums of $531 thousand in 2001 to guarantee the payment of structured settlement benefits assumed (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. In previous periods, the Company had entered into a General Indemnity
Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July
1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $5.00 billion and $5.29 billion at December 31, 2003 and 2002, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $38 million, $35 million and $30 million of commission and other distribution expenses for the years ending
December 31, 2003, 2002 and 2001, respectively.

     ALIC received underwriting and distribution services from ADLLC, a broker/dealer company, for certain variable annuity contracts. Effective
September 30, 2002, ALIC and Putnam terminated a joint venture agreement and ADLLC became a consolidated wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million and $80 million of commission and other distribution expenses from ADLLC for the years ending December 31, 2002 and 2001, respectively. Other distribution expenses included administrative, legal, financial management and sales support which ALIC provided to ADLLC, for which ALIC earned administration fees of $1 million and $1 million for the years ended December 31, 2002 and 2001, respectively. Other distribution expenses also included marketing expenses for subsidizing bonus interest crediting rates associated with ALIC's variable annuity dollar cost averaging program for which ADLLC reimbursed ALIC $1 million and $7 million for the years ended December 31, 2002 and 2001, respectively.

REINSURANCE TRANSACTIONS

     The Company has a coinsurance contract with Columbia Universal Life
Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000 and new business as written.
In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2003, 2002 and 2001, the Company assumed $17 million, $19 million and $21 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2003, 2002 and 2001, the Company ceded
$369 thousand, $329 thousand and $236 thousand, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $2 million, $18 million and $29 million in 2003, 2002 and 2001, respectively.

                                       16



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities.
These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     Effective January 1, 2003, Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations or financial position.

PREFERRED STOCK

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation. The balance of the notes payable was $82 million at December 31, 2003.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the intercompany loan agreement during the three years ended December 31, 2003. The
Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                       GROSS UNREALIZED
                                                          AMORTIZED   ------------------      FAIR
     (IN MILLIONS)                                          COST       GAINS     LOSSES       VALUE
                                                          ---------   --------   -------    ---------
     AT DECEMBER 31, 2003
     U.S. government and agencies                         $   2,519   $    688   $    (2)   $   3,205
     Municipal                                                1,675         60       (18)       1,717
     Corporate                                               28,866      2,115      (183)      30,798
     Foreign government                                       1,302        287         -        1,589
     Mortgage-backed securities                              10,540        269       (49)      10,760
     Asset-backed securities                                  3,423         46       (41)       3,428
     Redeemable preferred stock                                  76          6        (1)          81
                                                          ---------   --------   -------    ---------
        Total fixed income securities                     $  48,401   $  3,471   $  (294)   $  51,578
                                                          =========   ========   =======    =========
     AT DECEMBER 31, 2002
     U.S. government and agencies                         $   2,323   $    740   $     -    $   3,063
     Municipal                                                1,224         68        (3)       1,289
     Corporate                                               24,618      1,859      (342)      26,135
     Foreign government                                       1,090        269        (2)       1,357
     Mortgage-backed securities                               9,912        474        (8)      10,378
     Asset-backed securities                                  2,447         63       (37)       2,473
     Redeemable preferred stock                                 109          2        (1)         110
                                                          ---------   --------   -------    ---------
        Total fixed income securities                     $  41,723   $  3,475   $  (393)   $  44,805
                                                          =========   ========   =======    =========

                                       17





NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:

                                                          AMORTIZED     FAIR
     (IN MILLIONS)                                          COST        VALUE
                                                          ---------   ---------
     Due in one year or less                              $   1,461   $   1,492
     Due after one year through five years                    8,326       8,765
     Due after five years through ten years                  14,007      14,944
     Due after ten years                                     10,644      12,189
                                                          ---------   ---------
                                                             34,438      37,390
     Mortgage- and asset-backed securities                   13,963      14,188
                                                          ---------   ---------
         Total                                            $  48,401   $  51,578
                                                          =========   =========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Fixed income securities                              $  2,875    $  2,736    $  2,536
     Mortgage loans                                            415         403         366
     Equity securities                                           8          17          23
     Other                                                    (121)        (68)         40
                                                          --------    --------    --------
       Investment income, before expense                     3,177       3,088       2,965
       Investment expense                                       95         110         132
                                                          --------    --------    --------
         Net investment income                            $  3,082    $  2,978    $  2,833
                                                          ========    ========    ========

     Net investment income from equity securities includes income from partnership interests of $7 million, $16 million and $15 million for the years ended December 31, 2003, 2002 and 2001, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Fixed income securities                              $   (181)   $   (137)   $   (134)
     Equity securities                                         (10)         (9)          9
     Other investments                                         107        (276)        (82)
                                                          --------    --------    --------
       Realized capital gains and losses, pre-tax              (84)       (422)       (207)
       Income tax benefit                                       30         148          72
                                                          --------    --------    --------
         Realized capital gains and losses, after tax     $    (54)   $   (274)   $   (135)
                                                          ========    ========    ========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Investment write-downs                               $   (178)   $   (309)   $   (150)
     Sales                                                      64         (97)          4
     Valuation of derivative instruments                        12         (36)        (64)
     Settlement of derivative instruments                       18          20           3
                                                          --------    --------    --------
     Realized capital gains and losses, pre-tax                (84)       (422)       (207)
     Income tax benefit                                         30         148          72
                                                          --------    --------    --------
     Realized capital gains and losses, after-tax         $    (54)   $   (274)   $   (135)
                                                          ========    ========    ========

     Excluding the effects of calls and prepayments, gross gains of $173 million, $137 million and $183 million and gross losses of $184 million, $327 million and $237 million were realized on sales of fixed income securities during

                                       18



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2003, 2002 and 2001, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income, equity securities and derivative instruments included in accumulated other comprehensive income at December 31, 2003 are as follows:

                                                                                 GROSS UNREALIZED
                                                                      FAIR      ------------------    UNREALIZED
(IN MILLIONS)                                                         VALUE      GAINS     LOSSES     NET GAINS
                                                                    ---------   --------   -------    ----------
Fixed income securities                                             $  51,578   $  3,471   $  (294)   $    3,177
Equity securities                                                         164          4         -             4
Derivative instruments                                                     (2)         3        (5)           (2)
                                                                                                      ----------
  Total                                                                                                    3,179
Deferred income taxes, deferred policy acquisition costs,
  premium deficiency reserve and other                                                                    (2,126)
                                                                                                      ----------
Unrealized net capital gains and losses                                                               $    1,053
                                                                                                      ==========

     At December 31, 2002, equity securities had gross unrealized gains of $4 million and gross unrealized losses of $12 million.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN MILLIONS)                                                                   2003         2002         2001
                                                                              --------    ----------    --------
Fixed income securities                                                       $     95    $    1,574    $    279
Equity securities                                                                   12           (13)        (43)
Derivative instruments                                                              (4)           (6)          8
                                                                              --------    ----------    --------
  Total                                                                            103         1,555         244
Deferred income taxes, deferred policy acquisition costs and other                (102)       (1,139)       (168)
                                                                              --------    ----------    --------
  Increase in unrealized net capital gains and losses                         $      1    $      416    $     76
                                                                              ========    ==========    ========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003:

                                             LESS THAN 12 MONTHS                   12 MONTHS OR MORE
                                      ---------------------------------    ---------------------------------      TOTAL
                                      NUMBER OF     FAIR     UNREALIZED    NUMBER OF     FAIR     UNREALIZED    UNREALIZED
($ IN MILLIONS)                        ISSUES      VALUE       LOSSES       ISSUES      VALUE       LOSSES        LOSSES
                                      ---------   --------   ----------    ---------   --------   ----------    ----------
Fixed income securities
  U.S. government and agencies               10   $     58   $       (2)           -   $      -   $        -    $       (2)
  Municipal                                  56        406          (18)           -          -            -           (18)
  Corporate                                 302      3,697         (136)          76        670          (47)         (183)
  Foreign government                          6         50            -            -          -            -             -
  Mortgage-backed securities                204      2,903          (48)          40         83           (1)          (49)
  Asset-backed securities                    64        732          (15)          38        269          (26)          (41)
  Redeemable preferred stock                  3         20           (1)           -          -            -            (1)
                                      ---------   --------   ----------    ---------   --------   ----------    ----------
  Total                                     645   $  7,866   $     (220)         154   $  1,022   $      (74)   $     (294)
                                      =========   ========   ==========    =========   ========   ==========    ==========

                                       19


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The above table includes $220 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $220 million, $198 million relate to unrealized losses on investment grade fixed income securities.
Investment grade is defined as a security having a rating from the National
Association of Insurance Commissioners ("NAIC") of 1 or 2; a Moody's equivalent rating of Aaa, Aa, A or Baa; a Standard & Poor's ("S&P") equivalent rating of
AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     The remaining $74 million of unrealized losses relate to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $74 million, $23 million relate to investment grade fixed income securities and $51 million relate to below investment grade fixed income securities. Of these amounts $10 million and $26 million, respectively, had been in an unrealized loss position for a period of twelve months or more as of December 31, 2003. $13 million of the unrealized losses from below investment grade securities are airline industry issues. The securities comprising the $74 million of unrealized losses were evaluated considering factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2003 and 2002 was comprised of loans in foreclosure and delinquent loans of $4 million and $11 million, respectively. There were no restructured loans at December 31, 2003 and 2002. No valuation allowances were established for impaired loans because the impaired loans are collateral dependent loans and the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $2 million on impaired loans during 2003 and $1 million during both 2002 and 2001. The average balance of impaired loans was $23 million, $16 million and $27 million during 2003, 2002 and 2001, respectively.

     There were no valuation allowances for mortgage loans at December 31, 2003 and 2002. Direct write-downs of mortgage loan gross carrying amounts were $3 million and $5 million in 2003 and 2002. There were no direct write-downs of mortgage loans in 2001. There were no net reductions to mortgage loans valuation allowances in 2003. For the years ended December 31, 2002 and 2001, net reductions to mortgage loan valuation allowances were $5 million and $300 thousand, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2003:

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)                       2003      2002
                                                                         ------    ------
     California                                                            23.5%     27.2%
     Illinois                                                              10.8       3.7
     Texas                                                                 10.2      13.0
     Pennsylvania                                                           5.9       7.2
     New York                                                               5.2       9.4

                                       20

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT
INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2003:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                  2003      2002
                                                                         ------    ------
     California                                                            14.3%     14.7%
     Illinois                                                               9.3       7.8
     Texas                                                                  7.9       7.3
     New Jersey                                                             6.2       6.5
     Florida                                                                5.7       6.7
     Pennsylvania                                                           5.6       6.0
     Georgia                                                                5.6       4.3
     New York                                                               5.2       5.6

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                  2003      2002
                                                                         ------    ------
     Office buildings                                                      31.7%     33.6%
     Warehouse                                                             24.4      20.8
     Retail                                                                22.0      19.5
     Apartment complex                                                     17.6      19.0
     Industrial                                                             1.6       1.8
     Other                                                                  2.7       5.3
                                                                          -----     -----
                                                                          100.0%    100.0%
                                                                          =====     =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2003 for loans that were not in foreclosure are as follows:

                                                                              NUMBER OF   CARRYING
     ($ IN MILLIONS)                                                            LOANS       VALUE    PERCENT
                                                                              ---------   --------   -------
     2004                                                                            22   $    239       3.8%
     2005                                                                            64        474       7.5
     2006                                                                            92        723      11.4
     2007                                                                           102        828      13.0
     2008                                                                            99        759      11.9
     Thereafter                                                                     503      3,331      52.4
                                                                              ---------   --------   -------
       Total                                                                        882   $  6,354     100.0%
                                                                              =========   ========   =======

     In 2003, $234 million of commercial mortgage loans were contractually due.
Of these, 97% were paid as due and 3% were refinanced at prevailing market terms. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.69 billion and $3.66 billion at December 31, 2003 and 2002, respectively.

     At December 31, 2003, the carrying value of investments, excluding equity securities, that were non-income producing during 2003 was $13 million.

     At December 31, 2003, fixed income securities with a carrying value of $70 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, mostly large brokerage firms. At December 31, 2003 and 2002, fixed income securities with a carrying value of $949 million and $1.04 billion, respectively, were on loan under these agreements. In return, the

                                       21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $4 million, $5 million and $6 million, for the years ended December 31, 2003, 2002 and 2001, respectively.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31 are as follows:

                                                                  2003                    2002
                                                          ---------------------   ---------------------
                                                          CARRYING      FAIR      CARRYING      FAIR
     (IN MILLIONS)                                          VALUE       VALUE       VALUE       VALUE
                                                          ---------   ---------   ---------   ---------
     Fixed income securities                              $  51,578   $  51,578   $  44,805   $  44,805
     Mortgage loans                                           6,354       6,737       5,883       6,398
     Equity securities                                          164         164         183         183
     Short-term investments                                     765         765         839         839
     Policy loans                                               686         686         692         692
     Separate Accounts                                       13,425      13,425      11,125      11,125

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Equity securities are valued based principally on quoted market prices. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31 are as follows:

                                                                  2003                    2002
                                                          ---------------------   ---------------------
                                                          CARRYING      FAIR      CARRYING      FAIR
     (IN MILLIONS)                                          VALUE       VALUE       VALUE       VALUE
                                                          ---------   ---------   ---------   ---------
     Contractholder funds on investment contracts         $  38,365   $  36,974   $  32,781   $  32,175
     Long-term debt                                              45          45           -           -
     Security repurchase agreements                           1,918       1,918       1,236       1,236
     Separate Accounts                                       13,425      13,425      11,125      11,125

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the

                                       22



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

account balance less surrender charges. Immediate annuities without life contingencies, GICs and funding agreements are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.
Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     The fair value of long-term debt is determined using discounted cash flow calculations. Security repurchase agreements are valued at carrying value due to their short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not buy, sell or hold these instruments for trading purposes.

     The following table summarizes the notional amounts, fair value and carrying value of the Company's derivative financial instruments at December 31, 2003:

                                                                                                CARRYING         CARRYING
                                                                     NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                                         AMOUNT      VALUE (1)    ASSETS (1)    (LIABILITIES) (1)
                                                                    ----------   ----------    ----------    ----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                                       $   10,423   $     (220)   $      (90)   $            (130)
Financial futures contracts                                                678           (1)            -                   (1)
Interest rate cap and floor agreements                                   4,675           84            54                   30
                                                                    ----------   ----------    ----------    -----------------
     Total interest rate contracts                                      15,776         (137)          (36)                (101)
                                                                    ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                                   829            -             3                   (3)
                                                                    ----------   ----------    ----------    -----------------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                         1,689          454           436                   18
Foreign currency futures contracts                                           5            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
Total foreign currency contracts                                         1,694          454           436                   18
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                              429          147           147                    -
Equity-indexed options in life and annuity product contracts             1,297            9             -                    9
Forward starting options in annuity product contracts                    1,464           (2)            -                   (2)
Put options in variable product contracts                                   19            -             -                    -
Credit default swaps agreements                                             48           (1)           (1)                   -
                                                                    ----------   ----------    ----------    -----------------
     Total embedded derivative financial instruments                     3,257          153           146                    7
                                                                    ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                                    1            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                               34           28            28                    -
Forward contracts for TBA mortgage securities                              156           (1)            -                   (1)
                                                                    ----------   ----------    ----------    -----------------
  Total other derivative financial instruments                             191           27            28                   (1)
                                                                    ----------   ----------    ----------    -----------------
Total derivative financial instruments                              $   21,747   $      497    $      577    $             (80)
                                                                    ==========   ==========    ==========    =================

----------
(1)  Carrying value include the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

                                       23



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2002:

                                                                                                CARRYING         CARRYING
                                                                     NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                                         AMOUNT      VALUE (1)    ASSETS (1)    (LIABILITIES) (1)
                                                                    ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                                       $    9,091   $     (307)   $      (42)   $            (265)
Financial futures contracts                                                384            -             -                    -
Interest rate cap and floor agreements                                   1,581           44             9                   35
                                                                    ----------   ----------    ----------    -----------------
     Total interest rate contracts                                      11,056         (263)          (33)                (230)
                                                                    ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                                 1,099            5            10                   (5)
                                                                    ----------   ----------    ----------    -----------------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                         1,762          285           259                   26
Foreign currency futures                                                    11            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
     Total foreign currency contracts                                    1,773          285           259                   26
                                                                    ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                              480          122           122                    -
Equity-indexed options in life and annuity product contracts             1,119           32             -                   32
Forward starting options in annuity product contracts                    1,363           (3)            -                   (3)
Put options in variable product contracts                                   48            -             -                    -
Credit default swaps agreements                                             25           (2)           (2)                   -
                                                                    ----------   ----------    ----------    -----------------
     Total embedded derivative financial instruments                     3,035          149           120                   29
                                                                    ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                                    6            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                               32           29            29                    -
Forward contracts for TBA mortgage securities                                -            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
  Total other derivative financial instruments                              38           29            29                    -
                                                                    ----------   ----------    ----------    -----------------
Total derivative financial instruments                              $   17,001   $      205    $      385    $            (180)
                                                                    ==========   ==========    ==========    =================

----------
(1)  Carrying value include the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The
Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2003, counterparties pledged $333 million in cash to the Company under these agreements. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin

                                       24



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and credit default swap agreements.

($ IN MILLIONS)

                                     2003                                                2002
             ---------------------------------------------------   --------------------------------------------------
             NUMBER OF                               EXPOSURE,     NUMBER OF                              EXPOSURE,
             COUNTER-    NOTIONAL      CREDIT         NET OF        COUNTER-    NOTIONAL     CREDIT        NET OF
RATING (1)    PARTIES     AMOUNT     EXPOSURE(2)   COLLATERAL(2)    PARTIES     AMOUNT    EXPOSURE(2)   COLLATERAL(2)
----------   ---------   ---------   -----------   -------------   ---------   --------   -----------   -------------
   AAA               2   $   1,819   $         -   $           -           2   $  1,530   $         -   $           -
   AA                2       1,600           146              22           2      1,399            91              24
   AA-               4       4,539            19              19           5      3,209             -               -
   A+                6       6,783           233              25           6      5,580           135              10
    A                2       2,067             1               1           1        716             -               -
             ---------   ---------   -----------   -------------   ---------   --------   -----------   -------------
  Total             16   $  16,808   $       399   $          67          16   $ 12,434   $       226   $          34
             =========   =========   ===========   =============   =========   ========   ===========   =============

----------
(1) Rating is the lower of Standard & Poor's or Moody's ratings. (2) For each counterparty, only over-the-counter derivatives with a net
     positive market value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net losses of $756 thousand and $259 thousand related to cash flow hedges to net income from accumulated other comprehensive income during 2003 and 2002, respectively. An estimated $1 million of pretax net gains will be released from accumulated other comprehensive income to net income during 2004.

                                       25



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table presents information about the nature and accounting treatment of the Company's primary derivative instruments. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments in the Company's consolidated financial statements as of and for the periods ending December 31, 2003 and 2002. Amounts reported are in millions on a pre-tax basis.

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
   INSTRUMENT                          FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
  INTEREST RATE     DESCRIPTION
  SWAP AGREEMENTS   Swap agreements are contracts that periodically exchange the difference between two designated sets of cash flows, (fixed to variable rate, variable to fixed rate, or variable to
                    variable rate) based upon designated market rates or rate
                    indices and a notional amount. Master netting agreements are used to minimize credit risk. In addition, when applicable, parties are required to post collateral. As of December 31,
                    2003, the Company pledged to counterparties $0.4 million of securities as collateral for over-the-counter instruments.
                    RISK MANAGEMENT STRATEGY
                    Primarily used to change the interest rate characteristics of existing assets or liabilities to facilitate
                    asset-liability management.
                    STATEMENT OF FINANCIAL POSITION - Fair values are reported as follows:
                         -    Other investments.                                   $    (90) $     (42)
                         -    Other liabilities and accrued expenses.                  (130)      (265)
                    -    When hedge accounting is applied, the carrying values
                         of the hedged items are adjusted for changes in the
                         fair value of the hedged risks. The fair value of
                         hedged risks are reported as follows:
                         -    Fixed income securities.                                  295        409
                         -    Mortgage loans.                                            56         62
                         -    Contractholder funds.                                    (103)      (141)
                    STATEMENT OF OPERATIONS
                    -    For hedge accounting, changes in fair value of the
                         instruments are matched together with changes in fair
                         value of the hedged risks and are reported as follows:
                         -    Net investment income.                                                    $    100  $   (390) $
(93)
                         -    Life and annuity contract benefits.                                            (38)       94       47
                    -    Hedge ineffectiveness is reported as realized capital
                         gains and losses.                                                                     9       (15)       6
                    -    When hedge accounting is not applied, changes in fair
                         value of the instruments and the periodic accrual and
                         settlements are reported in realized capital gains and
                         losses.                                                                               2        55
(2)
                    ---------------------------------------------------------------------------------------------------------------
FINANCIAL           DESCRIPTION
FUTURES             Financial futures contracts are commitments to purchase or
CONTRACTS           sell designated financial instruments at a future date for a specified price or yield. These contracts are traded on
                    organized exchanges and cash settle on a daily basis. The
                    exchange requires margin deposits as well as daily cash
                    settlements of margin. As of December 31, 2003, the Company pledged margin deposits in the form of marketable securities totaling $7 million.
                    RISK MANAGEMENT STRATEGIES
                    Generally used to manage interest rate risk related to fixed income securities and certain annuity contracts. Financial futures are also used to reduce interest rate risk related to forecasted purchases and sales of marketable investment securities.
                    STATEMENT OF FINANCIAL POSITION
                    Fair values are reported as follows:                           $      -  $       -
                         -    Other investments.                                         (1)         -
                         -    Other liabilities and accrued expenses.
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair value of the
                    instruments, some of which are recognized through daily cash settlements, are classified consistent with the risks being
                    economically hedged and are reported as follows:                                    $     10  $     (2) $
(3)
                         -    Realized capital gains and losses.                                               -        (1)       -
                         -    Life and annuity contract benefits.
                    ---------------------------------------------------------------------------------------------------------------

                                       26



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
   INSTRUMENT                          FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
  INTEREST RATE     DESCRIPTION
  CAP AND In exchange for a premium, these derivative contracts FLOOR provide the holder with the right to receive at a future AGREEMENTS date, the amount, if any, by which a specified market
                    interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount.
                    RISK MANAGEMENT STRATEGIES
                    Used to reduce exposure to rising or falling interest rates relative to certain existing assets and liabilities in
                    conjunction with asset-liability management.
                    STATEMENT OF FINANCIAL POSITION Fair values are reported as follows:
                         -    Other investments.                                   $     54  $       9
                         -    Other liabilities and accrued expenses.                    30         35
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair value of the
                    instruments and the periodic accruals and settlements are
                    reported in realized capital gains and losses.                                      $    (20) $     (5) $
(1)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND
INDEX
CONTRACTS:
  OPTIONS,          DESCRIPTION
  FINANCIAL         These indexed derivative instruments provide returns at
  FUTURES, AND      specified or optional dates based upon a specified index
  WARRANTS          applied to the instrument's notional amount. Index futures are traded on organized exchanges and cash settle on a daily basis. The exchange requires margin deposits as well as
                    daily cash settlements of margin. The Company pledged $35
                    million of securities in the form of margin deposits as of
                    December 31, 2003.
                    RISK MANAGEMENT STRATEGIES
                    Indexed instruments are primarily used to reduce the market risk associated with certain annuity and deferred
                    compensation liability contracts.
                    STATEMENT OF FINANCIAL POSITION Fair values are reported as follows:
                         -    Equity securities                                    $      2  $       8
                         -    Other investments.                                          1          2
                         -    Other liabilities and accrued expenses.                    (3)        (5)
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair values of the
                    instruments, some of which are recognized through daily cash settlements, are classified on one line consistent with the risk being economically hedged and reported as follows:
                         -    Life and annuity contract benefits.                                       $     80  $    (66) $
(56)
                         -    Realized capital gains and losses.                                               1         1        -
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCY
CONTRACTS:
  FOREIGN           DESCRIPTION
  CURRENCY          These derivative contracts involve the periodic exchange of
  SWAP              consideration based on relative changes in two designated
  AGREEMENTS        currencies and, if applicable, differences between fixed
                    rate and variable cash flows or two different variable cash flows, all based on a pre-determined notional amount.
                    RISK MANAGEMENT STRATEGIES
                    These agreements are entered into primarily to manage the
                    foreign currency risk associated with issuing foreign
                    currency denominated funding agreements. In addition to
                    hedging foreign currency risk, they may also change the
                    interest rate characteristics of the funding agreements for asset-liability management purposes.
                    STATEMENT OF FINANCIAL POSITION - Fair values are reported as follows:
                         -    Other investments.                                   $    436  $     259
                         -    Other liabilities and accrued expenses.                    18         26
                    -    Since hedge accounting is applied, the carrying value
                         of the hedged item, contractholder funds, is adjusted
                         for changes in the fair value of the hedged risk.             (447)      (285)
                    STATEMENT OF OPERATIONS
                    -    Under hedge accounting, changes in fair value of the
                         instruments are matched together with the changes in
                         fair values of the hedged risks and are reported in
                         life and annuity contract benefits.                                            $    171  $    263  $    22
                    -    Hedge ineffectiveness is reported in realized capital
                         gains and losses.                                                                     7         -        -
-----------------------------------------------------------------------------------------------------------------------------------

                                       27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
  INSTRUMENT                           FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSION          DESCRIPTION
OPTIONS IN          These securities have embedded options, which provide the
FIXED INCOME        Company with the right to convert the instrument into a
SECURITIES          predetermined number of shares of common stock. Securities owned and subject to bifurcation include convertible bonds and convertible redeemable preferred stocks.
                    STATEMENT OF FINANCIAL POSITION
                    Fair value is reported together with the host contracts in
                    fixed income securities.                                       $    147  $     122
                    STATEMENT OF OPERATIONS
                    Changes in fair value are reported in realized capital gains
                    and losses.                                                                         $     22  $    (55) $
(70)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER STATEMENT OF FINANCIAL POSITION DERIVATIVES - Fair values are reported as follows:
                         -    Fixed income securities.                             $     (1) $      (2)
                         -    Other assets.                                              28         29
                         -    Contractholder funds.                                     (21)         -
                    STATEMENT OF OPERATIONS
                    - Changes in fair value are reported as follows:
                         -    Realized capital gains and losses.                                        $     (2) $     (1) $
(1)
                         -    Life and annuity contract benefits.                                            (26)       86
(32)
-----------------------------------------------------------------------------------------------------------------------------------

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                                2003                   2002
                                                        --------------------    --------------------
                                                        CONTRACTUAL    FAIR     CONTRACTUAL    FAIR
(IN MILLIONS)                                             AMOUNT       VALUE      AMOUNT       VALUE
                                                        -----------    -----    -----------   ------
Commitments to invest                                   $       118    $   -    $        51   $    -
Private placement commitments                                    43        -             69        -
Commitments to extend mortgage loans                             67        1             62        1
Credit guarantees                                                87        -             29       (1)

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The
Company regularly enters into these agreements in the normal course of business.
The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The
Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted

                                       28



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $87 million at December 31, 2003. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2003.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                                         2003        2002
                                                                         ---------   --------
     Immediate annuities:
       Structured settlement annuities                                   $   5,989   $  5,683
       Other immediate annuities                                             2,376      2,138
     Traditional Life                                                        1,822      1,692
     Other                                                                     293        220
                                                                         ---------   --------
     Total reserve for life-contingent contract benefits                 $  10,480   $  9,733
                                                                         =========   ========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                         INTEREST             ESTIMATION
          PRODUCT                          MORTALITY                       RATE                 METHOD
--------------------------------   -----------------------------    -----------------    ---------------------
Structured settlement annuities    U.S. population with             Interest rate        Present value of
                                   projected calendar year          assumptions range    contractually
                                   improvements; age setbacks       from 5.5% to 11.7%   specified future
                                   for impaired lives grading to                         benefits
                                   standard

Other immediate annuities          1983 group annuity mortality     Interest rate        Present value of
                                   table                            assumptions range    expected future
                                                                    from 1.9% to 11.5%   benefits based on
                                                                                         historical experience

Traditional life                   Actual company experience        Interest rate        Net level premium
                                   plus loading                     assumptions range    reserve method
                                                                    from 4.0% to 11.3%   using the
                                                                                         Company's
                                                                                         withdrawal
                                                                                         experience rates

Other                              Actual company experience                             Unearned premium;
                                   plus loading                                          additional contract
                                                                                         reserves as for
                                                                                         traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $932 million and $797 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2003 and 2002, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

                                       29



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
Interest-sensitive life                              $    6,459   $    6,037
Investment contracts:
  Fixed annuities                                        28,524       23,781
  Guaranteed investment contracts                         1,066        1,903
  Funding agreements                                      7,250        5,199
  Other investment contacts                               1,615        1,938
                                                     ----------   ----------
   Total contractholder funds                        $   44,914   $   38,858
                                                     ==========   ==========

     The following table highlights the key contract provisions that determine contractholder funds:

         PRODUCT                           INTEREST RATE                  WITHDRAWAL/SURRENDER CHARGES
-------------------------------   ----------------------------------   ------------------------------------------
Interest-sensitive life           Interest rates credited range        Either a percentage of account balance or
                                  from 2.0% to 7.25%                   dollar amount grading off generally over
                                                                        20 years

Fixed annuities                   Interest rates credited range        Either a declining or a level percentage
                                  from 1.3% to 10.2% for               charge generally over nine years or less.
                                  immediate annuities and 0% to        Additionally, approximately 25% of fixed
                                  15.5% for fixed annuities (which     annuities are subject to market value
                                  include equity-indexed annuities     adjustment for discretionary withdrawals.
                                  whose returns are indexed to the
                                  S&P 500)

Guaranteed investment contracts   Interest rates credited range        Generally not subject to discretionary
                                  from 2.95% to 8.45%                  withdrawal

Funding agreements                Interest rates credited range        Not applicable
                                  from 1.1% to 7.1% (excluding
                                  currency-swapped medium-term
                                  notes)

Other investment contracts        Interest rates credited range        Not applicable
                                  from 1.0% to 7.9%

     Contractholder funds include funding agreements sold to VIEs issuing medium-term notes. The VIEs, Allstate Life Funding, LLC and Allstate Life Global
Funding II, are used exclusively for the Company's funding agreements supporting medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
Balance, beginning of year                           $   38,858   $   32,301
  Deposits                                                9,841        8,917
  Interest credited to contractholder funds               1,764        1,691
  Benefits and withdrawals                               (2,692)      (2,522)
  Maturities of institutional products                   (2,163)      (1,056)
  Contract charges                                         (561)        (520)
  Transfers (to) from Separate Accounts                    (416)        (474)
  Fair value adjustments for institutional products         131          363
  Other adjustments                                         152          158
                                                     ----------   ----------
Balance, end of year                                 $   44,914   $   38,858
                                                     ==========   ==========

9. REINSURANCE

     The Company reinsures certain of its risks to other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in the passing of the agreed-upon percentage of risk to the

                                       30



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

     For discussion of reinsurance agreements with related parties, see Note 5.

     The Company ceded 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of fourteen unaffiliated reinsurers. In November 1998, the Company began ceding mortality risk on new business in excess of $2 million per life for individual coverage.
For business sold prior to November 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2003, $176.91 billion of life insurance in force was ceded to other companies.

     The Company had a contract to assume 100% of all insurance written by Sears
Life Insurance Company ("SLIC"). This agreement was terminated effective
December 31, 2003. The Company assumed $85 million, $76 million and $64 million in premiums from SLIC for the years ended December 31, 2003, 2002 and 2001, respectively.

     On January 2, 2001, the Company acquired blocks of business from American
Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities.
The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds.

     In addition, the Company has a modified coinsurance contract with Alpine to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC. This agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $    2,140    $    2,150    $    2,085
Assumed
  Affiliate                                                       19            43            41
  Non-affiliate                                                   90            76            64
Ceded--non-affiliate                                            (418)         (393)         (323)
                                                          ----------    ----------    ----------
  Premiums and contract charges, net of reinsurance       $    1,831    $    1,876    $    1,867
                                                          ==========    ==========    ==========

     The effects of reinsurance on contract benefits for the years ended
December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
CONTRACT BENEFITS
Direct                                                    $    1,880    $    1,881    $    1,693
Assumed
  Affiliate                                                        4            11            36
  Non-affiliate                                                   47            38            33
Ceded--non-affiliate                                            (336)         (387)         (277)
                                                          ----------    ----------    ----------
  Contract benefits, net of reinsurance                   $    1,595    $    1,543    $    1,485
                                                          ==========    ==========    ==========

     Reinsurance recoverables, net in the Company's Consolidated Statements of Financial Position were $1.19 billion and $1.05 billion, at December 31, 2003 and 2002, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2003 and 2002. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

                                       31



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
BALANCE, BEGINNING OF YEAR                                $    2,915    $    2,997    $    2,926
Acquisition costs deferred                                       732           666           637
Amortization charged to income                                  (479)         (418)         (365)
Effect of unrealized gains and losses                             34          (330)         (201)
                                                          ----------    ----------    ----------
BALANCE, END OF YEAR                                      $    3,202    $    2,915    $    2,997
                                                          ==========    ==========    ==========

     Amortization charged to income includes $46 million, $2 million and $17 million in 2003, 2002 and 2001, respectively, due to realized capital gains and losses.

11. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $2 million, $2 million and $3 million in 2003, 2002 and 2001, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2003 are as follows:

(IN MILLIONS)

     2004                                      $       1
     2005                                              1
     2006                                              -
     2007                                              -
     2008                                              -
     Thereafter                                        -
                                               ---------
                                               $       2
                                               =========

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. Additionally, the Company has written credit default swaps that obligate the Company to make a payment upon the occurrence of specified credit events. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities and written credit default swaps, as measured by the par value and notional value, respectively, was $132 million at December 31, 2003. The obligations associated with these fixed income securities and written credit default swaps expire at various times during the next seven years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires
April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not

                                       32



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable.
Historically, the Company has not made any material payments pursuant to these obligations.

     Pursuant to their respective bylaws, the Company and its subsidiaries indemnify their respective directors, officers and other individuals serving at the request of the Company as a director or officer or in a similar capacity in another entity for liabilities and expenses arising from litigation in specified circumstances. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending various lawsuits and regulatory proceedings that allege that it engaged in business or sales practices inconsistent with state or federal law. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices.
The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                                       33



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12. INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing
Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life
Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
DEFERRED ASSETS
Life and annuity reserves                            $      666   $      601
Other assets                                                150          185
                                                     ----------   ----------
  Total deferred assets                                     816          786
DEFERRED LIABILITIES
Deferred policy acquisition costs                        (1,003)        (938)
Unrealized net capital gains                               (567)        (566)
Other liabilities                                           (25)          10
                                                     ----------   ----------
  Total deferred liabilities                             (1,595)      (1,494)
                                                     ----------   ----------
   Net deferred liability                            $     (779)  $     (708)
                                                     ==========   ==========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved. There were no valuation allowances on deferred tax assets at December 31, 2003 and 2002.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
Current                                                   $       86    $      142    $      156
Deferred                                                          76           (85)           23
                                                          ----------    ----------    ----------
Total income tax expense                                  $      162    $       57    $      179
                                                          ==========    ==========    ==========

     The Company paid income taxes of $161 million, $116 million and $116 million in 2003, 2002 and 2001, respectively. The Company had a current income tax asset of $24 million and a current income tax liability of $50 million at December 31, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                             2003          2002          2001
                                                          ----------    ----------    ----------
Statutory federal income tax rate                               35.0%         35.0%         35.0%
Adjustment to prior year tax liabilities                         2.4         (12.9)            -
Dividends received deduction                                    (2.6)         (4.0)         (2.4)
Other                                                            1.1           0.9          (0.2)
                                                          ----------    ----------    ----------
  Effective income tax rate                                     35.9%         19.0%         32.4%
                                                          ==========    ==========    ==========

                                       34



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Adjustments for prior year tax liabilities were an increase in expense of $11 million and a decrease in expense of $39 million in 2003 and 2002, respectively, which primarily resulted from Internal Revenue Service developments and reconciliation of deferred taxes.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2003, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

     The Company was determined to be the primary beneficiary of a previously unconsolidated structured investment security considered a VIE under FIN 46. As a result, the VIE was consolidated in 2003 resulting in an increase in debt of $45 million in the consolidated financial statements. The underlying debt of the structured investment security VIE is zero coupon and matures in 2007.

PREFERRED STOCK

     The Company has one series of non-voting, redeemable preferred stock.
Redeemable preferred stock--Series A was issued to The Northbrook Corporation, a subsidiary of AIC, which is redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $2 million, $3 million and $5 million were paid during 2003, 2002, and 2001, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2003.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to The Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in additional capital paid-in of $117 million.

     For redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid during 2001.

                                       35



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated net income for the years ended
December 31, and consolidated shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN MILLIONS)                                             2003          2002          2001          2003          2002
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $      278    $      245    $      368    $    6,429    $    6,362
Undistributed net income of certain subsidiaries               (3)           18             7             -             -
Unrealized gain/loss on fixed income securities                 -             -             -        (3,253)       (3,082)
Deferred policy acquisition costs                            (250)         (248)         (291)       (3,202)       (2,915)
Deferred income taxes                                          75             7            18           980         1,325
Employee benefits                                              25             6             8            20           (18)
Reserves and non-admitted assets                              397            46           112         1,932         1,255
Separate Accounts                                               -             -             -           401           396
Other                                                          87            42             5           253           (78)
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $      609    $      116    $      227    $    3,560    $    3,245
                                                       ==========    ==========    ==========    ==========    ==========

     ALIC and each of its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile.
Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules.
Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2003, ALIC paid dividends of $201 million, which was less than the maximum amount allowed under Illinois insurance law without the prior approval of the Illinois Department of Insurance
("IL DOI") based on 2002 formula amounts. Based on 2003 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior
IL DOI approval at a given point in time during 2004 is $551 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for ALIC and each of its insurance subsidiaries was above levels that would require regulatory action.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement
Plan effective January 1, 2003. All eligible employees hired before August 1,
2002 were provided with a one-time opportunity to choose between the cash

                                       36



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2003 and 2002 was $22 million and $11 million, respectively, while the allocated benefit to the Company included in net income in 2001 was $1 million.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $6 million, $6 million and $5 million for postretirement benefits other than pension plans in 2003, 2002 and 2001, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $13 million, $15 million, and $5 million in 2003, 2002 and 2001, respectively.

16. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                  2003                          2002                          2001
                                        ---------------------------   ---------------------------   ---------------------------
(IN MILLIONS)                           PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
UNREALIZED CAPITAL GAINS AND LOSSES
Unrealized holding gains (losses)
  arising during the period             $  (46)  $   16   $     (30)  $  167   $  (58)  $     109   $ (109)  $   38   $     (71)
Less: reclassification adjustment          (43)      15         (28)    (479)     168        (311)    (232)      81        (151)
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Unrealized net capital gains (losses)       (3)       1          (2)     646     (226)        420      123      (43)         80

Cumulative effect of change in
  accounting for derivative and
  embedded derivative financial
  instruments                                -        -           -        -        -           -       (1)       -          (1)
Net gains (losses) on derivatives
  arising during the period                  -        -           -       (6)       2          (4)      (1)       -          (1)
Less: reclassification adjustment
  for derivative instruments                (5)       2          (3)       -        -           -        4       (2)          2
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Net gains (losses) on derivative
  instruments                                5       (2)          3       (6)       2          (4)      (6)       2          (4)
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Unrealized net capital gains (losses)
  and net gains (losses) on derivative
  instruments                                2       (1)          1      640     (224)        416      117      (41)         76

UNREALIZED FOREIGN CURRENCY
  TRANSLATION ADJUSTMENTS                    -        -           -       (1)       -          (1)       3       (1)          2
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Other comprehensive income              $    2   $   (1)  $       1   $  639   $ (224)  $     415   $  120   $  (42)  $      78
                                        ======   ======   =========   ======   ======   =========   ======   ======   =========

                                       37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER       SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                              -------------------   -----------------  ------------------   -----------------
(IN MILLIONS)                                   2003       2002      2003      2002     2003       2002      2003      2002
                                              ---------   -------   -------   -------  -------   --------   --------  -------
Revenues                                      $   1,244   $ 1,069   $ 1,143   $ 1,193  $ 1,203   $  1,002   $  1,239  $ 1,168
Income before cumulative effect of
  change in accounting principle, after-tax          39        87        85       107      119          4         48       47
Net income                                           39        87        85       107      119          4         35       47

                                       38

                             ---------------------------------------------------
                             ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003
                             AND FOR THE PERIODS ENDED DECEMBER 31, 2003
                             AND DECEMBER 31, 2002, AND INDEPENDENT
                             AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the Account merged with Northbrook Life Variable Annuity Account and Northbrook Life Variable Annuity Account II on January 1, 2003. The 2002 statements of changes in net assets of the Account were restated to reflect the combination.


/s/ Deloitte & Touche LLP

Chicago, Illinois
April 12, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable      AIM Variable    AIM Variable     AIM Variable      AIM Variable     AIM Variable
                                   Insurance        Insurance       Insurance        Insurance         Insurance        Insurance
                                     Funds            Funds           Funds            Funds             Funds            Funds
                                  Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   AIM V. I.                                         AIM V. I.                          AIM V. I.
                                    Capital         AIM V. I.     AIM V. I. Dent    Diversified        AIM V. I.      International
                                 Appreciation      Core Equity     Demographics        Income           Growth           Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    33,506,680  $     2,904,307  $        12,782  $     1,488,943  $    17,938,497  $     1,312,582
Contracts in payout
   (annuitization) period                34,802                -                -                -           36,677                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      1,576,197          138,697            2,453          168,814        1,212,082           81,832
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    35,590,905  $     3,118,157  $        12,643  $     1,558,102  $    20,117,962  $     1,442,104
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.44  $          8.01  $         11.27  $         11.00  $          4.18  $          8.50
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.48  $          8.15  $         11.27  $         11.09  $         10.13  $          8.65
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Alliance         Alliance
                                                   AIM Variable    AIM Variable     AIM Variable       Bernstein        Bernstein
                                 AIM Variable       Insurance       Insurance        Insurance          Variable         Variable
                                   Insurance          Funds           Funds            Funds            Product          Product
                                     Funds          Series II       Series II        Series II        Series Fund      Series Fund
                                  Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                    AIM V. I.                                            Alliance
                                                                     Capital         AIM V. I.          Alliance        Bernstein
                                   AIM V. I.        AIM V. I.      Appreciation       Premier          Bernstein         Growth &
                                 Premier Equity   Basic Value II        II           Equity II           Growth           Income
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,827,327  $   207,134,645
Contracts in payout
   (annuitization) period                     -                -                -                -           35,786           17,391
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,539,998          696,139          217,020          117,086        2,021,771        9,581,500
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    60,906,676  $     6,717,169  $     4,257,608  $     2,177,491  $    32,528,814  $   196,616,219
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.81  $         12.81  $         12.16  $         11.68  $          5.57  $          9.33
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.02  $         12.92  $         12.27  $         11.78  $         12.48  $         12.31
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                   Alliance         Alliance
                                   Bernstein        Bernstein         Fidelity         Fidelity         Fidelity         Fidelity
                                   Variable          Variable         Variable         Variable         Variable         Variable
                                    Product          Product         Insurance        Insurance        Insurance        Insurance
                                  Series Fund      Series Fund     Products Fund    Products Fund    Products Fund    Products Fund
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                     Alliance
                                   Alliance         Bernstein
                                   Bernstein        Small Cap                                           VIP High
                                 Premier Growth       Value        VIP Contrafund     VIP Growth         Income       VIP Index 500
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    42,431,935  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
Contracts in payout
   (annuitization) period                 1,256                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      1,989,367          940,591          263,969          162,722          210,221           55,350
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    49,085,029  $    12,079,845  $     5,416,030  $     5,691,241  $     1,370,690  $     6,781,508
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.27  $         13.52  $         10.28  $          7.90  $          8.55  $          8.31
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.51  $         13.64  $         10.46  $          8.04  $          8.70  $          8.46
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Fidelity         Fidelity         Fidelity
                                                                     Variable         Variable         Variable        Franklin
                                   Fidelity          Fidelity        Insurance        Insurance        Insurance       Templeton
                                   Variable          Variable      Products Fund    Products Fund    Products Fund      Variable
                                   Insurance        Insurance         (Service         (Service         (Service       Insurance
                                 Products Fund    Products Fund       Class 2)         Class 2)         Class 2)     Products Trust
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        VIP         VIP Investment                      Franklin
                                                                   Equity-Income      Grade Bond      VIP Overseas     Growth and
                                 VIP Investment                       (Service         (Service         (Service         Income
                                   Grade Bond      VIP Overseas       Class 2)         Class 2)         Class 2)       Securities
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        371,419          114,441               94            1,851              444           53,068
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     4,771,416  $     1,777,535  $         1,939  $        24,334  $         6,178  $       697,719
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         13.17  $          8.87  $         11.44  $         11.15  $         12.14  $         13.38
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         13.41  $          9.03  $         11.44  $         11.15  $         12.14  $         13.48
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                   Franklin         Franklin        Franklin          Franklin
                                   Templeton        Templeton       Templeton         Templeton          Janus
                                   Variable          Variable        Variable          Variable       Aspen Series        Lazard
                                   Insurance        Insurance       Insurance         Insurance         (Service        Retirement
                                 Products Trust   Products Trust  Products Trust    Products Trust      Shares)        Series, Inc.
                                  Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   Franklin                          Templeton                       International
                                   Small Cap                        Developing        Templeton          Value
                                     Value        Mutual Shares      Markets           Foreign          (Service         Emerging
                                  Securities        Securities      Securities        Securities        Shares)          Markets
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         26,735           57,534           10,506           29,170            2,761              683
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       307,188  $       803,482  $        64,004  $       331,537  $        30,494  $         4,440
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         14.48  $         12.61  $         16.80  $         13.52  $         13.42  $         17.68
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.65  $         12.77  $         16.98  $         13.68  $         13.42  $         17.68
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable     LSA Variable     LSA Variable      LSA Variable    LSA Variable     LSA Variable
                                 Series Trust     Series Trust     Series Trust      Series Trust    Series Trust     Series Trust
                                  Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 LSA Aggressive                        LSA                            LSA Capital          LSA
                                     Growth        LSA Balanced     Basic Value     LSA Blue Chip    Appreciation    Capital Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     5,473,823  $         8,779  $         8,139  $        16,300  $        16,516  $         1,494
Contracts in payout
   (annuitization) period                 1,884                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                            2,222,500        6,076,182        2,515,318        2,222,915        2,745,000        4,430,340
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        865,940          593,655          250,841          251,880          301,805          520,168
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     6,902,450  $     5,938,281  $     2,507,380  $     2,516,133  $     3,016,462  $     5,213,891
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.85  $         10.43  $         11.62  $         10.06  $         11.44  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.59  $         10.43  $         11.62  $         10.06  $         11.44  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       MFS Variable
                                 LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable       Insurance
                                 Series Trust     Series Trust     Series Trust     Series Trust     Series Trust         Trust
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      LSA
                                  Diversified      LSA Emerging         LSA              LSA              LSA
                                    Mid Cap       Growth Equity    Equity Growth    Mid Cap Value     Value Equity       MFS Bond
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     3,242,984  $     4,294,714  $     3,908,673  $     3,436,611  $     5,998,238  $     2,793,304
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     3,242,984  $     4,294,714  $     3,908,673  $     3,436,611  $     5,998,238  $     2,793,304
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $        10,780  $         8,379  $         9,173  $         2,411  $         7,079  $     2,793,304
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                            3,232,204        4,286,335        3,899,500        3,461,200        5,991,159                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     3,242,984  $     4,294,714  $     3,908,673  $     3,463,611  $     5,998,238  $     2,793,304
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        301,673          617,944          523,249          261,602          564,806          229,147
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     3,015,816  $     6,201,115  $     5,233,736  $     2,649,012  $     5,723,630  $     2,646,187
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.38  $         10.91  $          9.33  $         15.04  $         10.90  $         13.15
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.38  $         10.91  $          9.33  $         15.04  $         10.90  $         13.38
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    MFS Variable     MFS Variable
                                                                                      Insurance        Insurance     Morgan Stanley
                                 MFS Variable      MFS Variable     MFS Variable        Trust            Trust          Variable
                                   Insurance        Insurance        Insurance         (Service         (Service       Investment
                                     Trust            Trust            Trust            Class)           Class)          Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                       MFS New
                                                                                      Discovery      MFS Utilities
                                      MFS         MFS Investors       MFS New          (Service         (Service       Aggressive
                                  High Income         Trust          Discovery          Class)           Class)          Equity
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,184,924
Contracts in payout
   (annuitization) period                     -                -                -                -                -           30,473
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         78,516          146,774          237,469              367                7        4,053,971
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       738,760  $     2,533,352  $     3,426,111  $         5,230  $           103  $    53,361,713
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.93  $          7.94  $         12.35  $         11.34  $         10.21  $          6.08
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.12  $          8.08  $         12.57  $         11.34  $         10.21  $          9.41
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                   Investment       Investment       Investment       Investment       Investment      Investment
                                     Series           Series           Series           Series           Series          Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                         Global
                                    Dividend                          European          Global          Dividend
                                     Growth           Equity           Growth         Advantage          Growth         High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   816,154,512  $   586,619,553  $   186,732,734  $    24,187,535  $   208,183,909  $    54,021,272
Contracts in payout
   (annuitization) period             4,484,568        2,044,840          569,359           36,000          849,431          232,324
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     60,474,508       27,065,030       11,296,869        3,318,292       16,369,095       45,977,624
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $ 1,705,183,482  $   872,305,459  $   187,940,941  $    29,392,067  $   198,508,842  $    91,709,654
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.41  $          6.20  $          7.33  $          6.40  $         10.28  $          4.25
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         35.09  $         79.71  $         34.14  $          7.59  $         19.91  $         15.42
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                   Investment       Investment       Investment       Investment       Investment       Investment
                                     Series           Series           Series           Series           Series           Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      Limited                                            Quality
                                 Income Builder    Information        Duration       Money Market    Pacific Growth    Income Plus
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    49,184,578  $     4,836,908  $    61,413,487  $   235,834,985  $    22,924,701  $   337,907,871
Contracts in payout
   (annuitization) period                71,591                -            6,146        1,387,401           54,674        2,964,291
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      4,485,990        1,007,689        6,135,828      237,222,386        5,773,712       31,768,142
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    48,803,364  $     4,508,304  $    62,154,031  $   237,222,386  $    25,016,909  $   334,164,351
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.81  $          4.60  $         10.68  $          9.86  $          3.92  $         11.10
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.43  $         11.46  $         11.69  $         23.04  $          8.14  $         30.92
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Morgan Stanley    Morgan Stanley   Morgan Stanley
                                                                                      Variable          Variable         Variable
                                Morgan Stanley   Morgan Stanley    Morgan Stanley    Investment        Investment       Investment
                                   Variable         Variable          Variable         Series            Series           Series
                                  Investment       Investment        Investment       (Class Y          (Class Y         (Class Y
                                    Series           Series            Series          Shares)           Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      Aggressive         Dividend
                                                                                        Equity            Growth           Equity
                                                                                       (Class Y          (Class Y         (Class Y
                                S&P 500 Index      Strategist        Utilities         Shares)           Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   127,603,974  $   364,834,431  $   163,698,443  $    25,089,281  $   114,219,360  $    98,659,999
Contracts in payout
   (annuitization) period               310,384        1,714,360        1,310,527            1,885            7,984            4,917
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     12,577,616       23,894,967       13,169,112        2,544,743        8,430,062        4,542,584
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $   127,958,702  $   352,667,539  $   207,882,136  $    25,786,456  $   108,015,454  $   113,156,292
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.44  $          9.25  $          6.37  $          5.85  $          9.26  $          5.89
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $          9.86  $         37.78  $         22.34  $         12.23  $         12.26  $         11.88
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment        Investment       Investment       Investment       Investment       Investment
                                    Series            Series           Series           Series           Series           Series
                                   (Class Y          (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   European           Global           Global
                                    Growth          Advantage     Dividend Growth     High Yield     Income Builder    Information
                                   (Class Y          (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,025,701
Contracts in payout
   (annuitization) period                     -                -                -                -                -            2,512
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,168,785        1,264,675        3,681,374       28,649,574        3,713,021        2,731,282
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    35,505,554  $     9,950,092  $    40,722,297  $    34,626,533  $    37,716,287  $    12,270,485
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.19  $          6.27  $         10.07  $          5.11  $         10.19  $          4.55
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.69  $         12.60  $         12.97  $         12.03  $         11.67  $         14.96
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment        Investment       Investment      Investment       Investment       Investment
                                    Series            Series           Series          Series           Series           Series
                                   (Class Y          (Class Y         (Class Y        (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    Limited                                            Quality
                                   Duration        Money Market    Pacific Growth    Income Plus      S&P 500 Index      Strategist
                                   (Class Y          (Class Y         (Class Y         (Class Y          (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)           Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   120,622,818  $    90,996,494  $     7,364,292  $   136,145,839  $   127,060,639  $    87,244,393
Contracts in payout
   (annuitization) period                     -                -                -          260,285                -           27,984
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     12,062,282       90,996,494        1,883,451       12,736,333       12,567,818        5,696,630
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $   122,028,483  $    90,996,494  $     6,956,423  $   133,534,174  $   120,243,640  $    82,214,789
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.93  $          9.73  $          4.89  $         10.22  $          7.23  $          9.03
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.15  $         10.37  $         13.94  $         12.84  $         12.11  $         12.03
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley
                                   Variable
                                  Investment
                                    Series         Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                   (Class Y          Variable         Variable         Variable         Variable         Variable
                                    Shares)       Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                       Oppenheimer
                                   Utilities                        Oppenheimer      Oppenheimer                       Main Street
                                   (Class Y        Oppenheimer        Capital           Global        Oppenheimer       Small Cap
                                    Shares)            Bond         Appreciation      Securities      High Income         Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    25,282,098  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
Contracts in payout
   (annuitization) period                12,817                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,018,748          428,559          188,109          230,899          179,757          254,720
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    32,269,043  $     4,713,901  $     7,237,118  $     5,586,481  $     1,501,603  $     2,795,177
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.86  $         12.47  $         10.06  $         13.61  $         11.17  $         14.63
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.51  $         12.69  $         10.24  $         13.86  $         11.37  $         14.89
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                  Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                 Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                    ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Oppenheimer        Capital           Global        Oppenheimer      Oppenheimer      Main Street
                                  Aggressive       Appreciation      Securities          High             Main          Small Cap
                                  Growth (SC)         (SC)              (SC)         Income (SC)      Street (SC)      Growth (SC)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                          1,929            9,643            4,070           23,107           18,086           20,905
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $        69,877  $       317,447  $        91,228  $       192,701  $       327,465  $       258,755
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.38  $         12.23  $         14.20  $         12.95  $         12.56  $         14.05
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.47  $         12.32  $         14.32  $         13.04  $         12.71  $         14.75
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Oppenheimer       Oppenheimer
                                   Variable         Variable
                                Account Funds     Account Funds   PIMCO Advisors   PIMCO Advisors   PIMCO Variable   PIMCO Variable
                                (Service Class    (Service Class     Variable         Variable        Insurance        Insurance
                                    ("SC"))           ("SC"))     Insurance Trust  Insurance Trust      Trust            Trust
                                  Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Oppenheimer
                                    Multiple       Oppenheimer                           PEA
                                   Strategies       Strategic          OpCap         Science and
                                      (SC)          Bond (SC)        Small Cap        Technology      Foreign Bond     Money Market
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         15,409           68,124               46              280              169           13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       234,400  $       339,162  $         1,249  $           525  $         1,690  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         13.02  $         12.11  $         13.05  $         12.55  $         10.81  $          9.93
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         13.18  $         12.21  $         13.05  $         12.55  $         10.81  $          9.93
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                PIMCO Variable
                                  Insurance           Putnam           Putnam           Putnam           Putnam           Putnam
                                    Trust         Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VT The George          VT
                                    PIMCO          Putnam Fund      Global Asset    VT Growth and      VT Health
                                Total Return        of Boston        Allocation         Income          Sciences      VT High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                            118          446,673            4,579        2,072,760            9,608           54,337
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $         1,216  $     4,583,965  $        57,255  $    44,767,709  $        98,953  $       376,064
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.09  $         11.24  $         12.40  $          9.20  $         11.24  $         12.84
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.09  $         12.16  $         12.51  $         13.59  $         11.37  $         13.43
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                    Putnam            Putnam           Putnam           Putnam           Putnam           Putnam
                                Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                  Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        VT
                                                       VT          International
                                                  International      Growth and                            VT             VT New
                                   VT Income          Equity           Income        VT Investors     Money Market    Opportunities
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       200,978  $    70,457,108  $         4,259  $       853,069  $        53,938  $       122,170
Contracts in payout
   (annuitization) period                     -           50,447                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         15,652        5,486,969              377           95,743           53,938            8,022
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       197,079  $    67,445,513  $         3,518  $       779,859  $        53,938  $       119,573
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.43  $          7.14  $         12.55  $         12.09  $          9.75  $         13.42
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         10.51  $         13.47  $         12.55  $         13.07  $          9.91  $         13.58
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                    Putnam           Putnam           Putnam           Putnam            Putnam           Putnam
                                Variable Trust   Variable Trust   Variable Trust   Variable Trust    Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    VT Utilities
                                                                   VT Small Cap      Growth and
                                 VT New Value      VT Research        Value            Income           VT Vista        VT Voyager
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $         8,145  $         6,829  $    39,105,101  $        33,264  $        84,523  $    48,083,601
Contracts in payout
   (annuitization) period                     -                -            2,513                -                -           32,006
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                            571              645        2,158,257            2,920            8,065        1,853,452
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $         7,565  $         6,507  $    28,764,711  $        29,588  $        81,833  $    55,485,821
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         14.51  $         13.15  $         10.64  $         14.07  $         13.49  $          5.45
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.51  $         13.15  $         11.81  $         14.14  $         13.65  $         12.48
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                Salomon Brothers
                                    Rydex           Variable        STI Classic      STI Classic      STI Classic     STI Classic
                                Variable Trust    Series Funds     Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                --------------- ----------------  ---------------  ---------------  ---------------  ---------------
                                                                                                           STI
                                                    Variable        STI Capital      STI Growth &     International   STI Investment
                                  Rydex OTC         All Cap         Appreciation        Income            Equity         Grade Bond
                                --------------- ----------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                              4              371           16,468           11,550              105           11,338
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $            51  $         5,255  $       240,163  $       107,928  $           963  $       116,215
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.71  $         11.26  $         10.70  $         11.32  $         12.26  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.71  $         11.26  $         10.75  $         11.36  $         12.27  $         10.03
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    The Universal    The Universal    The Universal
                                  STI Classic      STI Classic      STI Classic     Institutional    Institutional    Institutional
                                 Variable Trust   Variable Trust   Variable Trust    Funds, Inc.      Funds, Inc.      Funds, Inc.
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        STI
                                      STI         STI Small Cap     Value Income     UIF Emerging         UIF
                                 Mid-Cap Equity    Value Equity        Stock        Markets Equity   Equity Growth    UIF High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       131,347  $        84,840  $        38,544  $    33,382,194  $    56,320,480  $       326,201
Contracts in payout
   (annuitization) period                     -                -                -          134,819           13,783                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         12,839            5,732            3,059        3,707,634        4,408,002           46,009
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       123,249  $        75,871  $        35,123  $    29,350,978  $    69,428,782  $       279,498
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.41  $         12.18  $         11.23  $          7.64  $          5.94  $         11.85
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.44  $         12.23  $         11.25  $         13.06  $         10.95  $         11.85
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     The Universal    The Universal
                                 The Universal    The Universal    The Universal    The Universal    Institutional    Institutional
                                 Institutional    Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.
                                  Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.       (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      UIF                                                             UIF Emerging     UIF Emerging
                                 International         UIF              UIF            UIF U.S.       Markets Debt    Markets Equity
                                    Magnum        Mid Cap Growth   Mid Cap Value     Real Estate       (Class II)       (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    28,441,414  $    26,110,755  $   113,824,506  $    61,481,550  $     2,333,019  $     4,042,710
Contracts in payout
   (annuitization) period                87,357            1,256           61,763          144,429                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,881,694        3,064,790        7,679,452        3,955,454          258,650          447,202
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    27,478,716  $    21,861,311  $   100,705,904  $    49,917,984  $     2,214,493  $     3,509,431
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.31  $         10.10  $          8.90  $         12.08  $         11.22  $         14.78
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         10.55  $         12.09  $         12.31  $         18.77  $         13.96  $         14.91
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                                 Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                  Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                  (Class II)        (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                          UIF              UIF
                                 UIF Equity and        UIF           UIF Global          UIF         Small Company     U.S. Mid Cap
                                    Income        Equity Growth      Franchise      Mid Cap Growth       Growth           Value
                                  (Class II)        (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        557,921          551,387          750,168        1,204,451          822,824        1,223,782
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     6,037,018  $     6,565,566  $     8,424,241  $     9,374,958  $    10,277,740  $    16,294,107
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.52  $         11.61  $         12.14  $         13.00  $         13.50  $         13.29
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.62  $         11.71  $         12.25  $         13.12  $         13.62  $         13.41
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Van Kampen
                                 The Universal      Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life
                                 Institutional         Life             Life             Life             Life          Investment
                                  Funds, Inc.       Investment       Investment       Investment       Investment         Trust
                                  (Class II)          Trust            Trust            Trust            Trust          (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   UIF U.S.                                                                           LIT Aggressive
                                  Real Estate                       LIT Emerging                          LIT             Growth
                                  (Class II)       LIT Comstock        Growth       LIT Government    Money Market      (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     9,333,893  $    62,703,243  $    95,784,555  $     1,491,153  $     2,988,509  $     3,686,760
Contracts in payout
   (annuitization) period                     -          265,780           96,572                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        600,637        5,345,418        3,944,102          156,142        2,988,509          871,574
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     8,492,060  $    54,402,566  $   135,792,694  $     1,472,332  $     2,988,509  $     3,454,075
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.67  $         10.30  $          4.28  $         10.62  $         10.60  $         12.75
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.60  $         12.38  $         12.13  $         10.69  $         10.79  $         12.86
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
---------------------------------------------------------------------------------

                                  Van Kampen       Van Kampen       Van Kampen
                                     Life             Life             Life
                                  Investment        Investment       Investment
                                     Trust            Trust            Trust
                                  (Class II)        (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------
                                                   LIT Emerging    LIT Growth and
                                 LIT Comstock         Growth           Income
                                  (Class II)        (Class II)       (Class II)
                                ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   137,393,163  $    45,747,914  $    28,597,862
                                ---------------  ---------------  ---------------
    Total assets                $   137,393,163  $    45,747,914  $    28,597,862
                                ===============  ===============  ===============
NET ASSETS
Accumulation units              $   137,390,651  $    45,745,401  $    28,597,862
Contracts in payout
   (annuitization) period                 2,512            2,513                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -
                                ---------------  ---------------  ---------------
    Total net assets            $   137,393,163  $    45,747,914  $    28,597,862
                                ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     11,693,035        1,890,410        1,679,264
                                ===============  ===============  ===============
Cost of investments             $   115,698,504  $    46,265,858  $    25,938,738
                                ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.24  $          6.66  $         11.38
                                ===============  ===============  ===============
    Highest                     $         12.53  $         11.85  $         13.44
                                ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          AIM Variable    AIM Variable   AIM Variable   AIM Variable  AIM Variable  AIM Variable
                                            Insurance      Insurance      Insurance      Insurance     Insurance     Insurance
                                              Funds          Funds          Funds          Funds         Funds         Funds
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                       ---------------------------------------------------------------------------------------------

                                            AIM V. I.                                    AIM V. I.                   AIM V. I.
                                             Capital       AIM V. I.    AIM V. I. Dent  Diversified    AIM V. I.   International
                                          Appreciation    Core Equity    Demographics      Income       Growth        Growth
                                       ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          -   $     26,190   $        -   $     89,498    $           -   $     6,311
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (437,806)       (30,017)        (133)       (14,855)        (220,841)      (13,649)
    Administrative expense                  (28,440)        (2,515)          (9)        (1,234)         (14,276)       (1,133)
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net investment income (loss)           (466,246)        (6,342)        (142)        73,409         (235,117)       (8,471)
                                       ------------   ------------   ----------   ------------    -------------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  28,297,978        390,479          348        255,545       14,917,626       189,850
    Cost of investments sold             29,872,133        509,661          406        261,083       15,925,038       256,885
                                       ------------   ------------   ----------   ------------    -------------   -----------

      Realized gains (losses)
        on fund shares                   (1,574,155)      (119,182)         (58)        (5,538)      (1,007,412)      (67,035)

Realized gain distributions                       -              -            -              -                -             -
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net realized gains (losses)          (1,574,155)      (119,182)         (58)        (5,538)      (1,007,412)      (67,035)

Change in unrealized gains (losses)       9,272,620        653,459        2,957         22,099        4,958,675       359,526
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net realized and unrealized
      gains (losses) on investments       7,698,465        534,277        2,899         16,561        3,951,263       292,491
                                       ------------   ------------   ----------   ------------    -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  7,232,219   $    527,935   $    2,757   $     89,970    $   3,716,146   $   284,020
                                       ============   ============   ==========   ============    =============   ===========

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Alliance     Alliance
                                                       AIM Variable      AIM Variable   AIM Variable    Bernstein    Bernstein
                                     AIM Variable        Insurance         Insurance      Insurance      Variable     Variable
                                       Insurance           Funds             Funds          Funds         Product      Product
                                         Funds           Series II         Series II      Series II     Series Fund  Series Fund
                                      Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account  Sub-Account
                                 ---------------------------------------------------------------------------------------------------

                                                                           AIM V. I.                                  Alliance
                                                                            Capital        AIM V. I.     Alliance    Bernstein
                                       AIM V. I.        AIM V. I.         Appreciation      Premier     Bernstein     Growth &
                                    Premier Equity  Basic Value II (a)       II (a)      Equity II (a)  Growth (b)   Income (c)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $    142,542   $          -   $           -   $     4,583   $          -   $   1,354,057
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (726,142)       (28,248)        (18,360)      (11,321)      (287,267)     (2,484,211)
    Administrative expense                  (47,862)        (3,377)         (2,221)       (1,378)       (20,497)       (167,390)
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net investment income (loss)           (631,462)       (31,625)        (20,581)       (8,116)      (307,764)     (1,297,544)
                                       ------------   ------------   -------------   -----------   ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  12,333,029        216,277         478,205       414,117     18,067,253      90,564,792
    Cost of investments sold             16,038,980        206,631         451,746       412,001     18,821,975      94,052,346
                                       ------------   ------------   -------------   -----------   ------------   -------------

      Realized gains (losses)
        on fund shares                   (3,705,951)         9,646          26,459         2,116       (754,722)     (3,487,554)

Realized gain distributions                       -              -               -             -              -               -
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net realized gains (losses)          (3,705,951)         9,646          26,459         2,116       (754,722)     (3,487,554)

Change in unrealized gains (losses)      14,392,736        668,867         334,534       180,624      6,204,345      48,940,333
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net realized and unrealized
      gains (losses) on investments      10,686,785        678,513         360,993       182,740      5,449,623      45,452,779
                                       ------------   ------------   -------------   -----------   ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $ 10,055,323   $    646,888   $     340,412   $   174,624   $  5,141,859   $  44,155,235
                                       ============   ============   =============   ===========   ============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                     Alliance         Alliance
                                    Bernstein        Bernstein       Fidelity       Fidelity        Fidelity         Fidelity
                                     Variable         Variable       Variable       Variable        Variable         Variable
                                     Product          Product        Insurance      Insurance      Insurance        Insurance
                                   Series Fund      Series Fund    Products Fund  Products Fund  Products Fund    Products Fund
                                   Sub-Account      Sub-Account     Sub-Account    Sub-Account
                               -------------------------------------------------------------------------------------------------

                                                      Alliance
                                     Alliance        Bernstein
                                 Bernstein Premier   Small Cap                                    VIP High
                                    Growth (d)        Value (a)   VIP Contrafund    VIP Growth     Income       VIP Index 500
                               ----------------------------------------------------------------------------  --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $           -   $      6,883   $     20,149   $     10,098  $     55,993   $     71,781
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (524,169)       (56,406)       (57,680)       (48,855)      (12,656)       (63,223)
    Administrative expense                (35,759)        (6,572)        (4,742)        (4,045)       (1,051)        (5,266)
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net investment income (loss)         (559,928)       (56,095)       (42,273)       (42,802)       42,286          3,292
                                    -------------   ------------   ------------   ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                14,156,147        174,606        718,823        574,538        91,447      1,131,747
    Cost of investments sold           18,132,152        164,028        769,769        792,686        95,226      1,356,018
                                    -------------   ------------   ------------   ------------  ------------   ------------

      Realized gains (losses)
        on fund shares                 (3,976,005)        10,578        (50,946)      (218,148)       (3,779)      (224,271)

Realized gain distributions                     -         18,246              -              -             -              -
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net realized gains (losses)        (3,976,005)        28,824        (50,946)      (218,148)       (3,779)      (224,271)

Change in unrealized gains (losses)    11,330,452      1,521,098      1,278,599      1,359,961       190,651      1,500,936
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net realized and unrealized
      gains (losses) on investments     7,354,447      1,549,922      1,227,653      1,141,813       186,872      1,276,665
                                    -------------   ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $   6,794,519   $  1,493,827   $  1,185,380   $  1,099,011  $    229,158   $  1,279,957
                                    =============   ============   ============   ============  ============   ============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(d) Previously known as Alliance Premier Growth

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                        Fidelity        Fidelity      Fidelity
                                                                        Variable        Variable      Variable        Franklin
                                       Fidelity         Fidelity       Insurance       Insurance      Insurance      Templeton
                                       Variable         Variable     Products Fund   Products Fund  Products Fund     Variable
                                       Insurance       Insurance        (Service        (Service       (Service      Insurance
                                     Products Fund   Products Fund      Class 2)        Class 2)       Class 2)    Products Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -----------------------------------------------------------------------------------------------

                                                                          VIP        VIP Investment                   Franklin
                                                                     Equity-Income     Grade Bond   VIP Overseas     Growth and
                                     VIP Investment                     (Service        (Service      (Service         Income
                                       Grade Bond     VIP Overseas      Class 2)         Class 2)     Class 2)     Securities (e)
                                     -----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $    202,341   $     10,760   $     128   $      4,943      $       17   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (59,611)       (15,955)        (92)          (944)            (55)        (1,833)
    Administrative expense                   (5,026)        (1,339)         (7)           (67)             (4)          (247)
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net investment income (loss)            137,704         (6,534)         29          3,932             (42)        (2,080)
                                       ------------   ------------   ---------   ------------      ----------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,624,577        181,460       6,719        130,061              98         10,985
    Cost of investments sold              1,571,998        235,796       6,557        128,451             104         10,517
                                       ------------   ------------   ---------   ------------      ----------   ------------

      Realized gains (losses)
        on fund shares                       52,579        (54,336)        162          1,610              (6)           468

Realized gain distributions                  71,194              -           -          1,806               -              -
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net realized gains (losses)             123,773        (54,336)        162          3,416              (6)           468

Change in unrealized gains (losses)         (77,765)       562,541       1,268         (4,060)          1,541         61,683
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net realized and unrealized
      gains (losses) on investments          46,008        508,205       1,430           (644)          1,535         62,151
                                       ------------   ------------   ---------   ------------      ----------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    183,712   $    501,671   $   1,459   $      3,288      $    1,493   $     60,071
                                       ============   ============   =========   ============      ==========   ============

(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                      Franklin         Franklin        Franklin         Franklin
                                      Templeton       Templeton       Templeton        Templeton          Janus           Janus
                                      Variable         Variable        Variable         Variable       Aspen Series    Aspen Series
                                      Insurance       Insurance       Insurance        Insurance         (Service        (Service
                                    Products Trust  Products Trust  Products Trust   Products Trust      Shares)         Shares)
                                     Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                 ---------------------------------------------------------------------------------------------------

                                      Franklin                        Templeton                       International      Worldwide
                                      Small Cap                       Developing       Templeton          Value           Growth
                                        Value       Mutual Shares       Markets         Foreign          (Service        (Service
                                    Securities (e)  Securities (e)  Securities (e)   Securities (e)    Shares) (f)        Shares)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $         -   $           -   $           -   $           -    $         58   $         51
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (989)         (2,329)           (292)           (979)           (186)           (94)
    Administrative expense                    (122)           (284)            (34)           (110)            (13)            (6)
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net investment income (loss)            (1,111)         (2,613)           (326)         (1,089)           (141)           (49)
                                       -----------   -------------   -------------   -------------    ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     13,484          19,737           2,331          11,687             207          9,993
    Cost of investments sold                12,854          18,973           2,034          11,484             220         10,535
                                       -----------   -------------   -------------   -------------    ------------   ------------

      Realized gains (losses)
        on fund shares                         630             764             297             203             (13)          (542)

Realized gain distributions                      -               -               -               -               -              -
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net realized gains (losses)                630             764             297             203             (13)          (542)

Change in unrealized gains (losses)         31,549          53,198          10,485          25,504           3,814          1,825
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net realized and unrealized
      gains (losses) on investments         32,179          53,962          10,782          25,707           3,801          1,283
                                       -----------   -------------   -------------   -------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    31,068   $      51,349   $      10,456   $      24,618    $      3,660   $      1,234
                                       ===========   =============   =============   =============    ============   ============


(e) For the period beginning July 15, 2003 and ended December 31, 2003
(f) Previously known as Global Value (Service Shares)

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Lazard
                                        Retirement    LSA Variable    LSA Variable    LSA Variable   LSA Variable    LSA Variable
                                       Series, Inc.   Series Trust    Series Trust    Series Trust   Series Trust    Series Trust
                                        Sub-Account   Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                   -------------------------------------------------------------------------------------------------

                                         Emerging    LSA Aggressive                      LSA                         LSA Capital
                                          Markets        Growth       LSA Balanced   Basic Value    LSA Blue Chip    Appreciation
                                   -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $        3   $           -   $       66,521   $          -    $       417   $         -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (81)        (64,008)             (96)           (80)          (187)         (203)
    Administrative expense                     (6)         (3,840)              (7)            (5)           (13)          (15)
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net investment income (loss)              (84)        (67,848)          66,418            (85)           217          (218)
                                       ----------   -------------   --------------   ------------    -----------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       462         905,185              354            118          2,036         1,513
    Cost of investments sold                  383         863,199              382            118          2,306         1,787
                                       ----------   -------------   --------------   ------------    -----------   -----------

      Realized gains (losses)
        on fund shares                         79          41,986              (28)             -           (270)         (274)

Realized gain distributions                     -               -               30              -              -             -
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net realized gains (losses)                79          41,986                2              -           (270)         (274)

Change in unrealized gains (losses)         2,500       1,874,478        1,309,334        631,795        450,797       643,083
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net realized and unrealized
      gains (losses) on investments         2,579       1,916,464        1,309,336        631,795        450,527       642,809
                                       ----------   -------------   --------------   ------------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    2,495   $   1,848,616   $    1,375,754   $    631,710    $   450,744   $   642,591
                                       ==========   =============   ==============   ============    ===========   ===========

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                     LSA Variable    LSA Variable   LSA Variable    LSA Variable   LSA Variable       LSA Variable
                                     Series Trust    Series Trust   Series Trust    Series Trust   Series Trust       Series Trust
                                      Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account        Sub-Account
                                   ------------------------------------------------------------------------------------------------

                                                         LSA            LSA
                                     LSA Capital     Disciplined    Diversified     LSA Emerging          LSA               LSA
                                     Growth (g)       Equity (h)      Mid Cap      Growth Equity    Equity Growth (i) Mid Cap Value
                                   ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $     8,467   $          13   $     2,081   $             -    $          -   $       2,641
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (18)            (27)         (117)              (82)            (85)            (28)
    Administrative expense                   (1)             (2)           (8)               (6)             (5)             (2)
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net investment income (loss)          8,448             (16)        1,956               (88)            (90)          2,611
                                    -----------   -------------   -----------   ---------------    ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      26           6,127           160             1,094              91              32
    Cost of investments sold                 31       3,377,089           163             1,447              89              33
                                    -----------   -------------   -----------   ---------------    ------------   -------------

      Realized gains (losses)
        on fund shares                       (5)     (3,370,962)           (3)             (353)              2              (1)

Realized gain distributions                   -               -             -                 -               -         130,004
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net realized gains (losses)              (5)     (3,370,962)           (3)             (353)              2         130,003

Change in unrealized gains (losses)     835,884       3,682,249       798,712         1,371,530         742,678         853,023
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net realized and unrealized
      gains (losses) on investments     835,879         311,287       798,709         1,371,177         742,680         983,026
                                    -----------   -------------   -----------   ---------------    ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $   844,327   $     311,271   $   800,665   $     1,371,089    $    742,590   $     985,637
                                    ===========   =============   ===========   ===============    ============   =============


(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(i) Previously known as LSA Focused Equity

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                           MFS Variable  MFS Variable   MFS Variable  MFS Variable  MFS Variable
                                           LSA Variable     Insurance     Insurance      Insurance     Insurance     Insurance
                                           Series Trust       Trust         Trust          Trust         Trust     (Service Class)
                                            Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                       -------------------------------------------------------------------------------------
                                                                                                                       MFS New
                                               LSA                           MFS       MFS Investors     MFS New      Discovery
                                           Value Equity      MFS Bond    High Income       Trust        Discovery  (Service Class)
                                       -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $     78,571   $      143,808   $     24,994   $     12,936   $          -   $         -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                  (85)         (29,933)        (7,249)       (23,736)       (32,435)          (62)
    Administrative expense                       (6)          (2,511)          (599)        (1,985)        (2,678)           (4)
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net investment income (loss)             78,480          111,364         17,146        (12,785)       (35,113)          (66)
                                       ------------   --------------   ------------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          90          695,403         77,112        189,202        407,854            72
    Cost of investments sold                    101          665,768         77,890        237,989        549,333            89
                                       ------------   --------------   ------------   ------------   ------------   -----------

      Realized gains (losses)
        on fund shares                          (11)          29,635           (778)       (48,787)      (141,479)          (17)

Realized gain distributions                       -                -              -              -              -             -
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net realized gains (losses)                 (11)          29,635           (778)       (48,787)      (141,479)          (17)

Change in unrealized gains (losses)       1,321,299           47,270         77,101        446,307        910,936         1,298
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net realized and unrealized
      gains (losses) on investments       1,321,288           76,905         76,323        397,520        769,457         1,281
                                       ------------   --------------   ------------   ------------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  1,399,768   $      188,269   $     93,469   $    384,735   $    734,344   $     1,215
                                       ============   ==============   ============   ============   ============   ===========


See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                           MFS Variable
                                             Insurance          Morgan Stanley          Morgan Stanley         Morgan Stanley
                                               Trust                Variable               Variable               Variable
                                            (Service              Investment              Investment             Investment
                                             Class)                 Series                  Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                          MFS Utilities
                                            (Service               Aggressive              Dividend
                                             Class)                  Equity                 Growth                 Equity
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  2   $              2,880   $         14,821,330   $          2,173,847
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                           (1)              (519,336)           (10,100,932)            (7,571,982)
    Administrative expense                                -                (37,809)              (753,830)              (551,951)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                          1               (554,265)             3,966,568             (5,950,086)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                                   1             15,824,842            202,853,328            154,043,057
    Cost of investments sold                              2             23,387,343            163,618,376            255,940,005
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                   (1)            (7,562,501)            39,234,952           (101,896,948)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                          (1)            (7,562,501)            39,234,952           (101,896,948)

Change in unrealized gains (losses)                      29             16,409,763            135,729,451            216,938,677
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                      28              8,847,262            174,964,403            115,041,729
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                 29   $          8,292,997   $        178,930,971   $        109,091,643
                                       ====================   ====================   ====================   ====================
                                       35

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                           Morgan Stanley        Morgan Stanley
                                              Variable              Variable
                                             Investment            Investment
                                               Series                Series
                                            Sub-Account            Sub-Account
                                       --------------------   --------------------

                                             European                 Global
                                              Growth                Advantage
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          1,584,107   $            241,739
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,243,384)              (298,430)
    Administrative expense                         (166,737)               (21,795)
                                       --------------------   --------------------

    Net investment income (loss)                   (826,014)               (78,486)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          77,187,639             23,115,959
    Cost of investments sold                     86,835,353             26,152,727
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (9,647,714)            (3,036,768)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                  (9,647,714)            (3,036,768)

Change in unrealized gains (losses)              51,641,657              8,848,892
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              41,993,943              5,812,124
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         41,167,929   $          5,733,638
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                              Global
                                             Dividend
                                              Growth               High Yield           Income Builder          Information
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          3,802,963   $          4,956,396   $          1,489,956   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,455,239)              (659,538)              (629,669)               (41,717)
    Administrative expense                         (184,735)               (48,080)               (46,621)                (3,052)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                  1,162,989              4,248,778                813,666                (44,769)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                         151,731,204             69,560,201             17,452,228              9,739,412
    Cost of investments sold                    160,225,940            103,745,756             18,911,499              9,628,942
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (8,494,736)           (34,185,555)            (1,459,271)               110,470

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                  (8,494,736)           (34,185,555)            (1,459,271)               110,470

Change in unrealized gains (losses)              58,039,750             41,547,202              8,906,070              1,291,252
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              49,545,014              7,361,647              7,446,799              1,401,722
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         50,708,003   $         11,610,425   $          8,260,465   $          1,356,953
                                       ====================   ====================   ====================   ====================
                                       36

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                             Limited
                                             Duration             Money Market
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          2,648,877   $          2,119,956
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (938,768)            (4,064,721)
    Administrative expense                          (70,493)              (300,205)
                                       --------------------   --------------------

    Net investment income (loss)                  1,639,616             (2,244,970)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          58,920,320            892,844,950
    Cost of investments sold                     59,148,449            892,844,950
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                             (228,129)                     -

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                    (228,129)                     -

Change in unrealized gains (losses)                (894,667)                     -
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              (1,122,796)                     -
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $            516,820   $         (2,244,970)
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                    Quality
                                          Pacific Growth          Income Plus           S&P 500 Index            Strategist
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $         20,981,068   $          1,175,947   $          5,928,844
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (252,635)            (4,880,361)            (1,537,023)            (4,574,842)
    Administrative expense                          (18,581)              (365,822)              (112,441)              (333,607)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                   (271,216)            15,734,885               (473,517)             1,020,395
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          44,915,144            212,833,774             91,026,166             81,422,776
    Cost of investments sold                     44,308,994            210,880,028            106,123,438             88,406,218
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                              606,150              1,953,746            (15,097,272)            (6,983,442)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                     606,150              1,953,746            (15,097,272)            (6,983,442)

Change in unrealized gains (losses)               4,802,671              7,217,356             42,462,912             82,409,928
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               5,408,821              9,171,102             27,365,640             75,426,486
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          5,137,605   $         24,905,987   $         26,892,123   $         76,446,881
                                       ====================   ====================   ====================   ====================
                                       37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                                                Morgan Stanley
                                                                   Variable
                                          Morgan Stanley          Investment
                                             Variable               Series
                                            Investment             (Class Y
                                              Series                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                   Aggressive
                                                                     Equity
                                                                    (Class Y
                                            Utilities                Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          4,881,020   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,149,991)              (342,614)
    Administrative expense                         (161,546)               (21,857)
                                       --------------------   --------------------

    Net investment income (loss)                  2,569,483               (364,471)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          71,303,054             18,522,712
    Cost of investments sold                     93,949,422             21,123,245
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                          (22,646,368)            (2,600,533)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                 (22,646,368)            (2,600,533)

Change in unrealized gains (losses)              43,704,994              7,822,795
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              21,058,626              5,222,262
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         23,628,109   $          4,857,791
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                             Shares)                Shares)                Shares)                Shares)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                             Dividend                                      European                Global
                                              Growth                 Equity                 Growth                Advantage
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                              Shares)                Shares)                Shares)                Shares)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          1,509,829   $            111,058   $            174,540   $             53,576
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (1,374,924)            (1,263,843)              (423,916)              (101,941)
    Administrative expense                          (90,620)               (83,294)               (27,312)                (6,658)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                     44,285             (1,236,079)              (276,688)               (55,023)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          10,250,964              9,035,272             88,127,452                850,244
    Cost of investments sold                     11,260,207             12,129,857             87,807,963              1,153,285
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (1,009,243)            (3,094,585)               319,489               (303,041)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                  (1,009,243)            (3,094,585)               319,489               (303,041)

Change in unrealized gains (losses)              21,715,571             19,845,435              8,065,950              2,054,132
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              20,706,328             16,750,850              8,385,439              1,751,091
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         20,750,613   $         15,514,771   $          8,108,751   $          1,696,068
                                       ====================   ====================   ====================   ====================
                                       38

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                             (Class Y               (Class Y
                                             Shares)                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                              Global
                                         Dividend Growth           High Yield
                                            (Class Y                (Class Y
                                             Shares)                 Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            547,199   $          1,994,018
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (479,317)              (352,602)
    Administrative expense                          (31,708)               (23,980)
                                       --------------------   --------------------

    Net investment income (loss)                     36,174              1,617,436
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           3,172,542              6,192,053
    Cost of investments sold                      3,236,901              6,914,006
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                              (64,359)              (721,953)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                     (64,359)              (721,953)

Change in unrealized gains (losses)               8,828,168              3,651,472
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               8,763,809              2,929,519
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          8,799,983   $          4,546,955
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                             Shares)                Shares)                Shares)                Shares)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                                           Limited
                                          Income Builder          Information              Duration             Money Market
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                              Shares)                Shares)                Shares)                Shares)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            783,973   $                  -   $          3,783,430   $            443,488
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (375,830)              (136,517)            (1,718,512)            (1,638,118)
    Administrative expense                          (25,431)                (9,070)              (111,843)              (108,538)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                    382,712               (145,587)             1,953,075             (1,303,168)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           3,147,732              1,742,644             26,724,026            403,270,602
    Cost of investments sold                      3,141,152              2,188,370             26,872,841            403,270,602
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                6,580               (445,726)              (148,815)                     -

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                       6,580               (445,726)              (148,815)                     -

Change in unrealized gains (losses)               4,281,235              4,341,652             (1,595,577)                     -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               4,287,815              3,895,926             (1,744,392)                     -
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          4,670,527   $          3,750,339   $            208,683   $         (1,303,168)
                                       ====================   ====================   ====================   ====================
                                       39

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                             (Class Y               (Class Y
                                              Shares)                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                     Quality
                                          Pacific Growth          Income Plus
                                             (Class Y               (Class Y
                                              Shares)                Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $          7,012,472
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (88,181)            (2,049,488)
    Administrative expense                           (5,941)              (134,218)
                                       --------------------   --------------------

    Net investment income (loss)                    (94,122)             4,828,766
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                         143,863,443             37,830,026
    Cost of investments sold                    141,787,909             37,481,618
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                            2,075,534                348,408

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                   2,075,534                348,408

Change in unrealized gains (losses)               1,227,490              2,196,274
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               3,303,024              2,544,682
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          3,208,902   $          7,373,448
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley   Morgan Stanley    Morgan Stanley
                                      Variable         Variable          Variable
                                     Investment       Investment        Investment
                                       Series           Series            Series       Oppenheimer     Oppenheimer    Oppenheimer
                                      (Class Y         (Class Y          (Class Y        Variable        Variable       Variable
                                       Shares)          Shares)           Shares)     Account Funds   Account Funds  Account Funds
                                    Sub-Account      Sub-Account       Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                 --------------------------------------------------------------------------------------------------

                                   S&P 500 Index      Strategist        Utilities                       Oppenheimer    Oppenheimer
                                      (Class Y         (Class Y          (Class Y      Oppenheimer         Capital         Global
                                       Shares)          Shares)           Shares)         Bond          Appreciation    Securities
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $     776,610   $    1,034,788   $     607,678   $     326,357   $       20,134   $     34,331
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,408,436)      (1,076,311)       (339,178)        (62,735)         (64,548)       (54,931)
    Administrative expense                (95,059)         (70,728)        (22,433)         (5,226)          (5,376)        (4,583)
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net investment income (loss)         (726,885)        (112,251)        246,067         258,396          (49,790)       (25,183)
                                    -------------   --------------   -------------   -------------   --------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                11,461,314        7,112,036       3,141,575       5,397,649          636,239        774,433
    Cost of investments sold           12,914,078        7,608,036       4,567,970       5,284,152          892,017      1,050,888
                                    -------------   --------------   -------------   -------------   --------------   ------------

      Realized gains (losses)
        on fund shares                 (1,452,764)        (496,000)     (1,426,395)        113,497         (255,778)      (276,455)

Realized gain distributions                     -                -               -               -                -              -
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net realized gains (losses)        (1,452,764)        (496,000)     (1,426,395)        113,497         (255,778)      (276,455)

Change in unrealized gains (losses)    23,609,209       15,682,854       4,371,245        (119,325)       1,711,456      1,955,099
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net realized and unrealized
      gains (losses) on investments    22,156,445       15,186,854       2,944,850          (5,828)       1,455,678      1,678,644
                                    -------------   --------------   -------------   -------------   --------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $  21,429,560   $   15,074,603   $   3,190,917   $     252,568   $    1,405,888   $  1,653,461
                                    =============   ==============   =============   =============   ==============   ============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer     Oppenheimer      Oppenheimer     Oppenheimer
                                                                     Variable        Variable        Variable        Variable
                                 Oppenheimer      Oppenheimer     Account Funds   Account Funds    Account Funds   Account Funds
                                   Variable         Variable      (Service Class  (Service Class   (Service Class  (Service Class
                                Account Funds    Account Funds       ("SC"))         ("SC"))          ("SC"))         ("SC"))
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              ------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                      Oppenheimer       Oppenheimer
                                                  Main Street      Oppenheimer       Capital           Global        Oppenheimer
                                 Oppenheimer       Small Cap        Aggressive     Appreciation      Securities          High
                                 High Income         Growth      Growth (SC) (e)     (SC) (e)         (SC) (e)     Income (SC) (e)
                              ------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $     78,040   $          -   $        -   $          -    $           -   $           -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (14,910)       (29,860)        (169)          (492)            (231)           (346)
    Administrative expense               (1,234)        (2,510)         (27)           (70)             (37)            (46)
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net investment income (loss)         61,896        (32,370)        (196)          (562)            (268)           (392)
                                   ------------   ------------   ----------   ------------    -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 220,793        363,619       17,094            409            3,449             991
    Cost of investments sold            238,713        381,555       16,912            400            3,155             945
                                   ------------   ------------   ----------   ------------    -------------   -------------

      Realized gains (losses)
        on fund shares                  (17,920)       (17,936)         182              9              294              46

Realized gain distributions                   -              -            -              -                -               -
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net realized gains (losses)         (17,920)       (17,936)         182              9              294              46

Change in unrealized gains (losses)     201,698        969,142          612         15,518           10,354           5,560
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net realized and unrealized
      gains (losses) on investments     183,778        951,206          794         15,527           10,648           5,606
                                   ------------   ------------   ----------   ------------    -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    245,674   $    918,836   $      598   $     14,965    $      10,380   $       5,214
                                   ============   ============   ==========   ============    =============   =============

(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                           Oppenheimer            Oppenheimer            Oppenheimer            Oppenheimer
                                             Variable               Variable               Variable               Variable
                                          Account Funds          Account Funds          Account Funds          Account Funds
                                          (Service Class         (Service Class         (Service Class         (Service Class
                                             ("SC"))                ("SC"))                ("SC"))                ("SC"))
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                  Oppenheimer            Oppenheimer
                                           Oppenheimer            Main Street              Multiple             Oppenheimer
                                               Main                Small Cap              Strategies             Strategic
                                         Street (SC) (e)          Growth (SC)              (SC) (e)            Bond (SC) (e)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -   $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                         (607)                  (801)                  (447)                  (742)
    Administrative expense                              (82)                   (98)                   (61)                   (98)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                       (689)                  (899)                  (508)                  (840)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                               3,606                  6,782                  3,185                  3,617
    Cost of investments sold                          3,502                  6,223                  3,132                  3,596
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                  104                    559                     53                     21

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                         104                    559                     53                     21

Change in unrealized gains (losses)                  17,987                 22,478                 10,136                 10,313
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                  18,091                 23,037                 10,189                 10,334
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $             17,402   $             22,138   $              9,681   $              9,494
                                       ====================   ====================   ====================   ====================
                                       42

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          PIMCO Advisors         PIMCO Advisors
                                             Variable               Variable
                                        Insurance Trust (j)   (Insurance Trust (j)
                                            Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                      PEA
                                              OpCap               Science and
                                          Small Cap (k)          Technology (l)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                          (15)                   (10)
    Administrative expense                               (1)                     -
                                       --------------------   --------------------

    Net investment income (loss)                        (16)                   (10)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                                  19                    724
    Cost of investments sold                             21                    909
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                                   (2)                  (185)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                          (2)                  (185)

Change in unrealized gains (losses)                     400                    537
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                     398                    352
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                382   $                342
                                       ====================   ====================

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(l) Previously known as OCC Science and Technology

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO Variable  PIMCO Variable  PIMCO Variable
                                     Insurance       Insurance       Insurance         Putnam           Putnam          Putnam
                                       Trust           Trust           Trust       Variable Trust   Variable Trust  Variable Trust
                                    Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                  -------------------------------------------------------------------------------------------------

                                                                                   VT The George          VT
                                                                       PIMCO        Putnam Fund      Global Asset    VT Growth and
                                    Foreign Bond    Money Market    Total Return   of Boston (a)    Allocation (e)      Income
                                  -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       765   $        74   $         934   $            -   $          -   $        640,758
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (401)         (154)           (394)         (22,887)          (258)          (584,945)
    Administrative expense                 (28)          (11)            (28)          (2,651)           (33)           (40,242)
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net investment income (loss)           336           (91)            512          (25,538)          (291)            15,571
                                   -----------   -----------   -------------   --------------   ------------   ----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                108,297         3,903         108,927          491,623            430         41,071,397
    Cost of investments sold           105,688         3,903         107,021          480,462            415         41,327,184
                                   -----------   -----------   -------------   --------------   ------------   ----------------

      Realized gains (losses)
        on fund shares                   2,609             -           1,906           11,161             15           (255,787)

Realized gain distributions                  -             -               9                -              -                  -
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net realized gains (losses)          2,609             -           1,915           11,161             15           (255,787)

Change in unrealized gains (losses)     (1,278)            -            (769)         275,834          4,329          9,812,407
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net realized and unrealized
      gains (losses) on investments      1,331             -           1,146          286,995          4,344          9,556,620
                                   -----------   -----------   -------------   --------------   ------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $     1,667   $       (91)  $       1,658   $      261,457   $      4,053   $      9,572,191
                                   ===========   ===========   =============   ==============   ============   ================

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam          Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                               ----------------------------------------------------------------------------------------------------

                                                                                        VT         International
                                 VT Health                                         International    Growth and
                                Sciences (e)    VT High Yield    VT Income (e)       Equity (m)        Income      VT Investors (a)
                               -----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       -   $     13,681   $          -   $       466,545    $         52   $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (424)        (4,042)          (713)         (897,782)            (49)           (4,415)
    Administrative expense               (40)          (308)           (96)          (60,449)             (4)             (483)
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net investment income (loss)        (464)         9,331           (809)         (491,686)             (1)           (4,898)
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  451          7,209          1,288        78,168,082              89            58,303
    Cost of investments sold             444          6,937          1,271        78,720,486              85            55,938
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

      Realized gains (losses)
        on fund shares                     7            272             17          (552,404)              4             2,365

Realized gain distributions                -              -              -                 -               -                 -
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net realized gains (losses)            7            272             17          (552,404)              4             2,365

Change in unrealized gains (losses)    6,445         51,972          3,899        16,354,238           1,128            73,210
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net realized and unrealized
      gains (losses) on investments    6,452         52,244          3,916        15,801,834           1,132            75,575
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $   5,988   $     61,575   $      3,107   $    15,310,148    $      1,131   $        70,677
                                   =========   ============   ============   ===============    ============   ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(m) Previously known as VT International Growth

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                      Putnam           Putnam           Putnam          Putnam           Putnam          Putnam
                                  Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust  Variable Trust
                                   Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                 ---------------------------------------------------------------------------------------------------
                                                                                                                     VT Utilities
                                        VT            VT New                                          VT Small Cap     Growth and
                                   Money Market  Opportunities (e)   VT New Value     VT Research         Value        Income (e)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $        20   $           -   $            -   $           -   $        97,947   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (62)           (202)             (19)            (14)         (481,093)          (139)
    Administrative expense                  (9)            (23)              (2)             (2)          (30,279)           (20)
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net investment income (loss)           (51)           (225)             (21)            (16)         (413,425)          (159)
                                   -----------   -------------   --------------   -------------   ---------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 14,890             222               18           4,559        62,195,634            796
    Cost of investments sold            14,890             221               18           4,523        60,717,888            751
                                   -----------   -------------   --------------   -------------   ---------------   ------------

      Realized gains (losses)
        on fund shares                       -               1                -              36         1,477,746             45

Realized gain distributions                  -               -                -               -                 -              -
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net realized gains (losses)              -               1                -              36         1,477,746             45

Change in unrealized gains (losses)          -           2,597              580             322        12,006,502          3,676
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net realized and unrealized
      gains (losses) on investments          -           2,598              580             358        13,484,248          3,721
                                   -----------   -------------   --------------   -------------   ---------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $       (51)  $       2,373   $          559   $         342   $    13,070,823   $      3,562
                                   ===========   =============   ==============   =============   ===============   ============


(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  Salomon Brothers
                                     Putnam           Putnam           Rydex         Variable        STI Classic     STI Classic
                                  Variable Trust   Variable Trust  Variable Trust  Series Funds    Variable Trust   Variable Trust
                                   Sub-Account      Sub-Account     Sub-Account    Sub-Account       Sub-Account     Sub-Account
                                  -------------------------------------------------------------------------------------------------

                                                                                    Variable        STI Capital     STI Growth &
                                   VT Vista (e)      VT Voyager      Rydex OTC     All Cap (n)    Appreciation (e)   Income (e)
                                  -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $          -   $       140,577   $        -   $       13      $          -   $         322
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (242)         (635,949)           -          (68)             (834)           (263)
    Administrative expense                  (30)          (42,896)           -           (4)              (89)            (40)
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net investment income (loss)           (272)         (538,268)           -          (59)             (923)             19
                                   ------------   ---------------   ----------   ----------      ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  26,206        30,505,995            1          100               883           1,979
    Cost of investments sold             24,893        33,474,061            2          107               864           1,906
                                   ------------   ---------------   ----------   ----------      ------------   -------------

      Realized gains (losses)
        on fund shares                    1,313        (2,968,066)          (1)          (7)               19              73

Realized gain distributions                   -                 -            -            -                 -               -
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net realized gains (losses)           1,313        (2,968,066)          (1)          (7)               19              73

Change in unrealized gains (losses)       2,690        12,021,298           16        1,629            13,603           8,731
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net realized and unrealized
      gains (losses) on investments       4,003         9,053,232           15        1,622            13,622           8,804
                                   ------------   ---------------   ----------   ----------      ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      3,731   $     8,514,964   $       15   $    1,563      $     12,699   $       8,823
                                   ============   ===============   ==========   ==========      ============   =============


(e) For the period beginning July 15, 2003 and ended December 31, 2003
(n) Previously known as Capital

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     The Universal
                              STI Classic      STI Classic        STI Classic        STI Classic      STI Classic    Institutional
                             Variable Trust   Variable Trust     Variable Trust     Variable Trust   Variable Trust   Funds, Inc.
                              Sub-Account      Sub-Account        Sub-Account        Sub-Account      Sub-Account     Sub-Account
                             -------------------------------------------------------------------------------------------------------

                                  STI                                                                    STI
                             International    STI Investment          STI           STI Small Cap    Value Income     UIF Emerging
                               Equity (e)     Grade Bond (e)   Mid-Cap Equity (e)  Value Equity (e)    Stock (e)     Markets Equity
                             -------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       -   $        747   $         431   $         116        $      205   $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             -           (297)           (292)           (235)             (144)         (377,111)
    Administrative expense                 -            (40)            (42)            (33)              (20)          (25,163)
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net investment income (loss)           -            410              97            (152)               41          (402,274)
                                   ---------   ------------   -------------   -------------        ----------   ---------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    -            801           3,561           2,439            11,024       243,830,198
    Cost of investments sold               -            793           3,210           2,196            10,972       241,861,851
                                   ---------   ------------   -------------   -------------        ----------   ---------------

      Realized gains (losses)
        on fund shares                     -              8             351             243                52         1,968,347

Realized gain distributions                -              -               -               -                 -                 -
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net realized gains (losses)            -              8             351             243                52         1,968,347

Change in unrealized gains (losses)       28            227           8,098           8,969             3,421         9,951,847
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net realized and unrealized
      gains (losses) on investments       28            235           8,449           9,212             3,473        11,920,194
                                   ---------   ------------   -------------   -------------        ----------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      28   $        645   $       8,546   $       9,060        $    3,514   $    11,517,920
                                   =========   ============   =============   =============        ==========   ===============



(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                       The Universal   The Universal   The Universal  The Universal    The Universal  The Universal
                                       Institutional   Institutional   Institutional  Institutional    Institutional  Institutional
                                        Funds, Inc.     Funds, Inc.     Funds, Inc.    Funds, Inc.      Funds, Inc.    Funds, Inc.
                                        Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account    Sub-Account
                                    ------------------------------------------------------------------------------------------------

                                                                            UIF
                                            UIF                        International        UIF             UIF         UIF U.S.
                                       Equity Growth   UIF High Yield      Magnum     Mid Cap Growth   Mid Cap Value   Real Estate
                                    ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $           -   $       -   $       32,219   $          -  $            -   $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (734,039)     (3,545)        (346,688)      (255,706)     (1,397,330)        (788,631)
    Administrative expense                   (50,536)       (251)         (23,579)       (16,083)        (89,583)         (52,233)
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net investment income (loss)            (784,575)     (3,796)        (338,048)      (271,789)     (1,486,913)        (840,864)
                                       -------------   ---------   --------------   ------------  --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   19,343,383       4,858       05,974,820     41,013,507      85,438,550       92,223,592
    Cost of investments sold              26,913,427       4,536       04,304,240     40,112,475      85,182,768       89,559,290
                                       -------------   ---------   --------------   ------------  --------------   --------------

      Realized gains (losses)
        on fund shares                    (7,570,044)        322        1,670,580        901,032         255,782        2,664,302

Realized gain distributions                        -           -                -              -               -                -
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net realized gains (losses)           (7,570,044)        322        1,670,580        901,032         255,782        2,664,302

Change in unrealized gains (losses)       18,904,775      53,246        6,293,183      4,776,780      31,834,886       14,372,353
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net realized and unrealized
      gains (losses) on investments       11,334,731      53,568        7,963,763      5,677,812      32,090,668       17,036,655
                                       -------------   ---------   --------------   ------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  10,550,156   $  49,772   $    7,625,715   $  5,406,023  $   30,603,755   $   16,195,791
                                       =============   =========   ==============   ============  ==============   ==============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                    The Universal    The Universal   The Universal   The Universal   The Universal   The Universal
                                    Institutional    Institutional   Institutional   Institutional   Institutional   Institutional
                                     Funds, Inc.      Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                      (Class II)       (Class II)      (Class II)      (Class II)      (Class II)      (Class II)
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   ------------------------------------------------------------------------------------------

                                      UIF Active
                                    International     UIF Emerging    UIF Emerging   UIF Equity and       UIF          UIF Global
                                      Allocation      Markets Debt   Markets Equity      Income      Equity Growth     Franchise
                                    (Class II) (o)   (Class II) (a)  (Class II) (a)  (Class II) (a)  (Class II) (a)  (Class II) (a)
                                   ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      31,272   $            -   $           -   $     28,680  $          -   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (7,104)          (9,019)        (16,054)       (30,663)      (31,912)       (32,413)
    Administrative expense                  (838)          (1,045)         (1,822)        (3,527)       (3,745)        (3,736)
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net investment income (loss)          23,330          (10,064)        (17,876)        (5,510)      (35,657)       (36,149)
                                   -------------   --------------   -------------   ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                1,903,797          120,039         248,713        569,659       503,502        521,114
    Cost of investments sold           1,797,742          117,437         224,450        562,271       482,695        497,371
                                   -------------   --------------   -------------   ------------  ------------   ------------

      Realized gains (losses)
        on fund shares                   106,055            2,602          24,263          7,388        20,807         23,743

Realized gain distributions                    -                -               -         16,435             -         12,565
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net realized gains (losses)          106,055            2,602          24,263         23,823        20,807         36,308

Change in unrealized gains (losses)            -          118,526         533,279        457,181       464,623        832,831
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net realized and unrealized
      gains (losses) on investments      106,055          121,128         557,542        481,004       485,430        869,139
                                   -------------   --------------   -------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $     129,385   $      111,064   $     539,666   $    475,494  $    449,773   $    832,990
                                   =============   ==============   =============   ============  ============   ============


(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          The Universal          The Universal          The Universal          The Universal
                                          Institutional          Institutional          Institutional          Institutional
                                           Funds, Inc.            Funds, Inc.            Funds, Inc.            Funds, Inc.
                                            (Class II)             (Class II)             (Class II)             (Class II)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                      UIF                    UIF
                                               UIF               Small Company           U.S. Mid Cap             UIF U.S.
                                          Mid Cap Growth             Growth                 Value               Real Estate
                                          (Class II) (a)         (Class II) (a)         (Class II) (a)         (Class II) (a)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -   $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (48,542)               (46,447)               (80,114)               (43,847)
    Administrative expense                           (5,567)                (5,450)                (9,270)                (5,048)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                    (54,109)               (51,897)               (89,384)               (48,895)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                             574,586                208,729                419,787                330,973
    Cost of investments sold                        533,389                199,658                397,094                307,687
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                               41,197                  9,071                 22,693                 23,286

Realized gain distributions                               -                181,361                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                      41,197                190,432                 22,693                 23,286

Change in unrealized gains (losses)                 886,964                748,108              1,830,100                841,833
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                 928,161                938,540              1,852,793                865,119
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $            874,052   $            886,643   $          1,763,409   $            816,224
                                       ====================   ====================   ====================   ====================
                                       50

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                            Van Kampen             Van Kampen
                                               Life                   Life
                                            Investment             Investment
                                              Trust                  Trust
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                  LIT Emerging
                                           LIT Comstock              Growth
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            321,420   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (540,099)            (1,290,607)
    Administrative expense                          (39,073)               (90,380)
                                       --------------------   --------------------

    Net investment income (loss)                   (257,752)            (1,380,987)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          37,441,380             78,091,098
    Cost of investments sold                     36,068,434             94,870,154
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                            1,372,946            (16,779,056)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                   1,372,946            (16,779,056)

Change in unrealized gains (losses)              10,051,964             38,351,461
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              11,424,910             21,572,405
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         11,167,158   $         20,191,418
                                       ====================   ====================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Van Kampen             Van Kampen
                                            Van Kampen             Van Kampen                Life                   Life
                                               Life                   Life                Investment             Investment
                                            Investment             Investment               Trust                  Trust
                                              Trust                  Trust                (Class II)             (Class II)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                                        LIT Aggressive
                                                                       LIT                   Growth              LIT Comstock
                                          LIT Government          Money Market          (Class II) (a)           (Class II)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $             67,849   $             21,419   $                  -   $            414,394
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (17,689)               (43,912)               (14,451)            (1,237,401)
    Administrative expense                           (1,470)                (3,658)                (1,720)               (86,546)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                     48,690                (26,151)               (16,171)              (909,553)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                             565,167              3,613,672                 62,505              9,441,860
    Cost of investments sold                        567,755              3,613,672                 59,630              8,914,528
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                               (2,588)                     -                  2,875                527,332

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                      (2,588)                     -                  2,875                527,332

Change in unrealized gains (losses)                 (45,330)                     -                232,685             22,205,550
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                 (47,918)                     -                235,560             22,732,882
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                772   $            (26,151)  $            219,389   $         21,823,329
                                       ====================   ====================   ====================   ====================
                                       51


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                            Van Kampen             Van Kampen
                                               Life                   Life
                                            Investment             Investment
                                              Trust                  Trust
                                            (Class II)             (Class II)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                           LIT Emerging          LIT Growth and
                                              Growth                 Income
                                            (Class II)             (Class II)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                 37
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (552,663)              (120,158)
    Administrative expense                          (35,495)               (14,109)
                                       --------------------   --------------------

    Net investment income (loss)                   (588,158)              (134,230)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           4,086,929                523,633
    Cost of investments sold                      4,769,087                507,331
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                             (682,158)                16,302

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                    (682,158)                16,302

Change in unrealized gains (losses)               8,482,824              2,659,641
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               7,800,666              2,675,943
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          7,212,508   $          2,541,713
                                       ====================   ====================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        AIM Variable                          AIM Variable
                                                      Insurance Funds                       Insurance Funds
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.
                                                    Capital Appreciation                 AIM V. I. Core Equity
                                             ----------------------------------    ----------------------------------
                                                  2003                2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (466,246)   $      (416,151)   $        (6,342)   $       (25,859)
Net realized gains (losses)                       (1,574,155)        (3,139,057)          (119,182)          (229,480)
Change in unrealized gains (losses)                9,272,620         (4,440,492)           653,459           (274,335)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 7,232,219         (7,995,700)           527,935           (529,674)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,892,559          5,409,059             96,911            385,905
Benefit payments                                    (223,177)          (579,614)           (31,277)          (118,666)
Payments on termination                           (1,699,005)        (1,573,029)          (206,142)          (233,307)
Contract maintenance charge                          (15,196)           (12,763)            (3,141)            (2,795)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,549,926          3,163,311            108,153            338,188
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,505,107          6,406,964            (35,496)           369,325
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,737,326         (1,588,736)           492,439           (160,349)

NET ASSETS AT BEGINNING OF PERIOD                 23,804,156         25,392,892          2,411,868          2,572,217
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    33,541,482    $    23,804,156    $     2,904,307    $     2,411,868
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,794,812          3,787,168            363,994            323,463
         Units Issued                              8,032,480          3,575,340             69,171            259,704
         Units Redeemed                           (7,518,486)        (2,567,696)           (76,207)          (219,173)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              5,308,806          4,794,812            356,958            363,994
                                             ===============    ===============    ===============    ===============
                                       52

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        AIM Variable
                                                      Insurance Funds
                                                        Sub-Account
                                             ----------------------------------
                                                AIM V. I. Dent Demographics
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (142)   $          (216)
Net realized gains (losses)                              (58)            (3,474)
Change in unrealized gains (losses)                    2,957             (3,378)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,757             (7,068)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 276             14,356
Benefit payments                                           -                  -
Payments on termination                                    -             (1,155)
Contract maintenance charge                              (29)               (10)
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,031             (4,725)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          2,278              8,466
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      5,035              1,398

NET ASSETS AT BEGINNING OF PERIOD                      7,747              6,349
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        12,782    $         7,747
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             931                510
         Units Issued                                    227              1,521
         Units Redeemed                                  (23)            (1,100)
                                             ---------------    ---------------
   Units outstanding at end of period                  1,135                931
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                         AIM Variable                         AIM Variable
                                                       Insurance Funds                      Insurance Funds
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.
                                                     Diversified Income                     AIM V. I. Growth
                                             ----------------------------------    ----------------------------------
                                                   2003              2002               2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        73,409    $        66,686    $      (235,117)   $      (177,340)
Net realized gains (losses)                           (5,538)           (10,769)        (1,007,412)        (1,412,835)
Change in unrealized gains (losses)                   22,099            (43,356)         4,958,675         (2,742,611)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    89,970             12,561          3,716,146         (4,332,786)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             111,635            142,813          1,349,391          3,335,813
Benefit payments                                           -            (30,596)          (212,123)          (256,291)
Payments on termination                              (74,908)           (50,364)        (1,179,505)          (504,467)
Contract maintenance charge                             (683)              (499)            (5,933)            (4,596)
Transfers among the sub-accounts
   and with the Fixed Account - net                  326,103            270,155          3,821,141            981,572
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        362,147            331,509          3,772,971          3,552,031
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    452,117            344,070          7,489,117           (780,755)

NET ASSETS AT BEGINNING OF PERIOD                  1,036,826            692,756         10,486,057         11,266,812
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,488,943    $     1,036,826    $    17,975,174    $    10,486,057
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         101,019             68,158          3,080,683          2,274,547
         Units Issued                                 60,344             92,460          5,180,050          1,687,994
         Units Redeemed                              (26,832)           (59,599)        (4,151,360)          (881,858)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                134,531            101,019          4,109,373          3,080,683
                                             ===============    ===============    ===============    ===============
                                       53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        AIM Variable
                                                     Insurance Funds
                                                        Sub-Account
                                             ----------------------------------
                                                          AIM V. I.
                                                    International Growth
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (8,471)   $        (8,940)
Net realized gains (losses)                          (67,035)           (73,665)
Change in unrealized gains (losses)                  359,526           (148,277)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   284,020           (230,882)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              49,522            211,412
Benefit payments                                     (30,679)              (546)
Payments on termination                              (70,046)          (194,442)
Contract maintenance charge                           (1,580)            (1,573)
Transfers among the sub-accounts
   and with the Fixed Account - net                  (24,103)           174,226
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        (76,886)           189,077
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    207,134            (41,805)

NET ASSETS AT BEGINNING OF PERIOD                  1,105,448          1,147,253
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,312,582    $     1,105,448
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         163,158            140,931
         Units Issued                                 17,190             71,510
         Units Redeemed                              (28,274)           (49,283)
                                             ---------------    ---------------
   Units outstanding at end of period                152,074            163,158
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        AIM Variable                     AIM Variable Insurance
                                                      Insurance Funds                        Funds Series II
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  AIM V. I. Premier Equity              AIM V. I. Basic Value II
                                             ----------------------------------    ----------------------------------
                                                   2003               2002             2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (631,462)   $      (677,883)   $       (31,625)   $             -
Net realized gains (losses)                       (3,705,951)        (5,450,943)             9,646                  -
Change in unrealized gains (losses)               14,392,736        (15,288,252)           668,867                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                10,055,323        (21,417,078)           646,888                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,335,617          8,777,456          5,371,425                  -
Benefit payments                                  (1,179,750)        (1,060,679)                 -                  -
Payments on termination                           (3,184,238)        (3,414,752)           (14,469)                 -
Contract maintenance charge                          (23,402)           (23,507)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net               (1,121,323)         1,886,227          1,382,192                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (4,173,096)         6,164,745          6,739,148                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  5,882,227        (15,252,333)         7,386,036                  -

NET ASSETS AT BEGINNING OF PERIOD                 45,501,941         60,754,274                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    51,384,168    $    45,501,941    $     7,386,036    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       9,117,264          8,445,264                  -                  -
         Units Issued                              1,830,500          7,260,806            596,735                  -
         Units Redeemed                           (2,620,336)        (6,588,806)           (23,453)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              8,327,428          9,117,264            573,282                  -
                                             ===============    ===============    ===============    ===============
                                       54

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  AIM Variable Insurance
                                                      Funds Series II
                                                        Sub-Account
                                             ----------------------------------
                                                     AIM V. I. Capital
                                                      Appreciation II
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (20,581)   $             -
Net realized gains (losses)                           26,459                  -
Change in unrealized gains (losses)                  334,534                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   340,412                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,131,768                  -
Benefit payments                                           -                  -
Payments on termination                              (14,452)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,134,414                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,251,730                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,592,142                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,592,142    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                427,104                  -
         Units Redeemed                              (51,703)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                375,401                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                                Alliance
                                                    AIM Variable Insurance                 Bernstein Variable
                                                       Funds Series II                    Product Series Fund
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.                             Alliance
                                                      Premier Equity II                   Bernstein Growth (b)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (8,116)   $             -    $      (307,764)   $      (221,211)
Net realized gains (losses)                            2,116                  -           (754,722)        (2,372,755)
Change in unrealized gains (losses)                  180,624                  -          6,204,345         (2,394,870)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   174,624                  -          5,141,859         (4,988,836)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,650,391                  -          6,251,945          2,601,739
Benefit payments                                           -                  -           (151,755)          (222,612)
Payments on termination                              (18,404)                 -         (1,201,367)          (861,782)
Contract maintenance charge                                -                  -             (7,237)            (5,995)
Transfers among the sub-accounts
   and with the Fixed Account - net                  551,504                  -          9,656,370           (166,046)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,183,491                  -         14,547,956          1,345,304
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,358,115                  -         19,689,815         (3,643,532)

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         12,173,298         15,816,830
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,358,115    $             -    $    31,863,113    $    12,173,298
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          2,805,447          2,582,313
         Units Issued                                206,417                  -          6,854,035          1,604,044
         Units Redeemed                               (5,687)                 -         (4,872,391)        (1,380,910)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                200,730                  -          4,787,091          2,805,447
                                             ===============    ===============    ===============    ===============
                                       55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Alliance
                                                   Bernstein Variable
                                                  Product Series Fund
                                                       Sub-Account
                                             ----------------------------------
                                                     Alliance Bernstein
                                                     Growth & Income (c)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,297,544)   $    (1,497,686)
Net realized gains (losses)                       (3,487,554)        (5,643,100)
Change in unrealized gains (losses)               48,940,333        (34,470,607)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                44,155,235        (41,611,393)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          20,198,104         28,480,716
Benefit payments                                  (2,744,775)        (2,388,973)
Payments on termination                          (11,213,638)       (12,108,471)
Contract maintenance charge                          (68,548)           (56,384)
Transfers among the sub-accounts
   and with the Fixed Account - net               21,179,308         18,300,916
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     27,350,451         32,227,804
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 71,505,686         (9,383,589)

NET ASSETS AT BEGINNING OF PERIOD                135,646,350        145,029,939
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   207,152,036    $   135,646,350
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      17,354,280         14,041,524
         Units Issued                             18,915,883         13,457,161
         Units Redeemed                          (16,182,257)       (10,144,405)
                                             ---------------    ---------------
   Units outstanding at end of period             20,087,906         17,354,280
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(b)  Previously known as Alliance Growth
(c)  Previously known as Alliance Growth & Income
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Alliance                             Alliance
                                                     Bernstein Variable                    Bernstein Variable
                                                     Product Series Fund                   Product Series Fund
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          Alliance                         Alliance Bernstein
                                                Bernstein Premier Growth (d)                 Small Cap Value
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (559,928)   $      (512,854)   $       (56,095)   $             -
Net realized gains (losses)                       (3,976,005)        (5,975,064)            28,824                  -
Change in unrealized gains (losses)               11,330,452         (6,357,494)         1,521,098                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 6,794,519        (12,845,412)         1,493,827                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           6,311,454          4,340,525          9,094,024                  -
Benefit payments                                    (321,154)          (802,149)                 -                  -
Payments on termination                           (2,708,047)        (2,619,789)           (35,837)                 -
Contract maintenance charge                          (15,664)           (15,552)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                3,336,606          2,846,376          3,048,929                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,603,195          3,749,411         12,107,116                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 13,397,714         (9,096,001)        13,600,943                  -

NET ASSETS AT BEGINNING OF PERIOD                 29,035,477         38,131,478                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    42,433,191    $    29,035,477    $    13,600,943    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       6,459,359          5,849,767                  -                  -
         Units Issued                              4,132,906          3,703,421          1,053,014                  -
         Units Redeemed                           (3,440,296)        (3,093,829)           (52,663)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              7,151,969          6,459,359          1,000,351                  -
                                             ===============    ===============    ===============    ===============
                                       56

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Fidelity Variable
                                                  Insurance Products Fund
                                                         Sub-Account
                                             ----------------------------------
                                                        VIP Contrafund
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (42,273)   $       (24,624)
Net realized gains (losses)                          (50,946)          (156,902)
Change in unrealized gains (losses)                1,278,599           (320,016)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,185,380           (501,542)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             456,480            869,768
Benefit payments                                     (49,013)            (5,038)
Payments on termination                             (334,213)          (487,867)
Contract maintenance charge                           (4,837)            (3,626)
Transfers among the sub-accounts
   and with the Fixed Account - net                  921,033            624,290
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        989,450            997,527
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,174,830            495,985

NET ASSETS AT BEGINNING OF PERIOD                  3,930,762          3,434,777
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,105,592    $     3,930,762
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         477,692            373,502
         Units Issued                                235,879            301,811
         Units Redeemed                             (128,276)          (197,621)
                                             ---------------    ---------------
   Units outstanding at end of period                585,295            477,692
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(d)  Previously known as Alliance Premier Growth
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable                     Fidelity Variable
                                                   Insurance Products Fund               Insurance Products Fund
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         VIP Growth                         VIP High Income
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (42,802)   $       (45,048)   $        42,286    $        51,364
Net realized gains (losses)                         (218,148)          (495,830)            (3,779)           (38,670)
Change in unrealized gains (losses)                1,359,961         (1,076,459)           190,651                108
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,099,011         (1,617,337)           229,158             12,802
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             332,398            605,863            166,490            106,346
Benefit payments                                     (10,976)          (160,718)                 -               (586)
Payments on termination                             (259,260)          (406,431)           (49,553)           (54,160)
Contract maintenance charge                           (6,044)            (5,966)              (805)              (523)
Transfers among the sub-accounts
   and with the Fixed Account - net                  452,623            507,175            419,016             83,745
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        508,741            539,923            535,148            134,822
                                             ---------------    ---------------    ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,607,752         (1,077,414)           764,306            147,624

NET ASSETS AT BEGINNING OF PERIOD                  3,443,125          4,520,539            696,733            549,109
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,050,877    $     3,443,125    $     1,461,039    $       696,733
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         562,988            509,882            100,794             81,090
         Units Issued                                176,004            416,824             86,093             51,651
         Units Redeemed                             (108,981)          (363,718)           (18,600)           (31,947)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                630,011            562,988            168,287            100,794
                                             ===============    ===============    ===============    ===============
                                       57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      Fidelity Variable
                                                  Insurance Products Fund
                                                        Sub-Account
                                             ----------------------------------
                                                       VIP Index 500
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         3,292    $        (8,154)
Net realized gains (losses)                         (224,271)          (317,756)
Change in unrealized gains (losses)                1,500,936           (922,276)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,279,957         (1,248,186)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             629,785          1,170,111
Benefit payments                                     (10,831)           (65,061)
Payments on termination                             (305,081)          (478,946)
Contract maintenance charge                           (5,235)            (4,353)
Transfers among the sub-accounts
   and with the Fixed Account - net                  939,701            800,191
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      1,248,339          1,421,942
                                             ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,528,296            173,756

NET ASSETS AT BEGINNING OF PERIOD                  4,452,989          4,279,233
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,981,285    $     4,452,989
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         668,633            493,459
         Units Issued                                360,265            579,970
         Units Redeemed                             (201,416)          (404,796)
                                             ---------------    ---------------
   Units outstanding at end of period                827,482            668,633
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable                    Fidelity Variable
                                                   Insurance Products Fund              Insurance Products Fund
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  VIP Investment Grade Bond                   VIP Overseas
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       137,704    $        73,432    $        (6,534)   $        (7,439)
Net realized gains (losses)                          123,773             28,186            (54,336)          (108,261)
Change in unrealized gains (losses)                  (77,765)           260,488            562,541           (202,979)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   183,712            362,106            501,671           (318,679)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             452,778            665,152             53,912            149,950
Benefit payments                                           -            (39,789)              (592)           (42,078)
Payments on termination                             (311,319)          (167,701)           (73,355)           (96,987)
Contract maintenance charge                           (3,455)            (2,396)            (1,511)            (1,431)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (329,273)         1,106,258            137,920            167,285
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (191,269)         1,561,524            116,374            176,739
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (7,557)         1,923,630            618,045           (141,940)

NET ASSETS AT BEGINNING OF PERIOD                  5,077,425          3,153,795          1,166,090          1,308,030
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,069,868    $     5,077,425    $     1,784,135    $     1,166,090
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         394,043            266,533            183,200            161,755
         Units Issued                                132,490            255,908             46,632            102,863
         Units Redeemed                             (147,768)          (128,398)           (31,821)           (81,418)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                378,765            394,043            198,011            183,200
                                             ===============    ===============    ===============    ===============
                                       58

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Fidelity Variable
                                                  Insurance Products Fund
                                                     (Service Class 2)
                                                        Sub-Account
                                             ----------------------------------
                                                     VIP Equity-Income
                                                     (Service Class 2)
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            29    $           (81)
Net realized gains (losses)                              162               (997)
Change in unrealized gains (losses)                    1,268             (1,047)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,459             (2,125)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  96             13,042
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (23)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (6,585)            (4,397)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         (6,512)             8,639
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (5,053)             6,514

NET ASSETS AT BEGINNING OF PERIOD                      7,222                708
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         2,169    $         7,222
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             809                 65
         Units Issued                                     12              1,294
         Units Redeemed                                 (631)              (550)
                                             ---------------    ---------------
   Units outstanding at end of period                    190                809
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                     Fidelity Variable                     Fidelity Variable
                                                   Insurance Products Fund               Insurance Products Fund
                                                      (Service Class 2)                    (Service Class 2)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                 VIP Investment Grade Bond                    VIP Overseas
                                                     (Service Class 2)                     (Service Class 2)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         3,932    $          (241)   $           (42)   $           (30)
Net realized gains (losses)                            3,416                  4                 (6)                (7)
Change in unrealized gains (losses)                   (4,060)             4,742              1,541               (810)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,288              4,505              1,493               (847)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               4,662             96,362                 48                361
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -                  -
Contract maintenance charge                              (77)               (45)               (15)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (112,033)            19,108              2,206              3,054
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (107,448)           115,425              2,239              3,411
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                   (104,160)           119,930              3,732              2,564

NET ASSETS AT BEGINNING OF PERIOD                    129,151              9,221              3,156                592
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        24,991    $       129,151    $         6,888    $         3,156
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,973                927                366                 54
         Units Issued                                  2,027             11,070                205                315
         Units Redeemed                              (11,759)               (24)                (4)                (3)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  2,241             11,973                567                366
                                             ===============    ===============    ===============    ===============
                                       59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Franklin
                                                    Templeton Variable
                                                 Insurance Products Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    Franklin Growth and
                                                     Income Securities
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (2,080)   $             -
Net realized gains (losses)                              468                  -
Change in unrealized gains (losses)                   61,683                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    60,071                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             515,397                  -
Benefit payments                                           -                  -
Payments on termination                               (2,596)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  186,530                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        699,331                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    759,402                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       759,402    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 59,285                  -
         Units Redeemed                               (2,742)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 56,543                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Franklin                             Franklin
                                                      Templeton Variable                   Templeton Variable
                                                   Insurance Products Trust             Insurance Products Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     Franklin Small Cap
                                                      Value Securities                  Mutual Shares Securities
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)           2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (1,111)   $             -    $        (2,613)   $             -
Net realized gains (losses)                              630                  -                764                  -
Change in unrealized gains (losses)                   31,549                  -             53,198                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    31,068                  -             51,349                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             190,900                  -            510,675                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (367)                 -               (878)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  117,136                  -            295,534                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        307,669                  -            805,331                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    338,737                  -            856,680                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       338,737    $             -    $       856,680    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                 23,592                  -             70,583                  -
         Units Redeemed                                 (349)                 -             (3,138)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 23,243                  -             67,445                  -
                                             ===============    ===============    ===============    ===============
                                       60

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                          Franklin
                                                     Templeton Variable
                                                  Insurance Products Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    Templeton Developing
                                                     Markets Securities
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (326)   $             -
Net realized gains (losses)                              297                  -
Change in unrealized gains (losses)                   10,485                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    10,456                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              55,983                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    8,050                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         64,033                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     74,489                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        74,489    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  4,537                  -
         Units Redeemed                                 (121)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  4,416                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                          Franklin
                                                      Templeton Variable                   Janus Aspen Series
                                                   Insurance Products Trust                 (Service Shares)
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          Templeton                       International Value
                                                      Foreign Securities                  (Service Shares) (f)
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (1,089)   $             -    $          (141)   $           (37)
Net realized gains (losses)                              203                  -                (13)                 2
Change in unrealized gains (losses)                   25,504                  -              3,814             (1,319)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    24,618                  -              3,660             (1,354)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             194,579                  -                  -              7,000
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (33)                 -                  -                  -
Contract maintenance charge                                -                  -                (10)                 -
Transfers among the sub-accounts
   and with the Fixed Account - net                  137,877                  -             21,127              2,566
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        332,423                  -             21,117              9,566
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    357,041                  -             24,777              8,212

NET ASSETS AT BEGINNING OF PERIOD                          -                  -              8,212                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       357,041    $             -    $        32,989    $         8,212
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                804                  -
         Units Issued                                 27,126                  -              1,656                804
         Units Redeemed                                 (856)                 -                 (1)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 26,270                  -              2,459                804
                                             ===============    ===============    ===============    ===============
                                       61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Janus Aspen Series
                                                      (Service Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                      Worldwide Growth
                                                      (Service Shares)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (49)   $           (43)
Net realized gains (losses)                             (542)              (470)
Change in unrealized gains (losses)                    1,825             (1,825)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,234             (2,338)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -              8,989
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (15)                (2)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (9,881)             2,013
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         (9,896)            11,000
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (8,662)             8,662

NET ASSETS AT BEGINNING OF PERIOD                      8,662                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $         8,662
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                           1,048                  -
         Units Issued                                      -              1,212
         Units Redeemed                               (1,048)              (164)
                                             ---------------    ---------------
   Units outstanding at end of period                      -              1,048
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(f)  Previously known as Global Value (Service Shares)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Lazard
                                                   Retirement Series, Inc.             LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      Emerging Markets                    LSA Aggressive Growth
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (84)   $           (50)   $       (67,848)   $       (11,442)
Net realized gains (losses)                               79                  9             41,986            (24,884)
Change in unrealized gains (losses)                    2,500               (167)         1,874,478           (921,418)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,495               (208)         1,848,616           (957,744)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  36                466            874,938            685,786
Benefit payments                                           -                  -             (6,632)                 -
Payments on termination                                    -                  -           (178,520)           (13,605)
Contract maintenance charge                              (14)                (7)              (840)              (105)
Transfers among the sub-accounts
   and with the Fixed Account - net                     (370)               (41)         1,648,841          1,451,413
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                           (348)               418          2,337,787          2,123,489
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      2,147                210          4,186,403          1,165,745

NET ASSETS AT BEGINNING OF PERIOD                      5,176              4,966          3,511,804          2,346,059
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         7,323    $         5,176    $     7,698,207    $     3,511,804
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             441                411            260,282                310
         Units Issued                                      3                 35            406,502          1,074,471
         Units Redeemed                                  (30)                (5)          (118,345)          (814,499)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    414                441            548,439            260,282
                                             ===============    ===============    ===============    ===============
                                       62

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       LSA Balanced
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        66,418    $        38,912
Net realized gains (losses)                                2             24,454
Change in unrealized gains (losses)                1,309,334         (1,117,904)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,375,754         (1,054,538)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,694              4,660
Benefit payments                                           -                  -
Payments on termination                                    -             (1,593)
Contract maintenance charge                              (24)               (10)
Transfers among the sub-accounts
   and with the Fixed Account - net                     (235)             1,125
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,435              4,182
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,377,189         (1,050,356)

NET ASSETS AT BEGINNING OF PERIOD                  4,707,772          5,758,128
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,084,961    $     4,707,772
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             693                285
         Units Issued                                    177                606
         Units Redeemed                                  (29)              (198)
                                             ---------------    ---------------
   Units outstanding at end of period                    841                693
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  LSA Variable Series Trust            LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       LSA Basic Value                       LSA Blue Chip
                                             ----------------------------------    ----------------------------------
                                                   2003               2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (85)   $           (89)   $           217    $          (215)
Net realized gains (losses)                                -             (1,392)              (270)            (1,944)
Change in unrealized gains (losses)                  631,795           (523,321)           450,797           (632,941)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   631,710           (524,802)           450,744           (635,100)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               2,154             10,453              2,886             14,572
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -             (2,169)
Contract maintenance charge                              (22)               (11)               (57)               (26)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (16)            (5,568)            (1,694)              (728)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          2,116              4,874              1,135             11,649
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    633,826           (519,928)           451,879           (623,451)

NET ASSETS AT BEGINNING OF PERIOD                  1,889,631          2,409,559          1,787,336          2,410,787
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,523,457    $     1,889,631    $     2,239,215    $     1,787,336
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             497                153              1,512                516
         Units Issued                                    211              1,045                324              2,008
         Units Redeemed                                   (8)              (701)              (216)            (1,012)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    700                497              1,620              1,512
                                             ===============    ===============    ===============    ===============
                                       63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                  LSA Capital Appreciation
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (218)   $          (194)
Net realized gains (losses)                             (274)               (43)
Change in unrealized gains (losses)                  643,083           (850,475)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   642,591           (850,712)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 948              7,881
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (38)               (25)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (1,244)             4,949
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                           (334)            12,805
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    642,257           (837,907)

NET ASSETS AT BEGINNING OF PERIOD                  2,119,259          2,957,166
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,761,516    $     2,119,259
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                           1,488                407
         Units Issued                                     93              1,092
         Units Redeemed                                 (137)               (11)
                                             ---------------    ---------------
   Units outstanding at end of period                  1,444              1,488
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable Series Trust             LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                  LSA
                                                    LSA Capital Growth (g)               Disciplined Equity (h)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         8,448    $         1,347    $           (16)   $        31,455
Net realized gains (losses)                               (5)                (4)        (3,370,962)              (967)
Change in unrealized gains (losses)                  835,884         (1,157,204)         3,682,249         (2,245,216)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   844,327         (1,155,861)           311,271         (2,214,728)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  60                727                 28              5,937
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -                  -
Contract maintenance charge                              (11)                (5)                (6)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                       39                195             (6,107)            (4,217)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             88                917             (6,085)             1,713
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -         (6,857,769)                 -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    844,415         (1,154,944)        (6,552,583)        (2,213,015)

NET ASSETS AT BEGINNING OF PERIOD                  3,587,419          4,742,363          6,552,583          8,765,598
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,431,834    $     3,587,419    $             -    $     6,552,583
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             140                 45                715                579
         Units Issued                                     11                100                  3                743
         Units Redeemed                                   (2)                (5)              (718)              (607)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    149                140                  -                715
                                             ===============    ===============    ===============    ===============
                                       64

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                            LSA
                                                    Diversified Mid Cap
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         1,956    $         2,192
Net realized gains (losses)                               (3)                (9)
Change in unrealized gains (losses)                  798,712           (583,974)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   800,665           (581,791)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,488              3,788
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (24)               (19)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (12)                65
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,452              3,834
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    802,117           (577,957)

NET ASSETS AT BEGINNING OF PERIOD                  2,440,867          3,018,824
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,242,984    $     2,440,867
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             739                408
         Units Issued                                    139                343
         Units Redeemed                                   (7)               (12)
                                             ---------------    ---------------
   Units outstanding at end of period                    871                739
                                             ===============    ===============

(g)  Previously known as LSA Growth Equity
(h)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable Series Trust             LSA Variable Series Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                 LSA Emerging Growth Equity               LSA Equity Growth (i)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (88)   $          (108)   $           (90)   $           (16)
Net realized gains (losses)                             (353)              (790)                 2                 (3)
Change in unrealized gains (losses)                1,371,530         (2,106,878)           742,678         (1,341,931)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,371,089         (2,107,776)           742,590         (1,341,950)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  60                677                464                831
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -             (1,685)                 -                  -
Contract maintenance charge                              (22)               (10)               (14)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                    1,237              1,297              6,151                157
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,275                279              6,601                984
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,372,364         (2,107,497)           749,191         (1,340,966)

NET ASSETS AT BEGINNING OF PERIOD                  2,922,350          5,029,847          3,159,482          4,500,448
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,294,714    $     2,922,350    $     3,908,673    $     3,159,482
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             687                728                163                 56
         Units Issued                                    208                182                821                113
         Units Redeemed                                 (127)              (223)                (1)                (6)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    768                687                983                163
                                             ===============    ===============    ===============    ===============
                                       65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                     LSA Mid Cap Value
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         2,611    $         5,196
Net realized gains (losses)                          130,003                 (3)
Change in unrealized gains (losses)                  853,023           (205,967)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   985,637           (200,774)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -              1,920
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (5)                (1)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                 90
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             (5)             2,009
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    985,632           (198,765)

NET ASSETS AT BEGINNING OF PERIOD                  2,477,979          2,676,744
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,463,611    $     2,477,979
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             161                  -
         Units Issued                                      -                164
         Units Redeemed                                   (1)                (3)
                                             ---------------    ---------------
   Units outstanding at end of period                    160                161
                                             ===============    ===============

(i)  Previously known as LSA Focused Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                             MFS Variable
                                                 LSA Variable Series Trust                  Insurance Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     LSA Value Equity                           MFS Bond
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        78,480    $           (70)   $       111,364    $        81,991
Net realized gains (losses)                              (11)              (272)            29,635                773
Change in unrealized gains (losses)                1,321,299         (1,309,941)            47,270             70,837
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,399,768         (1,310,283)           188,269            153,601
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  84                387            137,598            436,085
Benefit payments                                           -                  -                  -             (2,718)
Payments on termination                                    -             (2,548)          (266,896)          (146,520)
Contract maintenance charge                               (8)                (6)            (1,743)            (1,065)
Transfers among the sub-accounts
   and with the Fixed Account - net                        5                165            473,199            428,997
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             81             (2,002)           342,158            714,779
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,399,849         (1,312,285)           530,427            868,380

NET ASSETS AT BEGINNING OF PERIOD                  4,598,389          5,910,674          2,262,877          1,394,497
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,998,238    $     4,598,389    $     2,793,304    $     2,262,877
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             640                851            182,896            121,177
         Units Issued                                      9                 57             93,020            131,140
         Units Redeemed                                    -               (268)           (66,764)           (69,421)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    649                640            209,152            182,896
                                             ===============    ===============    ===============    ===============
                                       66

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       MFS Variable
                                                     Insurance Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       MFS High Income
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        17,146    $        24,372
Net realized gains (losses)                             (778)            (8,290)
Change in unrealized gains (losses)                   77,101            (11,736)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    93,469              4,346
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              55,577             57,067
Benefit payments                                           -                  -
Payments on termination                              (37,453)           (46,051)
Contract maintenance charge                             (410)              (289)
Transfers among the sub-accounts
   and with the Fixed Account - net                  224,856             90,562
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        242,570            101,289
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    336,039            105,635

NET ASSETS AT BEGINNING OF PERIOD                    446,764            341,129
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       782,803    $       446,764
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          46,854             36,229
         Units Issued                                 32,234             32,652
         Units Redeemed                               (8,448)           (22,027)
                                             ---------------    ---------------
   Units outstanding at end of period                 70,640             46,854
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        MFS Variable                         MFS Variable
                                                       Insurance Trust                      Insurance Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    MFS Investors Trust                    MFS New Discovery
                                             ----------------------------------    ----------------------------------
                                                  2003               2002                2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (12,785)   $       (14,199)   $       (35,113)   $       (35,838)
Net realized gains (losses)                          (48,787)           (89,531)          (141,479)          (149,687)
Change in unrealized gains (losses)                  446,307           (393,124)           910,936           (939,179)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   384,735           (496,854)           734,344         (1,124,704)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              82,635            321,116            161,010            543,357
Benefit payments                                     (10,144)           (88,477)           (20,925)           (36,921)
Payments on termination                             (154,884)          (127,607)          (161,237)          (191,960)
Contract maintenance charge                           (1,908)            (1,727)            (3,174)            (2,650)
Transfers among the sub-accounts
   and with the Fixed Account - net                  291,789            355,372            225,373            362,166
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        207,488            458,677            201,047            673,992
                                             ---------------    ---------------    ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    592,223            (38,177)           935,391           (450,712)

NET ASSETS AT BEGINNING OF PERIOD                  1,806,065          1,844,242          2,379,680          2,830,392
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,398,288    $     1,806,065    $     3,315,071    $     2,379,680
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         270,113            215,156            250,614            201,082
         Units Issued                                 65,343            203,814             69,691            182,154
         Units Redeemed                              (37,824)          (148,857)           (55,741)          (132,622)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                297,632            270,113            264,564            250,614
                                             ===============    ===============    ===============    ===============
                                       67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        MFS Variable
                                                      Insurance Trust
                                                      (Service Class)
                                                        Sub-Account
                                             ----------------------------------
                                                     MFS New Discovery
                                                      (Service Class)
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (66)   $          (103)
Net realized gains (losses)                              (17)            (1,738)
Change in unrealized gains (losses)                    1,298             (1,459)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,215             (3,300)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   3              7,350
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (8)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                       (2)            (1,000)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             (7)             6,344
                                             ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,208              3,044

NET ASSETS AT BEGINNING OF PERIOD                      3,871                827
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         5,079    $         3,871
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             448                 64
         Units Issued                                      -                968
         Units Redeemed                                    -               (584)
                                             ---------------    ---------------
   Units outstanding at end of period                    448                448
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       MFS Variable
                                                      Insurance Trust                   Morgan Stanley Variable
                                                      (Service Class)                      Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      MFS Utilities
                                                      (Service Class)                     Aggressive Equity
                                             ----------------------------------    ----------------------------------
                                                   2003              2002                2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             1    $             1    $      (554,265)   $      (594,300)
Net realized gains (losses)                               (1)                (1)        (7,562,501)       (10,693,474)
Change in unrealized gains (losses)                       29                (16)        16,409,763         (2,558,580)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                        29                (16)         8,292,997        (13,846,354)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -            151,983            435,401
Benefit payments                                           -                  -           (514,475)          (821,318)
Payments on termination                                    -                  -         (3,128,224)        (5,214,894)
Contract maintenance charge                                -                 (1)           (33,309)           (40,540)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                103         (2,297,966)        (9,184,266)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                              -                102         (5,821,991)       (14,825,617)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                         29                 86          2,471,006        (28,671,971)

NET ASSETS AT BEGINNING OF PERIOD                         86                  -         37,744,391         66,416,362
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $           115    $            86    $    40,215,397    $    37,744,391
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                              11                  -          5,098,597          6,802,351
         Units Issued                                      -                 15          1,541,531            921,897
         Units Redeemed                                    -                 (4)        (2,249,526)        (2,625,651)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                     11                 11          4,390,602          5,098,597
                                             ===============    ===============    ===============    ===============
                                       68

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                       Capital Growth
                                             ----------------------------------
                                                 2003 (q)         2002 (p) (q)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             -    $      (546,651)
Net realized gains (losses)                                -        (42,209,425)
Change in unrealized gains (losses)                        -         31,338,180
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                         -        (11,417,896)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -            145,405
Benefit payments                                           -         (1,257,451)
Payments on termination                                    -         (6,644,712)
Contract maintenance charge                                -            (32,670)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -        (77,469,775)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                              -        (85,259,203)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                          -        (96,677,099)

NET ASSETS AT BEGINNING OF PERIOD                          -         96,677,099
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -          4,700,747
         Units Issued                                      -            426,069
         Units Redeemed                                    -         (5,126,816)
                                             ---------------    ---------------
   Units outstanding at end of period                      -                  -
                                             ===============    ===============

(q)  On August 31, 2002, Capital Growth merged into Money Market
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable              Morgan Stanley Variable
                                                      Investment Series                    Investment Series
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       Dividend Growth                           Equity
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     3,966,568    $     5,695,378    $    (5,950,086)   $    (8,246,816)
Net realized gains (losses)                       39,234,952         40,787,166       (101,896,948)      (136,699,540)
Change in unrealized gains (losses)              135,729,451       (255,032,965)       216,938,677        (54,042,305)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                               178,930,971       (208,550,421)       109,091,643       (198,988,661)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,399,558          2,646,596            925,560          1,566,712
Benefit payments                                 (22,749,550)       (29,055,707)       (14,117,664)       (17,395,259)
Payments on termination                         (101,580,897)      (126,718,025)       (72,801,259)       (88,853,767)
Contract maintenance charge                         (512,299)          (612,067)          (396,946)          (487,310)
Transfers among the sub-accounts
   and with the Fixed Account - net              (13,875,148)       (57,031,968)       (29,635,100)       (78,794,195)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                   (137,318,336)      (210,771,171)      (116,025,409)      (183,963,819)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts
   retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 41,612,635       (419,321,592)        (6,933,766)      (382,952,480)

NET ASSETS AT BEGINNING OF PERIOD                779,026,445      1,198,348,037        595,598,159        978,550,639
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   820,639,080    $   779,026,445    $   588,664,393    $   595,598,159
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      31,946,324         38,546,868         20,268,369         24,147,859
         Units Issued                              6,181,701          5,633,421          2,705,444          3,796,017
         Units Redeemed                          (10,753,507)       (12,233,965)        (5,647,473)        (7,675,507)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             27,374,518         31,946,324         17,326,340         20,268,369
                                             ===============    ===============    ===============    ===============
                                       69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                    Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                      European Growth
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (826,014)   $       131,661
Net realized gains (losses)                       (9,647,714)       (95,017,526)
Change in unrealized gains (losses)               51,641,657         39,529,627
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                41,167,929        (55,356,238)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             309,030          8,546,300
Benefit payments                                  (4,396,340)        (5,879,988)
Payments on termination                          (24,189,125)       (35,646,201)
Contract maintenance charge                         (113,187)          (142,023)
Transfers among the sub-accounts
   and with the Fixed Account - net               (8,062,316)       (27,707,373)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (36,451,938)       (60,829,285)
                                             ---------------    ---------------

Increase (decrease) in amounts
   retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,715,991       (116,185,523)

NET ASSETS AT BEGINNING OF PERIOD                182,586,102        298,771,625
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   187,302,093    $   182,586,102
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,623,434         10,421,819
         Units Issued                              4,648,314         46,512,166
         Units Redeemed                           (6,071,597)       (48,310,551)
                                             ---------------    ---------------
   Units outstanding at end of period              7,200,152          8,623,434
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable              Morgan Stanley Variable
                                                    Investment Series                      Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                 Global
                                                      Global Advantage                      Dividend Growth
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (78,486)   $      (174,627)   $     1,162,989    $       833,640
Net realized gains (losses)                       (3,036,768)        (8,241,630)        (8,494,736)       (13,672,103)
Change in unrealized gains (losses)                8,848,892          1,322,149         58,039,750        (20,716,022)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 5,733,638         (7,094,108)        50,708,003        (33,554,485)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              31,362             94,056            460,789            629,756
Benefit payments                                    (422,668)          (627,890)        (4,851,504)        (7,126,506)
Payments on termination                           (2,129,891)        (3,100,539)       (25,197,790)       (29,652,361)
Contract maintenance charge                          (17,305)           (20,416)          (120,963)          (141,026)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (493,036)        (5,556,976)        (2,134,071)        (9,460,184)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (3,031,538)        (9,211,765)       (31,843,539)       (45,750,321)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,702,100        (16,305,873)        18,864,464        (79,304,806)

NET ASSETS AT BEGINNING OF PERIOD                 21,521,435         37,827,308        190,168,876        269,473,682
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    24,223,535    $    21,521,435    $   209,033,340    $   190,168,876
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       3,702,308          5,072,993         13,562,484         16,304,723
         Units Issued                              3,849,119          1,494,639          9,594,992          3,817,656
         Units Redeemed                           (4,321,533)        (2,865,324)       (11,549,698)        (6,559,895)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,229,894          3,702,308         11,607,778         13,562,484
                                             ===============    ===============    ===============    ===============
                                       70

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                        High Yield
                                             ----------------------------------
                                                  2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     4,248,778    $     8,898,783
Net realized gains (losses)                      (34,185,555)       (55,753,613)
Change in unrealized gains (losses)               41,547,202         42,108,939
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                11,610,425         (4,745,891)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             270,562             98,575
Benefit payments                                  (1,627,056)        (1,715,075)
Payments on termination                           (7,384,040)        (8,036,441)
Contract maintenance charge                          (38,597)           (41,536)
Transfers among the sub-accounts
   and with the Fixed Account - net                7,916,881         (4,134,753)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (862,250)       (13,829,230)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 10,748,175        (18,575,121)

NET ASSETS AT BEGINNING OF PERIOD                 43,505,421         62,080,542
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    54,253,596    $    43,505,421
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,837,528          6,228,687
         Units Issued                             16,781,594          5,083,144
         Units Redeemed                          (16,722,846)        (6,474,303)
                                             ---------------    ---------------
   Units outstanding at end of period              4,896,276          4,837,528
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       Income Builder                         Information
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       813,666    $     1,480,504    $       (44,769)   $        (9,907)
Net realized gains (losses)                       (1,459,271)        (2,150,617)           110,470         (1,376,851)
Change in unrealized gains (losses)                8,906,070         (4,589,526)         1,291,252           (393,340)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,260,465         (5,259,639)         1,356,953         (1,780,098)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             149,498            349,017             63,351            119,996
Benefit payments                                  (1,485,697)        (1,775,094)           (61,327)           (41,487)
Payments on termination                           (6,274,531)        (6,127,759)          (311,147)          (283,297)
Contract maintenance charge                          (28,258)           (29,477)            (1,952)            (1,695)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,540,387           (353,865)         1,830,215           (398,297)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (6,098,601)        (7,937,178)         1,519,140           (604,780)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,161,864        (13,196,817)         2,876,093         (2,384,878)

NET ASSETS AT BEGINNING OF PERIOD                 47,094,305         60,291,122          1,960,815          4,345,693
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    49,256,169    $    47,094,305    $     4,836,908    $     1,960,815
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,059,365          4,727,531            663,998            830,416
         Units Issued                              1,541,342          1,284,254          3,219,839          1,347,995
         Units Redeemed                           (2,010,803)        (1,952,420)        (2,847,523)        (1,514,413)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,589,904          4,059,365          1,036,314            663,998
                                             ===============    ===============    ===============    ===============
                                       71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                      Limited Duration
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     1,639,616    $     1,023,330
Net realized gains (losses)                         (228,129)           294,060
Change in unrealized gains (losses)                 (894,667)           (21,940)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   516,820          1,295,450
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,712,830          4,605,164
Benefit payments                                    (982,624)          (613,539)
Payments on termination                          (13,714,102)       (17,061,151)
Contract maintenance charge                          (33,664)           (19,465)
Transfers among the sub-accounts
   and with the Fixed Account - net                4,629,673         56,373,977
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (8,387,887)        43,284,986
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 (7,871,067)        44,580,436

NET ASSETS AT BEGINNING OF PERIOD                 69,290,700         24,710,264
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    61,419,633    $    69,290,700
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       6,130,118          2,240,144
         Units Issued                              6,130,468         27,774,747
         Units Redeemed                           (6,868,188)       (23,884,773)
                                             ---------------    ---------------
   Units outstanding at end of period              5,392,398          6,130,118
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Money Market                         Pacific Growth
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (2,244,970)   $      (352,027)   $      (271,216)   $      (395,429)
Net realized gains (losses)                                -                  -            606,150         (1,742,638)
Change in unrealized gains (losses)                        -                  -          4,802,671           (470,962)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                (2,244,970)          (352,027)         5,137,605         (2,609,029)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,331,423         19,528,404            165,361          3,542,434
Benefit payments                                  (8,764,697)       (12,927,940)          (280,436)          (473,361)
Payments on termination                         (102,230,881)      (155,039,032)        (2,646,488)        (3,283,591)
Contract maintenance charge                         (158,959)          (172,170)           (15,399)           (18,886)
Transfers among the sub-accounts
   and with the Fixed Account - net              (54,716,892)       118,336,770          2,299,585         (9,253,222)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                   (162,540,006)       (30,273,968)          (477,377)        (9,486,626)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS               (164,784,976)       (30,625,995)         4,660,228        (12,095,655)

NET ASSETS AT BEGINNING OF PERIOD                402,007,362        432,633,357         18,319,147         30,414,802
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   237,222,386    $   402,007,362    $    22,979,375    $    18,319,147
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      28,381,661         30,239,360          5,625,183          7,159,251
         Units Issued                            152,248,316        199,348,791         21,184,235        175,766,604
         Units Redeemed                         (163,753,821)      (201,206,490)       (21,311,049)      (177,300,672)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             16,876,156         28,381,661          5,498,369          5,625,183
                                             ===============    ===============    ===============    ===============
                                       72

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                    Quality Income Plus
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    15,734,885    $    19,068,028
Net realized gains (losses)                        1,953,746         (1,374,454)
Change in unrealized gains (losses)                7,217,356         (2,140,241)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                24,905,987         15,553,333
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             813,220          2,007,502
Benefit payments                                 (14,121,631)       (12,985,405)
Payments on termination                          (57,096,831)       (53,831,653)
Contract maintenance charge                         (181,155)          (189,547)
Transfers among the sub-accounts
   and with the Fixed Account - net              (11,163,307)        21,490,259
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (81,749,704)       (43,508,844)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (56,843,717)       (27,955,511)

NET ASSETS AT BEGINNING OF PERIOD                397,715,879        425,671,390
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   340,872,162    $   397,715,879
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      19,077,647         20,923,915
         Units Issued                             12,286,616          7,740,497
         Units Redeemed                          (15,799,834)        (9,586,765)
                                             ---------------    ---------------
   Units outstanding at end of period             15,564,429         19,077,647
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       S&P 500 Index                           Strategist
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (473,517)   $      (571,996)   $     1,020,395    $       623,251
Net realized gains (losses)                      (15,097,272)       (12,919,160)        (6,983,442)       (14,605,494)
Change in unrealized gains (losses)               42,462,912        (22,594,477)        82,409,928        (36,917,370)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                26,892,123        (36,085,633)        76,446,881        (50,899,613)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             831,805          1,860,370            646,209          1,083,124
Benefit payments                                  (2,320,259)        (2,725,639)       (10,907,990)       (12,901,316)
Payments on termination                          (10,383,334)       (13,488,215)       (46,232,870)       (52,497,057)
Contract maintenance charge                          (72,171)           (79,313)          (191,439)          (219,105)
Transfers among the sub-accounts
   and with the Fixed Account - net                8,357,214         (1,467,027)        (5,143,744)       (27,269,012)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (3,586,745)       (15,899,824)       (61,829,834)       (91,803,366)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 23,305,378        (51,985,457)        14,617,047       (142,702,979)

NET ASSETS AT BEGINNING OF PERIOD                104,608,980        156,594,437        351,931,744        494,634,723
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   127,914,358    $   104,608,980    $   366,548,791    $   351,931,744
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      13,650,304         15,542,034         16,777,896         20,191,972
         Units Issued                             13,447,449          4,889,622          1,729,116          2,621,467
         Units Redeemed                          (13,818,945)        (6,781,352)        (3,923,169)        (6,035,543)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             13,278,808         13,650,304         14,583,843         16,777,896
                                             ===============    ===============    ===============    ===============
                                       73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 Morgan Stanley Variable
                                                    Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                         Utilities
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     2,569,483    $     3,650,996
Net realized gains (losses)                      (22,646,368)       (33,054,355)
Change in unrealized gains (losses)               43,704,994        (40,534,265)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                23,628,109        (69,937,624)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             412,126            554,598
Benefit payments                                  (6,282,434)        (8,973,628)
Payments on termination                          (21,332,880)       (30,083,233)
Contract maintenance charge                         (108,615)          (138,370)
Transfers among the sub-accounts
   and with the Fixed Account - net              (10,830,103)       (21,653,110)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (38,141,906)       (60,293,743)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (14,513,797)      (130,231,367)

NET ASSETS AT BEGINNING OF PERIOD                179,522,767        309,754,134
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   165,008,970    $   179,522,767
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      11,241,901         14,350,719
         Units Issued                              3,389,613          4,787,663
         Units Redeemed                           (5,432,303)        (7,896,481)
                                             ---------------    ---------------
   Units outstanding at end of period              9,199,211         11,241,901
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account IA, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable                Morgan Stanley Variable
                                                     Investment Series                      Investment Series
                                                     (Class Y Shares)                       (Class Y Shares)
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     Aggressive Equity                       Capital Growth
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)            2003 (r)        2002 (p) (r)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (364,471)   $      (278,582)   $             -    $       (66,077)
Net realized gains (losses)                       (2,600,533)        (1,303,535)                 -         (2,525,504)
Change in unrealized gains (losses)                7,822,795         (3,464,653)                 -          1,643,550
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 4,857,791         (5,046,770)                 -           (948,031)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,139,760          4,294,161                  -          1,475,761
Benefit payments                                    (161,768)          (251,616)                 -            (41,274)
Payments on termination                           (1,028,102)        (1,038,406)                 -           (256,347)
Contract maintenance charge                          (12,346)            (9,310)                 -             (1,068)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,069,628            749,126                  -         (6,701,235)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      3,007,172          3,743,955                  -         (5,524,163)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,864,963         (1,302,815)                 -         (6,472,194)

NET ASSETS AT BEGINNING OF PERIOD                 17,226,203         18,529,018                  -          6,472,194
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    25,091,166    $    17,226,203    $             -    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       3,298,105          2,711,846                  -            919,083
         Units Issued                              3,906,909          1,744,256                  -            601,841
         Units Redeemed                           (3,536,184)        (1,157,997)                 -         (1,520,924)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,668,830          3,298,105                  -                  -
                                             ===============    ===============    ===============    ===============
                                       74

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                     (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                      Dividend Growth
                                                     (Class Y Shares)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        44,285    $       112,033
Net realized gains (losses)                       (1,009,243)        (3,466,135)
Change in unrealized gains (losses)               21,715,571        (13,398,412)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                20,750,613        (16,752,514)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          18,865,457         19,186,568
Benefit payments                                  (1,818,871)          (803,478)
Payments on termination                           (4,791,262)        (3,248,989)
Contract maintenance charge                          (26,152)           (18,328)
Transfers among the sub-accounts
   and with the Fixed Account - net               12,324,813         11,557,182
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     24,553,985         26,672,955
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 45,304,598          9,920,441

NET ASSETS AT BEGINNING OF PERIOD                 68,922,746         59,002,305
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   114,227,344    $    68,922,746
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,696,023          5,969,986
         Units Issued                              5,479,911          8,871,801
         Units Redeemed                           (3,005,447)        (6,145,764)
                                             ---------------    ---------------
   Units outstanding at end of period             11,170,487          8,696,023
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(r) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                      (Class Y Shares)                      (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                           Equity                           European Growth
                                                      (Class Y Shares)                     (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,236,079)   $      (932,432)   $      (276,688)   $         7,155
Net realized gains (losses)                       (3,094,585)        (4,140,719)           319,489           (967,255)
Change in unrealized gains (losses)               19,845,435        (11,579,603)         8,065,950         (2,531,834)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,514,771        (16,652,754)         8,108,751         (3,491,934)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          15,358,243         17,599,855          5,719,569          7,867,161
Benefit payments                                  (1,169,816)        (1,046,188)          (438,807)          (242,319)
Payments on termination                           (3,873,167)        (3,296,821)        (1,486,705)        (4,335,415)
Contract maintenance charge                          (26,793)           (21,714)            (9,191)            (6,670)
Transfers among the sub-accounts
   and with the Fixed Account - net                9,029,597          6,651,905          2,136,641          1,422,928
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     19,318,064         19,887,037          5,921,507          4,705,685
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 34,832,835          3,234,283         14,030,258          1,213,751

NET ASSETS AT BEGINNING OF PERIOD                 63,832,081         60,597,798         21,754,695         20,540,944
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    98,664,916    $    63,832,081    $    35,784,953    $    21,754,695
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      11,901,051          8,802,736          3,700,311          2,730,305
         Units Issued                              5,331,030          6,639,712         15,405,881         25,268,953
         Units Redeemed                           (3,107,263)        (3,541,397)       (14,682,319)       (24,298,947)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             14,124,818         11,901,051          4,423,874          3,700,311
                                             ===============    ===============    ===============    ===============
                                       75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                      (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                      Global Advantage
                                                      (Class Y Shares)
                                             ----------------------------------
                                                    2003            2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (55,023)   $       (56,393)
Net realized gains (losses)                         (303,041)          (620,104)
Change in unrealized gains (losses)                2,054,132           (700,975)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,696,068         (1,377,472)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,315,546            975,627
Benefit payments                                     (88,362)           (83,613)
Payments on termination                             (305,610)          (540,088)
Contract maintenance charge                           (2,227)            (2,158)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,366,889            385,096
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,286,236            734,864
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  3,982,304           (642,608)

NET ASSETS AT BEGINNING OF PERIOD                  5,211,886          5,854,494
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     9,194,190    $     5,211,886
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,032,992            916,797
         Units Issued                                433,983            897,014
         Units Redeemed                             (190,862)          (780,819)
                                             ---------------    ---------------
   Units outstanding at end of period              1,276,113          1,032,992
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                     (Class Y Shares)                      (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                   Global Dividend Growth                      High Yield
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                 2003              2002 (p)              2003            2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        36,174    $         9,231    $     1,617,436    $     1,411,053
Net realized gains (losses)                          (64,359)          (246,603)          (721,953)          (674,605)
Change in unrealized gains (losses)                8,828,168         (2,550,826)         3,651,472         (1,469,549)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,799,983         (2,788,198)         4,546,955           (733,101)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          10,124,159          7,978,336          9,532,747          3,543,251
Benefit payments                                    (600,911)          (207,229)          (284,116)          (324,274)
Payments on termination                           (1,426,306)          (620,561)          (955,059)          (274,434)
Contract maintenance charge                           (7,330)            (3,248)            (4,308)            (1,775)
Transfers among the sub-accounts
   and with the Fixed Account - net                9,169,580          5,904,423         10,331,482          2,341,595
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     17,259,192         13,051,721         18,620,746          5,284,363
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 26,059,175         10,263,523         23,167,701          4,551,262

NET ASSETS AT BEGINNING OF PERIOD                 20,620,654         10,357,131         10,638,797          6,087,535
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    46,679,829    $    20,620,654    $    33,806,498    $    10,638,797
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,606,955          1,126,525          2,432,734          1,280,977
         Units Issued                              2,348,398          2,218,108          4,567,849          1,954,173
         Units Redeemed                             (625,795)          (737,678)        (1,695,658)          (802,416)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              4,329,558          2,606,955          5,304,925          2,432,734
                                             ===============    ===============    ===============    ===============
                                       76

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                     (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                       Income Builder
                                                      (Class Y Shares)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       382,712    $       284,799
Net realized gains (losses)                            6,580           (174,399)
Change in unrealized gains (losses)                4,281,235         (1,143,814)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 4,670,527         (1,033,414)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,790,480          4,796,452
Benefit payments                                    (275,004)          (186,107)
Payments on termination                           (2,145,549)          (513,148)
Contract maintenance charge                           (4,462)            (2,317)
Transfers among the sub-accounts
   and with the Fixed Account - net               17,220,662          3,239,590
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     22,586,127          7,334,470
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 27,256,654          6,301,056

NET ASSETS AT BEGINNING OF PERIOD                 13,400,928          7,099,872
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    40,657,582    $    13,400,928
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,481,949            709,159
         Units Issued                              3,252,754          1,314,125
         Units Redeemed                           (1,016,488)          (541,335)
                                             ---------------    ---------------
   Units outstanding at end of period              3,718,215          1,481,949
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable                 Morgan Stanley Variable
                                                      Investment Series                      Investment Series
                                                       (Class Y Shares)                      (Class Y Shares)
                                                         Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         Information                         Limited Duration
                                                       (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (145,587)   $       (37,338)   $     1,953,075    $       727,634
Net realized gains (losses)                         (445,726)        (2,003,220)          (148,815)           229,845
Change in unrealized gains (losses)                4,341,652         (1,853,335)        (1,595,577)            50,924
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 3,750,339         (3,893,893)           208,683          1,008,403
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,225,880          2,003,807         25,796,774         22,286,809
Benefit payments                                     (46,282)           (98,471)        (1,523,087)          (814,968)
Payments on termination                             (341,351)          (209,112)        (9,714,395)        (7,176,145)
Contract maintenance charge                           (3,191)            (2,334)           (17,539)            (6,036)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,399,099           (112,201)        34,891,425         33,339,290
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,234,155          1,581,689         49,433,178         47,628,950
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,984,494         (2,312,204)        49,641,861         48,637,353

NET ASSETS AT BEGINNING OF PERIOD                  5,043,719          7,355,923         70,980,957         22,343,604
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    13,028,213    $     5,043,719    $   120,622,818    $    70,980,957
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,666,789          1,378,017          6,502,356          2,087,334
         Units Issued                              1,168,068          1,622,881          9,337,125         11,054,564
         Units Redeemed                             (563,629)        (1,334,109)        (4,580,583)        (6,639,542)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              2,271,228          1,666,789         11,258,898          6,502,356
                                             ===============    ===============    ===============    ===============
                                       77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                       (Class Y Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                        Money Market
                                                      (Class Y Shares)
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,303,168)   $      (681,689)
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                (1,303,168)          (681,689)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          41,709,845         63,515,776
Benefit payments                                  (1,643,995)        (1,192,309)
Payments on termination                          (34,026,335)       (41,889,996)
Contract maintenance charge                          (28,029)           (16,173)
Transfers among the sub-accounts
   and with the Fixed Account - net              (45,125,147)        14,460,780
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (39,113,661)        34,878,078
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (40,416,829)        34,196,389

NET ASSETS AT BEGINNING OF PERIOD                131,413,323         97,216,934
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    90,996,494    $   131,413,323
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      12,744,404          9,368,740
         Units Issued                             44,235,460         61,260,187
         Units Redeemed                          (47,996,305)       (57,884,523)
                                             ---------------    ---------------
   Units outstanding at end of period              8,983,559         12,744,404
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                      (Class Y Shares)                     (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      Pacific Growth                     Quality Income Plus
                                                     (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (94,122)   $       (57,013)   $     4,828,766    $     3,156,360
Net realized gains (losses)                        2,075,534            923,587            348,408            (76,977)
Change in unrealized gains (losses)                1,227,490           (467,808)         2,196,274            124,968
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 3,208,902            398,766          7,373,448          3,204,351
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,527,313          1,796,411         23,683,497         22,100,171
Benefit payments                                      (2,595)           (25,602)        (1,819,684)          (926,600)
Payments on termination                           (1,843,070)        (3,218,915)       (12,151,005)        (5,337,706)
Contract maintenance charge                           (1,489)              (846)           (23,076)           (12,170)
Transfers among the sub-accounts
   and with the Fixed Account - net                  855,824          2,040,695         20,213,205         27,174,843
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      1,535,983            591,743         29,902,937         42,998,538
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,744,885            990,509         37,276,385         46,202,889

NET ASSETS AT BEGINNING OF PERIOD                  2,619,407          1,628,898         99,129,739         52,926,850
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     7,364,292    $     2,619,407    $   136,406,124    $    99,129,739
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         631,464            293,211          8,406,234          4,636,882
         Units Issued                             34,394,313         22,774,203          7,430,559          8,036,039
         Units Redeemed                          (33,859,526)       (22,435,950)        (4,573,020)        (4,266,687)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              1,166,251            631,464         11,263,773          8,406,234
                                             ===============    ===============    ===============    ===============
                                       78

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                       (Class Y Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                       S&P 500 Index
                                                      (Class Y Shares)
                                             ----------------------------------
                                                  2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (726,885)   $      (413,819)
Net realized gains (losses)                       (1,452,764)        (1,606,699)
Change in unrealized gains (losses)               23,609,209        (13,034,731)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                21,429,560        (15,055,249)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          31,264,904         22,098,750
Benefit payments                                  (1,039,439)          (838,852)
Payments on termination                           (4,673,744)        (2,429,965)
Contract maintenance charge                          (28,459)           (17,363)
Transfers among the sub-accounts
   and with the Fixed Account - net               18,199,035         12,599,213
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     43,722,297         31,411,783
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 65,151,857         16,356,534

NET ASSETS AT BEGINNING OF PERIOD                 61,908,782         45,552,248
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   127,060,639    $    61,908,782
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      10,380,429          5,852,765
         Units Issued                              7,761,234          7,115,577
         Units Redeemed                           (2,834,987)        (2,587,913)
                                             ---------------    ---------------
   Units outstanding at end of period             15,306,676         10,380,429
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable              Morgan Stanley Variable
                                                      Investment Series                    Investment Series
                                                       (Class Y Shares)                    (Class Y Shares)
                                                          Sub-Account                         Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         Strategist                            Utilities
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (112,251)   $      (132,403)   $       246,067    $       267,987
Net realized gains (losses)                         (496,000)        (1,377,769)        (1,426,395)        (3,073,173)
Change in unrealized gains (losses)               15,682,854         (5,239,997)         4,371,245         (3,553,599)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,074,603         (6,750,169)         3,190,917         (6,358,785)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          12,828,276         13,112,905          2,328,921          3,728,034
Benefit payments                                  (1,701,447)          (753,078)          (470,521)          (459,994)
Payments on termination                           (2,835,508)        (2,431,964)        (1,139,156)        (1,092,398)
Contract maintenance charge                          (21,460)           (15,097)            (7,218)            (6,617)
Transfers among the sub-accounts
   and with the Fixed Account - net                8,133,585          5,839,192          1,738,888           (170,274)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     16,403,446         15,751,958          2,450,914          1,998,751
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 31,478,049          9,001,789          5,641,831         (4,360,034)

NET ASSETS AT BEGINNING OF PERIOD                 55,794,328         46,792,539         19,653,084         24,013,118
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    87,272,377    $    55,794,328    $    25,294,915    $    19,653,084
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,215,885          5,356,482          3,517,621          3,256,726
         Units Issued                              3,114,281          3,850,522          1,170,455          1,958,429
         Units Redeemed                           (1,467,408)        (1,991,119)          (950,205)        (1,697,534)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              8,862,758          7,215,885          3,737,871          3,517,621
                                             ===============    ===============    ===============    ===============
                                       79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                   Variable Account Funds
                                                         Sub-Account
                                             ----------------------------------
                                                      Oppenheimer Bond
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       258,396    $       348,246
Net realized gains (losses)                          113,497             11,237
Change in unrealized gains (losses)                 (119,325)           161,855
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   252,568            521,338
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             319,091            637,203
Benefit payments                                     (91,127)           (33,196)
Payments on termination                           (4,523,566)          (627,946)
Contract maintenance charge                           (3,203)            (2,360)
Transfers among the sub-accounts
   and with the Fixed Account - net                  205,774          2,914,093
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (4,093,031)         2,887,794
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 (3,840,463)         3,409,132

NET ASSETS AT BEGINNING OF PERIOD                  8,734,608          5,325,476
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,894,145    $     8,734,608
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         726,360            477,018
         Units Issued                                147,740            527,920
         Units Redeemed                             (487,612)          (278,578)
                                             ---------------    ---------------
   Units outstanding at end of period                386,488            726,360
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                        Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Oppenheimer                            Oppenheimer
                                                    Capital Appreciation                    Global Securities
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (49,790)   $       (46,575)   $       (25,183)   $       (45,001)
Net realized gains (losses)                         (255,778)          (852,622)          (276,455)          (540,813)
Change in unrealized gains (losses)                1,711,456         (1,332,546)         1,955,099         (1,032,633)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,405,888         (2,231,743)         1,653,461         (1,618,447)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             240,306            916,593            165,767            745,684
Benefit payments                                     (18,061)           (71,757)           (19,569)           (83,481)
Payments on termination                             (363,974)          (863,723)          (408,192)        (1,159,223)
Contract maintenance charge                           (6,683)            (6,030)            (5,230)            (4,788)
Transfers among the sub-accounts
   and with the Fixed Account - net                  367,442             11,031              2,323            499,197
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        219,030            (13,886)          (264,901)            (2,611)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,624,918         (2,245,629)         1,388,560         (1,621,058)

NET ASSETS AT BEGINNING OF PERIOD                  4,902,477          7,148,106          4,402,396          6,023,454
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,527,395    $     4,902,477    $     5,790,956    $     4,402,396
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         620,146            652,728            449,504            472,644
         Units Issued                                135,339            371,528             77,970            255,586
         Units Redeemed                             (116,436)          (404,110)          (108,626)          (278,726)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                639,049            620,146            418,848            449,504
                                             ===============    ===============    ===============    ===============
                                       80

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                   Variable Account Funds
                                                         Sub-Account
                                             ----------------------------------
                                                   Oppenheimer High Income
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        61,896    $       122,494
Net realized gains (losses)                          (17,920)          (106,921)
Change in unrealized gains (losses)                  201,698            (79,484)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   245,674            (63,911)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             112,686            237,616
Benefit payments                                     (40,611)                 -
Payments on termination                              (85,653)           (65,360)
Contract maintenance charge                           (1,043)              (735)
Transfers among the sub-accounts
   and with the Fixed Account - net                  254,970           (363,745)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        240,349           (192,224)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    486,023           (256,135)

NET ASSETS AT BEGINNING OF PERIOD                  1,061,681          1,317,816
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,547,704    $     1,061,681
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         114,555            136,928
         Units Issued                                 50,640             68,723
         Units Redeemed                              (28,643)           (91,096)
                                             ---------------    ---------------
   Units outstanding at end of period                136,552            114,555
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer
                                                         Oppenheimer                     Variable Account Funds
                                                    Variable Account Funds               (Service Class ("SC"))
                                                          Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                   Oppenheimer Main Street                    Oppenheimer
                                                      Small Cap Growth                   Aggressive Growth (SC)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002            2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (32,370)   $       (28,981)   $          (196)   $             -
Net realized gains (losses)                          (17,936)           (34,293)               182                  -
Change in unrealized gains (losses)                  969,142           (366,059)               612                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   918,836           (429,333)               598                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             297,499            470,471             30,325                  -
Benefit payments                                      (2,458)           (31,165)                 -                  -
Payments on termination                             (168,971)          (400,361)            (1,056)                 -
Contract maintenance charge                           (3,380)            (2,822)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  303,979            480,140             40,622                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        426,669            516,263             69,891                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,345,505             86,930             70,489                  -

NET ASSETS AT BEGINNING OF PERIOD                  2,077,937          1,991,007                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,423,442    $     2,077,937    $        70,489    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         199,203            158,771                  -                  -
         Units Issued                                 78,103            150,309              5,776                  -
         Units Redeemed                              (46,975)          (109,877)              (112)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                230,331            199,203              5,664                  -
                                             ===============    ===============    ===============    ===============
                                       81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Oppenheimer
                                                    Variable Account Funds
                                                    (Service Class ("SC"))
                                                         Sub-Account
                                             ----------------------------------
                                                    Oppenheimer Capital
                                                      Appreciation (SC)
                                             ----------------------------------
                                                2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (562)   $             -
Net realized gains (losses)                                9                  -
Change in unrealized gains (losses)                   15,518                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    14,965                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             203,869                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  114,131                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        318,000                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    332,965                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       332,965    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 27,125                  -
         Units Redeemed                                  (63)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 27,062                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                   (Service Class ("SC"))                (Service Class ("SC"))
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    Oppenheimer Global                         Oppenheimer
                                                      Securities (SC)                        High Income (SC)
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)          2003 (e)            2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (268)   $             -    $          (392)   $             -
Net realized gains (losses)                              294                  -                 46                  -
Change in unrealized gains (losses)                   10,354                  -              5,560                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    10,380                  -              5,214                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              60,258                  -            147,116                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                               (1,227)                 -               (640)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   32,171                  -             46,571                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         91,202                  -            193,047                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    101,582                  -            198,261                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       101,582    $             -    $       198,261    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                  7,927                  -             15,674                  -
         Units Redeemed                                 (821)                 -               (411)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  7,106                  -             15,263                  -
                                             ===============    ===============    ===============    ===============
                                       82

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                  Variable Account Funds
                                                  (Service Class ("SC"))
                                                        Sub-Account
                                             ----------------------------------
                                                       Oppenheimer
                                                     Main Street (SC)
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (689)   $             -
Net realized gains (losses)                              104                  -
Change in unrealized gains (losses)                   17,987                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    17,402                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             203,979                  -
Benefit payments                                           -                  -
Payments on termination                                 (172)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  124,243                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        328,050                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    345,452                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       345,452    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 28,446                  -
         Units Redeemed                               (1,152)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 27,294                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                   (Service Class ("SC"))                (Service Class ("SC"))
                                                        Sub-Account                            Sub-Account
                                             ---------------------------------     ----------------------------------
                                                   Oppenheimer Main Street                 Oppenheimer Multiple
                                                    Small Cap Growth (SC)                     Strategies (SC)
                                             ---------------------------------     ----------------------------------
                                                  2003               2002              2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (899)   $          (147)   $          (508)   $             -
Net realized gains (losses)                              559               (263)                53                  -
Change in unrealized gains (losses)                   22,478             (1,502)            10,136                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    22,138             (1,912)             9,681                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             146,319              8,126            141,508                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (273)                 -                (87)                 -
Contract maintenance charge                              (21)               (13)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  103,492             (1,414)            93,434                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        249,517              6,699            234,855                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    271,655              4,787            244,536                  -

NET ASSETS AT BEGINNING OF PERIOD                      8,477              3,690                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       280,132    $         8,477    $       244,536    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             857                309                  -                  -
         Units Issued                                 18,437                704             18,846                  -
         Units Redeemed                                 (198)              (156)              (223)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 19,096                857             18,623                  -
                                             ===============    ===============    ===============    ===============
                                       83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Oppenheimer
                                                   Variable Account Funds
                                                  (Service Class ("SC"))
                                                        Sub-Account
                                             ----------------------------------
                                                         Oppenheimer
                                                     Strategic Bond (SC)
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (840)   $             -
Net realized gains (losses)                               21                  -
Change in unrealized gains (losses)                   10,313                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     9,494                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             236,608                  -
Benefit payments                                           -                  -
Payments on termination                                  (97)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  103,470                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        339,981                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    349,475                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       349,475    $             -
                                             ---------------    ---------------

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 31,002                  -
         Units Redeemed                               (2,309)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 28,693                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Advisors                         PIMCO Advisors
                                                  Variable Insurance Trust              Variable Insurance Trust
                                                      Sub-Account (j)                         Sub-Account (j)
                                             ----------------------------------    ----------------------------------
                                                                                                  PEA
                                                    OpCap Small Cap (k)                Science and Technology (l)
                                             ----------------------------------    ----------------------------------
                                                  2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (16)   $           (10)   $           (10)   $           (28)
Net realized gains (losses)                               (2)                71               (185)              (488)
Change in unrealized gains (losses)                      400               (280)               537             (1,032)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       382               (219)               342             (1,548)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 252                452                  2                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                   (1)                 -                  -             (1,154)
Contract maintenance charge                               (6)                (3)                (3)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                100               (713)             1,073
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            245                549               (714)               (87)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                        627                330               (372)            (1,635)

NET ASSETS AT BEGINNING OF PERIOD                        798                468                921              2,556
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         1,425    $           798    $           549    $           921
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                              86                 39                118                163
         Units Issued                                     24                 50                  -                 94
         Units Redeemed                                   (1)                (3)               (74)              (139)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    109                 86                 44                118
                                             ===============    ===============    ===============    ===============
                                       84

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      PIMCO Variable
                                                     Insurance Trust
                                                       Sub-Account
                                             ----------------------------------
                                                       Foreign Bond
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           336    $           601
Net realized gains (losses)                            2,609                403
Change in unrealized gains (losses)                   (1,278)             1,290
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,667              2,294
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  72             95,582
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (21)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (107,705)             9,068
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (107,654)           104,643
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                   (105,987)           106,937

NET ASSETS AT BEGINNING OF PERIOD                    107,683                746
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         1,696    $       107,683
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          10,036                 74
         Units Issued                                     22              9,990
         Units Redeemed                               (9,901)               (28)
                                             ---------------    ---------------
   Units outstanding at end of period                    157             10,036
                                             ===============    ===============

(j)  Previously known as OCC Accumulation Trust
(k)  Previously known as OCC Small Cap
(l)  Previously known as OCC Science and Technology

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Variable                        PIMCO Variable
                                                      Insurance Trust                       Insurance Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Money Market                       PIMCO Total Return
                                             ----------------------------------    ----------------------------------
                                                  2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (91)   $            (9)   $           512    $           795
Net realized gains (losses)                                -                  -              1,915              1,312
Change in unrealized gains (losses)                        -                  -               (769)               792
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       (91)                (9)             1,658              2,899
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               2,238              3,728                  -             95,250
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -             (1,602)                 -                  -
Contract maintenance charge                              (52)               (18)               (18)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                    4,940              1,061           (108,350)             9,130
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          7,126              3,169           (108,368)           104,373
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      7,035              3,160           (106,710)           107,272

NET ASSETS AT BEGINNING OF PERIOD                      6,886              3,726            107,930                658
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        13,921    $         6,886    $         1,220    $       107,930
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             688                372             10,070                 66
         Units Issued                                  1,489                497                 19             10,030
         Units Redeemed                                 (775)              (181)            (9,979)               (26)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  1,402                688                110             10,070
                                             ===============    ===============    ===============    ===============
                                       85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       VT The George
                                                   Putnam Fund of Boston
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (25,538)   $             -
Net realized gains (losses)                           11,161                  -
Change in unrealized gains (losses)                  275,834                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   261,457                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,722,032                  -
Benefit payments                                           -                  -
Payments on termination                              (50,287)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,926,597                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,598,342                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,859,799                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,859,799    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                471,658                  -
         Units Redeemed                              (43,237)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                428,421                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                             VT
                                                  Global Asset Allocation                 VT Growth and Income
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (291)   $             -    $        15,571    $       (25,456)
Net realized gains (losses)                               15                  -           (255,787)        (2,022,477)
Change in unrealized gains (losses)                    4,329                  -          9,812,407         (5,525,965)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     4,053                  -          9,572,191         (7,573,898)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              50,874                  -          4,994,278          6,399,453
Benefit payments                                           -                  -         (1,057,563)          (762,707)
Payments on termination                                 (199)                 -         (2,486,386)        (1,932,839)
Contract maintenance charge                                -                  -            (14,168)           (11,175)
Transfers among the sub-accounts
   and with the Fixed Account - net                    6,856                  -          6,495,505          6,371,252
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         57,531                  -          7,931,666         10,063,984
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     61,584                  -         17,503,857          2,490,086

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         30,708,551         28,218,465
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        61,584    $             -    $    48,212,408    $    30,708,551
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          3,946,392          2,888,212
         Units Issued                                  4,964                  -          7,573,766          4,738,363
         Units Redeemed                                  (17)                 -         (6,673,055)        (3,680,183)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  4,947                  -          4,847,103          3,946,392
                                             ===============    ===============    ===============    ===============
                                       86

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    VT Health Sciences
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (464)   $             -
Net realized gains (losses)                                7                  -
Change in unrealized gains (losses)                    6,445                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     5,988                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              70,621                  -
Benefit payments                                           -                  -
Payments on termination                                  (45)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   28,834                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         99,410                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    105,398                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       105,398    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  9,363                  -
         Units Redeemed                                   (4)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  9,359                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       VT High Yield                           VT Income
                                             ----------------------------------    ----------------------------------
                                                  2003               2002              2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         9,331    $           859    $          (809)   $             -
Net realized gains (losses)                              272                (20)                17                  -
Change in unrealized gains (losses)                   51,972              3,278              3,899                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    61,575              4,117              3,107                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              52,582            101,569            150,864                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (190)                 -               (679)                 -
Contract maintenance charge                              (28)               (17)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  199,217              7,886             47,686                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        251,581            109,438            197,871                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    313,156            113,555            200,978                  -

NET ASSETS AT BEGINNING OF PERIOD                    118,281              4,726                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       431,437    $       118,281    $       200,978    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,478                448                  -                  -
         Units Issued                                 23,973             11,052             19,855                  -
         Units Redeemed                               (2,152)               (22)              (668)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 33,299             11,478             19,187                  -
                                             ===============    ===============    ===============    ===============
                                       87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                             VT
                                                  International Equity (m)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (491,686)   $      (412,326)
Net realized gains (losses)                         (552,404)          (293,994)
Change in unrealized gains (losses)               16,354,238         (6,378,509)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,310,148         (7,084,829)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           8,156,994         24,038,059
Benefit payments                                    (316,506)          (698,513)
Payments on termination                           (3,023,585)        (9,574,265)
Contract maintenance charge                          (23,122)           (17,617)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,389,923          2,622,468
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      7,183,704         16,370,132
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 22,493,852          9,285,303

NET ASSETS AT BEGINNING OF PERIOD                 48,013,703         38,728,400
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    70,507,555    $    48,013,703
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,208,707          5,411,453
         Units Issued                             14,605,361         54,844,975
         Units Redeemed                          (13,786,475)       (52,047,721)
                                             ---------------    ---------------
   Units outstanding at end of period              9,027,593          8,208,707
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(m)  Previously known as VT International Growth
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     VT International
                                                     Growth and Income                        VT Investors
                                             ----------------------------------    ----------------------------------
                                                  2003               2002              2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            (1)   $           (35)   $        (4,898)   $             -
Net realized gains (losses)                                4                  -              2,365                  -
Change in unrealized gains (losses)                    1,128               (520)            73,210                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,131               (555)            70,677                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -            531,650                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -             (6,832)                 -
Contract maintenance charge                               (6)                (5)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                      (21)               (41)           257,574                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            (27)               (46)           782,392                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,104               (601)           853,069                  -

NET ASSETS AT BEGINNING OF PERIOD                      3,155              3,756                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         4,259    $         3,155    $       853,069    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             341                345                  -                  -
         Units Issued                                      4                  3             76,175                  -
         Units Redeemed                                   (6)                (7)            (6,801)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    339                341             69,374                  -
                                             ===============    ===============    ===============    ===============
                                       88

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                      VT Money Market
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (51)   $             -
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       (51)                 -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              16,378                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   37,611                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         53,989                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     53,938                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        53,938    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  6,946                  -
         Units Redeemed                               (1,496)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  5,450                  -
                                             ===============    ===============


(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    VT New Opportunities                      VT New Value
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)             2003              2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (225)   $             -    $           (21)   $             -
Net realized gains (losses)                                1                  -                  -                  -
Change in unrealized gains (losses)                    2,597                  -                580                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,373                  -                559                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              84,326                  -                  -                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (32)                 -                  -                  -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   35,503                  -              7,586                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        119,797                  -              7,586                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    122,170                  -              8,145                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       122,170    $             -    $         8,145    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                  9,866                  -                561                  -
         Units Redeemed                                 (794)                 -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  9,072                  -                561                  -
                                             ===============    ===============    ===============    ===============
                                       89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                         VT Research
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (16)   $             -
Net realized gains (losses)                               36                  -
Change in unrealized gains (losses)                      322                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       342                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               3,600                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,887                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          6,487                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      6,829                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         6,829    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                    883                  -
         Units Redeemed                                 (364)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                    519                  -
                                             ===============    ===============


(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                              VT Utilities
                                                     VT Small Cap Value                    Growth and Income
                                             ----------------------------------    ----------------------------------
                                                  2003            2002 (p) (s)         2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (413,425)   $      (124,595)   $          (159)   $             -
Net realized gains (losses)                        1,477,746           (543,483)                45                  -
Change in unrealized gains (losses)               12,006,502         (1,663,599)             3,676                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                13,070,823         (2,331,677)             3,562                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,446,446          7,444,395             27,348                  -
Benefit payments                                    (153,122)           (19,431)                 -                  -
Payments on termination                           (1,852,846)          (317,148)              (640)                 -
Contract maintenance charge                           (8,355)            (1,612)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                4,410,963         15,419,178              2,994                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      5,843,086         22,525,382             29,702                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 18,913,909         20,193,705             33,264                  -

NET ASSETS AT BEGINNING OF PERIOD                 20,193,705                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    39,107,614    $    20,193,705    $        33,264    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,768,948                  -                  -                  -
         Units Issued                             12,865,275          5,424,196              2,407                  -
         Units Redeemed                          (11,990,716)        (2,655,248)               (49)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,643,507          2,768,948              2,358                  -
                                             ===============    ===============    ===============    ===============
                                       90

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------

                                                          VT Vista
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (272)   $             -
Net realized gains (losses)                            1,313                  -
Change in unrealized gains (losses)                    2,690                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,731                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              80,937                  -
Benefit payments                                           -                  -
Payments on termination                                 (232)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                       87                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         80,792                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     84,523                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        84,523    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  8,164                  -
         Units Redeemed                               (1,929)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  6,235                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                  Rydex Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        VT Voyager                             Rydex OTC
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)             2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (538,268)   $      (353,765)   $             -    $           (13)
Net realized gains (losses)                       (2,968,066)        (4,292,392)                (1)              (704)
Change in unrealized gains (losses)               12,021,298         (6,766,961)                16                (16)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,514,964        (11,413,118)                15               (733)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           5,692,829          7,638,105                  -              1,689
Benefit payments                                    (278,913)          (417,588)                 -                  -
Payments on termination                           (2,646,135)        (1,869,200)                 -                  -
Contract maintenance charge                          (17,359)           (15,188)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,455,184          5,883,190                  1               (921)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      5,205,606         11,219,319                  1                768
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 13,720,570           (193,799)                16                 35

NET ASSETS AT BEGINNING OF PERIOD                 34,395,037         34,588,836                 35                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    48,115,607    $    34,395,037    $            51    $            35
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,477,187          5,484,854                  4                  -
         Units Issued                              8,370,932          5,856,428                  -                142
         Units Redeemed                           (7,982,585)        (3,864,095)                 -               (138)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              7,865,534          7,477,187                  4                  4
                                             ===============    ===============    ===============    ===============
                                       91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                           Salomon
                                                     Brothers Variable
                                                        Series Funds
                                                        Sub-Account
                                             ----------------------------------
                                                    Variable All Cap (n)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (59)   $           (50)
Net realized gains (losses)                               (7)               (10)
Change in unrealized gains (losses)                    1,629             (1,403)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,563             (1,463)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  72                332
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (6)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (28)               124
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             38                452
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,601             (1,011)

NET ASSETS AT BEGINNING OF PERIOD                      4,198              5,209
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         5,799    $         4,198
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             511                468
         Units Issued                                      8                 47
         Units Redeemed                                   (4)                (4)
                                             ---------------    ---------------
   Units outstanding at end of period                    515                511
                                             ===============    ===============

(n)  Previously known as Capital
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                 STI Classic Variable Trust            STI Classic Variable Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  STI Capital Appreciation                STI Growth & Income
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)           2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (923)   $             -    $            19    $             -
Net realized gains (losses)                               19                  -                 73                  -
Change in unrealized gains (losses)                   13,603                  -              8,731                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    12,699                  -              8,823                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             144,017                  -             46,223                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (91)                 -               (640)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   97,141                  -             62,253                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        241,067                  -            107,836                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    253,766                  -            116,659                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       253,766    $             -    $       116,659    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                                -                  -                  -                  -
         Units Issued                                 24,951                  -             10,623                  -
         Units Redeemed                               (1,276)                 -               (342)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 23,675                  -             10,281                  -
                                             ===============    ===============    ===============    ===============
                                       92

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 STI Classic Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                             STI
                                                    International Equity
                                             ----------------------------------
                                                2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             -    $             -
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                       28                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                        28                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -
Benefit payments                                           -                  -
Payments on termination                                 (104)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    1,067                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            963                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                        991                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $           991    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                                -                  -
         Units Issued                                     87                  -
         Units Redeemed                                   (6)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                     81                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                  STI Classic Variable Trust            STI Classic Variable Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  STI Investment Grade Bond                 STI Mid-Cap Equity
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003 (e)          2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           410    $             -    $            97    $             -
Net realized gains (losses)                                8                  -                351                  -
Change in unrealized gains (losses)                      227                  -              8,098                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       645                  -              8,546                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              73,153                  -             79,693                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (480)                 -                  -                  -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   43,124                  -             43,108                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        115,797                  -            122,801                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    116,442                  -            131,347                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       116,442    $             -    $       131,347    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                 11,684                  -             11,536                  -
         Units Redeemed                                  (51)                 -                (42)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 11,633                  -             11,494                  -
                                             ===============    ===============    ===============    ===============
                                       93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 STI Classic Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                 STI Small Cap Value Equity
                                             ----------------------------------
                                                  2003 (e)          2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (152)   $             -
Net realized gains (losses)                              243                  -
Change in unrealized gains (losses)                    8,969                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     9,060                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              40,929                  -
Benefit payments                                           -                  -
Payments on termination                                 (659)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   35,510                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         75,780                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     84,840                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        84,840    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  7,596                  -
         Units Redeemed                                 (653)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  6,943                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                                                             The Universal
                                                 STI Classic Variable Trust            Institutional Funds, Inc.
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                            STI
                                                     Value Income Stock                UIF Emerging Markets Equity
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            41    $             -    $      (402,274)   $      (338,590)
Net realized gains (losses)                               52                  -          1,968,347         (1,271,613)
Change in unrealized gains (losses)                    3,421                  -          9,951,847           (439,302)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,514                  -         11,517,920         (2,049,505)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              32,697                  -          1,465,997          3,687,715
Benefit payments                                           -                  -           (234,929)          (291,169)
Payments on termination                                 (640)                 -         (1,336,257)        (3,022,905)
Contract maintenance charge                                -                  -            (13,979)           (12,157)
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,973                  -            546,435          6,811,603
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         35,030                  -            427,267          7,173,087
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     38,544                  -         11,945,187          5,123,582

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         21,571,826         16,448,244
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        38,544    $             -    $    33,517,013    $    21,571,826
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          3,527,641          2,295,907
         Units Issued                                  3,488                  -         40,625,662         43,804,688
         Units Redeemed                                  (61)                 -        (40,451,774)       (42,572,954)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  3,427                  -          3,701,529          3,527,641
                                             ===============    ===============    ===============    ===============
                                       94

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       The Universal
                                                 Institutional Funds, Inc.
                                                        Sub-Account
                                             ----------------------------------
                                                     UIF Equity Growth
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (784,575)   $      (818,211)
Net realized gains (losses)                       (7,570,044)        (8,633,548)
Change in unrealized gains (losses)               18,904,775        (12,074,507)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                10,550,156        (21,526,266)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,332,912          2,489,217
Benefit payments                                  (1,131,646)          (750,474)
Payments on termination                           (4,152,530)        (5,310,256)
Contract maintenance charge                          (30,459)           (34,495)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,166,207         (3,359,565)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (1,815,516)        (6,965,573)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  8,734,640        (28,491,839)

NET ASSETS AT BEGINNING OF PERIOD                 47,599,623         76,091,462
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    56,334,263    $    47,599,623
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,462,039          8,236,135
         Units Issued                              2,795,881          2,288,996
         Units Redeemed                           (2,939,404)        (3,063,092)
                                             ---------------    ---------------
   Units outstanding at end of period              7,318,516          7,462,039
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       The Universal                         The Universal
                                                 Institutional Funds, Inc.              Institutional Funds, Inc.
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                  UIF
                                                       UIF High Yield                     International Magnum
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (3,796)   $        10,325    $      (338,048)   $       (98,393)
Net realized gains (losses)                              322               (317)         1,670,580           (408,573)
Change in unrealized gains (losses)                   53,246             (6,212)         6,293,183         (1,644,978)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    49,772              3,796          7,625,715         (2,151,944)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,698            100,151          1,106,327          8,685,600
Benefit payments                                           -                  -           (278,424)          (393,207)
Payments on termination                                    -             (2,707)        (1,805,815)        (2,748,963)
Contract maintenance charge                              (29)               (12)           (10,898)           (10,431)
Transfers among the sub-accounts
   and with the Fixed Account - net                  163,418              5,821          2,804,101         (4,065,044)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        165,087            103,253          1,815,291          1,467,955
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    214,859            107,049          9,441,006           (683,989)

NET ASSETS AT BEGINNING OF PERIOD                    111,342              4,293         19,087,765         19,771,754
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       326,201    $       111,342    $    28,528,771    $    19,087,765
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,634                410          2,992,918          2,501,671
         Units Issued                                 16,003             11,697         37,116,116         32,252,510
         Units Redeemed                                 (110)              (473)       (36,533,085)       (31,761,263)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 27,527             11,634          3,575,949          2,992,918
                                             ===============    ===============    ===============    ===============
                                       95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       The Universal
                                                  Institutional Funds, Inc.
                                                        Sub-Account
                                             ----------------------------------
                                                     UIF Mid Cap Growth
                                             ----------------------------------
                                                  2003            2002 (p) (s)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (271,789)   $       (36,711)
Net realized gains (losses)                          901,032             11,940
Change in unrealized gains (losses)                4,776,780           (526,080)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 5,406,023           (550,851)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,615,947          3,570,891
Benefit payments                                     (45,772)           (40,069)
Payments on termination                           (1,107,052)           (53,428)
Contract maintenance charge                           (4,580)              (224)
Transfers among the sub-accounts
   and with the Fixed Account - net               12,703,433          3,617,693
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     14,161,976          7,094,863
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 19,567,999          6,544,012

NET ASSETS AT BEGINNING OF PERIOD                  6,544,012                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    26,112,011    $     6,544,012
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         894,727                  -
         Units Issued                              9,473,810          3,817,453
         Units Redeemed                           (7,809,530)        (2,922,726)
                                             ---------------    ---------------
   Units outstanding at end of period              2,559,007            894,727
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       The Universal                          The Universal
                                                  Institutional Funds, Inc.              Institutional Funds, Inc.
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      UIF Mid Cap Value                   UIF U.S. Real Estate
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,486,913)   $    (1,170,829)   $      (840,864)   $       793,614
Net realized gains (losses)                          255,782         (5,305,644)         2,664,302            637,881
Change in unrealized gains (losses)               31,834,886        (19,271,179)        14,372,353         (3,541,619)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                30,603,755        (25,747,652)        16,195,791         (2,110,124)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,508,748         20,765,233          2,321,398          7,492,392
Benefit payments                                    (955,420)        (1,057,872)        (1,005,978)          (537,893)
Payments on termination                           (5,873,680)        (4,800,788)        (4,534,066)        (3,345,959)
Contract maintenance charge                          (34,986)           (25,132)           (22,313)           (16,173)
Transfers among the sub-accounts
   and with the Fixed Account - net               11,216,606         23,190,427          4,633,158         14,700,264
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      7,861,268         38,071,868          1,392,199         18,292,631
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 38,465,023         12,324,216         17,587,990         16,182,507

NET ASSETS AT BEGINNING OF PERIOD                 75,421,246         63,097,030         44,037,989         27,855,482
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   113,886,269    $    75,421,246    $    61,625,979    $    44,037,989
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      10,940,690          6,471,585          3,777,522          2,301,020
         Units Issued                             17,593,565         16,860,794         11,332,008          9,074,255
         Units Redeemed                          (16,675,200)       (12,391,689)       (11,227,354)        (7,597,753)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             11,859,055         10,940,690          3,882,176          3,777,522
                                             ===============    ===============    ===============    ===============
                                       96

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                               The Universal Institutional
                                                  Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                   UIF Active International
                                                     Allocation (Class II)
                                             ----------------------------------
                                                 2003 (o)           2002 (o)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        23,330    $             -
Net realized gains (losses)                          106,055                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   129,385                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,273,265                  -
Benefit payments                                           -                  -
Payments on termination                              (13,618)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net               (1,389,032)                 -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (129,385)                 -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                          -                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                170,207                  -
         Units Redeemed                             (170,207)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                      -                  -
                                             ===============    ===============

(o)  For the period beginning May 1, 2003 and ended October 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                The Universal Institutional            The Universal Institutional
                                                    Funds, Inc. (Class II)               Funds, Inc. (Class II)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        UIF Emerging                          UIF Emerging
                                                   Markets Debt (Class II)             Markets Equity (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)          2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (10,064)   $             -    $       (17,876)   $             -
Net realized gains (losses)                            2,602                  -             24,263                  -
Change in unrealized gains (losses)                  118,526                  -            533,279                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   111,064                  -            539,666                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,614,039                  -          2,608,320                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                               (4,843)                 -             (7,043)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  612,759                  -            901,767                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,221,955                  -          3,503,044                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,333,019                  -          4,042,710                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,333,019    $             -    $     4,042,710    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                218,781                  -            301,317                  -
         Units Redeemed                              (12,870)                 -            (29,235)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                205,911                  -            272,082                  -
                                             ===============    ===============    ===============    ===============
                                       97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                        UIF Equity and
                                                      Income (Class II)
                                             ----------------------------------
                                                2003 (a)            2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (5,510)   $             -
Net realized gains (losses)                           23,823                  -
Change in unrealized gains (losses)                  457,181                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   475,494                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           4,688,295                  -
Benefit payments                                     (50,452)                 -
Payments on termination                              (35,134)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,415,996                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,018,705                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  6,494,199                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,494,199    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                592,278                  -
         Units Redeemed                              (31,659)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                560,619                  -
                                             ===============    ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                The Universal Institutional           The Universal Institutional
                                                   Funds, Inc. (Class II)               Funds, Inc. (Class II)
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                            UIF                                UIF Global
                                                  Equity Growth (Class II)                Franchise (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (35,657)   $             -    $       (36,149)   $             -
Net realized gains (losses)                           20,807                  -             36,308                  -
Change in unrealized gains (losses)                  464,623                  -            832,831                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   449,773                  -            832,990                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           5,193,665                  -          6,558,012                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                              (39,123)                 -            (27,410)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,425,874                  -          1,893,480                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,580,416                  -          8,424,082                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,030,189                  -          9,257,072                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     7,030,189    $             -    $     9,257,072    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                673,037                  -            822,730                  -
         Units Redeemed                              (71,078)                 -            (64,463)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                601,959                  -            758,267                  -
                                             ===============    ===============    ===============    ===============
                                       98

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                            UIF
                                                  Mid Cap Growth (Class II)
                                             ----------------------------------
                                                2003 (a)            2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (54,109)   $             -
Net realized gains (losses)                           41,197                  -
Change in unrealized gains (losses)                  886,964                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   874,052                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,322,535                  -
Benefit payments                                           -                  -
Payments on termination                              (47,931)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,113,266                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      9,387,870                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 10,261,922                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    10,261,922    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                891,430                  -
         Units Redeemed                             (106,180)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                785,250                  -
                                             ===============    ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 The Universal Institutional         The Universal Institutional
                                                    Funds, Inc. (Class II)              Funds, Inc. (Class II)
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     UIF Small Company                      UIF U.S. Mid Cap
                                                      Growth (Class II)                     Value (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (51,897)   $             -    $       (89,384)   $             -
Net realized gains (losses)                          190,432                  -             22,693                  -
Change in unrealized gains (losses)                  748,108                  -          1,830,100                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   886,643                  -          1,763,409                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,721,748                  -         12,547,868                  -
Benefit payments                                      (5,167)                 -             (5,063)                 -
Payments on termination                              (36,994)                 -            (78,597)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,459,618                  -          3,896,590                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     10,139,205                  -         16,360,798                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 11,025,848                  -         18,124,207                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    11,025,848    $             -    $    18,124,207    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                844,610                  -          1,430,131                  -
         Units Redeemed                              (32,405)                 -            (73,678)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                812,205                  -          1,356,453                  -
                                             ===============    ===============    ===============    ===============
                                       99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                          UIF U.S.
                                                   Real Estate (Class II)
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (48,895)   $             -
Net realized gains (losses)                           23,286                  -
Change in unrealized gains (losses)                  841,833                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   816,224                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           6,247,338                  -
Benefit payments                                           -                  -
Payments on termination                              (32,334)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,302,665                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      8,517,669                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,333,893                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     9,333,893    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                811,979                  -
         Units Redeemed                              (80,835)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                731,144                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       Van Kampen Life                      Van Kampen Life
                                                       Investment Trust                    Investment Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        LIT Comstock                       LIT Domestic Income
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003             2002 (t)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (257,752)   $      (135,117)   $             -    $        54,866
Net realized gains (losses)                        1,372,946           (496,142)                 -            (34,418)
Change in unrealized gains (losses)               10,051,964         (1,405,972)                 -            (25,597)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                11,167,158         (2,037,231)                 -             (5,149)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,281,608          4,686,295                  -             88,379
Benefit payments                                    (112,608)           (34,986)                 -                  -
Payments on termination                           (3,764,646)          (733,731)                 -            (20,063)
Contract maintenance charge                          (19,723)            (6,539)                 -               (113)
Transfers among the sub-accounts
   and with the Fixed Account - net               29,256,770         18,033,120                  -           (809,297)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     28,641,401         21,944,159                  -           (741,094)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 39,808,559         19,906,928                  -           (746,243)

NET ASSETS AT BEGINNING OF PERIOD                 23,160,464          3,253,536                  -            746,243
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    62,969,023    $    23,160,464    $             -    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,807,188            271,535                  -             65,168
         Units Issued                              9,605,936          3,781,940                  -             36,378
         Units Redeemed                           (6,437,237)        (1,246,287)                 -           (101,546)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              5,975,887          2,807,188                  -                  -
                                             ===============    ===============    ===============    ===============
                                       100

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      Van Kampen Life
                                                     Investment Trust
                                                         Sub-Account
                                             ----------------------------------
                                                     LIT Emerging Growth
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,380,987)   $    (1,377,797)
Net realized gains (losses)                      (16,779,056)       (38,043,661)
Change in unrealized gains (losses)               38,351,461         (9,784,649)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                20,191,418        (49,206,107)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,233,393          3,924,887
Benefit payments                                  (1,295,881)        (1,616,652)
Payments on termination                           (7,500,061)       (11,076,917)
Contract maintenance charge                          (80,227)           (94,053)
Transfers among the sub-accounts
   and with the Fixed Account - net               (2,643,741)       (23,221,709)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (10,286,517)       (32,084,444)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,904,901        (81,290,551)

NET ASSETS AT BEGINNING OF PERIOD                 85,976,226        167,266,777
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    95,881,127    $    85,976,226
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      12,789,050         15,662,344
         Units Issued                             10,268,355          8,753,490
         Units Redeemed                          (11,374,655)       (11,626,784)
                                             ---------------    ---------------
   Units outstanding at end of period             11,682,750         12,789,050
                                             ===============    ===============

(t)  On May 1, 2002, LIT Domestic Income merged into LIT Government

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Van Kampen Life                       Van Kampen Life
                                                      Investment Trust                      Investment Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       LIT Government                       LIT Money Market
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (s)             2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        48,690    $        (9,351)   $       (26,151)   $        (3,965)
Net realized gains (losses)                           (2,588)             7,085                  -                  -
Change in unrealized gains (losses)                  (45,330)            64,151                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       772             61,885            (26,151)            (3,965)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              84,706             66,961            424,407            946,370
Benefit payments                                           -             (1,312)                 -                (66)
Payments on termination                              (81,596)           (54,147)          (889,453)          (589,145)
Contract maintenance charge                           (1,309)              (433)            (9,944)            (7,230)
Transfers among the sub-accounts
   and with the Fixed Account - net                  192,894          1,222,732           (709,123)           820,425
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        194,695          1,233,801         (1,184,113)         1,170,354
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    195,467          1,295,686         (1,210,264)         1,166,389

NET ASSETS AT BEGINNING OF PERIOD                  1,295,686                  -          4,198,773          3,032,384
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,491,153    $     1,295,686    $     2,988,509    $     4,198,773
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         121,786                  -            387,151            279,441
         Units Issued                                 82,749            172,934            271,807            472,392
         Units Redeemed                              (64,967)           (51,148)          (381,419)          (364,682)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                139,568            121,786            277,539            387,151
                                             ===============    ===============    ===============    ===============
                                       101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Van Kampen
                                                      Life Investment
                                                      Trust (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                       LIT Aggressive
                                                      Growth (Class II)
                                             ----------------------------------
                                                 2003 (a)           2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (16,171)   $             -
Net realized gains (losses)                            2,875                  -
Change in unrealized gains (losses)                  232,685                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   219,389                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,640,616                  -
Benefit payments                                           -                  -
Payments on termination                               (8,520)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  835,275                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      3,467,371                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  3,686,760                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,686,760    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                296,142                  -
         Units Redeemed                               (8,601)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                287,541                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                         Van Kampen                            Van Kampen
                                                      Life Investment                       Life Investment
                                                      Trust (Class II)                      Trust (Class II)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                             LIT Emerging
                                                   LIT Comstock (Class II)                 Growth (Class II)
                                             ----------------------------------    ----------------------------------
                                                  2003            2002 (p) (s)           2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (909,553)   $      (208,769)   $      (588,158)   $      (391,938)
Net realized gains (losses)                          527,332            (89,354)          (682,158)          (650,601)
Change in unrealized gains (losses)               22,205,550           (510,891)         8,482,824         (8,457,947)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                21,823,329           (809,014)         7,212,508         (9,500,486)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          43,824,914         16,723,518         10,416,361         10,913,748
Benefit payments                                    (793,736)           (84,215)          (237,976)          (486,630)
Payments on termination                           (2,467,782)          (384,138)        (1,148,954)          (747,486)
Contract maintenance charge                          (14,804)            (1,252)           (12,663)            (6,828)
Transfers among the sub-accounts
   and with the Fixed Account - net               36,259,338         23,317,005          5,077,063          6,934,526
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     76,807,930         39,570,918         14,093,831         16,607,330
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 98,631,259         38,761,904         21,306,339          7,106,844

NET ASSETS AT BEGINNING OF PERIOD                 38,761,904                  -         24,441,575         17,334,731
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   137,393,163    $    38,761,904    $    45,747,914    $    24,441,575
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,820,965                  -          4,520,479          2,120,331
         Units Issued                              9,858,734          5,705,466          2,526,237          3,941,389
         Units Redeemed                           (2,213,952)          (884,501)          (987,173)        (1,541,241)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             12,465,747          4,820,965          6,059,543          4,520,479
                                             ===============    ===============    ===============    ===============
                                       102

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Van Kampen
                                                     Life Investment
                                                     Trust (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                      LIT Growth and
                                                     Income (Class II)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (134,230)   $           (68)
Net realized gains (losses)                           16,302             (1,329)
Change in unrealized gains (losses)                2,659,641               (517)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 2,541,713             (1,914)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          18,342,662             10,894
Benefit payments                                     (31,939)                 -
Payments on termination                             (100,557)                 -
Contract maintenance charge                              (22)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                7,841,451             (4,420)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     26,051,595              6,468
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 28,593,308              4,554

NET ASSETS AT BEGINNING OF PERIOD                      4,554                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    28,597,862    $         4,554
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             503                  -
         Units Issued                              2,456,467              1,288
         Units Redeemed                             (147,941)              (785)
                                             ---------------    ---------------
   Units outstanding at end of period              2,309,029                503
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Allstate and Northbrook Life Insurance Company ("Northbrook Life") approved the merger of Northbrook Life into Allstate, which was effective January 1, 2003 (the "NLIC Merger"). In conjunction with the merger, the Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II, Separate Accounts of Northbrook Life, merged with the Account. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate sells three variable annuity contracts, SelectDirections, the Preferred Client Variable Annuity, and the Allstate Advisor (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Capital Appreciation                         (CONTINUED)
        AIM V.I. Core Equity                                     VIP Growth
        AIM V.I. Dent Demographics                               VIP High Income
        AIM V.I. Diversified Income                              VIP Index 500
        AIM V.I. Growth                                          VIP Investment Grade Bond
        AIM V.I. International Growth                            VIP Overseas
        AIM V.I. Premier Equity                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     AIM VARIABLE INSURANCE FUNDS SERIES II                   (SERVICE CLASS 2)
        AIM V.I. Basic Value II                                  VIP Equity-Income (Service Class 2)
        AIM V.I. Capital Appreciation II                         VIP Investment Grade Bond (Service
        AIM V.I. Premier Equity II                                 Class 2)
     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES                   VIP Overseas (Service Class 2)
      FUND                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE
        AllianceBernstein Growth (Previously known            PRODUCTS TRUST
            as Alliance Growth)                                  Franklin Growth and Income Securities
        AllianceBernstein Growth & Income                        Franklin Small Cap Value Securities
            (Previously known as Alliance Growth &               Mutual Shares Securities
            Income)                                              Templeton Developing Markets Securities
        AllianceBernstein Premier Growth                         Templeton Foreign Securities
            (Previously known as Alliance Premier           JANUS ASPEN SERIES (SERVICE SHARES)
            Growth)                                              International Value (Service Shares)
        AllianceBernstein Small Cap Value                          (Previously known as Global Value (Service
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                     Shares))
        VIP Contrafund

--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)                    MORGAN STANLEY VARIABLE INVESTMENT SERIES
      (CONTINUED)                                             (CLASS Y SHARES) (CONTINUED)
        Worldwide Growth (Service Shares)                       Capital Growth (Class Y Shares) (Merged
     LAZARD RETIREMENT SERIES, INC.                               into Money Market (Class Y Shares) on
        Emerging Markets                                          August 31, 2002)
     LSA VARIABLE SERIES TRUST                                  Dividend Growth (Class Y Shares)
        LSA Aggressive Growth                                   Equity (Class Y Shares)
        LSA Balanced                                            European Growth (Class Y Shares)
        LSA Basic Value                                         Global Advantage (Class Y Shares)
        LSA Blue Chip                                           Global Dividend Growth (Class Y Shares)
        LSA Capital Appreciation                                High Yield (Class Y Shares)
        LSA Capital Growth (Previously known as                 Income Builder (Class Y Shares)
           LSA Growth Equity)                                   Information (Class Y Shares)
        LSA Disciplined Equity (Merged with LSA                 Limited Duration (Class Y Shares)
           Equity Growth on April 30, 2003)                     Money Market (Class Y Shares)
        LSA Diversified Mid Cap                                 Pacific Growth (Class Y Shares)
        LSA Emerging Growth Equity                              Quality Income Plus (Class Y Shares)
        LSA Equity Growth (Previously known as                  S&P 500 Index (Class Y Shares)
           LSA Focused Equity)                                  Strategist (Class Y Shares)
        LSA Mid Cap Value                                       Utilities (Class Y Shares)
        LSA Value Equity                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     MFS VARIABLE INSURANCE TRUST                               Oppenheimer Bond
        MFS Bond                                                Oppenheimer Capital Appreciation
        MFS High Income                                         Oppenheimer Global Securities
        MFS Investors Trust                                     Oppenheimer High Income
        MFS New Discovery                                       Oppenheimer Main Street Small Cap
     MFS VARIABLE INSURANCE TRUST (SERVICE                        Growth
      CLASS)                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
        MFS New Discovery (Service Class)                     (SERVICE CLASS)
        MFS Utilities (Service Class)                           Oppenheimer Aggressive Growth (SC)
     MORGAN STANLEY VARIABLE INVESTMENT SERIES                  Oppenheimer Capital Appreciation (SC)
        Aggressive Equity                                       Oppenheimer Global Securities (SC)
        Capital Growth (Merged into Money Market                Oppenheimer High Income (SC)
          on August 31, 2002)                                   Oppenheimer International Growth (SC)*
        Dividend Growth                                         Oppenheimer Main Street (SC)
        Equity                                                  Oppenheimer Main Street Small Cap Growth
        European Growth                                           (SC)
        Global Advantage                                        Oppenheimer Multiple Strategies (SC)
        Global Dividend Growth                                  Oppenheimer Strategic Bond (SC)
        High Yield                                          PIMCO ADVISORS VARIABLE INSURANCE TRUST
        Income Builder                                        (PREVIOUSLY OCC ACCUMULATION TRUST)
        Information                                             OpCap Small Cap (Previously know as OCC
        Limited Duration                                          Small Cap)
        Money Market                                            PEA Science and Technology (Previously
        Pacific Growth                                            known as OCC Science and Technology)
        Quality Income Plus                                 PIMCO VARIABLE INSURANCE TRUST
        S&P 500 Index                                           Foreign Bond
        Strategist                                              Money Market
        Utilities                                               PIMCO Total Return
     MORGAN STANLEY VARIABLE INVESTMENT SERIES              PUTNAM VARIABLE TRUST
      (CLASS Y SHARES)                                          VT The George Putnam Fund of Boston
        Aggressive Equity (Class Y Shares)                      VT Global Asset Allocation
                                                                VT Growth and Income
                                                                VT Health Sciences

--------------------------------------------------------------------------------

     PUTNAM VARIABLE TRUST (CONTINUED)                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        VT High Yield                                         (CONTINUED)
        VT Income                                               UIF High Yield
        VT International Equity (previously known as            UIF International Magnum
           VT International Growth)                             UIF Mid Cap Growth
        VT International Growth and Income                      UIF Mid Cap Value
        VT Investors                                            UIF U.S. Real Estate
        VT Money Market                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        VT New Opportunities                                  (CLASS II)
        VT New Value                                            UIF Active International Allocation (Class II)
        VT Research                                               (Closed on 10/31/03)
        VT Small Cap Value                                      UIF Emerging Markets Debt (Class II)
        VT Utilities Growth and Income                          UIF Emerging Markets Equity (Class II)
        VT Vista                                                UIF Equity and Income (Class II)
        VT Voyager                                              UIF Equity Growth (Class II)
     RYDEX VARIABLE TRUST                                       UIF Global Franchise (Class II)
        Rydex OTC                                               UIF Mid Cap Growth (Class II)
     SALOMON BROTHERS VARIABLE SERIES FUNDS                     UIF Small Company Growth (Class II)
        Variable All Cap (Previously known as                   UIF U.S. Mid Cap Value (Class II)
            Capital)                                            UIF U.S. Real Estate (Class II)
     STI CLASSIC VARIABLE TRUST                             VAN KAMPEN LIFE INVESTMENT TRUST
        STI Capital Appreciation                                LIT Comstock
        STI Growth & Income                                     LIT Domestic Income (Merged into LIT
        STI International Equity                                  Government on May 1, 2002)
        STI Investment Grade Bond                               LIT Emerging Growth
        STI Mid-Cap Equity                                      LIT Government
        STI Small Cap Value Equity                              LIT Money Market
        STI Value Income Stock                              VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                    LIT Aggressive Growth (Class II)
        UIF Emerging Markets Equity                             LIT Comstock (Class II)
        UIF Equity Growth                                       LIT Emerging Growth (Class II)
                                                                LIT Growth and Income (Class II)

        * Fund was available, but had no net assets at December 31, 2003

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Allstate.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

--------------------------------------------------------------------------------

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%.

     Allstate has made investments in the funds of the Trust in order to establish and enhance the diversification of the funds within the Trust. Since Allstate did not purchase a variable annuity contract, no units were assigned to its interests and the expenses described in Note 4 are not deducted from Allstate's investment in the Trust. Additionally, such investments are not reflected in the financial highlights in Note 6.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Certain previously reported amounts have been reclassified to conform with the current period presentation.

3.   MERGER

     Allstate and Northbrook Life consummated the NLIC Merger on January 1, 2003. Allstate is the surviving legal entity and Northbrook Life ceased to exist as an independent entity as a result of the NLIC Merger. In conjunction with the NLIC Merger, the Northbrook Variable Annuity Account ("VA") and Northbrook Variable Annuity Account II ("VA II") merged with the Account. Collectively, the Account, VA, and VA II are referred to as the "Separate Accounts". The fixed accounts of VA and VA II also merged on January 1, 2003 with the Fixed Account maintained by Allstate.

--------------------------------------------------------------------------------

     At the time of the NLIC Merger, the VA, VA II and the Account offered 11, 53, and 58 variable sub-accounts, respectively. The eleven sub-accounts offered by VA were invested in the same underlying funds as eleven of the sub-accounts offered by VA II. Additionally, five sub-accounts offered by VA II were invested in the same underlying funds as five of the sub-accounts offered by the Account. Upon completion of the NLIC Merger, the Account offered 107 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The NLIC Merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the VA and VA II did not change as a result of the merger with the Account. Fees previously assessed by Northbrook Life are being assessed by Allstate subsequent to December 31, 2002. The table below presents the net assets applicable to the sub-accounts giving effect to the NLIC Merger as of December 31, 2002.

     The 2002 statements of changes in net assets for the Account have been restated to reflect the combined operations, capital transactions, and units outstanding data of the Separate Accounts. Additionally, the 2002 and 2001 financial highlights contained in Note 6 have been restated to reflect the combination.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                   PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Capital Appreciation        $          2,649,338  $                  -  $         21,154,818  $         23,804,156
      AIM V. I. Core Equity                            2,411,868                                                         2,411,868
      AIM V. I. Dent Demographics                          7,747                                                             7,747
      AIM V. I. Diversified Income                     1,036,826                                                         1,036,826
      AIM V. I. Growth                                                                            10,486,057            10,486,057
      AIM V. I. International Growth                   1,105,448                                                         1,105,448
      AIM V. I. Premier Equity                         1,966,890                                  43,535,051            45,501,941

Alliance Variable Product Series Fund
      Alliance Growth                                                                             12,173,298            12,173,298
      Alliance Growth & Income                                                                   135,646,350           135,646,350
      Alliance Premier Growth                                                                     29,035,477            29,035,477

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                   3,930,762                                                         3,930,762
      VIP Growth                                       3,443,125                                                         3,443,125
      VIP High Income                                    696,733                                                           696,733
      VIP Index 500                                    4,452,989                                                         4,452,989
      VIP Investment Grade Bond                        5,077,425                                                         5,077,425
      VIP Overseas                                     1,166,090                                                         1,166,090

Fidelity Variable Insurance Products Fund
  (Service Class 2)
      VIP Equity-Income (Service Class 2)                  7,222                                                             7,222
      VIP Investment Grade Bond
         (Service Class 2)                               129,151                                                           129,151
      VIP Overseas (Service Class 2)                       3,156                                                             3,156

Janus Aspen Series (Service Shares)
      Global Value (Service Shares)                        8,212                                                             8,212
      Worldwide Growth (Service Shares)                    8,662                                                             8,662

Lazard Retirement Series, Inc.
      Emerging Markets                                     5,176                                                             5,176

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
LSA Variable Series Trust
      LSA Aggressive Growth                 $          1,609,732  $                  -  $          1,902,072  $          3,511,804
      LSA Balanced                                     4,707,772                                                         4,707,772
      LSA Basic Value                                  1,889,631                                                         1,889,631
      LSA Blue Chip                                    1,787,336                                                         1,787,336
      LSA Capital Appreciation                         2,119,259                                                         2,119,259
      LSA Disciplined Equity                           6,552,583                                                         6,552,583
      LSA Diversified Mid Cap                          2,440,867                                                         2,440,867
      LSA Emerging Growth Equity                       2,922,350                                                         2,922,350
      LSA Focused Equity                               3,159,482                                                         3,159,482
      LSA Growth Equity                                3,587,419                                                         3,587,419
      LSA Mid Cap Value                                2,477,979                                                         2,477,979
      LSA Value Equity                                 4,598,389                                                         4,598,389

MFS Variable Insurance Trust
      MFS Bond                                         2,262,877                                                         2,262,877
      MFS High Income                                    446,764                                                           446,764
      MFS Investors Trust                              1,806,065                                                         1,806,065
      MFS New Discovery                                2,379,680                                                         2,379,680

MFS Variable Insurance Trust (Service
  Class)
      MFS New Discovery (Service Class)                    3,871                                                             3,871
      MFS Utilities (Service Class)                           86                                                                86

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                                           37,744,391            37,744,391
      Dividend Growth                                                       16,175,433           762,851,012           779,026,445
      Equity                                                                23,039,815           572,558,344           595,598,159
      European Growth                                                        3,838,954           178,747,148           182,586,102
      Global Advantage                                                               -            21,521,435            21,521,435
      Global Dividend Growth                                                 2,248,250           187,920,626           190,168,876
      High Yield                                                             2,422,542            41,082,879            43,505,421
      Income Builder                                                           255,457            46,838,848            47,094,305
      Information                                                                                  1,960,815             1,960,815
      Limited Duration                                                                            69,290,700            69,290,700
      Money Market                                                          10,387,894           391,619,468           402,007,362
      Pacific Growth                                                           291,483            18,027,664            18,319,147
      Quality Income Plus                                                    9,139,207           388,576,672           397,715,879
      S&P 500 Index                                                                              104,608,980           104,608,980
      Strategist                                                            15,900,893           336,030,851           351,931,744
      Utilities                                                              4,484,266           175,038,501           179,522,767

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
      Aggressive Equity (Class Y Shares)    $                  -  $                  -  $         17,226,203  $         17,226,203
      Dividend Growth (Class Y Shares)                                                            68,922,746            68,922,746
      Equity (Class Y Shares)                                                                     63,832,081            63,832,081
      European Growth (Class Y Shares)                                                            21,754,695            21,754,695
      Global Advantage (Class Y Shares)                                                            5,211,886             5,211,886
      Global Dividend Growth
        (Class Y Shares)                                                                          20,620,654            20,620,654
      High Yield (Class Y Shares)                                                                 10,638,797            10,638,797
      Income Builder (Class Y Shares)                                                             13,400,928            13,400,928
      Information (Class Y Shares)                                                                 5,043,719             5,043,719
      Limited Duration (Class Y Shares)                                                           70,980,957            70,980,957
      Money Market (Class Y Shares)                                                              131,413,323           131,413,323
      Pacific Growth (Class Y Shares)                                                              2,619,407             2,619,407
      Quality Income Plus
        (Class Y Shares)                                                                          99,129,739            99,129,739
      S&P 500 Index (Class Y Shares)                                                              61,908,782            61,908,782
      Strategist (Class Y Shares)                                                                 55,794,328            55,794,328
      Utilities (Class Y Shares)                                                                  19,653,084            19,653,084

OCC Accumulation Trust
      OCC Science and Technology                             921                                                               921
      OCC Small Cap                                          798                                                               798

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                 8,734,608                                                         8,734,608
      Oppenheimer Capital Appreciation                 4,902,477                                                         4,902,477
      Oppenheimer Global Securities                    4,402,396                                                         4,402,396
      Oppenheimer High Income                          1,061,681                                                         1,061,681
      Oppenheimer Main Street Small Cap
        Growth                                         2,077,937                                                         2,077,937

Oppenheimer Variable Account Funds
  (Service Class ("SC"))
      Oppenheimer Main Street Small Cap
        Growth (SC)                                        8,477                                                             8,477

PIMCO Variable Insurance Trust
      Foreign Bond                                       107,683                                                           107,683
      Money Market                                         6,886                                                             6,886
      Total Return                                       107,930                                                           107,930

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
      VT Growth and Income                  $                  -  $                  -  $         30,708,551  $         30,708,551
      VT High Yield                                      118,281                                                           118,281
      VT International Growth                                                                     48,013,703            48,013,703
      VT International Growth and Income                   3,155                                                             3,155
      VT Small Cap Value                                                                          20,193,705            20,193,705
      VT Voyager                                                                                  34,395,037            34,395,037

Rydex Variable Trust
      Rydex OTC                                               35                                                                35

Salomon Brothers Variable Series Funds
      Capital                                              4,198                                                             4,198

The Universal Institutional Funds, Inc.
      UIF Emerging Markets Equity                                                                 21,571,826            21,571,826
      UIF Equity Growth                                                                           47,599,623            47,599,623
      UIF International Magnum                                                                    19,087,765            19,087,765
      UIF Mid Cap Growth                                                                           6,544,012             6,544,012
      UIF Mid Cap Value                                                                           75,421,246            75,421,246
      UIF U.S. Real Estate                                                                        44,037,989            44,037,989
      Van Kampen UIF High Yield                          111,342                                                           111,342

Van Kampen Life Investment Trust
      LIT Comstock                                     3,456,420                                  19,704,044            23,160,464
      LIT Emerging Growth                              3,060,577                                  82,915,649            85,976,226
      LIT Government                                   1,295,686                                                         1,295,686
      LIT Money Market                                 4,198,773                                                         4,198,773

Van Kampen Life Investment Trust (Class II)
      LIT Comstock (Class II)                                                                     38,761,904            38,761,904
      LIT Emerging Growth (Class II)                                                              24,441,575            24,441,575
      LIT Growth and Income (Class II)                     4,554                                                             4,554
                                            --------------------  --------------------  --------------------  --------------------

         TOTAL NET ASSETS                   $        106,523,777  $         88,184,194  $      4,769,899,415  $      4,964,607,386
                                            ====================  ====================  ====================  ====================

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

     On March 12, 2004, the Board of Directors of Allstate approved the merger of the Allstate Life Insurance Company Separate Account A ("Separate Account A") into the Account (the "Prospective Merger"). Allstate will consummate the Propsective Merger on May 1, 2004. Collectively, the Account, and the Separate Account A are referred to as the "Separate Accounts".

     At December 31, 2003, the Separate Account A and the Account offered 51 and 149 variable sub-accounts, respectively. Thirty-eight of the sub-accounts offered by the Separate Account A were invested in the same underlying funds as 38 of the sub-accounts offered by the Account. Upon completion of the Prospective Merger on May 1, 2004, the Account will offer 162 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The Prospective Merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit fair values of the policyholders' interests in the sub-accounts. Additionally, the policies and related fee structures offered through the Account will not change as a result of the Merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Prospective Merger as of December 31, 2003.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Capital Appreciation                              $         33,541,482  $                  -  $         33,541,482
      AIM V. I. Core Equity                                                  2,904,307                     -             2,904,307
      AIM V. I. Dent Demographics                                               12,782                     -                12,782
      AIM V. I. Diversified Income                                           1,488,943                     -             1,488,943
      AIM V. I. Global Utilities                                            17,975,174                     -            17,975,174
      AIM V. I. International Growth                                         1,312,582                     -             1,312,582
      AIM V. I. Premier Equity                                              51,384,168                     -            51,384,168

AIM Variable Insurance Funds Series II
      AIM V. I. Basic Value II                                               7,386,036                     -             7,386,036
      AIM V. I. Capital Appreciation II                                      4,592,142                     -             4,592,142
      AIM V. I. Premier Equity II                                            2,358,115                     -             2,358,115

AllianceBernstein Variable Product Series Fund
      AllianceBernstein Growth                                              31,863,113                     -            31,863,113
      AllianceBernstein Growth & Income                                    207,152,036                     -           207,152,036
      AllianceBernstein Premier Growth                                      42,433,191                     -            42,433,191
      AllianceBernstein Small Cap Value                                     13,600,943                     -            13,600,943

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                                         6,105,592                     -             6,105,592
      VIP Growth                                                             5,050,877                     -             5,050,877
      VIP High Income                                                        1,461,039                     -             1,461,039
      VIP Index 500                                                          6,981,285                     -             6,981,285
      VIP Investment Grade Bond                                              5,069,868                     -             5,069,868
      VIP Overseas                                                           1,784,135                     -             1,784,135

Fidelity Variable Insurance Products Fund (Service Class 2)
      VIP Equity-Income (Service Class 2)                                        2,169                     -                 2,169
      VIP Investment Grade Bond (Service Class 2)                               24,991                     -                24,991
      VIP Overseas (Service Class 2)                                             6,888                     -                 6,888

Franklin Templeton Variable Insurance Products Trust
      Franklin Growth and Income Securities                                    759,402            37,132,163            37,891,565
      Franklin Small Cap                                                             -             3,451,732             3,451,732
      Franklin Small Cap Value Securities                                      338,737            20,237,104            20,575,841
      Mutual Shares Securities                                                 856,680            31,176,488            32,033,168
      Templeton Developing Markets Securities                                   74,489             6,824,462             6,898,951
      Templeton Foreign Securities                                             357,041            11,704,410            12,061,451
      Templeton Global Income Securities                                             -             2,737,267             2,737,267

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (Service Shares)
      International Value (Service Shares)                        $             32,989  $                  -  $             32,989

Lazard Retirement Series, Inc.
      Emerging Markets                                                           7,323                     -                 7,323

LSA Variable Series Trust
      LSA Aggressive Growth                                                  7,698,207             5,817,848            13,516,055
      LSA Balanced                                                           6,084,961                     -             6,084,961
      LSA Basic Value                                                        2,523,457                     -             2,523,457
      LSA Blue Chip                                                          2,239,215                     -             2,239,215
      LSA Capital Appreciation                                               2,761,516                     -             2,761,516
      LSA Capital Growth                                                     4,431,834                     -             4,431,834
      LSA Diversified Mid Cap                                                3,242,984                     -             3,242,984
      LSA Emerging Growth Equity                                             4,294,714                     -             4,294,714
      LSA Equity Growth                                                      3,908,673             3,545,799             7,454,472
      LSA Mid Cap Value                                                      3,463,611            11,269,986            14,733,597
      LSA Value Equity                                                       5,998,238                     -             5,998,238

MFS Variable Insurance Trust
      MFS Bond                                                               2,793,304                     -             2,793,304
      MFS High Income                                                          782,803                     -               782,803
      MFS Investors Trust                                                    2,398,288                     -             2,398,288
      MFS New Discovery                                                      3,315,071                     -             3,315,071

MFS Variable Insurance Trust (Service Class)
      MFS New Discovery (Service Class)                                          5,079                     -                 5,079
      MFS Utilities (Service Class)                                                115                     -                   115

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                     40,215,397                     -            40,215,397
      Dividend Growth                                                      820,639,080                     -           820,639,080
      Equity                                                               588,664,393                     -           588,664,393
      European Growth                                                      187,302,093                     -           187,302,093
      Global Advantage                                                      24,223,535                     -            24,223,535
      Global Dividend Growth                                               209,033,340                     -           209,033,340
      High Yield                                                            54,253,596                     -            54,253,596
      Income Builder                                                        49,256,169                     -            49,256,169
      Information                                                            4,836,908                     -             4,836,908
      Limited Duration                                                      61,419,633                     -            61,419,633
      Money Market                                                         237,222,386                     -           237,222,386
      Pacific Growth                                                        22,979,375                     -            22,979,375

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (continued)
      Quality Income Plus                                         $        340,872,162  $                  -  $        340,872,162
      S&P 500 Index                                                        127,914,358                     -           127,914,358
      Strategist                                                           366,548,791                     -           366,548,791
      Utilities                                                            165,008,970                     -           165,008,970

Morgan Stanley Variable Investment Series (Class Y Shares)
      Aggressive Equity (Class Y Shares)                                    25,091,166                     -            25,091,166
      Dividend Growth (Class Y Shares)                                     114,227,344                     -           114,227,344
      Equity (Class Y Shares)                                               98,664,916                     -            98,664,916
      European Growth (Class Y Shares)                                      35,784,953                     -            35,784,953
      Global Advantage (Class Y Shares)                                      9,194,190                     -             9,194,190
      Global Dividend Growth (Class Y Shares)                               46,679,829                     -            46,679,829
      High Yield (Class Y Shares)                                           33,806,498                     -            33,806,498
      Income Builder (Class Y Shares)                                       40,657,582                     -            40,657,582
      Information (Class Y Shares)                                          13,028,213                     -            13,028,213
      Limited Duration (Class Y Shares)                                    120,622,818                     -           120,622,818
      Money Market (Class Y Shares)                                         90,996,494                     -            90,996,494
      Pacific Growth (Class Y Shares)                                        7,364,292                     -             7,364,292
      Quality Income Plus (Class Y Shares)                                 136,406,124                     -           136,406,124
      S&P 500 Index (Class Y Shares)                                       127,060,639                     -           127,060,639
      Strategist (Class Y Shares)                                           87,272,377                     -            87,272,377
      Utilities (Class Y Shares)                                            25,294,915                     -            25,294,915

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                                       4,894,145                     -             4,894,145
      Oppenheimer Capital Appreciation                                       6,527,395                     -             6,527,395
      Oppenheimer Global Securities                                          5,790,956                     -             5,790,956
      Oppenheimer High Income                                                1,547,704                     -             1,547,704
      Oppenheimer Main Street Small Cap Growth                               3,423,442                     -             3,423,442

Oppenheimer Variable Account Funds (Service Class ("SC"))
      Oppenheimer Aggressive Growth (SC)                                        70,489             7,124,927             7,195,416
      Oppenheimer Capital Appreciation (SC)                                    332,965            14,863,083            15,196,048
      Oppenheimer Global Securities (SC)                                       101,582            13,382,794            13,484,376
      Oppenheimer High Income (SC)                                             198,261            13,816,732            14,014,993
      Oppenheimer Main Street (SC)                                             345,452            35,963,363            36,308,815
      Oppenheimer Main Street Small Cap Growth (SC)                            280,132            14,999,373            15,279,505
      Oppenheimer Multiple Strategies (SC)                                     244,536            17,413,379            17,657,915
      Oppenheimer Strategic Bond (SC)                                          349,475            32,018,300            32,367,775

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors Variable Insurance Trust
      OpCap Small Cap                                             $              1,425  $                  -  $              1,425
      PEA Science and Technology                                                   549                     -                   549

PIMCO Variable Insurance Trust
      Foreign Bond                                                               1,696                     -                 1,696
      Money Market                                                              13,921                     -                13,921
      PIMCO Total Return                                                         1,220                     -                 1,220

Putnam Variable Trust
      VT American Government Income                                                  -            83,024,615            83,024,615
      VT Capital Appreciation                                                        -            15,652,558            15,652,558
      VT Capital Opportunities                                                       -             1,360,644             1,360,644
      VT Discovery Growth                                                            -            19,925,067            19,925,067
      VT Diversified Income                                                          -            91,661,844            91,661,844
      VT Equity Income                                                               -             9,460,206             9,460,206
      VT The George Putnam Fund of Boston                                    4,859,799           201,856,112           206,715,911
      VT Global Asset Allocation                                                61,584            23,833,989            23,895,573
      VT Global Equity                                                               -            57,064,982            57,064,982
      VT Growth and Income                                                  48,212,408           573,008,661           621,221,069
      VT Growth Opportunities                                                        -            28,238,487            28,238,487
      VT Health Sciences                                                       105,398            81,050,078            81,155,476
      VT High Yield                                                            431,437            99,939,891           100,371,328
      VT Income                                                                200,978           198,373,066           198,574,044
      VT International Equity                                               70,507,555           149,694,802           220,202,357
      VT International Growth and Income                                         4,259            38,735,134            38,739,393
      VT International New Opportunities                                             -            27,875,145            27,875,145
      VT Investors                                                             853,069           175,307,083           176,160,152
      VT Mid Cap Value                                                               -             2,665,658             2,665,658
      VT Money Market                                                           53,938            84,878,424            84,932,362
      VT New Opportunities                                                     122,170           132,007,405           132,129,575
      VT New Value                                                               8,145           115,014,269           115,022,414
      VT OTC & Emerging Growth                                                       -            34,595,330            34,595,330
      VT Research                                                                6,829           108,184,220           108,191,049
      VT Small Cap Value                                                    39,107,614           113,163,350           152,270,964
      VT Utilities Growth and Income                                            33,264            40,076,228            40,109,492
      VT Vista                                                                  84,523            85,633,372            85,717,895
      VT Voyager                                                            48,115,607           344,692,792           392,808,399

Rydex Variable Trust
      Rydex OTC                                                                     51                     -                    51

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc.
      Variable All Cap                                            $              5,799  $                  -  $              5,799

STI Classic Varible Trust
      STI Capital Appreciation                                                 253,766                     -               253,766
      STI Growth & Income                                                      116,659                     -               116,659
      STI International Equity                                                     991                     -                   991
      STI Investment Grade Bond                                                116,442                     -               116,442
      STI Mid-Cap Equity                                                       131,347                     -               131,347
      STI Small Cap Value Equity                                                84,840                     -                84,840
      STI Value Income Stock                                                    38,544                     -                38,544

The Universal Institutional Funds, Inc.
      UIF Emerging Markets Equity                                           33,517,013                     -            33,517,013
      UIF Equity Growth                                                     56,334,263                     -            56,334,263
      UIF High Yield                                                           326,201                     -               326,201
      UIF International Magnum                                              28,528,771                     -            28,528,771
      UIF Mid Cap Growth                                                    26,112,011                     -            26,112,011
      UIF Mid Cap Value                                                    113,886,269                     -           113,886,269
      UIF U. S. Real Estate                                                 61,625,979                     -            61,625,979

The Universal Institutional Funds, Inc. (Class II)
      UIF Emerging Markets Debts (Class II)                                  2,333,019             1,963,110             4,296,129
      UIF Emerging Markets Equity (Class II)                                 4,042,710                     -             4,042,710
      UIF Equity and Income (Class II)                                       6,494,199                     -             6,494,199
      UIF Equity Growth (Class II)                                           7,030,189                     -             7,030,189
      UIF Global Franchise (Class II)                                        9,257,072                     -             9,257,072
      UIF Mid Cap Growth (Class II)                                         10,261,922                     -            10,261,922
      UIF Small Company Growth (Class II)                                   11,025,848             3,036,254            14,062,102
      UIF U.S. Mid Cap Value (Class II)                                     18,124,207                     -            18,124,207
      UIF U.S. Real Estate (Class II)                                        9,333,893             9,232,681            18,566,574

Van Kampen Life Investment Trust
      LIT Comstock                                                          62,969,023                     -            62,969,023
      LIT Emerging Growth                                                   95,881,127                     -            95,881,127
      LIT Government                                                         1,491,153                     -             1,491,153
      LIT Money Market                                                       2,988,509                     -             2,988,509

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life investment Trust (Class II)
      LIT Aggressive Growth (Class II)                            $          3,686,760  $                  -  $          3,686,760
      LIT Comstock (Class II)                                              137,393,163                     -           137,393,163
      LIT Emerging Growth (Class II)                                        45,747,914             8,658,238            54,406,152
      LIT Growth and Income (Class II)                                      28,597,862            27,799,801            56,397,663
                                                                  --------------------  --------------------  --------------------

        TOTAL NET ASSETS                                          $      5,830,034,563  $      3,271,142,706  $      9,101,177,269
                                                                  ====================  ====================  ====================

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.60% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.19% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1%-7% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                     Purchases
                                                                                  ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Capital Appreciation                                              $    30,336,839
      AIM V. I. Core Equity                                                               348,641
      AIM V. I. Dent Demographics                                                           2,484
      AIM V. I. Diversified Income                                                        691,100
      AIM V. I. Growth                                                                 18,455,479
      AIM V. I. International Growth                                                      104,493
      AIM V. I. Premier Equity                                                          7,528,471

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V.I. Basic Value II (a)                                                       6,923,800
      AIM V.I. Capital Appreciation II (a)                                              4,709,354
      AIM V.I. Premier Equity II (a)                                                    2,589,492

Investments in the AllianceBernstein Variable Product Series Sub-Accounts:
      AllianceBernstein Growth (b)                                                     32,307,445
      AllianceBernstein Growth & Income (c)                                           116,617,700
      AllianceBernstein Premier Growth (d)                                             20,199,415
      AllianceBernstein Small Cap Value (a)                                            12,243,873

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Contrafund                                                                    1,666,000
      VIP Growth                                                                        1,040,477
      VIP High Income                                                                     668,881
      VIP Index 500                                                                     2,383,378
      VIP Investment Grade Bond                                                         1,642,205
      VIP Overseas                                                                        291,300

Investments in the Fidelity Variable Insurance Products Fund (Service
  Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                                     236
      VIP Investment Grade Bond (Service Class 2)                                          28,351
      VIP Overseas (Service Class 2)                                                        2,296

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
      Franklin Growth and Income Securities (e)                                           708,237
      Franklin Small Cap Value Securities (e)                                             320,041
      Mutual Shares Securities (e)                                                        822,454
      Templeton Developing Markets Securities (e)                                          66,037
      Templeton Foreign Securities (e)                                                    343,021

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income
(d) Previously known as Alliance Premier Growth
(e) For the period beginning July 15, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      International Value (Service Shares) (f)                                    $        21,182
      Worldwide Growth (Service Shares)                                                        48

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                                         32

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth                                                             3,175,124
      LSA Balanced                                                                         68,236
      LSA Basic Value                                                                       2,149
      LSA Blue Chip                                                                         3,389
      LSA Capital Appreciation                                                                961
      LSA Capital Growth (g)                                                                8,562
      LSA Disciplined Equity (h)                                                               26
      LSA Diversified Mid Cap                                                               3,568
      LSA Emerging Growth Equity                                                            2,280
      LSA Equity Growth (i)                                                                 6,601
      LSA Mid Cap Value                                                                   132,643
      LSA Value Equity                                                                     78,651

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Bond                                                                          1,148,925
      MFS High Income                                                                     336,828
      MFS Investors Trust                                                                 383,905
      MFS New Discovery                                                                   573,789

Investments in the MFS Variable Insurance Trust (Service Class)
  Sub-Account:
      MFS Utilities (Service Class)                                                             2

Investments in the Morgan Stanley Variable Investment Series
  Sub-Accounts:
      Aggressive Equity                                                                 9,448,585
      Dividend Growth                                                                  69,501,559
      Equity                                                                           32,067,561
      European Growth                                                                  39,909,688
      Global Advantage                                                                 20,005,935
      Global Dividend Growth                                                          121,050,654
      High Yield                                                                       72,946,729
      Income Builder                                                                   12,167,293
      Information                                                                      11,213,784

(f) Previously known as Global Value (Service Shares)
(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(i) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the Morgan Stanley Variable Investment Series
  Sub-Accounts (continued):
      Limited Duration                                                            $    52,172,049
      Money Market                                                                    728,059,974
      Pacific Growth                                                                   44,166,552
      Quality Income Plus                                                             146,818,954
      S&P 500 Index                                                                    86,965,905
      Strategist                                                                       20,613,337
      Utilities                                                                        35,730,631

Investments in the Morgan Stanley Variable Investment Series (Class Y
  Shares) Sub-Accounts:
      Aggressive Equity (Class Y Shares)                                               21,165,413
      Dividend Growth (Class Y Shares)                                                 34,849,235
      Equity (Class Y Shares)                                                          27,117,255
      European Growth (Class Y Shares)                                                 93,772,270
      Global Advantage (Class Y Shares)                                                 3,081,458
      Global Dividend Growth (Class Y Shares)                                          20,467,908
      High Yield (Class Y Shares)                                                      26,430,235
      Income Builder (Class Y Shares)                                                  26,116,571
      Information (Class Y Shares)                                                      5,831,212
      Limited Duration (Class Y Shares)                                                78,110,278
      Money Market (Class Y Shares)                                                   362,853,773
      Pacific Growth (Class Y Shares)                                                 145,305,303
      Quality Income Plus (Class Y Shares)                                             72,561,729
      S&P 500 Index (Class Y Shares)                                                   54,456,726
      Strategist (Class Y Shares)                                                      23,403,230
      Utilities (Class Y Shares)                                                        5,838,557

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Bond                                                                  1,563,014
      Oppenheimer Capital Appreciation                                                    805,479
      Oppenheimer Global Securities                                                       484,349
      Oppenheimer High Income                                                             523,038
      Oppenheimer Main Street Small Cap Growth                                            757,917

Investments in the Oppenheimer Variable Account Funds (Service
  Class ("SC")) Sub-Accounts:
      Oppenheimer Aggressive Growth (SC) (e)                                               86,788
      Oppenheimer Capital Appreciation (SC) (e)                                           317,846
      Oppenheimer Global Securities (SC) (e)                                               94,384
      Oppenheimer High Income (SC) (e)                                                    193,647
      Oppenheimer Main Street (SC) (e)                                                    330,967
      Oppenheimer Main Street Small Cap Growth (SC)                                       255,401
      Oppenheimer Multiple Strategies (SC) (e)                                            237,530
      Oppenheimer Strategic Bond (SC) (e)                                                 342,757

(e) For the period beginning July 15, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the PIMCO Advisors Variable Insurance Trust Sub-Account (j):
      OpCap Small Cap (k)                                                         $           249

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                            980
      Money Market                                                                         10,938
      PIMCO Total Return                                                                    1,080

Investments in the Putnam Variable Trust Sub-Accounts:
      VT The George Putnam Fund of Boston (a)                                           5,064,427
      VT Global Asset Allocation (e)                                                       57,670
      VT Growth and Income                                                             49,018,634
      VT Health and Sciences (e)                                                           99,398
      VT High Yield                                                                       268,121
      VT Income (e)                                                                       198,350
      VT International Equity (m)                                                      84,860,100
      VT International Growth and Income                                                       61
      VT Investors (a)                                                                    835,797
      VT Money Market                                                                      68,828
      VT New Opportunities (e)                                                            119,795
      VT New Value                                                                          7,583
      VT Research                                                                          11,030
      VT Small Cap Value                                                               67,625,294
      VT Utilities Growth and Income (e)                                                   30,339
      VT Vista (e)                                                                        106,726
      VT Voyager                                                                       35,173,332

Investments in the Salomon Brothers Variable Series Funds Sub-Account:
      Variable All Cap (n)                                                                     78

Investment in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation (e)                                                        241,026
      STI Growth & Income (e)                                                             109,834
      STI International Equity (e)                                                            962
      STI Investment Grade Bond (e)                                                       117,008
      STI Mid-Cap Equity (e)                                                              126,459
      STI Small Cap Value Equity (e)                                                       78,066
      STI Value Income Stock (e)                                                           46,094

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(m) Previously known as VT International Growth
(n) Previously known as Capital

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      UIF Emerging Markets Equity                                                 $   243,855,189
      UIF Equity Growth                                                                16,743,293
      UIF High Yield                                                                      166,149
      UIF International Magnum                                                        207,452,064
      UIF Mid Cap Growth                                                               54,903,695
      UIF Mid Cap Value                                                                91,812,906
      UIF U.S. Real Estate                                                             92,774,926

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
      UIF Active International Allocation (Class II) (o)                                1,797,743
      UIF Emerging Markets Debt (Class II) (a)                                          2,331,929
      UIF Emerging Markets Equity (Class II) (a)                                        3,733,880
      UIF Equity and Income (Class II) (a)                                              6,599,288
      UIF Equity Growth (Class II) (a)                                                  7,048,261
      UIF Global Franchise (Class II) (a)                                               8,921,612
      UIF Mid Cap Growth (Class II) (a)                                                 9,908,347
      UIF Small Company Growth (Class II) (a)                                          10,477,398
      UIF U.S. Mid Cap Value (Class II) (a)                                            16,691,201
      UIF U.S. Real Estate (Class II) (a)                                               8,799,748

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
      LIT Comstock                                                                     65,825,030
      LIT Emerging Growth                                                              66,423,594
      LIT Government                                                                      808,553
      LIT Money Market                                                                  2,403,408

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
      LIT Aggressive Growth (Class II) (a)                                              3,513,705
      LIT Comstock (Class II)                                                          85,340,237
      LIT Emerging Growth (Class II)                                                   17,592,603
      LIT Growth and Income (Class II)                                                 26,440,998
                                                                                  ---------------

                                                                                  $ 4,075,825,877
                                                                                  ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administration expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               The 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Capital Appreciation
       2003                           5,309  $   6.63 - $  10.23   $   33,541            0.00%   0.70% -    2.30%   26.54% -  28.62%
       2002                           4,795      5.15 -     8.09       23,804            0.00    0.70  -    2.30   -24.88  - -19.13
       2001                           3,787      6.86 -     9.21       25,393            0.00    0.70  -    2.20   -23.82  -  -7.94
    AIM V. I. Core Equity
       2003                             357      8.01 -     8.15        2,904            0.99    1.25  -    1.65    22.39  -  22.88
       2002                             364      6.54 -     6.63        2,412            0.35    1.25  -    1.65   -16.97  - -16.63
       2001                             323      7.88 -     7.96        2,572            0.07    1.25  -    1.65   -24.11  - -23.80

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Dent
      Demographics
       2003                               1  $  11.27 - $  11.27   $       13            0.00% 1.50%   -    1.50%   35.41% -  35.41%
       2002                               1      8.32 -     8.32            8            0.00  1.50    -    1.50   -33.22  - -33.22
       2001 (u)                           1     12.46 -    12.46            6            0.00  1.50    -    1.50    24.59  -  24.59
    AIM V. I. Diversified
      Income
       2003                             135     11.00 -    11.09        1,489            7.09  1.25    -    1.45     7.67  -   7.88
       2002                             101     10.21 -    10.28        1,037            9.05  1.25    -    1.45     0.83  -   1.03
       2001                              68     10.13 -    10.18          693            9.05  1.25    -    1.45     2.09  -   2.30
    AIM V. I. Growth
       2003                           4,109      4.83 -     7.63       17,975            0.00  0.70    -    2.20    28.39  -  30.32
       2002                           3,081      3.70 -     5.94       10,486            0.00  0.70    -    2.20   -32.48  - -31.45
       2001                           2,275      5.40 -     8.80       11,267            0.26  0.70    -    2.20   -34.35  - -11.96
    AIM V. I. International
      Growth
       2003                             152      8.50 -     8.65        1,313            0.52  1.25    -    1.65    26.95  -  27.46
       2002                             163      6.70 -     6.79        1,105            0.64  1.25    -    1.65   -17.06  - -16.72
       2001                             141      8.07 -     8.15        1,147            0.42  1.25    -    1.65   -24.79  - -24.49
    AIM V. I. Premier
      Equity
       2003                           8,327      6.49 -     7.80       51,384            0.29  0.70    -    2.20    22.36  -  24.21
       2002                           9,117      5.23 -     6.37       45,502            0.39  0.70    -    2.20   -31.78  - -30.75
       2001                           8,445      7.55 -     9.34       60,754            0.17  0.70    -    2.20   -13.18  -  -6.61

Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts:
    AIM V. I. Basic
      Value II
       2003 (a)                         573     12.81 -    12.92        7,386            0.00  1.29    -    2.59    28.08  -  29.22
    AIM V. I. Capital
      Appreciation II
       2003 (a)                         375     12.16 -    12.27        4,592            0.00  1.29    -    2.59    21.60  -  22.68
    AIM V. I. Premier
      Equity II
       2003 (a)                         201     11.68 -    11.78        2,358            0.39  1.29    -    2.59    16.81  -  17.85

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
    AllianceBernstein
      Growth (b)
       2003                           4,787  $   6.18 - $  12.37   $   31,863            0.00% 0.70%   -    2.59%   23.69% -  33.76%
       2002                           2,805      4.62 -     6.39       12,173            0.00  0.70    -    2.20   -29.83  - -28.77
       2001                           2,582      6.49 -     9.10       15,817            0.22  0.70    -    2.20   -35.14  -  -8.99
    AllianceBernstein
      Growth & Income (c)
       2003                          20,088     11.83 -    12.20      207,152            0.79  0.70    -    2.59    22.04  -  31.26
       2002                          17,354      8.05 -     9.01      135,646            0.58  0.70    -    2.30   -22.81  - -19.52
       2001                          14,042      9.49 -    11.68      145,030            0.47  0.70    -    2.20    -5.10  -  -0.55
    AllianceBernstein
      Premier Growth (d)
       2003                           7,152      6.01 -    11.41       42,433            0.00  0.70    -    2.59    14.10  -  22.51
       2002                           6,459      4.91 -     6.28       29,035            0.00  0.70    -    2.20   -32.35  - -31.32
       2001                           5,850      7.14 -     9.29       38,131            0.00  0.70    -    2.20   -17.98  -  -7.12
    AllianceBernstein
      Small Cap Value
       2003 (a)                       1,000     13.52 -    13.64       13,601            0.10  1.29    -    2.59    35.21  -  36.42

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Contrafund
       2003                             585     10.28 -    10.46        6,106            0.40  1.25    -    1.65    26.36  -  26.87
       2002                             478      8.14 -     8.25        3,931            0.80  1.25    -    1.65   -10.83  - -10.48
       2001                             374      9.12 -     9.21        3,435            0.42  1.25    -    1.65   -13.69  - -13.34
    VIP Growth
       2003                             630      7.90 -     8.04        5,051            0.24  1.25    -    1.65    30.68  -  31.20
       2002                             563      6.04 -     6.13        3,443            0.25  1.25    -    1.65   -31.25  - -30.98
       2001                             510      8.79 -     8.88        4,521            0.05  1.25    -    1.65   -19.01  - -18.68
    VIP High Income
       2003                             168      8.55 -     8.70        1,461            5.19  1.25    -    1.65   -14.50  -  25.69
       2002                             101      6.88 -     6.92          697            9.55  1.25    -    1.45     1.95  -   2.16
       2001                              81      6.71 -     6.78          549            8.48  1.25    -    1.65   -32.87  - -12.84

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income
(d) Previously known as Alliance Premier Growth

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
    VIP Index 500
      2003                              827  $   8.31 - $   8.46   $    6,981            1.26% 1.25%   -    1.65%   26.31% -  26.82%
      2002                              669      6.58 -     6.67        4,453            1.16  1.25    -    1.65   -23.52  - -23.22
      2001                              493      8.60 -     8.69        4,279            0.69  1.25    -    1.65   -13.55  - -13.20
    VIP Investment Grade
     Bond
      2003                              379     13.17 -    13.41        5,070            3.99  1.25    -    1.65     3.48  -   3.90
      2002                              394     12.73 -    12.90        5,077            3.02  1.25    -    1.65     8.54  -   8.97
      2001                              267     11.73 -    11.84        3,154            2.84  1.25    -    1.65     6.68  -   7.11
    VIP Overseas
      2003                              198      8.87 -     9.03        1,784            0.73  1.25    -    1.65   -11.32  -  41.59
      2002                              183      6.33 -     6.37        1,166            0.80  1.25    -    1.45   -21.43  - -21.27
      2001                              162      8.02 -     8.10        1,308            3.42  1.25    -    1.65   -22.47  - -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Equity-Income
     (Service Class 2)
       2003                              <1     11.44 -    11.44            2            2.73  1.50    -    1.50    28.08  -  28.08
       2002                               1      8.93 -     8.93            7            0.53  1.50    -    1.50   -18.40  - -18.40
       2001 (u)                          <1     10.94 -    10.94            1            0.00  1.50    -    1.50     9.41  -   9.41
    VIP Investment Grade
     Bond (Service
     Class 2)
       2003                               2     11.15 -    11.15           25            6.41  1.50    -    1.50     3.37  -   3.37
       2002                              12     10.79 -    10.79          129            0.62  1.50    -    1.50     8.44  -   8.44
       2001 (u)                           1      9.95 -     9.95            9            0.00  1.50    -    1.50    -0.53  -  -0.53
    VIP Overseas
     (Service Class 2)
       2003                               1     12.14 -    12.14            7            0.34  1.50    -    1.50    40.89  -  40.89
       2002                              <1      8.62 -     8.62            3            0.85  1.50    -    1.50   -21.65  - -21.65
       2001 (u)                          <1     11.00 -    11.00            1            0.00  1.50    -    1.50     9.98  -   9.98

(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Growth and
      Income Securities
       2003 (e)                          57  $  13.38 - $  13.48   $      759            0.00% 1.29%   -    1.89%   33.76% -  34.75%
    Franklin Small Cap
      Value Securities
       2003 (e)                          23     14.48 -    14.65          339            0.00  1.29    -    2.34    44.80  -  46.53
    Mutual Shares
      Securities
       2003 (e)                          67     12.61 -    12.77          857            0.00  1.29    -    2.34    26.15  -  27.65
    Templeton Developing
      Markets Securities
       2003 (e)                           4     16.80 -    16.98           74            0.00  1.29    -    2.14    68.02  -  69.79
    Templeton Foreign
      Securities
       2003 (e)                          26     13.52 -    13.68          357            0.00  1.29    -    2.34    35.22  -  36.83

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    International Value
      (Service Shares) (f)
       2003                               2     13.42 -    13.42           33            0.28  1.50    -    1.50    31.39  -  31.39
       2002                               1     10.21 -    10.21            8            0.93  1.50    -    1.50     2.10  -   2.10
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    Worldwide Growth
      (Service Shares)
       2003                               -       N/A -      N/A            -            1.18  1.50    -    1.50      N/A  -    N/A
       2002                               1      8.27 -     8.27            9            1.27  1.50    -    1.50   -17.35  - -17.35
       2001 (u) (v)                       -       N/A -      N/A            -            0.00  1.50    -    1.50      N/A  -    N/A

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(f) Previously known as Global Value (Service Shares)
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
    Emerging Markets
       2003                             < 1  $  17.68 - $  17.68   $        7            0.05% 1.50%   -    1.50%   50.65% -  50.65%
       2002                             < 1     11.73 -    11.73            5            0.61  1.50    -    1.50    -2.98  -  -2.98
       2001 (u)                         < 1     12.09 -    12.09            5            0.81  1.50    -    1.50    20.95  -  20.95

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
    LSA Aggressive
       Growth
       2003                             548      9.85 -    10.08        5,476            0.00  0.83    -    2.20    35.68  -  37.55
       2002                             260      7.26 -     7.33        1,909            0.00  0.83    -    2.20   -27.40  - -26.73
       2001 (u)                         < 1     11.48 -    11.48            4            0.00  1.50    -    1.50    14.82  -  14.82
    LSA Balanced
       2003                               1     10.43 -    10.43            9            1.23  1.50    -    1.50    27.29  -  27.29
       2002                               1      8.20 -     8.20            6            1.22  1.50    -    1.50   -19.53  - -19.53
       2001                             < 1     10.19 -    10.19            3            1.87  1.50    -    1.50     1.86  -   1.86
    LSA Basic Value
       2003                               1     11.62 -    11.62            8            0.00  1.50    -    1.50    31.42  -  31.42
       2002                             < 1      8.84 -     8.84            4            0.00  1.50    -    1.50   -22.88  - -22.88
       2001 (u)                         < 1     11.46 -    11.46            2            0.03  1.50    -    1.50    14.64  -  14.64
    LSA Blue Chip
       2003                               2     10.06 -    10.06           16            0.02  1.50    -    1.50    23.36  -  23.36
       2002                               2      8.16 -     8.16           12            0.00  1.50    -    1.50   -27.30  - -27.30
       2001 (u)                           1     11.22 -    11.22            6            0.00  1.50    -    1.50    12.22  -  12.22
    LSA Capital Appreciation
       2003                               1     11.44 -    11.44           17            0.00  1.50    -    1.50    28.39  -  28.39
       2002                               1      8.91 -     8.91           13            0.00  1.50    -    1.50   -29.73  - -29.73
       2001 (u)                         < 1     12.68 -    12.68            5            0.00  1.50    -    1.50    26.82  -  26.82
    LSA Capital Growth (g)
       2003                             < 1      9.99 -     9.99            1            0.21  1.50    -    1.50    21.69  -  21.69
       2002                             < 1      8.21 -     8.21            1            0.03  1.50    -    1.50   -25.51  - -25.51
       2001                             < 1     11.02 -    11.02          < 1            0.00  1.50    -    1.50    10.24  -  10.24
    LSA Disciplined Equity
       2003 (h)                           -      8.50 -     8.50            -            0.00  1.50    -    1.50     4.23  -   4.23
       2002                               1      8.16 -     8.16            6            0.41  1.50    -    1.50   -26.38  - -26.38
       2001                               1     11.08 -    11.08            6            0.22  1.50    -    1.50    10.83  -  10.83

(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
    LSA Diversified Mid Cap
       2003                               1  $  12.38 - $  12.38   $       11            0.07% 1.50%   -    1.50%   30.81% -  30.81%
       2002                               1      9.47 -     9.47            7            0.08  1.50    -    1.50   -20.46  - -20.46
       2001 (u)                         < 1     11.90 -    11.90            5            0.13  1.50    -    1.50    19.01  -  19.01
    LSA Emerging Growth
      Equity
       2003                               1     10.91 -    10.91            8            0.00  1.50    -    1.50    44.73  -  44.73
       2002                               1      7.54 -     7.54            5            0.00  1.50    -    1.50   -42.77  - -42.77
       2001                               1     13.17 -    13.17           10            0.03  1.50    -    1.50    31.69  -  31.69
    LSA Equity Growth (i)
       2003                               1      9.33 -     9.33            9            0.00  1.50    -    1.50    21.62  -  21.62
       2002                             < 1      7.67 -     7.67            1            0.00  1.50    -    1.50   -30.87  - -30.87
       2001                             < 1     11.10 -    11.10            1            0.06  1.50    -    1.50    11.02  -  11.02
    LSA Mid Cap Value
       2003                             < 1     15.04 -    15.04            2            0.09  1.50    -    1.50    37.68  -  37.68
       2002                             < 1     10.92 -    10.92            2            0.20  1.50    -    1.50     9.21  -   9.21
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    LSA Value Equity
       2003                               1     10.90 -    10.90            7            1.48  1.50    -    1.50    28.49  -  28.49
       2002                               1      8.49 -     8.49            5            0.00  1.50    -    1.50   -23.34  - -23.34
       2001                               1     11.07 -    11.07            9            0.49  1.50    -    1.50    10.71  -  10.71

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
    MFS Bond
       2003                             209     13.15 -    13.38        2,793            5.69  1.25    -    1.65     7.55  -   7.98
       2002                             183     12.22 -    12.39        2,263            5.84  1.25    -    1.65     7.14  -   7.57
       2001                             121     11.41 -    11.52        1,394            4.58  1.25    -    1.65     6.92  -   7.35
    MFS High Income
       2003                              71     10.93 -    11.12          783            4.07  1.25    -    1.65    16.03  -  16.49
       2002                              47      9.42 -     9.55          447            7.56  1.25    -    1.65     0.89  -   1.29
       2001                              36      9.33 -     9.42          341            6.88  1.25    -    1.65     0.39  -   0.80
    MFS Investors Trust
       2003                             298      7.94 -     8.08        2,398            0.62  1.25    -    1.65    20.15  -  20.63
       2002                             270      6.60 -     6.70        1,806            0.60  1.25    -    1.65   -33.95  - -21.95
       2001                             215      8.54 -     8.58        1,844            0.43  1.25    -    1.45   -17.17  - -17.00

(i) Previously known as LSA Focused Equity
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
    MFS New Discovery
       2003                             265  $  12.35 - $  12.57   $    3,315            0.00% 1.25%   -    1.65%   31.53% -  32.06%
       2002                             251      9.39 -     9.52        2,380            0.00  1.25    -    1.65   -32.75  - -32.48
       2001                             201     13.96 -    14.09        2,830            0.00  1.25    -    1.65    -6.59  -  -6.22

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS New Discovery
      (Service Class)
       2003                             < 1     11.34 -    11.34            5            0.00  1.50    -    1.50    31.43  -  31.43
       2002                             < 1      8.63 -     8.63            4            0.00  1.50    -    1.50   -32.83  - -32.83
       2001 (u)                         < 1     12.85 -    12.85            1            0.00  1.50    -    1.50    28.50  -  28.50
    MFS Utilities (Service Class)
       2003                             < 1     10.21 -    10.21          < 1            1.99  1.50    -    1.50    33.54  -  33.54
       2002                             < 1      7.64 -     7.64          < 1            2.33  1.50    -    1.50   -23.57  - -23.57
       2001 (u) (v)                       -       N/A -      N/A            -            0.00  1.50    -    1.50      N/A  -    N/A

Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts:
    Aggressive Equity
       2003                           4,391      6.65 -     6.89       40,215            0.01  0.70    -    2.05    23.50  -  25.18
       2002                           5,099      5.38 -     5.50       37,744            0.31  0.70    -    2.05   -24.18  - -23.14
       2001                           6,802      7.10 -     7.16       66,416            0.32  0.70    -    2.05   -29.02  - -28.96
    Capital Growth
       2002 (q)                           -       N/A -      N/A            -            0.48  0.70    -    2.05      N/A  -    N/A
       2001                           4,701      7.45 -     7.78       96,677            0.54  0.70    -    2.05   -26.83  - -25.52
    Dividend Growth
       2003                          27,375      9.81 -    10.83      820,639            1.85  0.70    -    2.05    25.30  -  27.00
       2002                          31,946      7.83 -     8.53      779,026            2.00  0.70    -    2.05   -19.68  - -18.59
       2001                          38,547      9.75 -    10.48    1,198,348            1.85  0.70    -    2.05    -5.87  -  -2.55
    Equity
       2003                          17,326      6.30 -     6.74      588,664            0.37  0.70    -    2.05    20.31  -  21.95
       2002                          20,268      5.16 -     5.60      595,598            0.35  0.70    -    2.05   -22.82  - -21.76
       2001                          24,148      6.60 -     7.25      978,551            0.48  0.70    -    2.05   -27.45  - -27.38
    European Growth
       2003                           7,200      8.12 -     8.16      187,302            0.86  0.70    -    2.05    26.41  -  28.13
       2002                           8,623      6.34 -     6.45      182,586            1.46  0.70    -    2.05   -22.96  - -21.91
       2001                          10,422      8.11 -     8.38      298,772            1.11  0.70    -    2.05   -18.33  - -16.22

(q) On August 31, 2002, Capital Growth merged into Money Market
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Global Advantage
       2003                           3,230  $   6.72 - $   7.39   $   24,224            1.06% 0.70%   -    2.05%   28.46% -  30.20%
       2002                           3,702      5.16 -     5.75       21,521            0.83  0.70    -    2.05   -22.42  - -21.37
       2001                           5,073      6.56 -     7.41       37,827            0.63  0.70    -    2.05   -25.89  - -23.87
    Global Dividend Growth
       2003                          11,608     10.51 -    11.29      209,033            1.91  0.70    -    2.05    29.39  -  31.15
       2002                          13,562      8.12 -     8.61      190,169            1.80  0.70    -    2.05   -14.29  - -13.13
       2001                          16,305      9.48 -     9.91      269,474            2.70  0.70    -    2.05    -6.91  -  -5.24
    High Yield
       2003                           4,896      5.15 -     7.05       54,254           10.14  0.70    -    2.05    25.14  -  26.84
       2002                           4,838      4.06 -     5.63       43,505           18.30  0.70    -    2.05    -9.02  -  -7.78
       2001                           6,229      4.40 -     6.19       62,081           18.08  0.70    -    2.05   -38.08  - -34.21
    Income Builder
       2003                           3,590     11.03 -    11.67       49,256            3.09  0.70    -    2.05    18.39  -  20.00
       2002                           4,059      9.32 -     9.72       47,094            4.20  0.70    -    2.05    -8.29  -  -6.82
       2001                           4,728     10.06 -    10.60       60,291            4.71  0.70    -    1.85     0.63  -   6.02
    Information
       2003                           1,036      4.72 -    11.46        4,837            0.00  0.83    -    2.05    57.81  -  59.75
       2002                             664      2.99 -     7.17        1,961            0.94  0.83    -    2.05   -44.24  - -28.27
       2001                             830      5.24 -     5.37        4,346            0.20  1.28    -    2.05   -47.60  - -46.33
    Limited Duration
       2003                           5,392     10.68 -    11.69       61,420            4.05  0.70    -    2.05     0.15  -   1.51
       2002                           6,130     10.66 -    11.51       69,291            3.58  0.70    -    2.05     1.94  -   3.33
       2001                           2,240     10.46 -    11.14       24,710            4.23  0.70    -    2.05     4.61  -   5.98
    Money Market
       2003                          16,876      9.98 -    10.89      237,222            0.66  0.70    -    2.05    -1.37  -  -0.03
       2002                          28,382     10.12 -    10.89      402,007            1.31  0.70    -    2.05     0.63  -   1.21
       2001                          30,239     10.19 -    10.82      432,633            4.04  0.70    -    2.05     1.94  -   3.17
    Pacific Growth
       2003                           5,498      4.84 -     6.48       22,979            0.00  0.70    -    2.05    27.02  -  28.74
       2002                           5,625      3.76 -     5.10       18,319            0.00  0.70    -    2.05   -24.43  - -23.40
       2001                           7,159      4.90 -     6.75       30,415            1.88  0.70    -    2.05   -32.47  - -27.93
    Quality Income Plus
       2003                          15,564     11.81 -    13.58      340,872            5.68  0.70    -    2.05     6.25  -   7.69
       2002                          19,078     11.11 -    12.61      397,716            6.01  0.70    -    2.05     3.37  -   4.78
       2001                          20,924     10.75 -    12.04      425,671            6.02  0.70    -    2.05     7.51  -   8.80
    S&P 500 Index
       2003                          13,279      8.08 -     8.16      127,914            1.01  0.70    -    2.05    25.26  -  26.96
       2002                          13,650      6.36 -     6.51      104,609            1.01  0.70    -    2.05   -24.06  - -23.03
       2001                          15,542      8.27 -     8.58      156,594            0.90  0.70    -    2.05   -14.22  - -12.85

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Strategist
       2003                          14,584  $   9.68 - $  10.41   $  366,549            1.65% 0.70%   -    2.05%   23.68% -  25.36%
       2002                          16,778      7.82 -     8.30      351,932            1.54  0.70    -    2.05   -11.72  - -10.52
       2001                          20,192      8.86 -     9.28      494,635            2.47  0.70    -    2.05   -11.39  - -10.81
    Utilities
       2003                           9,199      6.41 -     6.58      165,009            2.83  0.70    -    2.05    14.96  -  16.53
       2002                          11,242      5.57 -     5.65      179,523            2.79  0.70    -    2.05   -24.43  - -23.40
       2001                          14,351      7.37 -     7.37      309,754            2.17  0.70    -    2.05   -26.27  - -26.26

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
    Aggressive Equity
      (Class Y Shares)
       2003                           3,669     12.13 -    12.23       25,091            0.00  1.29    -    2.59    21.26  -  22.34
       2002                           3,298      5.19 -     6.91       17,226            0.10  1.35    -    2.20   -24.52  - -23.87
       2001                           2,712      6.82 -     9.16       18,529            0.33  1.35    -    2.20   -29.58  -  -8.43
    Capital Growth
      (Class Y Shares)
       2002 (r)                           -       N/A -      N/A            -            0.27  1.35    -    2.20      N/A  -    N/A
       2001                             919      7.04 -     8.80        6,472            0.55  1.35    -    2.20   -27.48  - -12.03
    Dividend Growth
      (Class Y Shares)
       2003                          11,170     12.15 -    12.26      114,227            1.65  1.29    -    2.59    21.52  -  22.60
       2002                           8,696      7.42 -     8.04       68,923            1.99  1.35    -    2.20   -20.02  - -19.33
       2001                           5,970      9.28 -     9.97       59,002            1.79  1.35    -    2.20    -7.18  -  -6.70
    Equity (Class Y Shares)
       2003                          14,125     11.78 -    11.88       98,665            0.14  1.29    -    2.59    17.80  -  18.84
       2002                          11,901      5.31 -     8.10       63,832            0.19  1.35    -    2.30   -22.50  - -19.01
       2001                           8,803      6.86 -     9.19       60,598            0.31  1.35    -    2.20   -28.05  -  -8.10
    European Growth
      (Class Y Shares)
       2003                           4,424     12.58 -    12.69       35,785            0.61  1.29    -    2.59    25.79  -  26.90
       2002                           3,700      5.76 -     8.05       21,755            1.85  1.35    -    2.30   -22.58  - -19.50
       2001                           2,730      7.44 -     9.53       20,541            1.21  1.35    -    2.20   -19.03  -  -4.74
    Global Advantage
      (Class Y Shares)
       2003                           1,276     12.49 -    12.60        9,194            0.74  1.29    -    2.59    24.92  -  26.03
       2002                           1,033      4.95 -     8.06        5,212            0.66  1.35    -    2.30   -22.00  - -19.42
       2001                             917      6.35 -     8.95        5,854            0.62  1.35    -    2.20   -24.57  - -10.52

(r) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Global Dividend Growth
      (Class Y Shares)
       2003                           4,330  $  12.86 - $  12.97   $   46,680            1.63% 1.29%   -    2.59%   28.57% -  29.71%
       2002                           2,607      7.89 -     8.13       20,621            1.86  1.35    -    2.30   -18.74  - -13.89
       2001                           1,127      9.17 -     9.66       10,357            2.50  1.35    -    2.20    -7.71  -  -3.44
    High Yield
      (Class Y Shares)
       2003                           5,305     11.23 -    11.33       33,806            8.97  1.29    -    2.59    12.32  -  13.31
       2002                           2,433      4.14 -     9.10       10,639           18.51  1.35    -    2.30    -8.99  -  -8.60
       2001                           1,281      4.53 -     7.69        6,088           21.82  1.35    -    2.20   -34.81  - -23.06
    Income Builder
      (Class Y Shares)
       2003                           3,718     11.56 -    11.67       40,658            2.90  1.29    -    2.59    15.63  -  16.66
       2002                           1,482      8.88 -     9.17       13,401            4.48  1.35    -    2.30   -11.23  -  -9.19
       2001                             709      9.60 -    10.10        7,100            4.76  1.35    -    2.20    -4.03  -   0.73
    Information
      (Class Y Shares)
       2003                           2,271     14.83 -    14.96       13,028            0.00  1.29    -    2.59    48.33  -  49.65
       2002                           1,667      2.92 -     7.43        5,044            1.07  1.35    -    2.30   -44.05  - -25.69
       2001                           1,378      5.23 -     8.91        7,356            0.18  1.35    -    2.20   -43.76  - -10.94
    Limited Duration
      (Class Y Shares)
       2003                          11,259      9.93 -    10.02      120,623            3.95  1.29    -    2.59    -0.70  -   0.18
       2002                           6,502     10.12 -    11.09       70,981            3.13  1.35    -    2.30     1.22  -   2.41
       2001                           2,087     10.25 -    10.82       22,344            3.47  1.35    -    2.20     2.47  -   5.06
    Money Market
      (Class Y Shares)
       2003                           8,984      9.85 -     9.94       90,996            0.40  1.29    -    2.59    -1.52  -  -0.64
       2002                          12,744      9.92 -    10.46      131,413            1.01  1.35    -    2.30    -0.78  -  -0.27
       2001                           9,369     10.02 -    10.49       97,217            3.35  1.35    -    2.20     0.22  -   2.25
    Pacific Growth
      (Class Y Shares)
       2003                           1,166     13.83 -    13.94        7,364            0.00  1.29    -    2.44    38.35  -  39.43
       2002                             631      3.94 -     6.09        2,619            0.00  1.35    -    2.20   -25.23  - -24.59
       2001                             293      5.22 -     8.14        1,629            3.73  1.35    -    2.20   -28.24  - -18.60
    Quality Income Plus
      (Class Y Shares)
       2003                          11,264     10.22 -    10.31      136,406            5.95  1.29    -    2.59     2.20  -   3.11
       2002                           8,406     10.33 -    12.04       99,130            5.73  1.35    -    2.30     3.28  -   3.85
       2001                           4,637     10.39 -    11.59       52,927            5.34  1.35    -    2.20     3.89  -   7.85

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    S&P 500 Index
      (Class Y Shares)
       2003                          15,307  $  12.01 - $  12.11   $  127,061            0.82% 1.29%   -    2.59%   20.07% -  21.14%
       2002                          10,380      5.90 -     7.13       61,909            0.94  1.35    -    2.20   -24.35  - -23.71
       2001                           5,853      7.73 -     9.42       45,552            0.86  1.35    -    2.20   -13.71  -  -5.81
    Strategist
      (Class Y Shares)
       2003                           8,863     11.93 -    12.03       87,272            1.45  1.29    -    2.59    19.28  -  20.34
       2002                           7,216      7.78 -     8.89       55,794            1.43  1.35    -    2.30   -11.32  - -11.06
       2001                           5,356      8.77 -     9.50       46,793            2.47  1.35    -    2.20   -11.61  -  -4.97
    Utilities
      (Class Y Shares)
       2003                           3,738     11.40 -    11.51       25,295            2.70  1.29    -    2.59    14.04  -  15.05
       2002                           3,518      5.61 -     6.23       19,653            2.81  1.35    -    2.20   -24.76  - -24.11
       2001                           3,257      7.40 -     8.28       24,013            2.20  1.35    -    2.20   -26.98  - -17.17

Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
    Oppenheimer Bond
       2003                             386     12.47 -    12.69        4,894            4.79  1.25    -    1.65     5.03  -   5.45
       2002                             726     11.87 -    12.04        8,735            6.14  1.25    -    1.65     7.29  -   7.72
       2001                             477     11.07 -    11.17        5,325            5.83  1.25    -    1.65     6.01  -   6.44
    Oppenheimer Capital
      Appreciation
       2003                             639     10.06 -    10.24        6,527            0.35  1.25    -    1.65    28.80  -  29.32
       2002                             620      7.81 -     7.92        4,902            0.64  1.25    -    1.65   -28.06  - -27.77
       2001                             653     10.86 -    10.96        7,148            0.47  1.25    -    1.65   -14.02  - -13.67
    Oppenheimer Global
      Securities
       2003                             419     13.61 -    13.86        5,791            0.67  1.25    -    1.65    40.68  -  41.25
       2002                             450      9.68 -     9.81        4,402            0.60  1.25    -    1.65   -23.41  - -23.10
       2001                             473     12.64 -    12.76        6,023            0.51  1.25    -    1.65   -13.49  - -13.14
    Oppenheimer High
      Income
       2003                             137     11.17 -    11.37        1,548            5.98  1.25    -    1.65    11.67  -  22.42
       2002                             115      9.22 -     9.28        1,062           11.89  1.25    -    1.45    -3.80  -  -3.61
       2001                             137      9.59 -     9.63        1,318            7.52  1.25    -    1.45     0.49  -   0.69

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
    Oppenheimer Main Street
      Small Cap Growth
       2003                             230  $  14.63 - $  14.89   $    3,423            0.00% 1.25%   -    1.65%   42.00% -  42.57%
       2002                             199     10.30 -    10.44        2,078            0.00  1.25    -    1.65   -17.13  - -16.79
       2001                             159     12.43 -    12.55        1,991            0.00  1.25    -    1.65    -2.00  -  -1.61

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
      Growth (SC)
       2003 (e)                           6     12.38 -    12.47           70            0.00  1.29    -    1.84    23.84  -  24.68
    Oppenheimer Capital
      Appreciation (SC)
       2003 (e)                          27     12.23 -    12.32          333            0.00  1.29    -    2.34    22.35  -  23.23
    Oppenheimer Global
      Securities (SC)
       2003 (e)                           7     14.20 -    14.32          102            0.00  1.29    -    1.99    42.00  -  43.23
    Oppenheimer High
      Income (SC)
       2003 (e)                          15     12.95 -    13.04          198            0.00  1.29    -    1.89    29.46  -  30.39
    Oppenheimer Main
      Street (SC)
       2003 (e)                          27     12.56 -    12.71          345            0.00  1.29    -    2.34    25.63  -  27.13
    Oppenheimer Main Street
      Small Cap Growth (SC)
       2003                              19     14.65 -    14.75          280            0.00  1.29    -    1.89    46.50  -  47.55
       2002                               1      9.89 -     9.89            8            0.00  1.50    -    1.50   -17.19  - -17.19
       2001 (u)                         < 1     11.94 -    11.94            4            0.00  1.50    -    1.50    19.40  -  19.40
    Oppenheimer Multiple
      Strategies (SC)
       2003 (e)                          19     13.02 -    13.18          245            0.00  1.29    -    2.34    30.21  -  31.76
    Oppenheimer Strategic
      Bond (SC)
       2003 (e)                          29     12.11 -    12.21          349            0.00  1.29    -    1.99    21.08  -  22.13

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Account (j):
    OpCap Small Cap (k)
       2003                             < 1  $  13.05 - $  13.05   $        1            0.00% 1.50%   -    1.50%   40.52% -  40.52%
       2002                             < 1      9.29 -     9.29            1            0.00  1.50    -    1.50   -22.81  - -22.81
       2001(u)                          < 1     12.03 -    12.03          < 1            0.00  1.50    -    1.50    20.33  -  20.33
    PEA Science and
      Technology (l)
       2003                             < 1     12.55 -    12.55            1            0.00  1.50    -    1.50    60.89  -  60.89
       2002                             < 1      7.80 -     7.80            1            0.00  1.50    -    1.50   -50.34  - -50.34
       2001(u)                          < 1     15.70 -    15.70            3            0.00  1.50    -    1.50    57.03  -  57.03

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
       2003                             < 1     10.81 -    10.81            2            1.40  1.50    -    1.50     0.72  -   0.72
       2002                              10     10.73 -    10.73          108            1.96  1.50    -    1.50     6.58  -   6.58
       2001 (u)                         < 1     10.07 -    10.07            1            0.80  1.50    -    1.50     0.68  -   0.68
    Money Market
       2003                               1      9.93 -     9.93           14            0.71  1.50    -    1.50    -0.79  -  -0.79
       2002                               1     10.01 -    10.01            7            1.68  1.50    -    1.50    -0.12  -  -0.12
       2001 (u)                         < 1     10.02 -    10.02            4            0.70  1.50    -    1.50     0.17  -   0.17
    PIMCO Total Return
       2003                             < 1     11.09 -    11.09            1            1.71  1.50    -    1.50     3.46  -   3.46
       2002                              10     10.72 -    10.72          108            2.31  1.50    -    1.50     7.45  -   7.45
       2001 (u)                         < 1      9.97 -     9.97            1            2.43  1.50    -    1.50    -0.25  -  -0.25

Investments in the Putnam
  Variable Trust Sub-Accounts:
    VT The George Putnam
      Fund of Boston
       2003 (a)                         428     11.24 -    12.16        4,860            0.00  1.29    -    2.59    12.42  -  21.58
    VT Global Asset Allocation
       2003 (e)                           5     12.40 -    12.51           62            0.00  1.29    -    1.99    24.02  -  25.10
    VT Growth and Income
       2003                           4,847     10.49 -    12.22       48,212            1.62  0.70    -    2.44    22.22  -  26.49
       2002                           3,946      8.15 -     8.29       30,709            1.59  0.70    -    2.30   -19.55  - -18.46
       2001                           2,888      9.42 -    10.31       28,218            1.20  0.70    -    2.20    -5.76  -   3.07

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(l) Previously known as OCC Science and Technology
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Health Sciences
       2003 (e)                           9  $  11.24 - $  11.37   $      105            0.00% 1.29%   -    2.34%   12.39% -  13.73%
    VT High Yield
       2003                              33     13.33 -    13.43          431            4.98  1.29    -    1.89    33.33  -  34.28
       2002                              11     10.31 -    10.31          118            2.38  1.50    -    1.50    -2.21  -  -2.21
       2001 (u)                         < 1     10.54 -    10.54            5            0.00  1.50    -    1.50     5.38  -   5.38
    VT Income
       2003 (e)                          19     10.43 -    10.51          201            0.00  1.29    -    1.89     4.30  -   5.07
    VT International Equity (m)
       2003                           9,028      7.76 -    12.58       70,508            0.79  0.70    -    2.59    25.77  -  27.63
       2002                           8,209      6.08 -     8.05       48,014            0.75  0.70    -    2.30   -19.46  - -18.24
       2001                           5,411      7.44 -     9.15       38,728            0.22  0.70    -    2.20   -21.17  -  -8.50
    VT International Growth
      and Income
       2003                             < 1     12.55 -    12.55            4            1.40  1.50    -    1.50    35.78  -  35.78
       2002                             < 1      9.24 -     9.24            3            0.52  1.50    -    1.50   -15.06  - -15.06
       2001 (u)                         < 1     10.88 -    10.88            4            0.00  1.50    -    1.50     8.79  -   8.79
    VT Investors
       2003 (a)                          69     12.09 -    12.18          853            0.00  1.29    -    2.44    20.89  -  21.84
    VT Money Market
       2003                               5      9.75 -     9.91           54            0.07  1.29    -    2.69    -2.45  -  -0.86
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    VT New Opportunities
       2003 (e)                           9     13.42 -    13.58          122            0.00  1.29    -    2.34    34.20  -  35.80
    VT New Value
       2003                               1     14.51 -    14.51            8            0.00  2.14    -    2.14    45.11  -  45.11
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    VT Research
       2003                               1     13.15 -    13.15            7            0.00  1.49    -    1.49    31.48  -  31.48
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(m) Previously known as VT International Growth
(v) Although available in 2001, there was no activity until 2002
(w) Although available in 2001 and 2002, there was no activity until 2003

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Small Cap Value
       2003                           3,644  $  10.91 - $  10.95   $   39,108            0.33% 0.70%   -    2.30%    9.54% -  48.60%
       2002 (s)                       2,769      7.34 -     7.50       20,194            0.00  0.70    -    2.20   -26.60  - -25.03
    VT Utilities Growth and
      Income
       2003 (e)                           2     14.07 -    14.14           33            0.00  1.29    -    1.79    40.74  -  41.45
    VT Vista
       2003 (e)                           6     13.49 -    13.65           85            0.00  1.29    -    2.34    34.85  -  36.46
    VT Voyager
       2003                           7,866      5.96 -    11.65       48,116            0.34  0.70    -    2.59    16.48  -  24.04
       2002                           7,477      4.80 -     7.94       34,395            0.59  0.70    -    2.30   -27.04  - -20.58
       2001                           5,485      6.58 -     9.09       34,589            0.00  0.70    -    2.20   -22.95  -  -9.13

Investments in the Rydex
  Variable Trust
  Sub-Account:
    Rydex OTC
       2003                             < 1     11.71 -    11.71          < 1            0.00  1.50    -    1.50    43.24  -  43.24
       2002                             < 1      8.18 -     8.18          < 1            0.00  1.50    -    1.50   -18.23  - -18.23
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

Investments in the Salomon
  Brothers Variable Series
  Funds Sub-Account:
    Variable All Cap (n)
       2003                               1     11.26 -    11.26            6            0.26  1.50    -    1.50    36.95  -  36.95
       2002                               1      8.22 -     8.22            4            0.45  1.50    -    1.50   -26.18  - -26.18
       2001 (u)                         < 1     11.14 -    11.14            5            1.34  1.50    -    1.50    11.37  -  11.37

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(n) Previously known as Capital
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts:
    STI Capital Appreciation
       2003 (e)                          24  $  10.70 - $  10.75   $      254            0.00% 1.29%   -    2.34%    6.96% -   7.49%
    STI Growth & Income
       2003 (e)                          10     11.32 -    11.36          117            0.55  1.29    -    1.89    13.25  -  13.56
    STI International Equity
       2003 (e)                         < 1     12.26 -    12.27            1            0.00  1.29    -    1.49    22.55  -  22.67
    STI Investment Grade
      Bond
       2003 (e)                          12      9.99 -    10.03          116            1.28  1.29    -    1.99    -0.07  -   0.26
    STI Mid-Cap Equity
       2003 (e)                          11     11.41 -    11.44          131            0.66  1.29    -    1.89    14.06  -  14.38
    STI Small Cap Value
      Equity
       2003 (e)                           7     12.18 -    12.23           85            0.27  1.29    -    2.14    21.84  -  22.33
    STI Value Income Stock
       2003 (e)                           3     11.23 -    11.25           39            1.06  1.49    -    1.89    12.31  -  12.52

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    UIF Emerging Markets
      Equity
       2003                           3,702      7.71 -    12.70       33,517            0.00  0.70    -    2.20    46.42  -  48.63
       2002                           3,528      5.19 -     8.68       21,572            0.00  0.70    -    2.20   -10.88  -  -9.54
       2001                           2,296      5.74 -     9.74       16,448            0.00  0.70    -    2.20   -42.63  -  -2.64
    UIF Equity Growth
       2003                           7,319      6.73 -     8.28       56,334            0.00  0.70    -    2.20    22.21  -  24.06
       2002                           7,462      5.42 -     6.78       47,600            0.15  0.70    -    2.20   -29.44  - -28.37
       2001                           8,236      7.57 -     9.60       76,091            0.00  0.70    -    2.20   -15.71  -  -3.96
    UIF High Yield
       2003                              28     11.85 -    11.85          326            0.00  1.50    -    1.50    23.83  -  23.83
       2002                              12      9.57 -     9.57          111           18.80  1.50    -    1.50    -8.66  -  -8.66
       2001 (u)                         < 1     10.48 -    10.48            4           22.64  1.50    -    1.50     4.78  -   4.78
    UIF International
      Magnum
       2003                           3,576      7.82 -    10.06       28,529            0.14  0.70    -    2.20    24.62  -  26.53
       2002                           2,993      6.18 -     7.38       19,088            1.10  0.70    -    2.20   -18.63  - -17.39
       2001                           2,502      7.49 -     9.07       19,772            0.51  0.70    -    2.20   -25.14  -  -9.31

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    UIF Mid Cap Growth
       2003                           2,559  $  10.36 - $  10.49   $   26,112            0.00% 0.70%   -    2.30%   38.51% -  40.78%
       2002 (s)                         895      7.36 -     7.57        6,544            0.00  0.70    -    2.30   -26.42  - -24.29
    UIF Mid Cap Value
       2003                          11,859     10.67 -    11.17      113,886            0.00  0.70    -    2.30    38.26  -  40.52
       2002                          10,941      7.71 -     7.95       75,421            0.00  0.70    -    2.30   -28.53  - -22.85
       2001                           6,472      9.83 -    11.13       63,097            0.00  0.70    -    2.20    -3.83  -  -1.74
    UIF U.S. Real Estate
       2003                           3,882     12.08 -    18.77       61,626            0.00  0.70    -    2.30    35.28  -  37.50
       2002                           3,778      8.93 -    13.65       44,038            3.91  0.70    -    2.30   -10.71  -  -2.15
       2001                           2,301     10.22 -    13.95       27,855            4.53  0.70    -    2.20     2.25  -  39.49

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
    UIF Active International
       Allocation (Class II)
       2003 (o)                           -     11.79 -    11.87            -            0.00  1.29    -    2.69    17.94  -  18.75
    UIF Emerging Markets
      Debt (Class II)
       2003 (a)                         206     11.22 -    13.96        2,333            0.00  1.29    -    2.59    12.19  -  39.60
    UIF Emerging Markets
      Equity (Class II)
       2003 (a)                         272     14.78 -    14.91        4,043            0.00  1.29    -    2.59    47.81  -  49.12
    UIF Equity and Income
      (Class II)
       2003 (a)                         561     11.52 -    11.62        6,494            0.88  1.29    -    2.59    15.19  -  16.22
    UIF Equity Growth
      (Class II)
       2003 (a)                         602     11.61 -    11.71        7,030            0.00  1.29    -    2.59    16.11  -  17.15
    UIF Global Franchise
      (Class II)
       2003 (a)                         758     12.14 -    12.25        9,257            0.00  1.29    -    2.59    21.43  -  22.51

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    UIF Mid Cap Growth
      (Class II)
       2003 (a)                         785  $  13.00 - $  13.12   $   10,262            0.00% 1.29%   -    2.59%   30.00% -  31.16%
    UIF Small Company
      Growth (Class II)
       2003 (a)                         812     13.50 -    13.62       11,026            0.00  1.29    -    2.59    35.01  -  36.21
    UIF U.S. Mid Cap
      Value (Class II)
       2003 (a)                       1,356     13.29 -    13.41       18,124            0.00  1.29    -    2.59    32.90  -  34.08
    UIF U.S. Real Estate
      (Class II)
       2003 (a)                         731     12.67 -    12.79        9,334            0.00  1.29    -    2.59    26.72  -  27.85

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
    LIT Comstock
       2003                           5,976     10.36 -    10.54       62,969            0.75  0.70    -    2.30    27.98  -  30.08
       2002                           2,807      8.09 -     8.10       23,160            0.77  0.70    -    2.30   -19.06  - -18.99
       2001                             272     11.89 -    12.00        3,254            0.00  1.25    -    1.65    -4.06  -  -3.68
    LIT Domestic Income
       2002 (t)                           -       N/A -      N/A            -           15.62  1.25    -    1.65      N/A  -    N/A
       2001                              65     11.36 -    11.47          746            4.74  1.25    -    1.65     8.16  -   8.60
    LIT Emerging Growth
       2003                          11,683      5.15 -     9.36       95,881            0.00  0.70    -    2.30    24.42  -  26.46
       2002                          12,789      4.07 -     7.52       85,976            0.35  0.70    -    2.30   -32.96  - -24.80
       2001                          15,662      6.07 -     6.60      167,267            0.06  0.70    -    2.05   -33.99  - -31.97
    LIT Government
       2003                             140     10.62 -    10.69        1,491            4.87  1.25    -    1.65     0.08  -   0.48
       2002 (s)                         122     10.61 -    10.64        1,296            0.00  1.25    -    1.65     6.14  -   6.43
    LIT Money Market
       2003                             278     10.60 -    10.79        2,989            0.60  1.25    -    1.65    -1.07  -  -0.68
       2002                             387     10.72 -    10.86        4,199            1.25  1.25    -    1.65    -0.44  -  -0.04
       2001                             279     10.76 -    10.87        3,032            3.48  1.25    -    1.65     1.98  -   2.39

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(t) On May 1, 2002, LIT Domestic Income merged into LIT Government

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts
    LIT Aggressive Growth
      (Class II)
       2003 (a)                         288  $  12.75 - $  12.86   $    3,687            0.00% 1.29%   -    2.59%   27.50% -  28.64%
    LIT Comstock (Class II)
       2003                          12,466     12.42 -    12.53      137,393            0.47  1.29    -    2.59    24.15  -  25.25
       2002 (s)                       4,821      8.01 -     8.05       38,762            0.00  1.35    -    2.20   -19.92  - -19.46
    LIT Emerging Growth
      (Class II)
       2003                           6,060     11.75 -    11.85       45,748            0.00  1.29    -    2.59    17.49  -  18.53
       2002                           4,520      5.39 -     5.76       24,442            0.05  1.35    -    2.20   -34.12  - -33.56
       2001 (x)                       2,120      8.11 -     8.74       17,335            0.00  1.35    -    2.20   -18.94  - -12.60
    LIT Growth and Income
      (Class II)
       2003                           2,309     12.31 -    12.42       28,598            0.00  1.29    -    2.59    23.14  -  24.23
       2002                               1      9.05 -     9.05            5            1.05  1.50    -    1.50    -9.50  -  -9.50
       2001 (u)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

(a) For period beginning May 1, 2003 and ended December 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(x) For the period beginning May 17, 2001 and ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and
February 15, 2000).

    (b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

    (c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

    (d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

    (h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

    (i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

    (k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

    (b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5, 1998).

    (c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

    (b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated April 24, 2001).

(7) Not applicable.

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

   (b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

   (e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28,
2000).

   (f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

   (g) LSA Variable Series Trust, dated May 1, 2002 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

   (h) Franklin Templeton Variable Insurance Products Trust filed herewith.

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

    (b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

    (c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File No. 033-35412) dated November 30, 2000).

    (d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

    (e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated April 25, 2001).

    (f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File No. 033-35412) dated September 20, 2001).

    (g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

    (h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31,
2002).

(10)(a) Independent Auditors' Consent

(11) Not applicable.

(12) Not applicable.

(13) Performance Data Calculations

      (a) Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 17 to Registration Statement (File No. 033-3542) dated March 5, 1998).

      (b) Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

     (c) Morgan Stanley Variable Annuity II, Variable Annuity II Asset Manager and Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement (File No. 033-35412) dated September 20, 2001).

     (d) Morgan Stanley Variable Annuity II, Variable Annuity II Asset Manager and Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29,
2002).

     (e) Performance Data Calculations (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).


(14) Not Applicable


(99) (a) Powers of Attorney for John C. Lounds, Kevin R. Slawin and Thomas J. Wilson (Incorporated herein by reference to Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

     (b) Powers of Attorney for Edward M. Liddy, J. Kevin McCarthy, and Robert
W. Pike (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement (File No. 333-77605) dated April 28, 2000.)

      (c) Powers of Attorney for David A. Bird and Steven E. Shebik (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement (File No. 333-77605) dated April 29, 2002.)

      (d) Powers of Attorney for Casey J. Sylla and Eric A.Simonson (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002.)

      (e) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002.)

     (f) Power of Attorney for Danny L. Hale (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL              POSITION AND OFFICE WITH
BUSINESS ADDRESS*               DEPOSITOR OF THE ACCOUNT

David Andrew Bird               Director and Senior Vice President
Danny Lyman Hale                Director
Edward Michael Liddy            Director
John Carl Lounds                Director and Senior Vice President
John Kevin McCarthy             Director and Senior Vice President
Robert William Pike             Director
Steven Emil Shebik              Director, Senior Vice President and Chief
                                Financial Officer
Eric Allen Simonson             Director, Senior Vice President and Chief
                                Investment Officer
Kevin Rourke Slawin             Director and Senior Vice President
Casey Joseph Sylla              Director, Chairman of the Board and
                                President
Michael Joseph Velotta          Director, Senior Vice President,
                                General Counsel and Secretary
Thomas Joseph Wilson, II        Director

Margaret Gindele Dyer           Senior Vice President
Marla Gay Friedman              Senior Vice President
Joseph V. Tripodi               Senior Vice President and Chief
                                Marketing Officer
Samuel Henry Pilch              Group Vice President and Controller
Richard Lewis Baker             Vice President
Michael B. Boyle                Vice President
Karen Cassidy Gardner           Vice President
Anson J. Glacy, Jr.             Vice President
Dennis Craig Gomez              Vice President
John Roger Hunter               Vice President
Mary Jovita McGinn              Vice President and Assistant Secretary
William Harrison Monie, Jr.     Vice President
John Eric Smith                 Vice President
Patricia Wright Wilson          Vice President
Bernard Eugene Wraith           Vice President
James Philip Zils               Treasurer
Charles Calvin Baggs            Assistant Vice President
Lisa Cochrane                   Assistant Vice President
Errol Cramer                    Assistant Vice President and Appointed Actuary
Lawrence William Dahl           Assistant Vice President
Joanne Marie Derrig             Assistant Vice President and Chief
                                Privacy Officer
Sarah R. Donahue                Assistant Vice President
Philip Emmanuele                Assistant Vice President
Lisa J. Flanary                 Assistant Vice President
Douglas Ford Gaer               Assistant Vice President
Gregory James Guidos            Assistant Vice President
Brent H. Hamann                 Assistant Vice President
Keith A. Hauschildt             Assistant Vice President
Ronald A. Johnson               Assistant Vice President
Teresa G. Logue                 Assistant Vice President
Robert Leslie Park              Assistant Vice President and Compliance
                                Officer
Barry Sajowitz Paul             Assistant Vice President and Assistant
                                Treasurer
John C. Pintozzi                Assistant Vice President
Joseph Patrick Rath             Assistant Vice President, Assistant
                                General Counsel and Assistant Secretary
Robert A. Shore                 Assistant Vice President
Robert E. Transon               Assistant Vice President
Timothy Nicholas Vander Pas     Assistant Vice President
Richard Zaharias                Assistant Vice President
Laura R. Zimmerman              Assistant Vice President
Doris J. Bryant                 Assistant Secretary
Emma Marguerite Kalaidjian      Assistant Secretary
Paul N. Kierig                  Assistant Secretary
Kristine Ellen Leston           Assistant Secretary
Robert E. Transon               Illustration Actuary

The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 11, 2004 (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

(a) Variable Annuity II.

As of January 31, 2003 there were 56,554 non-qualified contracts and 13,402 qualified contracts.

(b) Variable Annuity II Asset Manager.

As of January 31, 2003 there were 194 non-qualified contracts and 138 qualified contracts.

(c) Variable Annuity III.

As of January 31, 2003 there were 12,544 non-qualified contracts and 12,377 qualified contracts.

28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley DW Inc., is the principal underwriter for the following affiliated investment companies:

         Allstate Life Variable Life Separate Account A
         Allstate Life of New York Separate Account A

(b) The directors and officers of the principal underwriter are:


Name and Principal Business                 Positions and Officers
Address* of Each Such Person                with Underwriter


John H. Schaefer                            President, Chief Executive
                                            Officer and Chief Operating Officer
Bruce F. Alonso                             Managing Director
Mary Caracappa                              Managing Director and Controller
Ronald T. Carman                            Managing Director, Associate General
                                            Counsel and Assistant Secretary
Mayree Clark                                Managing Director
Stephen S. Crawford                         Director
Michael R. Durbin                           Director
Alexander C. Frank                          Managing Director and Treasurer
Raymond A. Harris                           Managing Director
Ronald G. Kempf, Jr.                        Director
Stephen J. Liguori                          Managing Director
Philip J. Purcell                           Director
Robin Roger                                 Managing Director and General
                                            Counsel, Securities
Samuel A. Turvey                            Managing Director and Chief
                                            Compliance Officer
Steven C. Van Wyk                           Managing Director
Fred Gonfiantini                            Chief Financial Officer
Robert V. Luebeck                           Chief Operations Officer
Joyce L. Kramer                             Executive Director, Deputy General
                                            Counsel and Assistant Secretary
Robert L. Palleschi                         Executive Director
Kirk Wickman                                General Counsel and Secretary
Debra M. Aaron                              Vice President
Darlene R. Lockhart                         Vice President
Kevin Mooney                                Vice President
Bruce Sandberg                              Vice President
Frank G. Skubic                             Vice President
Eileen S. Wallace                           Vice President
David M. Stolow                             Assistant Secretary


* The principal address of the officer and directors is 1585 Broadway, New York, New York 10036.

(c) Compensation of Morgan Stanley DW Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2002.


(1)                            (2)                      (3)                  (4)                  (5)

Name of Principal              Net Underwriting         Compensation         Brokerage
Underwriter                    Discounts and            Redemption           Commissions        Compensation
                               Commissions

Morgan Stanley DW Inc.         N/A                      N/A                  $30,408,546      N/A

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 1, 2004.


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                                                   By: /s/MICHAEL J. VELOTTA
                                                   -------------------------
                                                   Michael J. Velotta
                                                   Vice President, Secretary and
                                                   General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 1st day of April, 2004.


*/CASEY J. SYLLA                  Chairman of the Board, President
-----------------------           and Director
Casey J. Sylla                    (Principal Executive Officer)


/s/MICHAEL J. VELOTTA             Senior Vice President, Secretary,
---------------------             General Counsel and Director
Michael J. Velotta


*/STEVEN E. SHEBIK                Senior Vice President, Chief
---------------------             Financial Officer and Director
Steven E. Shebik                  (Principal Financial Officer)


*/ERIC A. SIMONSON                Senior Vice President, Chief
----------------                  Investment Officer and Director
Eric A. Simonson


*/DAVID A. BIRD                   Senior Vice President and Director
---------------------
David A. Bird


*/DANNY L. HALE                   Director
-----------------
Danny L. Hale


*/EDWARD M. LIDDY                 Director
----------------
Edward M. Liddy


*/JOHN C. LOUNDS                  Senior Vice President and Director
-----------------
John C. Lounds


*/J. KEVIN MCCARTHY               Senior Vice President and Director
----------------
J. Kevin McCarthy


*/ROBERT W. PIKE                  Director
----------------
Robert W. Pike


*/KEVIN R. SLAWIN                 Senior Vice President and Director
- ----------------
Kevin R. Slawin


*/THOMAS J. WILSON, II            Director
-----------------------
Thomas J. Wilson, II


*/ By Michael J. Velotta, pursuant to Power of Attorney filed herewith.

                                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.            Description

(8)(h) Participation Agreement for Franklin Templeton Variable Insurance Products Trust
(10)(a)                Independent Auditors' Consent